UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Global Allocation Fund
February 28, 2017

Global Allocation - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 82.9%
International Equity Funds — 34.3%
Emerging Markets Fund Institutional Class	53,489	505,472
Global Gold Fund Institutional Class	15,696	138,127
Global Real Estate Fund Institutional Class	129,691	1,443,460
International Growth Fund Institutional Class	131,706	1,448,767
NT International Small-Mid Cap Fund R6 Class	29,621	311,024
NT International Value Fund R6 Class	124,464	1,128,891
		4,975,741
Domestic Equity Funds — 19.5%
AC Alternatives Equity Market Neutral Fund Institutional Class(2)	12,967	146,136
AC Alternatives Market Neutral Value Fund Institutional Class	13,568	145,996
Core Equity Plus Fund Institutional Class	66,741	939,707
Heritage Fund Institutional Class	4,820	109,129
Large Company Value Fund Institutional Class	56,925	578,928
Mid Cap Value Fund Institutional Class	6,114	109,310
Select Fund Institutional Class	9,214	580,193
Small Company Fund Institutional Class	14,407	215,094
		2,824,493
International Fixed Income Funds — 15.1%
Emerging Markets Debt Fund R6 Class	42,478	436,252
International Bond Fund Institutional Class(2)	142,519	1,744,429
		2,180,681
Domestic Fixed Income Funds — 14.0%
Diversified Bond Fund Institutional Class	121,989	1,306,505
High-Yield Fund Institutional Class	125,672	726,386
		2,032,891
TOTAL MUTUAL FUNDS (Cost $11,102,233)		12,013,806
EXCHANGE-TRADED FUNDS — 10.1%
iShares S&P GSCI Commodity Indexed Trust(2)	57,764	892,454
PowerShares DB Agriculture Fund(2)	13,868	280,133
SPDR Gold Shares(2)	1,235	147,249
Sprott Physical Gold Trust(2)	14,399	147,734
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,747,974)		1,467,570
TEMPORARY CASH INVESTMENTS — 7.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.875%, 8/31/17 - 4/30/20, valued at $357,933), in a joint trading account at 0.47%, dated 2/28/17, due 3/1/17 (Delivery value $350,903)		350,898
Repurchase Agreement, State Street Bank & Trust Co., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46, valued at $708,556), at 0.10%, dated 2/28/17, due 3/1/17 (Delivery value $693,002)		693,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,316	9,316
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,053,214)		1,053,214
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $13,903,421)		14,534,590
OTHER ASSETS AND LIABILITIES — (0.3)%		(45,043)
TOTAL NET ASSETS — 100.0%		$14,489,547

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	13,093	USD	9,744	JPMorgan Chase Bank N.A.	3/15/17	291
USD	9,464	AUD	13,093	JPMorgan Chase Bank N.A.	3/15/17	(571)
BRL	30,998	USD	9,288	UBS AG	3/15/17	644
BRL	29,570	USD	9,131	UBS AG	3/15/17	344
BRL	22,880	USD	7,215	UBS AG	3/15/17	116
BRL	83,448	USD	26,200	Goldman Sachs & Co.	6/21/17	(68)
USD	26,936	BRL	83,448	UBS AG	3/15/17	199
CAD	38,956	USD	29,341	JPMorgan Chase Bank N.A.	3/15/17	(8)
USD	9,743	CAD	13,224	JPMorgan Chase Bank N.A.	3/15/17	(215)
USD	19,549	CAD	25,732	JPMorgan Chase Bank N.A.	3/15/17	174
CHF	9,839	USD	9,862	Credit Suisse AG	3/15/17	(58)
USD	9,642	CHF	9,839	Credit Suisse AG	3/15/17	(162)
CLP	22,255,259	USD	34,504	UBS AG	3/15/17	(305)
USD	26,563	CLP	17,288,028	UBS AG	3/15/17	(3)
USD	7,673	CLP	4,967,231	UBS AG	3/15/17	39
USD	34,178	CLP	22,255,259	Goldman Sachs & Co.	6/21/17	174
CNY	138,525	USD	19,909	UBS AG	3/15/17	253
USD	19,652	CNY	138,525	UBS AG	3/15/17	(510)
COP	79,486,579	USD	26,954	UBS AG	3/15/17	141
COP	51,542,820	USD	17,521	Goldman Sachs & Co.	6/21/17	(191)
USD	9,225	COP	27,943,759	UBS AG	3/15/17	(300)
USD	17,888	COP	51,542,820	UBS AG	3/15/17	318
USD	8,998	EUR	8,409	JPMorgan Chase Bank N.A.	3/15/17	84
GBP	23,062	USD	29,380	UBS AG	3/15/17	(756)
USD	9,392	GBP	7,592	UBS AG	3/15/17	(31)
USD	19,022	GBP	15,470	UBS AG	3/15/17	(179)
USD	8,781	GBP	7,043	UBS AG	3/15/17	40
HUF	572,397	USD	1,967	UBS AG	3/16/17	2
USD	19,581	HUF	5,704,264	UBS AG	3/16/17	(36)
USD	8,835	HUF	2,601,011	UBS AG	3/16/17	(110)
IDR	253,251,540	USD	18,960	UBS AG	3/15/17	(12)
IDR	120,044,100	USD	8,912	Goldman Sachs & Co.	6/21/17	(32)
USD	9,942	IDR	133,207,440	UBS AG	3/15/17	(25)
USD	8,999	IDR	120,044,100	UBS AG	3/15/17	17
INR	1,304,115	USD	19,060	UBS AG	3/15/17	451
INR	647,636	USD	9,474	UBS AG	3/15/17	215
INR	544,784	USD	8,137	UBS AG	3/15/17	14
INR	1,156,430	USD	17,135	Morgan Stanley	6/21/17	(6)
USD	19,607	INR	1,340,105	UBS AG	3/15/17	(444)
USD	17,301	INR	1,156,430	UBS AG	3/15/17	(1)
USD	17,470	JPY	2,010,771	Credit Suisse AG	3/15/17	(436)
USD	8,195	JPY	920,544	Credit Suisse AG	3/15/17	(2)
KRW	27,581,299	USD	23,390	UBS AG	3/15/17	930
KRW	10,407,006	USD	9,164	UBS AG	3/15/17	12
USD	32,429	KRW	37,988,305	UBS AG	3/15/17	(1,068)
MXN	387,734	USD	18,393	JPMorgan Chase Bank N.A.	3/15/17	867
USD	35	MXN	725	JPMorgan Chase Bank N.A.	3/15/17	(1)
USD	9,358	MXN	196,009	JPMorgan Chase Bank N.A.	3/15/17	(379)
MYR	44,679	USD	9,949	Goldman Sachs & Co.	3/15/17	98
MYR	77,912	USD	17,498	Goldman Sachs & Co.	3/15/17	21
USD	10,069	MYR	44,679	Goldman Sachs & Co.	3/15/17	22

USD	17,558	MYR	77,912	Goldman Sachs & Co.	3/15/17	38
USD	17,424	MYR	77,912	Goldman Sachs & Co.	6/21/17	26
NOK	163,487	USD	19,508	JPMorgan Chase Bank N.A.	3/15/17	(5)
USD	9,292	NOK	80,521	JPMorgan Chase Bank N.A.	3/15/17	(314)
USD	9,543	NOK	83,278	JPMorgan Chase Bank N.A.	3/15/17	(392)
NZD	13,709	USD	9,739	JPMorgan Chase Bank N.A.	3/15/17	131
USD	9,437	NZD	13,709	JPMorgan Chase Bank N.A.	3/15/17	(433)
PHP	1,023,899	USD	20,504	UBS AG	3/15/17	(150)
PHP	861,829	USD	17,158	UBS AG	3/15/17	(26)
USD	29,380	PHP	1,471,946	UBS AG	3/15/17	120
USD	8,292	PHP	413,782	UBS AG	3/15/17	67
USD	16,982	PHP	861,829	Morgan Stanley	6/21/17	15
PLN	119,590	USD	29,493	UBS AG	3/15/17	(84)
USD	9,727	PLN	40,670	UBS AG	3/15/17	(274)
USD	18,512	PLN	78,701	UBS AG	3/15/17	(841)
RUB	1,294,068	USD	19,915	UBS AG	3/15/17	2,195
RUB	469,400	USD	7,566	UBS AG	3/15/17	454
RUB	1,052,418	USD	17,570	Morgan Stanley	6/21/17	67
USD	11,723	RUB	711,050	UBS AG	3/15/17	(426)
USD	17,926	RUB	1,052,418	UBS AG	3/15/17	(56)
SEK	170,638	USD	18,898	JPMorgan Chase Bank N.A.	3/15/17	18
USD	19,304	SEK	170,638	JPMorgan Chase Bank N.A.	3/15/17	388
SGD	47,513	USD	33,242	JPMorgan Chase Bank N.A.	3/15/17	665
USD	24,469	SGD	34,725	JPMorgan Chase Bank N.A.	3/15/17	(312)
USD	8,897	SGD	12,788	JPMorgan Chase Bank N.A.	3/15/17	(229)
TRY	32,819	USD	9,295	JPMorgan Chase Bank N.A.	3/15/17	(311)
TRY	36,056	USD	10,140	UBS AG	3/15/17	(270)
TRY	34,583	USD	8,833	UBS AG	3/15/17	634
TRY	28,750	USD	7,823	UBS AG	3/15/17	47
USD	19,419	TRY	68,875	JPMorgan Chase Bank N.A.	3/15/17	566
TWD	318,239	USD	9,941	UBS AG	3/15/17	429
TWD	304,172	USD	9,544	UBS AG	3/15/17	367
USD	9,956	TWD	318,239	UBS AG	3/15/17	(414)
USD	9,647	TWD	304,172	UBS AG	3/15/17	(264)
ZAR	264,188	USD	18,805	JPMorgan Chase Bank N.A.	3/15/17	1,290
ZAR	119,869	USD	8,817	JPMorgan Chase Bank N.A.	3/15/17	300
USD	8	ZAR	118	JPMorgan Chase Bank N.A.	3/15/17	(1)
USD	9,569	ZAR	134,127	JPMorgan Chase Bank N.A.	3/15/17	(633)
USD	9,644	ZAR	129,943	JPMorgan Chase Bank N.A.	3/15/17	(240)
USD	17,617	ZAR	238,118	JPMorgan Chase Bank N.A.	3/15/17	(494)
						1,205

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	12,013,806	—	—
Exchange-Traded Funds	1,467,570	—	—
Temporary Cash Investments	9,316	1,043,898	—
	13,490,692	1,043,898	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	13,283	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,078	—

3. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended February 28, 2017 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)

Emerging Markets Fund	897,003	244	406,152	30,370	—	505,472
Global Gold Fund	137,308	32,676	36,911	(1,409)	14,973	138,127
Global Real Estate Fund	1,802,729	92,554	460,387	14,189	71,807	1,443,460
International Growth Fund	1,476,768	146,916	235,756	8,454	9,821	1,448,767
NT International Small-Mid Cap Fund	368,197	1,138	76,491	2,934	1,138	311,024
NT International Value Fund	1,121,298	182,153	239,988	(23,171)	35,373	1,128,891
AC Alternatives Equity Market Neutral Fund(3)	169,813	—	22,073	(285)	—	146,136
AC Alternatives Market Neutral Value Fund	169,849	4,219	24,988	684	4,219	145,996
Core Equity Plus Fund	993,194	49,978	157,739	11,914	—	939,707
Heritage Fund	298,676	15,474	192,036	8,329	15,111	109,129
Large Company Value Fund	44,535	536,557	20,737	1,381	1,599	578,928
Mid Cap Value Fund	137,246	84,584	106,349	5,826	6,601	109,310
Select Fund	1,032,363	33,445	396,915	118,226	31,259	580,193
Small Company Fund	418,982	566	189,506	35,076	566	215,094
Emerging Markets Debt Fund	493,044	7,088	70,795	2,291	7,087	436,252
International Bond Fund(3)	1,799,305	130,102	230,565	(24,960)	—	1,744,429
Diversified Bond Fund	1,462,154	13,783	180,774	(6,432)	11,025	1,306,505
High-Yield Fund	833,612	10,252	149,506	(9,895)	10,256	726,386
	13,656,076	1,341,729	3,197,668	173,522	220,835	12,013,806

(1) Affiliated fund investments represent Institutional Class for all funds, except R6 Class for NT International Small-Mid Cap Fund, NT International Value Fund and Emerging Markets Debt Fund. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

4. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,539,591
Gross tax appreciation of investments	$558,915
Gross tax depreciation of investments	(563,916)
Net tax appreciation (depreciation) of investments	$(5,001)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
February 28, 2017

Multi-Asset Income - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 48.1%
Emerging Markets Debt Fund R6 Class	690,394	7,090,341
Emerging Markets Value Fund Institutional Class	137,382	1,083,944
High-Yield Fund R6 Class	2,005,438	11,571,380
International Value Fund R6 Class	763,727	5,987,616
Utilities Fund Investor Class	30,433	569,703
TOTAL MUTUAL FUNDS (Cost $25,376,514)		26,302,984
COMMON STOCKS — 22.8%
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	622	66,026
Banks — 0.5%
Comerica, Inc.	273	19,459
Commerce Bancshares, Inc.	295	17,411
JPMorgan Chase & Co.	704	63,797
PNC Financial Services Group, Inc. (The)	476	60,561
SunTrust Banks, Inc.	966	57,467
U.S. Bancorp	342	18,810
Wells Fargo & Co.	354	20,490
		257,995
Beverages — 0.1%
PepsiCo, Inc.	227	25,056
Capital Markets — 0.2%
AllianceBernstein Holding LP	749	17,751
Bank of New York Mellon Corp. (The)	479	22,580
BlackRock, Inc.	62	24,023
Invesco Ltd.	177	5,698
Northern Trust Corp.	635	55,467
		125,519
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	1,866	115,599
Communications Equipment†
Cisco Systems, Inc.	301	10,288
Containers and Packaging — 0.1%
Bemis Co., Inc.	1,299	64,392
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	549	22,943
Verizon Communications, Inc.	856	42,483
		65,426
Electric Utilities — 0.9%
Edison International	1,107	88,272
Eversource Energy	1,642	96,320
PG&E Corp.	2,010	134,167
Pinnacle West Capital Corp.	814	66,903
Westar Energy, Inc.	292	15,762
Xcel Energy, Inc.	1,560	68,188
		469,612
Electrical Equipment — 0.1%
Emerson Electric Co.	362	21,756

Rockwell Automation, Inc.	130	19,643
		41,399
Energy Equipment and Services — 0.2%
Frank's International NV	567	6,917
Schlumberger Ltd.	1,132	90,968
		97,885
Equity Real Estate Investment Trusts (REITs) — 11.3%
Agree Realty Corp.	8,228	408,356
American Tower Corp.	302	34,667
Cofinimmo SA	2,891	320,973
CoreCivic, Inc.	8,833	297,672
Gaming and Leisure Properties, Inc.	12,272	392,704
GEO Group, Inc. (The)	6,649	316,559
Liberty Property Trust	9,232	364,110
Macerich Co. (The)	4,910	330,836
Mapletree Commercial Trust	256,762	274,827
MGM Growth Properties LLC, Class A	15,141	384,884
Park Hotels & Resorts, Inc.	12,825	327,550
Physicians Realty Trust	18,357	365,671
Realty Income Corp.	6,531	400,220
Retail Properties of America, Inc.	23,934	368,823
Ryman Hospitality Properties, Inc.	5,487	353,747
Spirit Realty Capital, Inc.	36,645	402,729
STAG Industrial, Inc.	16,526	426,867
Weyerhaeuser Co.	12,815	432,122
		6,203,317
Food and Staples Retailing — 0.1%
CVS Health Corp.	276	22,240
Wal-Mart Stores, Inc.	724	51,353
		73,593
Food Products — 0.2%
General Mills, Inc.	1,722	103,957
Gas Utilities — 0.5%
Atmos Energy Corp.	1,243	97,314
ONE Gas, Inc.	1,723	112,943
Spire, Inc.	674	44,417
		254,674
Health Care Equipment and Supplies — 0.1%
Medtronic plc	495	40,051
Health Care Providers and Services†
Cardinal Health, Inc.	53	4,312
Quest Diagnostics, Inc.	104	10,134
		14,446
Household Products — 0.4%
Kimberly-Clark Corp.	232	30,751
Procter & Gamble Co. (The)	1,840	167,569
		198,320
Industrial Conglomerates — 0.2%
3M Co.	350	65,223
General Electric Co.	436	12,997
		78,220
Insurance — 0.3%
Allstate Corp. (The)	246	20,211

Chubb Ltd.	448	61,900
Marsh & McLennan Cos., Inc.	974	71,570
MetLife, Inc.	190	9,964
		163,645
IT Services — 0.1%
Automatic Data Processing, Inc.	694	71,218
Machinery†
Stanley Black & Decker, Inc.	156	19,835
Media†
Time Warner, Inc.	81	7,955
Mortgage Real Estate Investment Trusts (REITs) — 2.8%
Blackstone Mortgage Trust, Inc., Class A	17,146	533,926
New Residential Investment Corp.	27,439	462,896
Starwood Property Trust, Inc.	23,602	539,542
		1,536,364
Multi-Utilities — 0.2%
Ameren Corp.	1,162	63,550
NorthWestern Corp.	961	56,218
		119,768
Oil, Gas and Consumable Fuels — 3.2%
Antero Midstream Partners LP	3,470	119,021
Chevron Corp.	777	87,412
Enterprise Products Partners LP	12,051	337,790
EQT GP Holdings LP	3,145	85,984
EQT Midstream Partners LP	1,466	115,550
Exxon Mobil Corp.	1,046	85,061
MPLX LP	1,604	59,685
Noble Midstream Partners LP(2)	2,392	116,251
Occidental Petroleum Corp.	1,016	66,599
Phillips 66 Partners LP	2,256	125,501
Plains All American Pipeline LP	1,877	60,214
Rice Midstream Partners LP	3,273	80,549
Shell Midstream Partners LP	4,285	140,377
Spectra Energy Partners LP	3,643	162,951
TOTAL SA ADR	2,325	116,180
		1,759,125
Personal Products†
Unilever NV ADR	367	17,370
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	172	9,754
Eli Lilly & Co.	373	30,888
Johnson & Johnson	1,432	175,005
Merck & Co., Inc.	369	24,306
Pfizer, Inc.	1,378	47,017
		286,970
Semiconductors and Semiconductor Equipment — 0.2%
Applied Materials, Inc.	684	24,774
Maxim Integrated Products, Inc.	1,349	59,761
		84,535
Software — 0.1%
Microsoft Corp.	535	34,230
Oracle Corp.	685	29,174
		63,404

Technology Hardware, Storage and Peripherals†
Apple, Inc.	53	7,261
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	2,759	41,633
TOTAL COMMON STOCKS (Cost $11,499,269)		12,484,858
PREFERRED STOCKS — 10.6%
Banks — 5.9%
Bank of America Corp., 5.20%	33,000	33,103
Bank of America Corp., 6.50%	624,000	682,300
Citigroup, Inc., 5.90%	33,000	34,609
Citigroup, Inc., 5.95%	696,000	732,951
U.S. Bancorp, 6.00%	36,511	925,919
Wells Fargo & Co., 8.00%	30,508	800,530
		3,209,412
Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The), 5.30%	394,000	398,846
Electric Utilities — 0.7%
Pacific Gas & Electric Co., 4.50%	8,968	222,138
Pacific Gas & Electric Co., 4.80%	1,737	43,859
Pacific Gas & Electric Co., 5.00%	5,387	140,035
		406,032
Equity Real Estate Investment Trusts (REITs) — 0.7%
DDR Corp., 6.25%	500	12,560
Kimco Realty Corp., 5.625%	530	13,096
Public Storage, 5.40%	15,245	380,210
		405,866
Industrial Conglomerates — 1.4%
General Electric Co., 5.00%	702,000	740,610
Multi-Utilities — 1.2%
SCE Trust II, 5.10%	25,393	628,223
TOTAL PREFERRED STOCKS (Cost $5,685,617)		5,788,989
CONVERTIBLE BONDS — 5.4%
Air Freight and Logistics — 0.3%
UBS AG, (convertible into United Parcel Service, Inc.), 2.80%, 8/3/17(3)(4)	1,577	169,393
Auto Components — 0.4%
Credit Suisse AG, (convertible into Delphi Automotive plc), 5.93%, 6/1/17(3)(4)	3,547	247,981
Biotechnology — 0.1%
UBS AG, (convertible into Gilead Science, Inc.), 3.15%, 8/14/17(3)(4)	1,225	82,773
Capital Markets — 0.7%
Janus Capital Group, Inc., 0.75%, 7/15/18	306,000	390,724
Food Products — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Mondelez International, Inc.), MTN, 6.82%, 7/14/17(3)(4)	1,910	85,463
Health Care Providers and Services — 0.1%
Merrill Lynch International & Co. C.V., (convertible into Patterson Cos., Inc.), 5.30%, 6/1/17(3)(4)	410	17,737
Morgan Stanley B.V., (convertible into Cigna Corp.), 4.90%, 4/19/17(3)(4)	58	7,744
		25,481
Multiline Retail — 0.2%
Merrill Lynch International & Co. C.V., (convertible into Target Corp.), 3.10%, 8/31/17(3)(4)	256	14,986
Wells Fargo Bank N.A., (convertible into Target Corp.), 1.72%, 7/21/17(3)(4)	1,470	88,534
		103,520
Oil, Gas and Consumable Fuels — 0.3%
Goldman Sachs International, (convertible into EQT Corp.), 5.50%, 6/15/17(3)(4)	2,222	144,216

Semiconductors and Semiconductor Equipment — 3.1%
Citigroup Global Markets Holdings, Inc., (convertible into QUALCOMM, Inc.), MTN, 4.26%, 8/18/17(3)(4)	2,351	132,056
Intel Corp., 3.48%, 12/15/35	202,000	274,467
Microchip Technology, Inc., 1.625%, 2/15/25	100,000	143,188
Microchip Technology, Inc., 1.625%, 2/15/27(3)	482,000	488,929
Teradyne, Inc., 1.25%, 12/15/23(3)	565,000	633,506
		1,672,146
Specialty Retail†
Merrill Lynch International & Co. C.V., (convertible into L Brands, Inc.), 8.40%, 8/29/17(3)(4)	344	17,282
Wells Fargo Bank N.A., (convertible into Bed Bath & Beyond, Inc.), 4.37%, 3/1/17(3)(4)	106	4,880
		22,162
TOTAL CONVERTIBLE BONDS (Cost $2,860,189)		2,943,859
CONVERTIBLE PREFERRED STOCKS — 4.2%
Banks — 1.7%
Bank of America Corp., 7.25%	541	643,790
Wells Fargo & Co., 7.50%	248	303,800
		947,590
Equity Real Estate Investment Trusts (REITs) — 0.9%
Welltower Inc., 6.50%	7,346	466,030
Gas Utilities — 1.6%
Spire, Inc., 6.75%, 4/1/17	15,118	876,995
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,235,171)		2,290,615
CORPORATE BONDS — 2.4%
Automobiles†
Daimler Finance North America LLC, 2.00%, 8/3/18(3)	10,000	10,021
Banks — 0.2%
Capital One Financial Corp., 4.20%, 10/29/25	40,000	40,736
Citigroup, Inc., 4.00%, 8/5/24	35,000	35,526
US Bancorp, VRN, 5.30%, 4/15/27	27,000	27,540
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	25,682
		129,484
Beverages†
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	25,000	25,556
Biotechnology†
AbbVie, Inc., 3.60%, 5/14/25	25,000	24,936
Capital Markets — 0.1%
Jefferies Group LLC, 5.125%, 4/13/18	35,000	36,201
Consumer Finance†
American Express Credit Corp., 2.60%, 9/14/20	20,000	20,228
Diversified Financial Services — 0.2%
Ally Financial, Inc., 3.50%, 1/27/19	30,000	30,600
JPMorgan Chase & Co., VRN, 5.15%, 5/1/23	25,000	25,130
Morgan Stanley, 5.00%, 11/24/25	39,000	42,131
		97,861
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.45%, 4/1/24	39,000	40,943
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24(3)	11,000	11,330
Transocean, Inc., 9.00%, 7/15/23(3)	25,000	27,125
		38,455
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.375%, 10/15/26	25,000	23,948

Crown Castle International Corp., 5.25%, 1/15/23		20,000	21,967
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		15,000	15,487
Essex Portfolio LP, 3.625%, 8/15/22		25,000	25,734
VEREIT Operating Partnership LP, 4.125%, 6/1/21		20,000	20,528
			107,664
Food and Staples Retailing — 0.1%
Dollar General Corp., 3.25%, 4/15/23		35,000	35,054
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	13,741
			48,795
Gas Utilities — 0.2%
Energy Transfer Partners LP, 2.50%, 6/15/18		$35,000	35,260
Enterprise Products Operating LLC, VRN, 4.74%, 3/31/17		25,000	24,844
MPLX LP, 4.875%, 12/1/24		22,000	23,524
Williams Cos., Inc. (The), 3.70%, 1/15/23		35,000	34,475
			118,103
Health Care Equipment and Supplies†
Abbott Laboratories, 3.75%, 11/30/26		25,000	25,038
Health Care Providers and Services — 0.1%
Express Scripts Holding Co., 4.50%, 2/25/26		25,000	26,013
Hotels, Restaurants and Leisure†
FelCor Lodging LP, 5.625%, 3/1/23		15,000	15,786
Household Durables — 0.1%
Toll Brothers Finance Corp., 4.00%, 12/31/18		35,000	36,006
Industrial Conglomerates — 0.1%
General Electric Co., 4.125%, 10/9/42		25,000	26,052
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		39,000	39,726
			65,778
Insurance — 0.2%
American International Group, Inc., 4.125%, 2/15/24		25,000	26,018
International Lease Finance Corp., 4.625%, 4/15/21		20,000	21,313
Liberty Mutual Group, Inc., VRN, 7.00%, 6/15/17(3)		25,000	23,925
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)		24,000	24,763
			96,019
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/5/24		40,000	41,116
Media — 0.1%
21st Century Fox America, Inc., 6.90%, 8/15/39		25,000	32,178
CSC Holdings LLC, 6.75%, 11/15/21		15,000	16,537
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		20,000	20,600
			69,315
Metals and Mining — 0.1%
Newmont Mining Corp., 3.50%, 3/15/22		10,000	10,322
Teck Resources Ltd., 4.75%, 1/15/22		15,000	15,656
			25,978
Mortgage Real Estate Investment Trusts (REITs)†
Starwood Property Trust, Inc., 5.00%, 12/15/21(3)		15,000	15,619
Multi-Utilities — 0.1%
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		40,000	40,440
Progress Energy, Inc., 3.15%, 4/1/22		25,000	25,339
			65,779
Oil, Gas and Consumable Fuels — 0.1%
Petrobras Global Finance BV, 5.375%, 1/27/21		14,000	14,193

Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	15,000	15,131
		29,324
Pharmaceuticals†
Actavis Funding SCS, 3.85%, 6/15/24	25,000	25,471
Technology Hardware, Storage and Peripherals — 0.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(3)	25,000	25,570
Seagate HDD Cayman, 4.75%, 6/1/23	24,000	24,015
		49,585
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.625%, 4/1/23	35,000	37,258
TOTAL CORPORATE BONDS (Cost $1,315,218)		1,322,332
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.6%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	7,124	7,189
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.44%, 3/1/17	25,061	25,099
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.24%, 3/1/17	6,576	6,363
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 3/1/17	33,673	33,598
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.22%, 3/1/17	1,932	1,856
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	6,030	6,253
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.69%, 3/1/17	28,499	28,197
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.05%, 3/1/17	10,136	10,007
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 3/1/17	36,661	38,020
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.45%, 3/1/17	9,817	9,472
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 3/1/17	19,781	20,527
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 3/1/17	25,461	25,583
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.10%, 3/1/17	12,806	12,797
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.18%, 3/1/17	11,638	11,620
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.18%, 3/1/17	6,564	6,325
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.14%, 3/1/17	563	590
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 2.82%, 3/27/17	34,568	33,855
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.93%, 3/1/17	11,707	11,476
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.81%, 3/1/17	6,370	6,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 3/1/17	13,882	14,045
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 3/1/17	20,055	20,344
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	24,551	24,257
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	26,656	26,380
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.27%, 3/1/17	6,287	6,310
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.10%, 3/1/17	7,553	7,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	17,845	17,495
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	28,272	28,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	2,455	2,471
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.20%, 3/1/17	8,623	7,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.09%, 3/1/17	5,075	4,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.17%, 3/1/17	33,733	32,072
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.08%, 3/1/17	46,738	46,220
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.23%, 3/1/17	32,016	30,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.07%, 3/1/17	19,677	18,864
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 3/1/17	49,649	46,414
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 3/1/17	13,576	12,556
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	30,186	29,888
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	15,306	15,202
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	12,841	12,682

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	27,387	26,930
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	48,010	47,624
		774,009
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2016-C03, Class 2M2, VRN, 6.68%, 3/27/17	5,000	5,620
FNMA, Series 2016-C04, Class 1M2, VRN, 5.03%, 3/27/17	10,000	10,547
FNMA, Series 2016-C05, Class 2M2, VRN, 5.23%, 3/27/17	50,000	52,969
FNMA, Series 2017-C01, Class 1M2, VRN, 4.33%, 3/27/17(3)	55,000	55,253
		124,389
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $888,736)		898,398
ASSET-BACKED SECURITIES(5) — 1.0%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.77%, 3/17/17(3)	45,380	45,405
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(3)	50,000	50,007
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(3)	15,000	14,951
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	24,787
Colony American Homes, Series 2014-2A, Class A, VRN, 1.73%, 3/17/17(3)	48,265	48,309
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.02%, 3/17/17(3)	9,977	10,046
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	50,000	50,030
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	50,000	49,729
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	7,798	7,767
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	52,298	51,706
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/27/28(3)(6)	10,000	9,999
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.77%, 3/17/17(3)	21,231	21,243
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.97%, 3/17/17(3)	24,726	24,758
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(3)	8,188	8,285
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(3)	8,232	8,231
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.17%, 3/17/17(3)	15,000	15,158
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(3)	24,574	24,530
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	8,461	8,411
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(3)	19,388	19,374
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	6,971	6,905
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(3)	10,875	9,887
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	43,645	43,282
TOTAL ASSET-BACKED SECURITIES (Cost $553,320)		552,800
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	25,000	25,336
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	15,000	15,272
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 3/1/17	25,000	27,309
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 3/1/17	10,000	10,500
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 3/1/17	10,000	10,566
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 3/1/17	15,000	15,645
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/1/17	25,000	25,281
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	25,000	25,430
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	25,000	25,179
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	15,258
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 3/1/17	25,000	25,410
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 3/1/17(3)	10,000	9,776
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 3/1/17	25,000	26,149
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class B, VRN, 4.91%, 3/1/17	25,000	27,283
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 3/1/17	25,000	24,844

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	24,572
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $338,155)		333,810
EXCHANGE-TRADED FUNDS — 0.1%
Alerian MLP ETF (Cost $52,755)	4,954	63,708
U.S. TREASURY SECURITIES — 0.1%
U.S. Treasury Bills, 0.64%, 8/10/17(7)(8) (Cost $29,916)	30,000	29,912
TEMPORARY CASH INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,823,269)	1,823,269	1,823,269
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $52,658,129)		54,835,534
OTHER ASSETS AND LIABILITIES — (0.2)%		(101,568)
TOTAL NET ASSETS — 100.0%		$54,733,966

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	345,594	USD	253,251	Credit Suisse AG	3/31/17	11,537
USD	246,398	AUD	336,347	Credit Suisse AG	3/31/17	(11,306)
USD	6,611	AUD	9,247	Credit Suisse AG	3/31/17	(473)
BRL	656,500	USD	208,152	UBS AG	3/15/17	2,196
BRL	656,500	USD	206,122	Goldman Sachs & Co.	6/21/17	(538)
USD	211,911	BRL	656,500	UBS AG	3/15/17	1,563
CLP	179,939,880	USD	278,977	UBS AG	3/15/17	(2,462)
USD	210,769	CLP	135,563,776	UBS AG	3/15/17	2,448
USD	68,545	CLP	44,376,104	UBS AG	3/15/17	352
USD	276,342	CLP	179,939,880	Goldman Sachs & Co.	6/21/17	1,405
COP	406,298,004	USD	140,262	UBS AG	3/15/17	(1,768)
COP	406,298,004	USD	138,117	Goldman Sachs & Co.	6/21/17	(1,505)
USD	141,002	COP	406,298,004	UBS AG	3/15/17	2,508
EUR	5,229	USD	5,534	UBS AG	3/31/17	13
EUR	9,573	USD	10,155	UBS AG	3/31/17	1
EUR	2,708	USD	2,858	UBS AG	3/31/17	15
EUR	13,764	USD	14,743	UBS AG	3/31/17	(142)
EUR	8,472	USD	9,112	UBS AG	3/31/17	(125)
EUR	7,257	USD	7,781	UBS AG	3/31/17	(82)
EUR	3,791	USD	4,014	UBS AG	3/31/17	8
USD	70,298	EUR	64,921	JPMorgan Chase Bank N.A.	3/15/17	1,483
USD	265,656	EUR	254,750	UBS AG	3/31/17	(4,591)
USD	113,488	EUR	108,829	UBS AG	3/31/17	(1,961)
USD	6,726	EUR	6,411	UBS AG	3/31/17	(75)
USD	3,304	EUR	3,161	UBS AG	3/31/17	(49)
USD	7,365	EUR	7,038	UBS AG	3/31/17	(100)
USD	60,873	EUR	56,704	UBS AG	3/31/17	720
USD	9,005	EUR	8,530	UBS AG	3/31/17	(44)
GBP	502	USD	639	UBS AG	3/15/17	(16)
USD	14,424	GBP	11,322	UBS AG	3/15/17	371
USD	83,403	GBP	66,893	UBS AG	3/15/17	375
USD	211,463	HUF	60,256,397	UBS AG	3/16/17	4,241
IDR	935,120,336	USD	69,859	UBS AG	3/15/17	108
IDR	935,120,336	USD	69,422	Goldman Sachs & Co.	6/21/17	(250)

USD	70,099	IDR	935,120,336	UBS AG	3/15/17	132
INR	6,504,418	USD	97,153	UBS AG	3/15/17	164
INR	4,722,627	USD	70,024	UBS AG	3/15/17	635
INR	11,227,045	USD	166,351	Morgan Stanley	6/21/17	(54)
USD	167,966	INR	11,227,045	UBS AG	3/15/17	(10)
JPY	644,768	USD	5,529	Credit Suisse AG	3/31/17	217
USD	140,904	JPY	15,827,748	Credit Suisse AG	3/15/17	(44)
USD	68,536	JPY	7,698,470	Credit Suisse AG	3/15/17	(20)
USD	5,333	JPY	628,154	Credit Suisse AG	3/31/17	(266)
USD	141	JPY	16,614	Credit Suisse AG	3/31/17	(7)
KRW	80,977,806	USD	71,308	UBS AG	3/15/17	96
USD	71,041	KRW	80,977,806	UBS AG	3/15/17	(363)
MXN	1,449,304	USD	70,093	JPMorgan Chase Bank N.A.	3/15/17	1,901
MYR	619,474	USD	139,129	Goldman Sachs & Co.	3/15/17	166
USD	139,773	MYR	619,474	Goldman Sachs & Co.	3/15/17	478
USD	138,538	MYR	619,474	Goldman Sachs & Co.	6/21/17	210
PHP	8,366,951	USD	166,573	UBS AG	3/15/17	(252)
USD	69,992	PHP	3,484,238	UBS AG	3/15/17	732
USD	97,850	PHP	4,882,713	UBS AG	3/15/17	790
USD	164,866	PHP	8,366,951	Morgan Stanley	6/21/17	146
RUB	8,404,406	USD	139,827	UBS AG	3/15/17	3,769
RUB	8,404,406	USD	140,307	Morgan Stanley	6/21/17	538
USD	143,151	RUB	8,404,406	UBS AG	3/15/17	(445)
SGD	231,411	USD	164,590	Credit Suisse AG	3/31/17	569
SGD	84,591	USD	59,650	Credit Suisse AG	3/31/17	723
SGD	174,003	USD	122,278	Credit Suisse AG	3/31/17	1,908
SGD	46,029	USD	32,697	Credit Suisse AG	3/31/17	154
SGD	17,426	USD	12,038	Credit Suisse AG	3/31/17	399
USD	564,951	SGD	816,602	Credit Suisse AG	3/31/17	(17,862)
USD	2,792	SGD	4,044	Credit Suisse AG	3/31/17	(94)
USD	14,891	SGD	21,401	Credit Suisse AG	3/31/17	(383)
USD	51,233	SGD	72,584	Credit Suisse AG	3/31/17	(570)
USD	10,444	SGD	14,908	Credit Suisse AG	3/31/17	(195)
TRY	263,789	USD	70,026	UBS AG	3/15/17	2,184
TRY	351,072	USD	95,526	UBS AG	3/15/17	577
ZAR	941,774	USD	70,108	JPMorgan Chase Bank N.A.	3/15/17	1,526
USD	138,877	ZAR	1,877,067	JPMorgan Chase Bank N.A.	3/15/17	(3,897)
						(2,591)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
1	U.S. Treasury 10-Year Ultra Notes	June 2017	133,938	(202)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 26	148,500	Sell	5.00	6/20/21	2.84	10,366	13,810
Markit CDX North America High Yield Index Series 27	148,500	Sell	5.00	12/20/21	3.16	5,995	12,916
						16,361	26,726

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,003,479, which represented 5.5% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $1,013,045, which represented 1.9% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $26,923.

(8)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	26,302,984	—	—
Common Stocks	11,889,058	595,800	—
Preferred Stocks	3,026,535	2,762,454	—
Convertible Bonds	—	2,943,859	—
Convertible Preferred Stocks	—	2,290,615	—
Corporate Bonds	—	1,322,332	—
Collateralized Mortgage Obligations	—	898,398	—
Asset-Backed Securities	—	552,800	—
Commercial Mortgage-Backed Securities	—	333,810	—
Exchange-Traded Funds	63,708	—	—
U.S. Treasury Securities	—	29,912	—
Temporary Cash Investments	1,823,269	—	—
	43,105,554	11,729,980	—
Other Financial Instruments
Swap Agreements	—	26,726	—
Forward Foreign Currency Exchange Contracts	—	47,358	—
	—	74,084	—

Liabilities
Other Financial Instruments
Futures Contracts	202	—	—
Forward Foreign Currency Exchange Contracts	—	49,949	—
	202	49,949	—

3. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended February 28, 2017 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)

Emerging Markets Debt Fund R6 Class	5,806,261	1,194,984	50,304	(731)	95,275	7,090,341
Emerging Markets Value Fund Institutional Class	1,320,577	68,793	377,231	30,381	20,393	1,083,944
High-Yield Fund R6 Class	11,352,296	1,910,911	2,013,920	10,348	158,457	11,571,380
International Value Fund R6 Class	4,479,438	1,344,433	87,990	1,863	46,677	5,987,616
Utilities Fund Investor Class	512,406	42,802	811	(18)	25,735	569,703
	23,470,978	4,561,923	2,530,256	41,843	346,537	26,302,984

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$53,279,342
Gross tax appreciation of investments	$1,825,230
Gross tax depreciation of investments	(269,038)
Net tax appreciation (depreciation) of investments	$1,556,192

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
February 28, 2017

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 78.1%
Aerospace and Defense — 1.2%
Boeing Co. (The)	18,648	3,360,929
Cubic Corp.	1,643	86,340
Curtiss-Wright Corp.	502	49,111
Hexcel Corp.	971	53,385
KLX, Inc.	2,082	104,808
L3 Technologies, Inc.	2,988	502,940
Lockheed Martin Corp.	6,805	1,814,077
Mercury Systems, Inc.(1)	2,946	110,062
Safran SA	2,853	202,989
Textron, Inc.	34,606	1,636,864
Thales SA	5,370	529,075
United Technologies Corp.	29,833	3,357,704
		11,808,284
Air Freight and Logistics†
Royal Mail plc	49,178	253,000
XPO Logistics, Inc.(1)	2,785	142,007
		395,007
Airlines — 0.7%
Delta Air Lines, Inc.	35,260	1,760,532
Deutsche Lufthansa AG	32,752	479,866
Hawaiian Holdings, Inc.(1)	7,172	348,918
Japan Airlines Co. Ltd.	7,700	251,469
JetBlue Airways Corp.(1)	36,871	735,945
Ryanair Holdings plc ADR(1)	10,244	837,447
Spirit Airlines, Inc.(1)	11,862	619,315
United Continental Holdings, Inc.(1)	18,107	1,341,547
		6,375,039
Auto Components — 0.9%
Bridgestone Corp.	16,700	666,097
Cie Generale des Etablissements Michelin, Class B	530	59,545
Cooper-Standard Holding, Inc.(1)	1,103	123,536
Delphi Automotive plc	36,268	2,761,083
Dometic Group AB(1)	15,605	118,421
Faurecia	8,509	374,009
GKN plc	45,623	203,744
Hota Industrial Manufacturing Co. Ltd.	76,000	341,582
LCI Industries	3,940	424,338
Lear Corp.	5,655	802,953
Motherson Sumi Systems Ltd.	113,006	593,157
NGK Spark Plug Co. Ltd.	11,700	264,837
Nokian Renkaat Oyj	6,411	252,180
Schaeffler AG Preference Shares	2,054	32,379
Stoneridge, Inc.(1)	2,211	37,344
Tenneco, Inc.(1)	4,188	269,330
Toyota Boshoku Corp.	12,300	273,601
TS Tech Co. Ltd.	8,400	219,599

Valeo SA	16,286	1,000,869
		8,818,604
Automobiles — 1.0%
Astra International Tbk PT	2,243,400	1,379,415
Brilliance China Automotive Holdings Ltd.	420,000	660,063
Daimler AG	1,146	83,334
Ford Motor Co.	137,546	1,723,451
Fuji Heavy Industries Ltd.	28,700	1,074,733
Honda Motor Co. Ltd.	10,700	332,301
Honda Motor Co. Ltd. ADR	17,246	534,109
Isuzu Motors Ltd.	15,800	211,450
Mazda Motor Corp.	3,200	44,890
Peugeot SA(1)	35,806	681,274
Suzuki Motor Corp.	9,600	375,472
Tata Motors Ltd.	138,740	949,800
Tofas Turk Otomobil Fabrikasi AS	74,823	558,844
Toyota Motor Corp.	22,100	1,252,094
		9,861,230
Banks — 5.9%
Ameris Bancorp	1,672	80,758
Australia & New Zealand Banking Group Ltd.	54,207	1,284,220
Banco do Brasil SA	25,900	274,950
Banco Santander SA	184,522	1,007,517
Bank Mandiri Persero Tbk PT	799,700	677,610
Bank of America Corp.	131,866	3,254,453
Bank of Hawaii Corp.	3,799	320,863
Bank of Ireland(1)	2,243,543	532,405
Bank of the Ozarks, Inc.	4,689	256,629
Bank Rakyat Indonesia Persero Tbk PT	478,700	428,949
Bankia SA	207,660	205,255
BankUnited, Inc.	17,103	677,792
Barclays plc	101,366	284,892
BB&T Corp.	80,216	3,868,015
BNP Paribas SA	40,779	2,381,685
BOC Hong Kong Holdings Ltd.	146,000	577,387
Boston Private Financial Holdings, Inc.	4,131	71,053
Capital Bank Financial Corp., Class A	5,296	216,077
Capitec Bank Holdings Ltd.	12,127	670,255
Cathay General Bancorp	3,971	155,981
China CITIC Bank Corp. Ltd., H Shares(1)	209,000	143,499
China Construction Bank Corp., H Shares	379,000	311,972
Citigroup, Inc.	40,855	2,443,537
Citizens Financial Group, Inc.	13,799	515,669
Comerica, Inc.	5,099	363,457
Commerce Bancshares, Inc.	10,095	595,807
Commercial International Bank Egypt S.A.E.	66,288	300,598
Commercial International Bank Egypt S.A.E. GDR	84,057	376,575
Commonwealth Bank of Australia	7,440	469,574
Credicorp Ltd.	3,523	579,956
DNB ASA	43,480	713,127
East West Bancorp, Inc.	2,413	130,592
Erste Group Bank AG	27,600	802,915
F.N.B. Corp.	8,627	134,322

FCB Financial Holdings, Inc., Class A(1)	5,116	248,638
FinecoBank Banca Fineco SpA	23,070	131,978
First Financial Bankshares, Inc.	800	35,200
First Hawaiian, Inc.	2,716	86,043
Hachijuni Bank Ltd. (The)	7,800	49,295
Hang Seng Bank Ltd.	26,100	535,254
HDFC Bank Ltd.	72,399	1,559,505
HSBC Holdings plc (Hong Kong)	89,200	718,159
HSBC Holdings plc (London)	256,723	2,059,457
Industrial & Commercial Bank of China Ltd., H Shares	1,956,770	1,283,020
ING Groep NV	82,484	1,137,296
Itau Unibanco Holding SA ADR	67,504	863,376
JPMorgan Chase & Co.	25,252	2,288,336
Kasikornbank PCL	66,800	364,567
KBC Group NV	31,469	1,924,950
LegacyTexas Financial Group, Inc.	3,197	136,160
M&T Bank Corp.	11,320	1,890,100
Mitsubishi UFJ Financial Group, Inc.	130,600	858,383
Mizuho Financial Group, Inc.	318,200	593,943
Moneta Money Bank AS(1)	159,068	531,974
OTP Bank plc	19,904	578,166
Oversea-Chinese Banking Corp. Ltd.	4,600	31,052
PacWest Bancorp	389	21,434
Pinnacle Financial Partners, Inc.	220	15,268
PNC Financial Services Group, Inc. (The)	16,024	2,038,733
Prosperity Bancshares, Inc.	634	47,258
Regions Financial Corp.	29,299	447,396
Sberbank of Russia PJSC ADR	71,560	780,720
Societe Generale SA	20,573	913,429
Southside Bancshares, Inc.	1,282	45,165
Sumitomo Mitsui Financial Group, Inc.	13,200	514,277
SunTrust Banks, Inc.	4,290	255,212
SVB Financial Group(1)	3,937	751,534
Texas Capital Bancshares, Inc.(1)	1,367	121,868
U.S. Bancorp	41,170	2,264,350
UMB Financial Corp.	4,791	377,627
UniCredit SpA	34,234	458,784
Unione di Banche Italiane SpA	37,940	118,571
United Overseas Bank Ltd.	8,800	135,008
Valley National Bancorp	9,643	119,284
Wells Fargo & Co.	57,394	3,321,965
Westamerica Bancorporation	8,379	484,725
Western Alliance Bancorp	1,644	84,896
Westpac Banking Corp.	28,019	723,949
Yes Bank Ltd.	2,443	53,193
Zions Bancorp	10,129	454,792
		57,562,636
Beverages — 1.1%
Coca-Cola Bottling Co. Consolidated	558	96,015
Coca-Cola Co. (The)	4,007	168,134
Constellation Brands, Inc., Class A	4,604	731,161
Dr Pepper Snapple Group, Inc.	6,557	612,686
Heineken NV	5,260	434,093

MGP Ingredients, Inc.	1,254	55,464
Molson Coors Brewing Co., Class B	7,432	746,099
Monster Beverage Corp.(1)	14,387	596,197
PepsiCo, Inc.	54,670	6,034,475
Treasury Wine Estates Ltd.	151,504	1,383,443
		10,857,767
Biotechnology — 2.4%
AbbVie, Inc.	41,847	2,587,818
Aimmune Therapeutics, Inc.(1)	1,572	31,864
Alder Biopharmaceuticals, Inc.(1)	1,095	25,021
Alexion Pharmaceuticals, Inc.(1)	4,340	569,625
Alkermes plc(1)	3,824	216,056
Amgen, Inc.	28,679	5,062,704
Biogen, Inc.(1)	8,867	2,559,016
BioMarin Pharmaceutical, Inc.(1)	4,446	417,613
Celgene Corp.(1)	16,556	2,044,832
Clovis Oncology, Inc.(1)	408	23,586
CSL Ltd.	7,930	716,581
Exact Sciences Corp.(1)	1,410	30,343
Exelixis, Inc.(1)	2,503	53,890
FibroGen, Inc.(1)	1,398	34,950
Flexion Therapeutics, Inc.(1)	1,536	30,797
Galapagos NV(1)	2,135	150,728
Genmab A/S(1)	1,528	302,689
Gilead Sciences, Inc.	37,616	2,651,176
Halozyme Therapeutics, Inc.(1)	2,334	29,922
Incyte Corp.(1)	12,462	1,658,692
Ironwood Pharmaceuticals, Inc.(1)	1,498	25,301
Kite Pharma, Inc.(1)	759	53,714
Ligand Pharmaceuticals, Inc., Class B(1)	265	27,727
Medy-Tox, Inc.	2,089	760,039
Neurocrine Biosciences, Inc.(1)	337	14,882
Portola Pharmaceuticals, Inc.(1)	646	22,403
Prothena Corp. plc(1)	403	23,636
Puma Biotechnology, Inc.(1)	432	15,854
Radius Health, Inc.(1)	692	29,161
Regeneron Pharmaceuticals, Inc.(1)	2,025	756,337
Sage Therapeutics, Inc.(1)	485	32,689
Sarepta Therapeutics, Inc.(1)	580	18,044
Seegene, Inc.	13,367	406,655
Shire plc	25,580	1,540,706
Spark Therapeutics, Inc.(1)	478	30,487
Synergy Pharmaceuticals, Inc.(1)	3,239	18,754
TESARO, Inc.(1)	376	70,827
Ultragenyx Pharmaceutical, Inc.(1)	549	46,709
		23,091,828
Building Products — 0.9%
Apogee Enterprises, Inc.	1,230	70,331
Continental Building Products, Inc.(1)	1,767	43,203
CSW Industrials, Inc.(1)	3,610	133,931
Daikin Industries Ltd.	10,100	958,801
dormakaba Holding AG	72	59,501
Fortune Brands Home & Security, Inc.	10,562	610,801

Johnson Controls International plc	98,988	4,151,557
Lennox International, Inc.	3,916	644,652
Masonite International Corp.(1)	1,223	95,516
NCI Building Systems, Inc.(1)	3,873	61,968
Nichias Corp.	5,000	46,909
Owens Corning	23,384	1,367,730
PGT Innovations, Inc.(1)	7,245	72,812
USG Corp.(1)	12,716	428,911
		8,746,623
Capital Markets — 2.5%
3i Group plc	45,495	388,675
Affiliated Managers Group, Inc.(1)	5,568	935,034
Ameriprise Financial, Inc.	8,706	1,144,839
Ares Management LP	4,367	94,327
AURELIUS Equity Opportunities SE & Co. KGaA	3,330	220,629
Azimut Holding SpA	25,153	422,356
Bank of New York Mellon Corp. (The)	38,580	1,818,661
Bats Global Markets, Inc.	1,964	68,995
BlackRock, Inc.	2,780	1,077,139
Brookfield Asset Management, Inc., Class A	6,310	227,278
Charles Schwab Corp. (The)	29,458	1,190,398
Daiwa Securities Group, Inc.	85,000	538,925
Deutsche Bank AG	4,104	80,869
Deutsche Boerse AG(1)	8,370	717,354
Eaton Vance Corp.	22,386	1,043,859
Evercore Partners, Inc., Class A	15,915	1,266,038
Franklin Resources, Inc.	14,793	636,691
Goldman Sachs Group, Inc. (The)	7,257	1,800,171
Invesco Ltd.	62,657	2,016,929
Investec plc	44,745	321,194
Julius Baer Group Ltd.	22,090	1,081,021
London Stock Exchange Group plc	25,030	955,980
Moscow Exchange MICEX-RTS PJSC	306,283	651,626
NEX Group plc	28,150	202,943
Northern Trust Corp.	19,293	1,685,243
Partners Group Holding AG	380	198,825
S&P Global, Inc.	6,153	796,629
SBI Holdings, Inc.	20,200	282,651
SEI Investments Co.	17,472	879,715
State Street Corp.	4,959	395,282
T. Rowe Price Group, Inc.	6,394	455,317
UBS Group AG	25,888	398,753
		23,994,346
Chemicals — 1.7%
Air Products & Chemicals, Inc.	12,189	1,712,189
Arkema SA	11,280	1,093,427
Axalta Coating Systems Ltd.(1)	12,119	352,784
BASF SE	2,770	257,946
Cabot Corp.	21,014	1,218,392
Celanese Corp.	4,304	383,788
Chase Corp.	250	22,863
Chr Hansen Holding A/S	8,390	500,756
Dow Chemical Co. (The)	51,257	3,191,261

E.I. du Pont de Nemours & Co.	6,082	477,680
Evonik Industries AG	1,834	58,890
FMC Corp.	9,916	571,360
Hanwha Chemical Corp.	3,877	86,917
Hitachi Chemical Co. Ltd.	11,800	332,431
HS Industries Co. Ltd.	41,731	394,890
Hyosung Corp.	962	111,875
Ingevity Corp.(1)	10,159	548,281
Innophos Holdings, Inc.	1,488	78,849
Innospec, Inc.	1,510	98,603
Kanto Denka Kogyo Co. Ltd.	19,000	180,622
Koppers Holdings, Inc.	1,003	43,982
Kumho Petrochemical Co. Ltd.	4,112	278,921
Lenzing AG	890	140,016
Lotte Chemical Corp.	332	107,021
LyondellBasell Industries NV, Class A	10,746	980,465
Minerals Technologies, Inc.	1,422	109,850
Mitsubishi Chemical Holdings Corp.	61,100	469,188
Mitsui Chemicals, Inc.	34,000	172,807
Monsanto Co.	3,761	428,115
Scotts Miracle-Gro Co. (The), Class A	4,577	414,814
Sensient Technologies Corp.	1,922	153,645
Shin-Etsu Chemical Co. Ltd.	7,700	651,325
SK Materials Co. Ltd.	1,709	257,540
Taiyo Nippon Sanso Corp.	12,600	156,568
Tosoh Corp.	53,000	460,911
Trinseo SA	1,302	90,033
Valvoline, Inc.(1)	2,224	49,862
W.R. Grace & Co.	3,692	261,541
		16,900,408
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	1,634	66,651
Advanced Disposal Services, Inc.(1)	5,116	111,938
Brady Corp., Class A	948	36,261
Brink's Co. (The)	1,423	76,059
Deluxe Corp.	691	50,851
Downer EDI Ltd.	108,153	582,934
InnerWorkings, Inc.(1)	6,033	58,581
Interface, Inc.	2,780	52,542
Intrum Justitia AB	8,046	291,031
KAR Auction Services, Inc.	11,338	508,169
Knoll, Inc.	4,461	99,703
Loomis AB, B Shares	3,305	102,556
Multi-Color Corp.	2,114	151,574
Nissha Printing Co. Ltd.	7,000	199,074
Rentokil Initial plc	67,250	199,522
Republic Services, Inc.	11,452	709,451
Ritchie Bros Auctioneers, Inc.	2,830	95,343
		3,392,240
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	68	8,091
ARRIS International plc(1)	13,872	357,898
Ciena Corp.(1)	3,347	88,160

Cisco Systems, Inc.	92,505	3,161,821
F5 Networks, Inc.(1)	435	62,322
Lumentum Holdings, Inc.	815	37,409
NetScout Systems, Inc.(1)	1,794	66,288
Palo Alto Networks, Inc.(1)	2,117	321,572
		4,103,561
Construction and Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	8,901	279,355
Argan, Inc.	419	28,869
China Railway Construction Corp. Ltd., H Shares	478,000	676,093
CIMIC Group Ltd.	7,202	208,392
Dycom Industries, Inc.(1)	778	63,936
Granite Construction, Inc.	2,356	124,892
Hyundai Development Co-Engineering & Construction	8,546	331,032
Jacobs Engineering Group, Inc.	3,912	220,676
Larsen & Toubro Ltd.	21,642	476,574
Maeda Corp.	23,000	204,112
Peab AB	17,096	161,744
Penta-Ocean Construction Co. Ltd.	8,200	38,758
Toshiba Plant Systems & Services Corp.	14,800	207,881
Valmont Industries, Inc.	561	88,217
		3,110,531
Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., H Shares	167,000	581,915
Buzzi Unicem SpA	6,160	152,576
Cemex SAB de CV ADR(1)	134,553	1,138,318
CRH plc	41,600	1,404,323
Eagle Materials, Inc.	2,558	265,290
Forterra, Inc.(1)	3,139	62,246
HeidelbergCement AG	11,630	1,086,819
Summit Materials, Inc., Class A(1)	4,371	104,423
Vulcan Materials Co.	8,752	1,055,579
Wienerberger AG	6,360	125,323
		5,976,812
Consumer Finance — 0.3%
American Express Co.	13,091	1,048,065
Bharat Financial Inclusion Ltd.(1)	48,960	619,240
Discover Financial Services	11,974	851,830
Enova International, Inc.(1)	3,962	56,855
Green Dot Corp., Class A	1,525	44,698
Srisawad Power 1979 PCL	341,122	432,443
		3,053,131
Containers and Packaging — 0.5%
Ball Corp.	18,073	1,328,908
Bemis Co., Inc.	7,370	365,331
Berry Plastics Group, Inc.(1)	883	44,441
CCL Industries, Inc., Class B	950	201,923
Graphic Packaging Holding Co.	16,090	214,802
Klabin SA	55,600	276,979
Multi Packaging Solutions International Ltd.(1)	3,904	69,569
Pact Group Holdings Ltd.	29,272	149,694
RPC Group plc	31,240	353,917
Silgan Holdings, Inc.	2,234	133,191

Sonoco Products Co.	7,145	380,971
WestRock Co.	21,295	1,143,968
		4,663,694
Distributors — 0.1%
Bapcor Ltd.	35,753	152,410
Jardine Cycle & Carriage Ltd.	10,214	311,289
LKQ Corp.(1)	26,314	830,996
		1,294,695
Diversified Consumer Services — 0.2%
AA plc	19,606	63,642
Bright Horizons Family Solutions, Inc.(1)	2,261	156,258
Capella Education Co.	310	23,591
Chegg, Inc.(1)	10,562	83,440
Kroton Educacional SA	96,900	425,268
New Oriental Education & Technology Group, Inc. ADR(1)	9,665	467,882
Nord Anglia Education, Inc.(1)	2,598	60,975
TAL Education Group ADR(1)	7,664	662,706
		1,943,762
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	5,704	977,780
Challenger Ltd.	36,330	318,652
Compass Diversified Holdings	8,053	134,083
ORIX Corp.	90,100	1,401,484
		2,831,999
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	22,178	926,819
Deutsche Telekom AG	7,944	137,263
Level 3 Communications, Inc.(1)	8,881	508,437
Nippon Telegraph & Telephone Corp.	13,200	558,220
Orange SA	23,508	355,261
PCCW Ltd.	385,000	234,584
TDC A/S	34,420	185,225
Telefonica SA	63,281	646,867
Telekomunikasi Indonesia Persero Tbk PT	1,063,800	307,111
Telstra Corp. Ltd.	138,126	510,444
Verizon Communications, Inc.	46,775	2,321,443
		6,691,674
Electric Utilities — 0.8%
ALLETE, Inc.	935	62,841
Edison International	23,427	1,868,069
EDP - Energias de Portugal SA	193,543	598,510
Endesa SA	24,591	523,509
Enel SpA	176,089	755,895
Eversource Energy	4,162	244,143
HK Electric Investments & HK Electric Investments Ltd.	89,500	78,168
PG&E Corp.	22,500	1,501,875
PPL Corp.	15,320	565,002
Tata Power Co. Ltd.	107,746	133,393
Westar Energy, Inc.	2,786	150,388
Xcel Energy, Inc.	40,095	1,752,552
		8,234,345
Electrical Equipment — 0.6%
Acuity Brands, Inc.	2,024	427,671

AMETEK, Inc.	10,481	565,660
Eaton Corp. plc	12,925	930,341
Emerson Electric Co.	6,996	420,460
Generac Holdings, Inc.(1)	1,896	74,020
Havells India Ltd.	80,587	490,513
Hubbell, Inc.	5,925	702,823
Mabuchi Motor Co. Ltd.	3,200	172,896
Melrose Industries plc	89,904	237,896
Nexans SA(1)	6,310	325,383
Rockwell Automation, Inc.	3,629	548,342
Schneider Electric SE	4,447	300,995
Vestas Wind Systems A/S	5,201	385,803
		5,582,803
Electronic Equipment, Instruments and Components — 1.2%
AAC Technologies Holdings, Inc.	50,000	526,543
Alps Electric Co. Ltd.	5,800	172,691
Anritsu Corp.	10,200	78,535
AU Optronics Corp.	939,000	371,793
Belden, Inc.	743	52,493
CDW Corp.	23,317	1,373,371
Coherent, Inc.(1)	390	71,206
Dolby Laboratories, Inc., Class A	14,078	688,273
Fabrinet(1)	1,443	59,957
Hexagon AB, B Shares	24,760	1,000,099
IPG Photonics Corp.(1)	393	46,492
Japan Display, Inc.	36,700	90,815
KCE Electronics PCL	131,900	371,265
Keyence Corp.	2,400	928,426
Keysight Technologies, Inc.(1)	18,065	679,244
Largan Precision Co. Ltd.	1,000	148,522
Omron Corp.	17,800	765,268
Orbotech Ltd.(1)	2,330	70,249
OSI Systems, Inc.(1)	1,529	115,317
Sunny Optical Technology Group Co. Ltd.	103,000	662,748
TE Connectivity Ltd.	22,546	1,679,001
Tongda Group Holdings Ltd.	694,000	233,333
Topcon Corp.	16,600	290,790
Trimble, Inc.(1)	21,006	651,816
TTM Technologies, Inc.(1)	3,572	57,724
VeriFone Systems, Inc.(1)	4,904	101,366
		11,287,337
Energy Equipment and Services — 1.2%
Amec Foster Wheeler plc	18,921	103,186
Baker Hughes, Inc.	47,671	2,873,608
Basic Energy Services, Inc.	967	38,080
Dril-Quip, Inc.(1)	14,810	908,594
Frank's International NV	9,776	119,267
Halliburton Co.	14,884	795,699
Helix Energy Solutions Group, Inc.(1)	2,092	17,280
Helmerich & Payne, Inc.	17,075	1,167,418
Keane Group, Inc.	1,206	21,129
Mammoth Energy Services, Inc.(1)	1,963	42,205
Matrix Service Co.(1)	2,110	34,182

National Oilwell Varco, Inc.	15,546	628,369
Petrofac Ltd.	16,896	186,907
Rowan Cos. plc	7,416	134,378
Schlumberger Ltd.	41,537	3,337,913
Subsea 7 SA(1)	36,114	510,468
TechnipFMC plc	3,704	119,713
TGS Nopec Geophysical Co. ASA	1,280	28,093
TMK PJSC	214,480	277,934
Trican Well Service Ltd.	42,690	158,135
US Silica Holdings, Inc.	1,366	69,079
		11,571,637
Equity Real Estate Investment Trusts (REITs) — 3.3%
Activia Properties, Inc.	71	350,750
Alexandria Real Estate Equities, Inc.	5,460	651,433
American Campus Communities, Inc.	4,142	211,656
American Homes 4 Rent	25,226	599,622
American Tower Corp.	19,462	2,234,043
Apartment Investment & Management Co., Class A	14,098	655,980
Armada Hoffler Properties, Inc.	2,842	39,646
Ascendas Real Estate Investment Trust	108,700	193,913
Boston Properties, Inc.	5,963	829,036
Brixmor Property Group, Inc.	12,793	298,589
BWP Trust	28,974	63,311
Camden Property Trust	4,245	359,339
CareTrust REIT, Inc.	2,748	43,363
CBL & Associates Properties, Inc.	2,361	23,681
Chatham Lodging Trust	951	19,049
Colony Starwood Homes	10,947	360,156
Community Healthcare Trust, Inc.	1,622	38,587
Crown Castle International Corp.	7,386	690,813
CyrusOne, Inc.	2,947	150,002
Dexus Property Group	75,948	549,685
DiamondRock Hospitality Co.	2,104	22,870
Digital Realty Trust, Inc.	7,051	761,508
Duke Realty Corp.	12,675	324,987
Empire State Realty Trust, Inc.	31,599	689,174
EPR Properties	121	9,312
Equinix, Inc.	3,438	1,292,929
Equity Residential	16,399	1,034,285
Four Corners Property Trust, Inc.	1,137	25,219
Gecina SA	888	112,984
GGP, Inc.	18,777	466,796
Goodman Group	90,073	521,395
Great Portland Estates plc	14,543	116,936
H&R Real Estate Investment Trust	10,718	190,442
HCP, Inc.	21,251	696,820
Host Hotels & Resorts, Inc.	8,895	160,021
Hudson Pacific Properties, Inc.	18,290	669,048
Hulic Reit, Inc.	221	365,694
Hyprop Investments Ltd.	19,510	186,585
Kite Realty Group Trust	6,170	139,751
Lamar Advertising Co., Class A	1,155	87,179
Lexington Realty Trust	3,072	34,284

Link REIT	71,500	493,221
Mack-Cali Realty Corp.	12,610	367,582
Mapletree Commercial Trust	181,722	194,508
MedEquities Realty Trust, Inc.	5,941	64,816
Medical Properties Trust, Inc.	12,023	161,349
MGM Growth Properties LLC, Class A	14,661	372,683
Mid-America Apartment Communities, Inc.	7,004	719,521
Mirvac Group	18,282	30,136
National Health Investors, Inc.	1,059	80,187
Nippon Building Fund, Inc.	76	424,834
Omega Healthcare Investors, Inc.	802	26,177
Orix JREIT, Inc.	74	116,521
Paramount Group, Inc.	4,296	74,879
Physicians Realty Trust	9,928	197,766
Piedmont Office Realty Trust, Inc., Class A	22,007	504,841
Prologis, Inc.	15,237	777,849
PS Business Parks, Inc.	475	55,200
Public Storage	4,954	1,126,837
QTS Realty Trust, Inc., Class A	2,147	112,932
Realty Income Corp.	12,433	761,894
Regency Centers Corp.	6,269	441,024
RLJ Lodging Trust	1,104	25,127
Sabra Health Care REIT, Inc.	2,072	56,358
Safestore Holdings plc	55,861	266,170
SBA Communications Corp.	15,745	1,822,799
Scentre Group	97,694	326,573
Segro plc	114,897	704,011
Simon Property Group, Inc.	7,332	1,352,021
Summit Hotel Properties, Inc.	2,642	40,660
Sun Communities, Inc.	681	56,407
Sunstone Hotel Investors, Inc.	9,260	136,585
Unibail-Rodamco SE	2,274	518,794
Urban Edge Properties	11,361	315,041
Urstadt Biddle Properties, Inc., Class A	1,230	27,404
Vornado Realty Trust	8,640	949,277
Westfield Corp.	21,064	142,118
Weyerhaeuser Co.	29,431	992,413
WP Carey, Inc.	15,309	965,845
		32,073,233
Food and Staples Retailing — 1.6%
Ain Holdings, Inc.	1,400	100,565
Alimentation Couche-Tard, Inc., B Shares	18,280	812,842
BIM Birlesik Magazalar AS	21,720	312,750
Casino Guichard Perrachon SA	3,597	190,209
Costco Wholesale Corp.	3,382	599,223
CP ALL PCL	353,100	606,953
CVS Health Corp.	32,615	2,628,117
GS Retail Co. Ltd.	9,492	441,547
Jeronimo Martins SGPS SA	57,280	921,159
Kroger Co. (The)	24,002	763,264
Magnit PJSC GDR	9,310	339,443
METRO AG	5,561	172,409
President Chain Store Corp.	59,000	431,881

Raia Drogasil SA	20,800	396,767
Sysco Corp.	11,931	629,002
Wal-Mart Stores, Inc.	70,353	4,990,138
Walgreens Boots Alliance, Inc.	2,007	173,365
X5 Retail Group NV GDR(1)	25,498	772,589
		15,282,223
Food Products — 1.6%
a2 Milk Co. Ltd.(1)	37,880	64,184
AdvancePierre Foods Holdings, Inc.	2,465	71,386
B&G Foods, Inc.	1,844	78,370
Blue Buffalo Pet Products, Inc.(1)	24,204	591,546
Bunge Ltd.	4,819	394,435
Calbee, Inc.	26,800	908,879
Campbell Soup Co.	19,391	1,150,856
Conagra Brands, Inc.	21,622	891,043
Dean Foods Co.	17,797	324,617
General Mills, Inc.	14,175	855,745
Hershey Co. (The)	328	35,539
Hormel Foods Corp.	37,040	1,305,660
Indofood Sukses Makmur Tbk PT	880,500	536,448
Ingredion, Inc.	4,351	525,992
Inventure Foods, Inc.(1)	1,614	9,006
J.M. Smucker Co. (The)	3,277	464,449
Kellogg Co.	22,774	1,686,870
Lamb Weston Holdings, Inc.(1)	4,447	174,278
Marine Harvest ASA	15,276	267,127
Mead Johnson Nutrition Co.	9,762	857,006
Mondelez International, Inc., Class A	39,075	1,716,174
Nestle SA	2,611	193,027
Premium Brands Holdings Corp.	2,310	122,753
TreeHouse Foods, Inc.(1)	8,889	756,276
Tyson Foods, Inc., Class A	22,201	1,388,895
WH Group Ltd.	325,500	254,516
		15,625,077
Gas Utilities — 0.2%
Atmos Energy Corp.	4,305	337,038
China Gas Holdings Ltd.	286,000	424,419
National Fuel Gas Co.	6,910	416,673
ONE Gas, Inc.	1,868	122,447
Osaka Gas Co. Ltd.	99,000	381,742
Spire, Inc.	6,322	416,620
		2,098,939
Health Care Equipment and Supplies — 2.6%
Abbott Laboratories	35,072	1,581,046
Ambu A/S, B Shares	1,266	50,987
Baxter International, Inc.	28,743	1,463,594
Becton Dickinson and Co.	9,444	1,728,724
BioMerieux	1,270	195,223
Boston Scientific Corp.(1)	42,329	1,039,177
C.R. Bard, Inc.	5,913	1,450,104
Cooper Cos., Inc. (The)	1,031	205,313
Danaher Corp.	8,221	703,307
Edwards Lifesciences Corp.(1)	15,254	1,434,486

Essilor International SA	5,848	670,029
Hologic, Inc.(1)	39,716	1,611,675
Intuitive Surgical, Inc.(1)	2,189	1,613,293
Ion Beam Applications	2,077	94,473
Medtronic plc	44,741	3,619,994
Merit Medical Systems, Inc.(1)	3,837	118,180
Nevro Corp.(1)	6,734	646,397
NuVasive, Inc.(1)	10,634	794,998
STERIS plc	7,441	521,837
Sysmex Corp.	8,400	485,255
Teleflex, Inc.	5,732	1,095,844
Utah Medical Products, Inc.	702	43,454
West Pharmaceutical Services, Inc.	7,030	579,764
Zimmer Biomet Holdings, Inc.	31,140	3,645,871
		25,393,025
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc.(1)	1,437	64,263
Amedisys, Inc.	9,323	449,555
American Renal Associates Holdings, Inc.(1)	3,106	70,196
AMN Healthcare Services, Inc.(1)	3,053	125,631
Anthem, Inc.	2,937	484,076
Cardinal Health, Inc.	22,060	1,795,022
Centene Corp.(1)	4,810	339,105
Chartwell Retirement Residences	21,146	249,479
CVS Group plc	11,400	147,681
Express Scripts Holding Co.(1)	19,050	1,345,882
Fresenius Medical Care AG & Co. KGaA	8,990	748,110
HCA Holdings, Inc.(1)	11,919	1,039,814
HealthEquity, Inc.(1)	2,965	129,570
HealthSouth Corp.	1,694	71,690
Humana, Inc.	3,848	812,890
LifePoint Health, Inc.(1)	14,851	951,207
Magellan Health, Inc.(1)	120	8,298
McKesson Corp.	7,041	1,057,065
Miraca Holdings, Inc.	5,800	277,752
Owens & Minor, Inc.	1,664	60,037
PharMerica Corp.(1)	3,710	91,266
Providence Service Corp. (The)(1)	1,996	81,077
Quest Diagnostics, Inc.	9,240	900,346
Tivity Health, Inc.	3,330	96,237
UnitedHealth Group, Inc.	17,265	2,855,286
Universal Health Services, Inc., Class B	3,824	480,294
		14,731,829
Health Care Technology — 0.1%
Cerner Corp.(1)	13,053	718,437
CompuGroup Medical SE	2,439	97,709
Cotiviti Holdings, Inc.(1)	2,634	98,722
Evolent Health, Inc.(1)	2,897	57,071
RaySearch Laboratories AB	5,602	142,741
Veeva Systems, Inc., Class A(1)	2,698	117,876
		1,232,556
Hotels, Restaurants and Leisure — 1.6%
Alsea SAB de CV	104,287	293,373

Aramark	6,562	234,526
Carnival Corp.	38,678	2,164,034
Cedar Fair LP	1,591	108,952
Cheesecake Factory, Inc. (The)	3,911	238,767
China Lodging Group Ltd. ADR	10,763	623,931
Chipotle Mexican Grill, Inc.(1)	2,674	1,119,711
Churchill Downs, Inc.	1,496	224,849
ClubCorp Holdings, Inc.	11,316	193,504
Compass Group plc	43,240	803,742
Darden Restaurants, Inc.	30,048	2,243,985
Flight Centre Travel Group Ltd.	4,659	103,018
Hilton Worldwide Holdings, Inc.	11,876	679,307
Jack in the Box, Inc.	713	66,815
Las Vegas Sands Corp.	23,911	1,266,087
Madison Square Garden Co. (The)(1)	253	45,378
Marriott International, Inc., Class A	3,817	332,041
McDonald's Corp.	757	96,631
MGM Resorts International(1)	39,539	1,039,480
Minor International PCL	319,600	313,598
Panera Bread Co., Class A(1)	2,539	586,001
Papa John's International, Inc.	6,027	475,651
Peak Resorts, Inc.	1,722	10,332
Planet Fitness, Inc., Class A(1)	2,266	48,742
Red Robin Gourmet Burgers, Inc.(1)	1,706	77,879
Sands China Ltd.	172,400	719,546
Starbucks Corp.	6,068	345,087
Texas Roadhouse, Inc.	1,001	42,342
Vail Resorts, Inc.	3,272	592,821
Whitbread plc	6,980	331,288
Wingstop, Inc.	994	26,142
		15,447,560
Household Durables — 0.4%
Cavco Industries, Inc.(1)	16	1,908
Century Communities, Inc.(1)	1,408	32,173
D.R. Horton, Inc.	827	26,464
Electrolux AB	24,384	646,703
Fujitsu General Ltd.	5,000	97,735
Garmin Ltd.	7,215	372,366
Installed Building Products, Inc.(1)	1,708	80,361
Newell Brands, Inc.	44,094	2,161,929
PulteGroup, Inc.	22,443	494,868
SEB SA	580	76,407
		3,990,914
Household Products — 0.8%
Church & Dwight Co., Inc.	17,540	874,193
Kimberly-Clark Corp.	11,474	1,520,879
Procter & Gamble Co. (The)	39,003	3,552,003
Reckitt Benckiser Group plc	8,680	787,437
Spectrum Brands Holdings, Inc.	10,304	1,398,459
		8,132,971
Independent Power and Renewable Electricity Producers†
eRex Co. Ltd.	6,700	207,539
Meridian Energy Ltd.	52,992	103,060

Uniper SE(1)	6,757	95,922
		406,521
Industrial Conglomerates — 1.1%
3M Co.	19,320	3,600,282
Carlisle Cos., Inc.	12,112	1,251,170
DCC plc	1,648	140,384
General Electric Co.	109,416	3,261,691
Honeywell International, Inc.	3,638	452,931
Koninklijke Philips NV	21,212	641,238
Raven Industries, Inc.	626	18,498
Siemens AG	6,730	875,534
		10,241,728
Insurance — 2.5%
Aflac, Inc.	27,399	1,982,318
AIA Group Ltd.	198,000	1,251,066
Allianz SE	7,564	1,315,783
Allied World Assurance Co. Holdings AG	2,069	109,285
Allstate Corp. (The)	11,389	935,720
American Financial Group, Inc.	664	62,456
Aon plc	4,397	508,513
Aspen Insurance Holdings Ltd.	1,350	75,667
Atlas Financial Holdings, Inc.(1)	1,456	19,656
Aviva plc	197,566	1,220,846
AXA SA	38,330	904,313
Brown & Brown, Inc.	9,813	422,940
Chubb Ltd.	20,523	2,835,663
CNP Assurances	19,354	358,506
Dai-ichi Life Holdings, Inc.	5,600	105,301
Discovery Holdings Ltd.	42,385	397,435
Everest Re Group Ltd.	1,606	377,635
FNF Group	4,932	189,044
Hannover Rueck SE	5,965	673,639
Hanover Insurance Group, Inc. (The)	2,145	193,093
Infinity Property & Casualty Corp.	341	32,139
James River Group Holdings Ltd.	3,234	139,127
Kinsale Capital Group, Inc.	1,646	48,310
Legal & General Group plc	44,511	137,140
Lincoln National Corp.	2,007	140,811
Mapfre SA	141,888	439,073
MetLife, Inc.	20,362	1,067,783
MS&AD Insurance Group Holdings, Inc.	3,400	114,973
Muenchener Rueckversicherungs-Gesellschaft AG	1,070	202,227
NN Group NV	19,830	616,056
Old Mutual plc	39,716	107,483
Old Republic International Corp.	8,846	183,201
Ping An Insurance Group Co. of China Ltd., H Shares	166,000	885,288
ProAssurance Corp.	4,422	261,340
Prudential Financial, Inc.	898	99,265
Reinsurance Group of America, Inc.	12,250	1,593,235
RLI Corp.	1,620	94,689
SCOR SE	2,704	97,655
Sompo Holdings, Inc.	2,400	89,681
Sony Financial Holdings, Inc.	13,000	228,421

St. James's Place plc	55,024	720,318
Storebrand ASA(1)	23,660	159,737
Swiss Re AG	6,024	538,612
Torchmark Corp.	2,450	189,948
UnipolSai SpA	42,572	90,202
Unum Group	12,793	624,682
Validus Holdings Ltd.	12,680	731,129
Zurich Insurance Group AG	2,103	580,636
		24,152,040
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	11,034	9,324,171
ASOS plc(1)	15,538	1,047,308
Ctrip.com International Ltd. ADR(1)	12,842	609,224
Duluth Holdings, Inc., Class B(1)	2,629	55,446
Expedia, Inc.	10,758	1,280,632
Shutterfly, Inc.(1)	4,631	210,155
Start Today Co. Ltd.	47,100	984,386
TripAdvisor, Inc.(1)	7,715	319,941
Zalando SE(1)	25,671	1,026,643
		14,857,906
Internet Software and Services — 3.4%
2U, Inc.(1)	3,318	121,273
Alibaba Group Holding Ltd. ADR(1)	35,444	3,647,188
Alphabet, Inc., Class A(1)	16,306	13,777,429
Auto Trader Group plc	56,043	274,826
CoStar Group, Inc.(1)	3,459	702,800
Criteo SA ADR(1)	14,210	667,586
eBay, Inc.(1)	20,009	678,305
Facebook, Inc., Class A(1)	43,068	5,837,437
Five9, Inc.(1)	5,650	89,892
j2 Global, Inc.	846	68,881
Just Eat plc(1)	10,260	63,719
LogMeIn, Inc.	4,391	402,874
Mixi, Inc.	3,100	134,381
NAVER Corp.	635	435,782
Q2 Holdings, Inc.(1)	2,842	102,170
Shopify, Inc., Class A(1)	821	48,611
Stamps.com, Inc.(1)	70	8,827
Tencent Holdings Ltd.	165,000	4,399,773
VeriSign, Inc.(1)	8,796	725,406
Weibo Corp. ADR(1)	6,599	333,381
Wix.com Ltd.(1)	784	48,843
Yandex NV, A Shares(1)	26,265	590,962
		33,160,346
IT Services — 1.8%
Accenture plc, Class A	1,062	130,095
Acxiom Corp.(1)	4,003	114,166
Alliance Data Systems Corp.	3,793	921,623
Booz Allen Hamilton Holding Corp.	28,980	1,036,615
Cardtronics plc	335	14,767
Computer Sciences Corp.	19,606	1,344,187
CSG Systems International, Inc.	5,385	212,223
CSRA, Inc.	4,403	131,297

EVERTEC, Inc.	7,575	127,639
Fidelity National Information Services, Inc.	14,075	1,157,950
Fiserv, Inc.(1)	14,650	1,690,610
Global Payments, Inc.	18,901	1,506,221
Indra Sistemas SA(1)	17,952	226,413
International Business Machines Corp.	16,274	2,926,391
Jack Henry & Associates, Inc.	2,749	257,774
MAXIMUS, Inc.	1,256	74,945
My EG Services Bhd	1,076,050	395,036
Science Applications International Corp.	1,625	141,326
Vakrangee Ltd.	90,422	429,892
Vantiv, Inc., Class A(1)	15,279	998,941
Visa, Inc., Class A	38,152	3,355,087
Worldpay Group plc	175,009	589,372
		17,782,570
Leisure Products — 0.3%
Brunswick Corp.	24,086	1,442,511
Malibu Boats, Inc.(1)	1,717	35,302
Mattel, Inc.	31,643	814,174
MCBC Holdings, Inc.	4,405	64,665
Sega Sammy Holdings, Inc.	19,100	281,030
		2,637,682
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	16,852	864,508
Eurofins Scientific SE	428	182,865
Illumina, Inc.(1)	1,314	219,964
INC Research Holdings, Inc., Class A(1)	2,751	120,081
Lonza Group AG	1,155	212,750
Patheon NV(1)	4,147	130,630
Thermo Fisher Scientific, Inc.	423	66,699
Waters Corp.(1)	3,592	556,724
		2,354,221
Machinery — 2.4%
Cargotec Oyj	790	38,398
Caterpillar, Inc.	6,720	649,555
CIRCOR International, Inc.	1,351	83,911
Cummins, Inc.	14,652	2,175,676
DMG Mori Co. Ltd.	14,900	235,811
Donaldson Co., Inc.	5,933	254,822
EnPro Industries, Inc.	3,090	201,715
FANUC Corp.	3,600	708,977
Fortive Corp.	2,143	123,544
Global Brass & Copper Holdings, Inc.	2,683	90,283
Graham Corp.	2,011	44,101
Harsco Corp.	3,262	45,994
Hitachi Construction Machinery Co. Ltd.	19,100	444,411
Industria Macchine Automatiche SpA	2,120	150,365
Ingersoll-Rand plc	49,331	3,914,908
ITT, Inc.	4,755	194,812
John Bean Technologies Corp.	5,878	525,493
Kennametal, Inc.	8,221	304,917
KION Group AG	2,194	127,977
Komatsu Ltd.	42,300	1,020,554

Konecranes Oyj	3,990	143,507
Middleby Corp. (The)(1)	9,324	1,293,332
Mueller Water Products, Inc., Class A	5,527	68,480
NSK Ltd.	20,900	298,027
OC Oerlikon Corp. AG	12,570	135,794
Oshkosh Corp.	6,403	434,700
Parker-Hannifin Corp.	10,449	1,617,923
Rexnord Corp.(1)	2,418	53,607
Sandvik AB	34,920	475,060
Snap-on, Inc.	9,866	1,673,964
Stanley Black & Decker, Inc.	1,211	153,979
Takeuchi Manufacturing Co. Ltd.	5,700	114,056
Timken Co. (The)	5,621	248,448
Toro Co. (The)	15,879	956,075
WABCO Holdings, Inc.(1)	13,144	1,475,808
Wabtec Corp.	13,145	1,053,177
Weichai Power Co. Ltd., H Shares	285,000	501,501
Weir Group plc (The)	50,050	1,169,429
Woodward, Inc.	2,100	147,945
		23,351,036
Marine — 0.1%
AP Moeller - Maersk A/S, B Shares	440	717,359
Media — 1.5%
AMC Entertainment Holdings, Inc., Class A	2,508	78,626
APN Outdoor Group Ltd.	22,336	101,551
Atresmedia Corp. de Medios de Comunicacion SA	8,780	101,294
CBS Corp., Class B	820	54,054
Charter Communications, Inc., Class A(1)	2,405	776,959
Cineworld Group plc	17,200	136,486
Comcast Corp., Class A	99,735	3,732,084
CyberAgent, Inc.	15,200	422,805
DISH Network Corp., Class A(1)	4,698	291,276
Entravision Communications Corp., Class A	24,403	130,556
Gray Television, Inc.(1)	3,639	49,490
Metropole Television SA	3,431	72,660
MSG Networks, Inc., Class A	5,028	109,610
Naspers Ltd., N Shares	6,222	994,984
Omnicom Group, Inc.	16,348	1,391,215
ProSiebenSat.1 Media SE	2,312	92,719
Publicis Groupe SA	10,680	719,934
RTL Group SA	2,168	166,792
Scripps Networks Interactive, Inc., Class A	6,591	532,355
Sirius XM Holdings, Inc.	103,962	529,167
Television Broadcasts Ltd.	10,600	46,358
Townsquare Media, Inc.(1)	1,837	19,968
Twenty-First Century Fox, Inc., Class A	53,926	1,613,466
Vivendi SA	34,820	614,375
Walt Disney Co. (The)	11,926	1,312,933
		14,091,717
Metals and Mining — 1.3%
Alumina Ltd.	61,840	87,476
Anglo American plc(1)	12,243	193,011
ArcelorMittal(1)	137,890	1,213,930

Barrick Gold Corp.	61,892	1,149,953
Bekaert SA	2,374	105,065
BHP Billiton plc	4,912	79,083
Boliden AB	8,242	251,645
Centamin plc	32,272	69,998
Evraz plc(1)	58,735	167,919
Fortescue Metals Group Ltd.	284,677	1,447,076
Gerdau SA Preference Shares	134,800	555,128
Glencore plc(1)	95,034	379,771
Lundin Mining Corp.(1)	32,840	197,554
Mineral Resources Ltd.	10,822	92,763
Newmont Mining Corp.	3,725	127,544
Nucor Corp.	18,629	1,165,617
Reliance Steel & Aluminum Co.	4,401	372,545
Rio Tinto plc	56,563	2,314,040
Salzgitter AG	7,740	282,973
South32 Ltd.	52,520	100,265
SSAB AB, A Shares	41,860	165,694
Steel Dynamics, Inc.	7,282	266,521
Vale SA ADR	127,808	1,322,813
Vedanta Resources plc	21,990	234,935
		12,343,319
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	3,994	124,373
New Residential Investment Corp.	1,021	17,224
Starwood Property Trust, Inc.	14,617	334,145
Two Harbors Investment Corp.	6,750	62,775
		538,517
Multi-Utilities — 0.3%
Ameren Corp.	7,330	400,878
CenterPoint Energy, Inc.	18,551	506,813
Centrica plc	198,229	558,111
Consolidated Edison, Inc.	4,541	349,839
E.ON SE	13,927	108,090
Engie SA	21,338	260,867
NorthWestern Corp.	5,895	344,857
		2,529,455
Multiline Retail — 0.6%
Dollar General Corp.	8,029	586,278
Dollar Tree, Inc.(1)	27,842	2,134,925
Don Quijote Holdings Co. Ltd.	4,000	141,706
Marks & Spencer Group plc	37,697	156,607
Ollie's Bargain Outlet Holdings, Inc.(1)	2,061	64,612
Ryohin Keikaku Co. Ltd.	2,800	591,927
Seria Co. Ltd.	3,100	243,927
Target Corp.	26,362	1,549,295
		5,469,277
Oil, Gas and Consumable Fuels — 3.5%
Aegean Marine Petroleum Network, Inc.	2,265	22,876
Aker BP ASA	6,527	114,837
Anadarko Petroleum Corp.	24,430	1,579,399
Ardmore Shipping Corp.	6,151	42,134
BP plc	133,398	750,747

Cabot Oil & Gas Corp.	4,856	106,346
Callon Petroleum Co.(1)	8,169	103,093
Chevron Corp.	27,013	3,038,962
Cimarex Energy Co.	1,591	200,020
Comstock Resources, Inc.(1)	179	1,677
Concho Resources, Inc.(1)	11,925	1,579,466
Contango Oil & Gas Co.(1)	4,289	31,824
Devon Energy Corp.	12,094	524,396
Eclipse Resources Corp.(1)	20,367	43,993
Eni SpA	43,115	663,216
EQT Corp.	16,891	1,011,602
Euronav NV(1)	1,772	14,353
Extraction Oil & Gas, Inc.(1)	2,315	40,975
Exxon Mobil Corp.	26,682	2,169,780
Idemitsu Kosan Co. Ltd.	2,100	67,667
Imperial Oil Ltd.	79,588	2,486,151
JX Holdings, Inc.	12,700	60,490
Kinder Morgan, Inc.	38,432	818,986
Lundin Petroleum AB(1)	45,217	926,722
Marathon Petroleum Corp.	7,594	376,662
Newfield Exploration Co.(1)	8,358	304,733
Noble Energy, Inc.	22,258	810,414
Novatek PJSC GDR	3,564	461,538
Occidental Petroleum Corp.	35,956	2,356,916
ONEOK, Inc.	5,852	316,301
Petroleo Brasileiro SAPetrobras ADR	40,562	408,865
Repsol SA	30,291	449,264
Royal Dutch Shell plc ADR	12,180	669,900
Royal Dutch Shell plc, B Shares	53,911	1,453,973
Royal Dutch Shell plc, Class A	30,773	794,810
RSP Permian, Inc.(1)	2,369	93,552
Scorpio Tankers, Inc.	8,181	31,497
Seven Generations Energy Ltd.(1)	12,147	225,070
SK Innovation Co. Ltd.	2,094	286,114
Spectra Energy Partners LP	3,049	136,382
Statoil ASA	42,920	759,746
TonenGeneral Sekiyu KK	8,000	95,776
TOTAL SA	35,858	1,787,333
TOTAL SA ADR	48,460	2,421,546
Tullow Oil plc(1)	370,917	1,235,318
United Tractors Tbk PT	378,000	698,688
WildHorse Resource Development Corp.	1,962	22,779
Williams Cos., Inc. (The)	24,037	681,209
World Fuel Services Corp.	11,305	408,902
		33,687,000
Paper and Forest Products — 0.1%
KapStone Paper and Packaging Corp.	6,938	156,799
Nine Dragons Paper Holdings Ltd.	290,000	367,968
Sappi Ltd.(1)	98,813	616,268
UPM-Kymmene Oyj	12,909	306,748
		1,447,783
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	14,004	1,160,231

Godrej Consumer Products Ltd.	27,049	668,494
Inter Parfums, Inc.	1,916	66,294
L'Oreal SA	5,140	955,925
Nu Skin Enterprises, Inc., Class A	4,684	232,045
Unilever NV CVA	9,600	453,745
		3,536,734
Pharmaceuticals — 2.5%
Aerie Pharmaceuticals, Inc.(1)	715	33,855
Allergan plc(1)	4,611	1,128,865
Aspen Pharmacare Holdings Ltd.	27,027	583,849
AstraZeneca plc	5,846	336,876
Bristol-Myers Squibb Co.	17,639	1,000,308
Catalent, Inc.(1)	25,851	741,924
Depomed, Inc.(1)	812	13,309
Dermira, Inc.(1)	721	24,290
Eli Lilly & Co.	6,393	529,404
GlaxoSmithKline plc	29,587	605,031
H. Lundbeck A/S(1)	1,293	52,775
Horizon Pharma plc(1)	3,334	53,511
Indivior plc	18,717	81,218
Jazz Pharmaceuticals plc(1)	1,386	183,811
Johnson & Johnson	37,639	4,599,862
Jounce Therapeutics, Inc.	876	17,748
Medicines Co. (The)(1)	4,633	242,862
Merck & Co., Inc.	66,011	4,348,145
Nippon Shinyaku Co. Ltd.	2,600	140,247
Pacira Pharmaceuticals, Inc.(1)	720	31,464
Pfizer, Inc.	112,501	3,838,534
Richter Gedeon Nyrt	28,697	636,482
Roche Holding AG	10,041	2,446,391
Sanofi	3,474	299,323
STADA Arzneimittel AG	1,979	119,818
Supernus Pharmaceuticals, Inc.(1)	845	21,716
Teva Pharmaceutical Industries Ltd. ADR	7,090	248,292
TherapeuticsMD, Inc.(1)	2,593	16,284
Theravance Biopharma, Inc.	477	14,606
UCB SA	8,170	581,722
Zoetis, Inc.	29,640	1,580,108
		24,552,630
Professional Services — 0.4%
Equifax, Inc.	8,985	1,178,023
FTI Consulting, Inc.(1)	2,988	120,237
Korn/Ferry International	2,432	75,173
On Assignment, Inc.(1)	1,204	56,817
RELX plc	44,730	835,324
Teleperformance	3,750	415,152
Temp Holdings Co. Ltd.	11,700	198,185
Verisk Analytics, Inc., Class A(1)	12,941	1,073,068
Yumeshin Holdings Co. Ltd.	18,100	129,855
		4,081,834
Real Estate Management and Development — 1.2%
Aroundtown Property Holdings plc	24,787	113,440
Ayala Land, Inc.	999,500	702,626

BR Malls Participacoes SA(1)	62,260	298,686
Bumi Serpong Damai Tbk PT	716,600	98,334
CapitaLand Ltd.	105,900	275,065
Cheung Kong Property Holdings Ltd.	51,500	350,281
China Overseas Land & Investment Ltd.	118,000	363,292
China Resources Land Ltd.	166,000	453,336
Daikyo, Inc.	44,000	92,038
Daito Trust Construction Co. Ltd.	7,900	1,105,416
Daiwa House Industry Co. Ltd.	5,600	153,726
Deutsche EuroShop AG	1,681	69,658
Deutsche Wohnen AG	33,644	1,155,706
FirstService Corp.	1,594	91,821
Global Logistic Properties Ltd.	74,600	141,598
Hang Lung Properties Ltd.	123,000	310,554
Hufvudstaden AB, A Shares	19,257	298,884
Hulic Co. Ltd.	24,600	234,077
Inmobiliaria Colonial SA	44,174	322,859
Kerry Properties Ltd.	18,000	55,186
Leopalace21 Corp.	45,400	238,426
Longfor Properties Co. Ltd.	147,500	235,988
Mitsubishi Estate Co. Ltd.	45,000	879,211
Multiplan Empreendimentos Imobiliarios SA	29,500	609,744
Multiplan Empreendimentos Imobiliarios SA GDR	1,723	36,498
New World Development Co. Ltd.	230,000	301,022
Open House Co. Ltd.	2,000	47,479
Realogy Holdings Corp.	10,008	277,222
Sponda Oyj	59,679	249,987
Sumitomo Realty & Development Co. Ltd.	16,000	441,640
Sun Hung Kai Properties Ltd.	38,000	555,591
TLG Immobilien AG	6,031	116,380
UNITE Group plc (The)	26,570	206,059
Vonovia SE	3,487	121,500
Wharf Holdings Ltd. (The)	43,000	340,936
Wheelock & Co. Ltd.	18,000	116,979
		11,461,245
Road and Rail — 0.7%
Canadian Pacific Railway Ltd., (New York)	2,875	424,005
Central Japan Railway Co.	2,700	441,729
CJ Korea Express Corp.(1)	2,237	341,262
DSV A/S	26,263	1,292,779
Go-Ahead Group plc	4,124	100,810
Heartland Express, Inc.	29,811	618,280
Norfolk Southern Corp.	7,366	891,507
Saia, Inc.(1)	913	44,144
Union Pacific Corp.	23,833	2,572,534
		6,727,050
Semiconductors and Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.(1)	4,401	63,638
Applied Materials, Inc.	112,424	4,071,997
ASM Pacific Technology Ltd.	24,100	299,740
ASML Holding NV	14,892	1,805,629
Broadcom Ltd.	14,163	2,987,402
Cavium, Inc.(1)	9,515	623,328

Cypress Semiconductor Corp.	5,573	73,954
Dialog Semiconductor plc(1)	1,160	61,132
Disco Corp.	1,300	195,443
Exar Corp.(1)	14,176	148,281
Infineon Technologies AG	44,260	787,736
Inphi Corp.(1)	1,294	60,740
Intel Corp.	95,129	3,443,670
KLA-Tencor Corp.	9,291	837,305
Kulicke & Soffa Industries, Inc.(1)	3,748	76,722
Lam Research Corp.	15,004	1,778,574
MACOM Technology Solutions Holdings, Inc.(1)	783	36,088
Marvell Technology Group Ltd.	42,447	662,173
Maxim Integrated Products, Inc.	33,605	1,488,701
Microsemi Corp.(1)	3,530	182,925
Monolithic Power Systems, Inc.	1,268	111,546
NVIDIA Corp.	7,150	725,582
Powertech Technology, Inc.	94,000	273,048
QUALCOMM, Inc.	43,694	2,467,837
Rohm Co. Ltd.	7,400	478,206
Semtech Corp.(1)	242	8,095
SK Hynix, Inc.	10,863	448,642
Skyworks Solutions, Inc.	99	9,386
Sumco Corp.	18,300	269,096
Taiwan Semiconductor Manufacturing Co. Ltd.	476,425	2,911,922
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,566	143,692
Teradyne, Inc.	23,016	654,575
Texas Instruments, Inc.	24,452	1,873,512
Tower Semiconductor Ltd.(1)	2,443	56,355
		30,116,672
Software — 3.5%
Activision Blizzard, Inc.	58,124	2,623,136
Adobe Systems, Inc.(1)	14,285	1,690,487
ANSYS, Inc.	1,028	109,749
BroadSoft, Inc.(1)	2,585	110,638
CDK Global, Inc.	9,976	662,706
Citrix Systems, Inc.(1)	7,982	630,179
Electronic Arts, Inc.(1)	29,169	2,523,119
Guidewire Software, Inc.(1)	8,967	489,957
Konami Holdings Corp.	2,500	105,479
Microsoft Corp.	144,780	9,263,024
Mobileye NV(1)	14,770	672,330
Oracle Corp. (New York)	114,687	4,884,519
Oracle Corp. (Tokyo)	1,300	75,678
Proofpoint, Inc.(1)	769	60,574
RealPage, Inc.(1)	4,173	140,839
RingCentral, Inc., Class A(1)	4,854	129,602
salesforce.com, Inc.(1)	14,099	1,146,954
SAP SE	14,360	1,337,981
ServiceNow, Inc.(1)	8,491	738,038
Splunk, Inc.(1)	25,443	1,570,596
SS&C Technologies Holdings, Inc.(1)	3,792	132,796
Symantec Corp.	34,957	998,721
Synopsys, Inc.(1)	5,189	370,702

Tyler Technologies, Inc.(1)	6,158	933,861
VMware, Inc., Class A(1)	23,433	2,106,392
		33,508,057
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	8,946	1,401,033
AutoZone, Inc.(1)	995	732,867
Best Buy Co., Inc.	24,799	1,094,380
Burlington Stores, Inc.(1)	8,720	776,167
Camping World Holdings, Inc., Class A(1)	1,619	56,940
Children's Place, Inc. (The)	2,422	245,349
CST Brands, Inc.	8,097	389,709
Foot Locker, Inc.	2,143	162,161
Foundation Building Materials, Inc.	1,719	28,089
Home Depot, Inc. (The)	6,016	871,779
Industria de Diseno Textil SA	33,855	1,087,456
L Brands, Inc.	8,636	454,426
Maisons du Monde SA(1)	5,321	145,436
MarineMax, Inc.(1)	2,855	64,238
Michaels Cos., Inc. (The)(1)	15,281	306,995
Nitori Holdings Co. Ltd.	9,200	1,071,129
O'Reilly Automotive, Inc.(1)	12,390	3,366,487
Penske Automotive Group, Inc.	868	43,660
Pier 1 Imports, Inc.	2,080	13,998
Ross Stores, Inc.	27,246	1,868,531
Sleep Country Canada Holdings, Inc.	10,020	220,663
TJX Cos., Inc. (The)	20,732	1,626,425
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	2,484	679,200
Urban Outfitters, Inc.(1)	6,580	171,277
Williams-Sonoma, Inc.	10,140	492,703
		17,371,098
Technology Hardware, Storage and Peripherals — 2.0%
Apple, Inc.	96,407	13,206,795
Brother Industries Ltd.	8,800	165,825
Canon, Inc.	9,800	286,206
Cray, Inc.(1)	2,782	58,005
Lite-On Technology Corp.	48,000	80,607
Logitech International SA	11,888	343,851
NetApp, Inc.	8,713	364,465
Quanta Computer, Inc.	124,000	254,956
Samsung Electronics Co. Ltd.	2,362	4,014,825
Seiko Epson Corp.	10,700	239,344
		19,014,879
Textiles, Apparel and Luxury Goods — 0.7%
adidas AG	5,850	981,682
Cie Financiere Richemont SA	9,260	682,272
Coach, Inc.	28,832	1,098,211
Culp, Inc.	704	23,936
Kering	5,590	1,360,589
Pandora A/S	4,870	555,235
PRADA SpA	28,200	107,527
Ralph Lauren Corp.	6,605	523,975
Salvatore Ferragamo SpA	8,512	243,295
Shenzhou International Group Holdings Ltd.	78,000	466,218

Taiwan Paiho Ltd.	182,000	546,221
		6,589,161
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	34,367	518,598
Essent Group Ltd.(1)	41,339	1,439,011
		1,957,609
Tobacco — 0.5%
Altria Group, Inc.	18,064	1,353,355
British American Tobacco plc	26,500	1,670,433
Imperial Brands plc	4,483	210,994
Philip Morris International, Inc.	10,420	1,139,427
		4,374,209
Trading Companies and Distributors — 0.6%
Ashtead Group plc	72,512	1,490,011
Bunzl plc	22,530	630,416
DXP Enterprises, Inc.(1)	965	33,775
GMS, Inc.(1)	2,045	61,514
Mitsubishi Corp.	5,900	133,104
MonotaRO Co. Ltd.	11,800	334,007
MRC Global, Inc.(1)	5,083	102,727
Rexel SA	36,470	589,783
SiteOne Landscape Supply, Inc.(1)	2,472	96,927
Sumitomo Corp.	4,700	63,150
Toyota Tsusho Corp.	10,200	304,152
United Rentals, Inc.(1)	5,120	655,514
Wolseley plc	18,130	1,105,709
		5,600,789
Transportation Infrastructure†
Airports of Thailand PCL	228,000	253,112
BBA Aviation plc	37,670	142,566
		395,678
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	936,000	669,183
Wireless Telecommunication Services — 0.2%
China Mobile Ltd.	41,000	452,099
Drillisch AG	4,917	222,948
KDDI Corp.	8,000	209,284
NTT DOCOMO, Inc.	23,300	553,127
StarHub Ltd.	52,800	108,509
		1,545,967
TOTAL COMMON STOCKS (Cost $599,249,434)		757,429,592
CORPORATE BONDS — 7.9%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	30,000	29,478
Bombardier, Inc., 4.75%, 4/15/19(2)	60,000	61,875
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	125,156
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	30,113
Bombardier, Inc., 7.50%, 3/15/25(2)	55,000	57,131
KLX, Inc., 5.875%, 12/1/22(2)	70,000	73,951
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	95,677
Lockheed Martin Corp., 3.55%, 1/15/26	20,000	20,487
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	19,174
TransDigm, Inc., 6.00%, 7/15/22	135,000	139,219

TransDigm, Inc., 6.375%, 6/15/26(2)		50,000	50,625
United Technologies Corp., 6.05%, 6/1/36		66,000	83,162
			786,048
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(2)		70,000	73,763
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)		125,000	127,500
United Continental Holdings, Inc., 5.00%, 2/1/24		100,000	100,125
			227,625
Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		75,000	78,000
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		135,000	141,412
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		70,000	73,010
Tenneco, Inc., 5.00%, 7/15/26		105,000	105,525
ZF North America Capital, Inc., 4.50%, 4/29/22(2)		65,000	67,681
ZF North America Capital, Inc., 4.75%, 4/29/25(2)		110,000	113,713
			579,341
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(2)		30,000	30,043
American Honda Finance Corp., 2.125%, 10/10/18		50,000	50,439
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		125,000	129,688
Ford Motor Co., 4.35%, 12/8/26		40,000	41,123
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		20,000	20,758
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	369,327
General Motors Co., 5.00%, 4/1/35		30,000	30,388
General Motors Financial Co., Inc., 3.25%, 5/15/18		30,000	30,510
General Motors Financial Co., Inc., 3.10%, 1/15/19		90,000	91,657
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	131,492
General Motors Financial Co., Inc., 5.25%, 3/1/26		60,000	65,119
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(2)		80,000	80,900
			1,071,444
Banks — 0.7%
Bank of America Corp., 5.75%, 12/1/17		30,000	30,945
Bank of America Corp., 5.70%, 1/24/22		105,000	118,084
Bank of America Corp., MTN, 4.00%, 4/1/24		30,000	31,288
Bank of America Corp., MTN, 4.20%, 8/26/24		180,000	186,055
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	70,807
Bank of America Corp., MTN, 5.00%, 1/21/44		140,000	155,369
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		20,000	20,419
Bank of America N.A., 5.30%, 3/15/17		103,000	103,148
Bank of Montreal, MTN, 1.30%, 7/14/17		200,000	200,114
Barclays Bank plc, 7.625%, 11/21/22		100,000	107,607
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	66,150
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	108,828
Branch Banking & Trust Co., 3.625%, 9/16/25		$30,000	30,922
Capital One Financial Corp., 4.20%, 10/29/25		225,000	229,140
Citigroup, Inc., 1.75%, 5/1/18		160,000	160,081
Citigroup, Inc., 4.50%, 1/14/22		110,000	117,755
Citigroup, Inc., 4.05%, 7/30/22		80,000	83,666
Citigroup, Inc., 4.45%, 9/29/27		370,000	379,622
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	139,630
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$50,000	52,847
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	110,800

European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	188,000	226,047
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	57,000	69,763
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	125,000	179,848
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	225,000	270,281
Fifth Third Bancorp, 4.30%, 1/16/24		$40,000	41,863
Huntington Bancshares, Inc., 2.30%, 1/14/22		75,000	73,182
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	96,000	111,549
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$150,000	141,318
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	32,416
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	40,838
JPMorgan Chase & Co., 3.875%, 9/10/24		400,000	408,227
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	108,948
JPMorgan Chase & Co., 4.95%, 6/1/45		50,000	53,802
KeyCorp, MTN, 2.30%, 12/13/18		80,000	80,452
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	80,000	92,053
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	120,000	163,490
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	33,104
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)		$170,000	185,389
Royal Bank of Canada, MTN, 1.50%, 1/16/18		400,000	400,271
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	58,541
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		100,000	95,750
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	209,864
U.S. Bancorp, MTN, 3.00%, 3/15/22		$50,000	51,067
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	113,220
Wells Fargo & Co., 3.07%, 1/24/23		80,000	80,371
Wells Fargo & Co., 4.125%, 8/15/23		100,000	104,862
Wells Fargo & Co., 3.00%, 4/22/26		140,000	135,369
Wells Fargo & Co., MTN, 2.60%, 7/22/20		90,000	91,113
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	71,697
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	36,982
			6,264,954
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		180,000	184,002
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		150,000	152,470
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		130,000	143,399
Constellation Brands, Inc., 4.75%, 12/1/25		90,000	97,175
Molson Coors Brewing Co., 3.00%, 7/15/26		70,000	66,887
			643,933
Biotechnology — 0.1%
AbbVie, Inc., 2.90%, 11/6/22		170,000	169,203
AbbVie, Inc., 3.60%, 5/14/25		20,000	19,949
AbbVie, Inc., 4.40%, 11/6/42		80,000	77,104
AbbVie, Inc., 4.45%, 5/14/46		10,000	9,704
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)		110,000	106,700
Amgen, Inc., 4.66%, 6/15/51		80,000	81,119
Biogen, Inc., 3.625%, 9/15/22		70,000	72,487
Celgene Corp., 3.25%, 8/15/22		50,000	50,702
Celgene Corp., 3.625%, 5/15/24		150,000	151,482
Celgene Corp., 3.875%, 8/15/25		40,000	40,967
Celgene Corp., 5.00%, 8/15/45		10,000	10,659
Concordia International Corp., 7.00%, 4/15/23(2)		65,000	25,675
Concordia International Corp., 9.50%, 10/21/22(2)		45,000	19,800
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	43,160

Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	233,904
		1,112,615
Building Products†
Masco Corp., 5.95%, 3/15/22	65,000	73,171
Masco Corp., 4.45%, 4/1/25	60,000	62,923
		136,094
Capital Markets†
Dresdner Funding Trust I, 8.15%, 6/30/31(2)	105,000	123,900
Jefferies Group LLC, 5.125%, 4/13/18	70,000	72,402
Jefferies Group LLC, 4.85%, 1/15/27	30,000	30,813
		227,115
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	140,000	145,845
Blue Cube Spinco, Inc., 9.75%, 10/15/23	110,000	131,725
CF Industries, Inc., 3.45%, 6/1/23	95,000	88,706
Chemours Co. (The), 6.625%, 5/15/23	100,000	107,125
Dow Chemical Co. (The), 4.25%, 11/15/20	44,000	46,865
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,491
Hexion, Inc., 8.875%, 2/1/18	175,000	175,263
Huntsman International LLC, 5.125%, 11/15/22	85,000	89,675
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	120,000	122,700
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	19,306
Mosaic Co. (The), 5.625%, 11/15/43	40,000	42,144
Platform Specialty Products Corp., 6.50%, 2/1/22(2)	50,000	52,500
Tronox Finance LLC, 6.375%, 8/15/20	75,000	76,688
		1,131,033
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	100,000	109,625
Clean Harbors, Inc., 5.25%, 8/1/20	50,000	51,100
Covanta Holding Corp., 5.875%, 3/1/24	145,000	147,537
Envision Healthcare Corp., 5.125%, 7/1/22(2)	100,000	102,875
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	159,842
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	90,000	98,888
Republic Services, Inc., 3.55%, 6/1/22	100,000	104,235
Waste Management, Inc., 4.10%, 3/1/45	40,000	40,866
		814,968
Communications Equipment†
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	100,000	111,000
Cisco Systems, Inc., 2.50%, 9/20/26	50,000	48,026
CommScope, Inc., 5.50%, 6/15/24(2)	65,000	68,331
Nokia Oyj, 5.375%, 5/15/19	50,000	53,062
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	148,750
		429,169
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	125,000	127,969
Construction Materials — 0.1%
Builders FirstSource, Inc., 10.75%, 8/15/23(2)	40,000	46,600
Builders FirstSource, Inc., 5.625%, 9/1/24(2)	100,000	103,250
Owens Corning, 4.20%, 12/15/22	50,000	52,334
Ply Gem Industries, Inc., 6.50%, 2/1/22	150,000	156,593
Standard Industries, Inc., 6.00%, 10/15/25(2)	60,000	64,050
USG Corp., 5.50%, 3/1/25(2)	60,000	63,975
		486,802

Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18		50,000	49,995
American Express Credit Corp., 2.60%, 9/14/20		30,000	30,342
American Express Credit Corp., MTN, 2.25%, 5/5/21		140,000	139,017
CIT Group, Inc., 5.00%, 8/15/22		295,000	313,437
CIT Group, Inc., 5.00%, 8/1/23		50,000	53,156
Discover Financial Services, 3.75%, 3/4/25		150,000	148,680
Equifax, Inc., 3.30%, 12/15/22		60,000	61,154
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		70,000	75,425
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)		35,000	33,863
Navient Corp., 5.00%, 10/26/20		65,000	65,468
Navient Corp., 5.50%, 1/25/23		200,000	192,750
OneMain Financial Holdings LLC, 6.75%, 12/15/19(2)		75,000	78,797
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)		90,000	93,938
PNC Bank N.A., 6.00%, 12/7/17		230,000	237,662
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17		125,000	129,219
Synchrony Financial, 2.60%, 1/15/19		30,000	30,258
Synchrony Financial, 3.00%, 8/15/19		10,000	10,159
			1,743,320
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(2)		150,000	156,270
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(2)		200,000	218,750
Ball Corp., 5.00%, 3/15/22		40,000	42,500
Ball Corp., 4.00%, 11/15/23		140,000	140,350
Ball Corp., 5.25%, 7/1/25		35,000	37,275
Berry Plastics Corp., 5.50%, 5/15/22		85,000	88,931
Berry Plastics Corp., 5.125%, 7/15/23		60,000	62,025
BWAY Holding Co., 9.125%, 8/15/21(2)		120,000	130,800
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		190,000	195,462
Novelis Corp., 6.25%, 8/15/24(2)		50,000	53,125
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		70,000	75,294
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		30,000	30,938
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		100,000	103,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		245,000	263,987
Sealed Air Corp., 5.125%, 12/1/24(2)		105,000	110,250
WestRock RKT Co., 3.50%, 3/1/20		50,000	51,461
			1,761,168
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	39,297
Service Corp. International / US, 5.375%, 1/15/22		75,000	77,812
			117,109
Diversified Financial Services — 0.4%
Ally Financial, Inc., 3.60%, 5/21/18		70,000	71,400
Ally Financial, Inc., 4.75%, 9/10/18		150,000	155,437
Ally Financial, Inc., 8.00%, 3/15/20		141,000	161,606
Ally Financial, Inc., 4.625%, 3/30/25		155,000	159,069
Ally Financial, Inc., 5.75%, 11/20/25		60,000	63,600
Ally Financial, Inc., 8.00%, 11/1/31		70,000	86,450
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	100,000	108,135
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	80,147
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$200,000	201,719
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		370,000	370,827
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	20,188

Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	72,039
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$50,000	56,379
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		130,000	130,436
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		195,000	200,265
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		110,000	118,650
HSBC Holdings plc, 2.95%, 5/25/21		200,000	201,460
HUB International Ltd., 7.875%, 10/1/21(2)		75,000	79,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	94,051
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	82,000
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)		70,000	71,575
Morgan Stanley, 5.00%, 11/24/25		162,000	175,004
Morgan Stanley, 4.375%, 1/22/47		30,000	30,624
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	270,980
Morgan Stanley, MTN, 2.50%, 4/21/21		30,000	29,910
Morgan Stanley, MTN, 3.70%, 10/23/24		270,000	276,216
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		70,000	71,925
Societe Generale SA, VRN, 5.92%, 4/5/17(2)		100,000	100,872
			3,540,464
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.00%, 3/1/21		70,000	75,671
AT&T, Inc., 3.60%, 2/17/23		80,000	80,832
AT&T, Inc., 4.45%, 4/1/24		50,000	52,491
AT&T, Inc., 3.40%, 5/15/25		145,000	140,417
AT&T, Inc., 6.55%, 2/15/39		91,000	106,857
AT&T, Inc., 4.30%, 12/15/42		60,000	53,883
British Telecommunications plc, 5.95%, 1/15/18		70,000	72,563
CenturyLink, Inc., 5.625%, 4/1/20		200,000	212,126
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)		90,000	95,400
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		170,000	170,016
Frontier Communications Corp., 7.125%, 3/15/19		205,000	218,837
Frontier Communications Corp., 10.50%, 9/15/22		50,000	52,313
Frontier Communications Corp., 7.125%, 1/15/23		195,000	177,450
Frontier Communications Corp., 6.875%, 1/15/25		140,000	118,650
Frontier Communications Corp., 11.00%, 9/15/25		10,000	10,100
Hughes Satellite Systems Corp., 5.25%, 8/1/26(2)		100,000	101,875
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	50,250
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		105,000	101,062
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	162,750
Level 3 Financing, Inc., 5.375%, 8/15/22		100,000	103,925
Level 3 Financing, Inc., 5.375%, 5/1/25		55,000	56,925
Orange SA, 4.125%, 9/14/21		70,000	74,153
SoftBank Group Corp., 4.50%, 4/15/20(2)		140,000	145,075
Sprint Capital Corp., 8.75%, 3/15/32		100,000	120,250
Telecom Italia Capital SA, 6.375%, 11/15/33		100,000	101,500
Telefonica Emisiones SAU, 5.46%, 2/16/21		10,000	10,977
Verizon Communications, Inc., 3.65%, 9/14/18		138,000	142,167
Verizon Communications, Inc., 2.45%, 11/1/22		10,000	9,700
Verizon Communications, Inc., 2.625%, 8/15/26		40,000	36,736
Verizon Communications, Inc., 5.05%, 3/15/34		170,000	175,339
Verizon Communications, Inc., 4.75%, 11/1/41		40,000	38,892
Verizon Communications, Inc., 4.86%, 8/21/46		33,000	32,483
Verizon Communications, Inc., 5.01%, 8/21/54		49,000	47,772
Windstream Services LLC, 7.75%, 10/15/20		65,000	66,976

Windstream Services LLC, 6.375%, 8/1/23		95,000	86,688
			3,303,101
Electric Utilities†
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	109,027
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(2)		$125,000	128,750
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		50,000	48,925
Ensco plc, 8.00%, 1/31/24(2)		46,000	47,380
FTS International, Inc., 6.25%, 5/1/22		60,000	57,000
Halliburton Co., 3.80%, 11/15/25		60,000	61,745
Noble Holding International Ltd., 7.75%, 1/15/24		105,000	102,375
Pacific Drilling SA, 5.375%, 6/1/20(2)		115,000	53,763
Paragon Offshore plc, 7.25%, 8/15/24(1)(2)(4)		90,000	17,100
Precision Drilling Corp., 5.25%, 11/15/24		105,000	104,475
SESI LLC, 6.375%, 5/1/19		50,000	50,313
Transocean, Inc., 4.25%, 10/15/17		105,000	105,882
Transocean, Inc., 6.00%, 3/15/18		40,000	41,200
Transocean, Inc., 9.00%, 7/15/23(2)		130,000	141,050
Weatherford International Ltd., 7.75%, 6/15/21		95,000	102,837
Weatherford International Ltd., 4.50%, 4/15/22		185,000	177,831
			1,111,876
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		60,000	64,526
American Tower Corp., 3.375%, 10/15/26		70,000	67,053
Boston Properties LP, 3.65%, 2/1/26		30,000	30,143
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23		135,000	146,981
CoreCivic, Inc., 4.125%, 4/1/20		70,000	72,100
Crown Castle International Corp., 5.25%, 1/15/23		45,000	49,425
Crown Castle International Corp., 4.45%, 2/15/26		80,000	83,337
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		75,000	77,437
DDR Corp., 3.625%, 2/1/25		40,000	38,874
Equinix, Inc., 5.375%, 4/1/23		70,000	72,975
Essex Portfolio LP, 3.625%, 8/15/22		70,000	72,056
Essex Portfolio LP, 3.25%, 5/1/23		20,000	19,998
Hospitality Properties Trust, 4.65%, 3/15/24		160,000	164,258
Kilroy Realty LP, 3.80%, 1/15/23		70,000	71,995
Kilroy Realty LP, 4.375%, 10/1/25		20,000	20,980
Kimco Realty Corp., 2.80%, 10/1/26		50,000	46,955
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(2)		90,000	95,400
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	77,063
Simon Property Group LP, 3.25%, 11/30/26		60,000	59,712
VEREIT Operating Partnership LP, 4.125%, 6/1/21		60,000	61,584
Welltower, Inc., 3.75%, 3/15/23		60,000	61,704
			1,454,556
Financial Services — 0.1%
PetSmart, Inc., 7.125%, 3/15/23(2)		250,000	245,937
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		225,000	257,625
			503,562
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(2)		100,000	106,000
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)		40,000	33,900
CVS Health Corp., 3.50%, 7/20/22		50,000	51,520

CVS Health Corp., 5.125%, 7/20/45		40,000	44,761
Dollar General Corp., 3.25%, 4/15/23		50,000	50,078
Dollar Tree, Inc., 5.75%, 3/1/23		60,000	63,750
Horizon Pharma, Inc., 6.625%, 5/1/23		75,000	73,463
Kroger Co. (The), 3.30%, 1/15/21		70,000	71,992
Kroger Co. (The), 3.875%, 10/15/46		30,000	27,615
Rite Aid Corp., 6.125%, 4/1/23(2)		150,000	159,510
SUPERVALU, Inc., 6.75%, 6/1/21		50,000	50,125
Sysco Corp., 3.30%, 7/15/26		30,000	29,584
Target Corp., 2.50%, 4/15/26		60,000	56,628
Tesco plc, 6.15%, 11/15/37(2)		75,000	76,774
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	82,444
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$20,000	20,001
Wal-Mart Stores, Inc., 4.30%, 4/22/44		95,000	100,944
			1,099,089
Food Products — 0.1%
JBS Investments GmbH, 7.25%, 4/3/24(2)		70,000	74,900
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	72,450
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		135,000	140,063
Kraft Heinz Foods Co., 3.95%, 7/15/25		120,000	122,511
Kraft Heinz Foods Co., 5.20%, 7/15/45		30,000	31,812
Kraft Heinz Foods Co., 4.375%, 6/1/46		10,000	9,493
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)		90,000	91,800
Nature's Bounty Co. (The), 7.625%, 5/15/21(2)		55,000	58,231
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		215,000	221,988
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		100,000	103,000
Post Holdings, Inc., 5.00%, 8/15/26(2)		250,000	241,406
			1,167,654
Gas Utilities — 0.3%
Boardwalk Pipelines LP, 4.45%, 7/15/27		30,000	30,819
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25(2)		70,000	74,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20		70,000	72,363
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	41,700
Enbridge Energy Partners LP, 6.50%, 4/15/18		90,000	94,271
Enbridge, Inc., 4.00%, 10/1/23		40,000	41,191
Enbridge, Inc., 4.50%, 6/10/44		40,000	38,037
Energy Transfer Equity LP, 5.875%, 1/15/24		110,000	118,800
Energy Transfer Equity LP, 5.50%, 6/1/27		75,000	79,781
Energy Transfer Partners LP, 4.15%, 10/1/20		70,000	73,144
Energy Transfer Partners LP, 3.60%, 2/1/23		60,000	59,707
Energy Transfer Partners LP, 6.50%, 2/1/42		40,000	45,319
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	135,279
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		45,000	47,138
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		130,000	130,325
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20		50,000	55,678
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		90,000	102,355
Magellan Midstream Partners LP, 6.55%, 7/15/19		36,000	39,558
MPLX LP, 4.875%, 12/1/24		100,000	106,926
MPLX LP, 4.875%, 6/1/25		140,000	149,132
MPLX LP, 5.20%, 3/1/47		10,000	10,252
NGPL PipeCo LLC, 7.12%, 12/15/17(2)		100,000	104,125
NuStar Logistics LP, 4.75%, 2/1/22		40,000	40,500
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		90,000	91,822

Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	52,063
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	180,000	190,800
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	165,000	181,500
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	109,752
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	54,988
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	90,000	89,775
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(2)	94,000	98,112
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	50,000	53,250
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	60,000	64,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	59,224
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	49,250
Williams Cos., Inc. (The), 4.55%, 6/24/24	290,000	295,800
Williams Partners LP, 5.10%, 9/15/45	50,000	50,972
		3,132,583
Health Care Equipment and Supplies — 0.1%
Abbott Laboratories, 3.75%, 11/30/26	115,000	115,176
Alere, Inc., 6.50%, 6/15/20	50,000	50,500
Alere, Inc., 6.375%, 7/1/23(2)	60,000	61,200
Becton Dickinson and Co., 3.73%, 12/15/24	110,000	113,936
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	62,300
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	152,150
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	105,000	103,425
Medtronic, Inc., 2.50%, 3/15/20	40,000	40,608
Medtronic, Inc., 3.50%, 3/15/25	130,000	133,721
Medtronic, Inc., 4.375%, 3/15/35	50,000	53,264
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	50,000	44,750
St. Jude Medical LLC, 2.00%, 9/15/18	20,000	20,059
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	67,592
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	27,565
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	40,000	45,555
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	30,208
		1,122,009
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	105,000	106,313
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	73,150
Aetna, Inc., 2.75%, 11/15/22	60,000	60,135
Aetna, Inc., 4.375%, 6/15/46	40,000	40,626
Ascension Health, 3.95%, 11/15/46	10,000	9,933
Centene Corp., 5.625%, 2/15/21	100,000	105,500
Centene Corp., 6.125%, 2/15/24	115,000	125,062
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	147,375
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	51,975
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	34,563
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	53,025
DaVita, Inc., 5.75%, 8/15/22	60,000	62,775
DaVita, Inc., 5.125%, 7/15/24	107,000	109,407
DaVita, Inc., 5.00%, 5/1/25	105,000	105,912
Envision Healthcare Corp., 5.625%, 7/15/22	155,000	161,975
Express Scripts Holding Co., 3.40%, 3/1/27	130,000	123,617
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	50,000	54,813
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(2)	100,000	103,220
HCA, Inc., 3.75%, 3/15/19	120,000	123,300
HCA, Inc., 4.25%, 10/15/19	125,000	130,312

HCA, Inc., 7.50%, 2/15/22	215,000	248,594
HCA, Inc., 4.75%, 5/1/23	155,000	162,944
HCA, Inc., 5.375%, 2/1/25	270,000	283,162
HCA, Inc., 4.50%, 2/15/27	60,000	60,000
HealthSouth Corp., 5.75%, 11/1/24	55,000	56,375
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	195,000	191,587
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	102,481
Kindred Healthcare, Inc., 8.00%, 1/15/20	60,000	60,900
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	55,650
LifePoint Health, Inc., 5.50%, 12/1/21	75,000	78,094
Mylan NV, 3.95%, 6/15/26	30,000	29,356
NYU Hospitals Center, 4.43%, 7/1/42	30,000	30,267
Tenet Healthcare Corp., 5.00%, 3/1/19	160,000	160,909
Tenet Healthcare Corp., 8.00%, 8/1/20	100,000	102,500
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,875
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	242,650
Tenet Healthcare Corp., 6.75%, 6/15/23	70,000	69,563
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	81,465
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	83,891
Universal Health Services, Inc., 5.00%, 6/1/26(2)	85,000	87,550
		4,021,801
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	150,000	156,795
Aramark Services, Inc., 5.125%, 1/15/24	65,000	68,257
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	98,621
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	81,281
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	63,000
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	120,587
Eldorado Resorts, Inc., 7.00%, 8/1/23	100,000	106,625
Golden Nugget, Inc., 8.50%, 12/1/21(2)	175,000	187,687
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(2)	150,000	149,100
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	155,000	159,611
International Game Technology plc, 6.25%, 2/15/22(2)	265,000	287,525
International Game Technology plc, 6.50%, 2/15/25(2)	45,000	49,388
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	85,000	88,400
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	25,000	25,906
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	30,497
MGM Resorts International, 5.25%, 3/31/20	140,000	147,700
MGM Resorts International, 6.00%, 3/15/23	135,000	147,487
MGM Resorts International, 4.625%, 9/1/26	50,000	49,125
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	50,000	50,438
Pinnacle Entertainment, Inc., 5.625%, 5/1/24(2)	30,000	30,600
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	51,265
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	89,976
Scientific Games International, Inc., 6.25%, 9/1/20	70,000	66,675
Scientific Games International, Inc., 7.00%, 1/1/22(2)	195,000	207,675
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	111,825
Station Casinos LLC, 7.50%, 3/1/21	145,000	151,525
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	130,000	132,275
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	51,063
		2,960,909
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	95,000	97,612

Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)		75,000	77,625
CalAtlantic Group, Inc., 5.375%, 10/1/22		45,000	47,419
Century Communities, Inc., 6.875%, 5/15/22		30,000	31,463
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)		50,000	45,750
KB Home, 4.75%, 5/15/19		35,000	36,006
KB Home, 7.00%, 12/15/21		55,000	60,500
Newell Brands, Inc., 4.20%, 4/1/26		105,000	110,575
Newell Brands, Inc., 5.50%, 4/1/46		30,000	35,245
PulteGroup, Inc., 5.50%, 3/1/26		100,000	104,125
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)		100,000	102,250
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)		225,000	232,875
Toll Brothers Finance Corp., 4.00%, 12/31/18		50,000	51,437
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		150,000	156,000
WCI Communities, Inc. / Lennar Corp., 6.875%, 8/15/21		100,000	105,625
William Lyon Homes, Inc., 5.875%, 1/31/25(2)		115,000	115,431
			1,409,938
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)		65,000	67,438
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	138,125
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	42,784
			248,347
Industrial Conglomerates — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(2)		25,000	27,750
FedEx Corp., 4.40%, 1/15/47		30,000	30,153
General Electric Co., 4.125%, 10/9/42		90,000	93,786
General Electric Co., MTN, 5.625%, 9/15/17		212,000	217,158
General Electric Co., MTN, 4.375%, 9/16/20		220,000	237,329
HD Supply, Inc., 5.25%, 12/15/21(2)		50,000	52,938
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		50,000	50,931
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		203,000	209,597
			919,642
Insurance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.50%, 5/15/21		50,000	53,041
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	123,951
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$30,000	32,419
American International Group, Inc., 4.125%, 2/15/24		180,000	187,328
American International Group, Inc., 4.50%, 7/16/44		40,000	39,289
AXA SA, 7.125%, 12/15/20	GBP	20,000	29,915
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	80,038
Berkshire Hathaway, Inc., 2.75%, 3/15/23		30,000	30,119
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	54,260
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	70,671
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	30,551
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	200,000	213,572
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	100,000	104,258
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	104,121
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	33,775
Genworth Holdings, Inc., VRN, 3.04%, 3/16/17		25,000	11,692
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	22,859
International Lease Finance Corp., 3.875%, 4/15/18		80,000	81,961
International Lease Finance Corp., 6.25%, 5/15/19		100,000	108,753
Liberty Mutual Group, Inc., VRN, 7.00%, 6/15/17(2)		175,000	167,475
Lincoln National Corp., 6.25%, 2/15/20		40,000	44,223

Markel Corp., 4.90%, 7/1/22	70,000	76,177
Markel Corp., 3.625%, 3/30/23	20,000	20,443
MetLife, Inc., 4.125%, 8/13/42	30,000	29,904
MetLife, Inc., 4.875%, 11/13/43	30,000	32,942
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	30,604
Prudential Financial, Inc., 5.625%, 5/12/41	70,000	83,676
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	65,734
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	40,000	41,272
Travelers Cos., Inc. (The), 4.30%, 8/25/45	20,000	21,203
Voya Financial, Inc., 5.70%, 7/15/43	50,000	56,340
Voya Financial, Inc., VRN, 5.65%, 5/15/23	75,000	76,875
WR Berkley Corp., 4.625%, 3/15/22	40,000	43,064
WR Berkley Corp., 4.75%, 8/1/44	30,000	29,479
		2,231,984
Internet Software and Services†
Match Group, Inc., 6.75%, 12/15/22	80,000	84,700
Netflix, Inc., 5.375%, 2/1/21	40,000	43,100
Netflix, Inc., 5.75%, 3/1/24	100,000	107,500
VeriSign, Inc., 4.625%, 5/1/23	40,000	41,000
VeriSign, Inc., 5.25%, 4/1/25	40,000	41,850
		318,150
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	15,000	15,487
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	94,950
Fidelity National Information Services, Inc., 3.875%, 6/5/24	48,000	49,339
Fidelity National Information Services, Inc., 3.00%, 8/15/26	100,000	94,926
First Data Corp., 7.00%, 12/1/23(2)	200,000	215,500
First Data Corp., 5.00%, 1/15/24(2)	100,000	102,498
First Data Corp., 5.75%, 1/15/24(2)	180,000	187,200
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	80,000	82,126
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	50,000	52,120
Xerox Corp., 2.95%, 3/15/17	30,000	30,020
		924,166
Machinery†
Case New Holland Industrial, Inc., 7.875%, 12/1/17	78,000	81,412
CNH Industrial Capital LLC, 3.375%, 7/15/19	75,000	76,313
Navistar International Corp., 8.25%, 11/1/21	50,000	50,750
		208,475
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	220,000	224,675
Media — 0.8%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	51,485
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	10,211
21st Century Fox America, Inc., 4.75%, 11/15/46(2)	20,000	20,462
Altice Financing SA, 6.625%, 2/15/23(2)	260,000	274,300
Altice Financing SA, 7.50%, 5/15/26(2)	50,000	53,813
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	119,456
Altice Luxembourg SA, 7.75%, 5/15/22(2)	105,000	111,956
Altice Luxembourg SA, 7.625%, 2/15/25(2)	115,000	123,194
Altice US Finance I Corp., 5.375%, 7/15/23(2)	100,000	104,625
Altice US Finance I Corp., 5.50%, 5/15/26(2)	50,000	51,813
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	103,875
Cablevision Systems Corp., 5.875%, 9/15/22	75,000	77,156

CBS Corp., 3.50%, 1/15/25	50,000	49,712
CBS Corp., 4.85%, 7/1/42	30,000	30,457
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	250,000	260,625
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	170,000	176,800
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	120,000	128,700
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	130,000	132,967
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	170,000	179,651
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	90,000	104,995
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,925
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	222,475
Comcast Corp., 6.40%, 5/15/38	100,000	129,041
Comcast Corp., 4.75%, 3/1/44	30,000	31,975
CSC Holdings LLC, 10.125%, 1/15/23(2)	70,000	81,200
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	110,750
CSC Holdings LLC, 7.625%, 7/15/18	50,000	53,313
CSC Holdings LLC, 6.75%, 11/15/21	120,000	132,300
CSC Holdings LLC, 10.875%, 10/15/25(2)	45,000	54,338
CSC Holdings LLC, 5.50%, 4/15/27(2)	90,000	92,812
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	18,250
Discovery Communications LLC, 5.625%, 8/15/19	50,000	54,079
Discovery Communications LLC, 3.25%, 4/1/23	40,000	39,400
Discovery Communications LLC, 4.90%, 3/11/26	30,000	31,564
DISH DBS Corp., 4.625%, 7/15/17	130,000	131,462
DISH DBS Corp., 6.75%, 6/1/21	100,000	110,000
DISH DBS Corp., 5.00%, 3/15/23	130,000	133,860
DISH DBS Corp., 5.875%, 11/15/24	45,000	48,206
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	99,000
Gray Television, Inc., 5.875%, 7/15/26(2)	25,000	25,414
iHeartCommunications, Inc., 9.00%, 3/1/21	135,000	109,856
iHeartCommunications, Inc., 11.25%, 3/1/21(2)	85,000	69,913
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	31,265
Lamar Media Corp., 5.875%, 2/1/22	115,000	118,910
Lamar Media Corp., 5.00%, 5/1/23	90,000	93,375
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,425
McClatchy Co. (The), 9.00%, 12/15/22	35,000	37,013
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	53,966
NBCUniversal Media LLC, 2.875%, 1/15/23	50,000	49,927
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	140,000	143,500
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	164,800
Omnicom Group, Inc., 3.60%, 4/15/26	60,000	60,307
Regal Entertainment Group, 5.75%, 3/15/22	100,000	104,875
RR Donnelley & Sons Co., 6.00%, 4/1/24	90,000	87,525
SFR Group SA, 6.00%, 5/15/22(2)	165,000	171,806
SFR Group SA, 7.375%, 5/1/26(2)	140,000	145,600
Sinclair Television Group, Inc., 5.375%, 4/1/21	50,000	51,625
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	82,500
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	130,424
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	95,000	97,494
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	56,393
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	133,737
Time Warner Cable LLC, 6.75%, 7/1/18	35,000	37,167
Time Warner Cable LLC, 5.50%, 9/1/41	30,000	31,122
Time Warner Cable LLC, 4.50%, 9/15/42	30,000	27,415

Time Warner, Inc., 3.60%, 7/15/25	105,000	104,104
Time Warner, Inc., 3.80%, 2/15/27	60,000	59,502
Time Warner, Inc., 5.35%, 12/15/43	30,000	31,475
Unitymedia GmbH, 6.125%, 1/15/25(2)	90,000	95,625
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(2)	35,000	36,138
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	168,300
Viacom, Inc., 3.125%, 6/15/22	10,000	9,857
Viacom, Inc., 4.25%, 9/1/23	55,000	56,828
Videotron Ltd., 5.00%, 7/15/22	75,000	79,219
Virgin Media Finance plc, 5.75%, 1/15/25(2)	100,000	103,000
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	150,000	152,250
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	59,698
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	66,000	69,795
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)	190,000	198,312
WMG Acquisition Corp., 5.625%, 4/15/22(2)	144,000	150,300
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	86,806
		7,405,766
Metals and Mining — 0.3%
AK Steel Corp., 7.625%, 5/15/20	80,000	81,844
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	75,000	81,750
Aleris International, Inc., 9.50%, 4/1/21(2)	40,000	42,992
Allegheny Technologies, Inc., 5.95%, 1/15/21	135,000	136,270
Anglo American Capital plc, 3.625%, 5/14/20(2)	125,000	127,656
ArcelorMittal, 6.25%, 3/1/21	100,000	110,500
ArcelorMittal, 6.125%, 6/1/25	75,000	84,656
ArcelorMittal, 7.50%, 3/1/41	140,000	159,600
Arconic, Inc., 5.40%, 4/15/21	45,000	48,368
Arconic, Inc., 5.125%, 10/1/24	160,000	166,000
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	35,407
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(2)	100,000	109,750
Cliffs Natural Resources, Inc., 5.75%, 3/1/25(2)	90,000	88,515
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	160,000	166,200
Freeport-McMoRan, Inc., 3.55%, 3/1/22	220,000	205,128
Freeport-McMoRan, Inc., 3.875%, 3/15/23	4,000	3,700
Freeport-McMoRan, Inc., 5.40%, 11/14/34	275,000	242,687
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	50,000	54,248
Kinross Gold Corp., 5.125%, 9/1/21	25,000	26,438
Lundin Mining Corp., 7.875%, 11/1/22(2)	70,000	77,000
New Gold, Inc., 6.25%, 11/15/22(2)	35,000	35,525
Novelis Corp., 5.875%, 9/30/26(2)	150,000	154,687
Southern Copper Corp., 5.25%, 11/8/42	20,000	19,684
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	120,330
Steel Dynamics, Inc., 5.00%, 12/15/26(2)	25,000	25,875
Teck Resources Ltd., 4.75%, 1/15/22	165,000	172,219
Teck Resources Ltd., 6.25%, 7/15/41	40,000	41,700
United States Steel Corp., 7.375%, 4/1/20	94,000	101,520
Vale Overseas Ltd., 5.625%, 9/15/19	30,000	32,138
Vale Overseas Ltd., 6.25%, 8/10/26	30,000	33,188
		2,785,575
Multi-Utilities — 0.3%
AES Corp., 4.875%, 5/15/23	315,000	314,370
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	31,200
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	77,813

Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	51,409
Calpine Corp., 5.375%, 1/15/23	150,000	152,250
Calpine Corp., 5.75%, 1/15/25	250,000	248,625
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	39,751
Constellation Energy Group, Inc., 5.15%, 12/1/20	70,000	75,679
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	126,673
Dominion Resources, Inc., 2.75%, 9/15/22	10,000	9,885
Dominion Resources, Inc., 3.625%, 12/1/24	90,000	91,342
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	32,239
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	68,098
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	39,251
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	41,357
Dynegy, Inc., 7.375%, 11/1/22	180,000	177,750
Dynegy, Inc., 7.625%, 11/1/24	60,000	57,300
Edison International, 3.75%, 9/15/17	40,000	40,454
Exelon Corp., 4.45%, 4/15/46	20,000	20,075
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	41,942
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	28,431
FirstEnergy Corp., 4.25%, 3/15/23	70,000	73,084
Florida Power & Light Co., 4.125%, 2/1/42	75,000	78,318
GenOn Energy, Inc., 9.50%, 10/15/18	40,000	30,800
GenOn Energy, Inc., 9.875%, 10/15/20	30,000	22,200
Georgia Power Co., 4.30%, 3/15/42	30,000	30,719
MidAmerican Energy Co., 4.40%, 10/15/44	100,000	108,195
NiSource Finance Corp., 5.65%, 2/1/45	40,000	48,508
NRG Energy, Inc., 6.25%, 7/15/22	150,000	153,188
NRG Energy, Inc., 6.25%, 5/1/24	155,000	155,775
NRG Energy, Inc., 7.25%, 5/15/26	75,000	77,531
Pacific Gas & Electric Co., 4.00%, 12/1/46	30,000	30,281
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	41,601
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,542
Sempra Energy, 2.875%, 10/1/22	70,000	69,762
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	18,951
Southern Power Co., 5.15%, 9/15/41	20,000	20,699
Talen Energy Supply LLC, 4.625%, 7/15/19(2)	80,000	78,200
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	78,375
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	30,303
Xcel Energy, Inc., 4.80%, 9/15/41	20,000	21,487
		2,974,413
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	70,000	31,587
J.C. Penney Corp., Inc., 5.65%, 6/1/20	70,000	69,366
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	80,000	75,532
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)	60,000	37,950
		214,435
Oil, Gas and Consumable Fuels — 0.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(2)	140,000	148,750
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	33,747
Anadarko Petroleum Corp., 6.45%, 9/15/36	40,000	48,626
Antero Resources Corp., 5.125%, 12/1/22	145,000	146,450
Antero Resources Corp., 5.625%, 6/1/23	35,000	35,613
Antero Resources Corp., 5.00%, 3/1/25(2)	40,000	39,000
Apache Corp., 4.75%, 4/15/43	50,000	51,677

BP Capital Markets plc, 2.75%, 5/10/23	50,000	49,297
California Resources Corp., 8.00%, 12/15/22(2)	106,000	90,497
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	61,095
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	100,000	103,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	71,225
Cenovus Energy, Inc., 6.75%, 11/15/39	150,000	170,063
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(2)	50,000	56,250
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	155,000	164,494
Chesapeake Energy Corp., 8.00%, 1/15/25(2)	55,000	54,863
Chevron Corp., 2.10%, 5/16/21	50,000	49,649
Cimarex Energy Co., 4.375%, 6/1/24	50,000	52,673
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	52,436
Comstock Resources, Inc., PIK, 10.00%, 3/15/20	65,000	67,600
Concho Resources, Inc., 5.50%, 10/1/22	50,000	52,000
Concho Resources, Inc., 5.50%, 4/1/23	195,000	202,800
Concho Resources, Inc., 4.375%, 1/15/25	60,000	61,200
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	38,726
CONSOL Energy, Inc., 5.875%, 4/15/22	250,000	245,000
Continental Resources, Inc., 5.00%, 9/15/22	165,000	168,712
Continental Resources, Inc., 3.80%, 6/1/24	125,000	116,406
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	58,875
Diamondback Energy, Inc., 4.75%, 11/1/24(2)	105,000	105,787
Ecopetrol SA, 5.875%, 9/18/23	40,000	43,500
Ecopetrol SA, 4.125%, 1/16/25	30,000	29,160
Encana Corp., 6.50%, 2/1/38	30,000	34,384
EOG Resources, Inc., 5.625%, 6/1/19	120,000	129,630
EOG Resources, Inc., 4.10%, 2/1/21	40,000	42,261
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	155,000	152,287
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	40,000	42,600
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	78,549
Exxon Mobil Corp., 3.04%, 3/1/26	90,000	89,883
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	60,000	58,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	105,000	102,375
Gulfport Energy Corp., 6.00%, 10/15/24(2)	50,000	50,000
Gulfport Energy Corp., 6.375%, 5/15/25(2)	65,000	65,487
Halcon Resources Corp., 12.00%, 2/15/22(2)	33,000	38,940
Halcon Resources Corp., 6.75%, 2/15/25(2)	135,000	133,987
Hess Corp., 6.00%, 1/15/40	40,000	42,443
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	70,000	69,825
Laredo Petroleum, Inc., 6.25%, 3/15/23	80,000	82,400
Marathon Oil Corp., 3.85%, 6/1/25	20,000	19,931
Marathon Oil Corp., 5.20%, 6/1/45	30,000	30,254
MEG Energy Corp., 7.00%, 3/31/24(2)	100,000	90,500
MEG Energy Corp., 6.50%, 1/15/25(2)	50,000	49,000
Murphy Oil Corp., 4.70%, 12/1/22	90,000	88,650
Newfield Exploration Co., 5.75%, 1/30/22	85,000	91,162
Newfield Exploration Co., 5.625%, 7/1/24	88,000	94,600
Noble Energy, Inc., 4.15%, 12/15/21	60,000	63,102
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	128,125
Petrobras Global Finance BV, 8.375%, 5/23/21	40,000	44,748
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	86,080
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,450
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	28,605

Petroleos Mexicanos, 6.625%, 6/15/35	30,000	30,375
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	52,008
Phillips 66, 4.30%, 4/1/22	70,000	75,097
QEP Resources, Inc., 5.375%, 10/1/22	150,000	151,500
Range Resources Corp., 5.00%, 8/15/22(2)	155,000	151,900
Rice Energy, Inc., 6.25%, 5/1/22	50,000	51,250
Sanchez Energy Corp., 7.75%, 6/15/21	75,000	77,250
Shell International Finance BV, 2.375%, 8/21/22	80,000	78,792
Shell International Finance BV, 3.625%, 8/21/42	55,000	50,568
Shell International Finance BV, 4.55%, 8/12/43	4,000	4,238
SM Energy Co., 6.50%, 1/1/23	45,000	45,338
SM Energy Co., 5.00%, 1/15/24	70,000	65,975
Statoil ASA, 2.45%, 1/17/23	80,000	78,607
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	50,750
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	137,025
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	100,000	100,875
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	68,000	69,190
Tesoro Corp., 4.25%, 10/1/17	50,000	50,688
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	39,881
Whiting Petroleum Corp., 5.75%, 3/15/21	100,000	100,000
WPX Energy, Inc., 6.00%, 1/15/22	50,000	51,438
WPX Energy, Inc., 8.25%, 8/1/23	65,000	73,369
		6,304,543
Paper and Forest Products†
International Paper Co., 6.00%, 11/15/41	30,000	35,088
International Paper Co., 4.40%, 8/15/47	50,000	48,795
		83,883
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	85,000	79,900
Pharmaceuticals — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24	120,000	122,261
Actavis Funding SCS, 4.55%, 3/15/35	40,000	40,418
Actavis, Inc., 1.875%, 10/1/17	70,000	70,172
Actavis, Inc., 3.25%, 10/1/22	18,000	18,138
Actavis, Inc., 4.625%, 10/1/42	30,000	29,912
Capsugel SA, PIK, 7.00%, 5/15/19(2)	31,000	31,163
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	130,000	115,700
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	35,000	32,375
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(2)	130,000	116,837
Merck & Co., Inc., 2.40%, 9/15/22	60,000	59,663
Quintiles IMS, Inc., 4.875%, 5/15/23(2)	90,000	93,038
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	200,000	196,112
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(2)	100,000	90,000
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)	115,000	104,363
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	210,000	190,050
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	150,000	121,687
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	120,000	96,750
		1,528,639
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)	45,000	44,775
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)	110,000	114,263

Road and Rail†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	107,707
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	33,762
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	12,727
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	55,000	56,138
CSX Corp., 3.40%, 8/1/24	60,000	61,148
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	20,891
Union Pacific Corp., 4.75%, 9/15/41	80,000	88,484
		380,857
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	23,000	25,875
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	48,277
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	78,000
Lam Research Corp., 2.80%, 6/15/21	70,000	70,289
Micron Technology, Inc., 5.25%, 8/1/23(2)	100,000	101,375
Micron Technology, Inc., 5.50%, 2/1/25	85,000	88,187
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)	50,000	51,531
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	75,000	76,969
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)	75,000	79,313
		619,816
Software — 0.1%
Activision Blizzard, Inc., 2.30%, 9/15/21(2)	50,000	49,093
Infor US, Inc., 6.50%, 5/15/22	263,000	274,835
Intuit, Inc., 5.75%, 3/15/17	172,000	172,273
Microsoft Corp., 2.70%, 2/12/25	100,000	98,830
Microsoft Corp., 3.125%, 11/3/25	90,000	91,182
Microsoft Corp., 3.45%, 8/8/36	20,000	19,208
Microsoft Corp., 4.25%, 2/6/47	90,000	93,399
Nuance Communications, Inc., 5.375%, 8/15/20(2)	21,000	21,498
Oracle Corp., 3.625%, 7/15/23	90,000	94,717
Oracle Corp., 2.65%, 7/15/26	50,000	48,109
Oracle Corp., 4.00%, 7/15/46	100,000	97,887
Quintiles IMS, Inc., 5.00%, 10/15/26(2)	45,000	45,787
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)	75,000	79,219
		1,186,037
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	104,500
Ashtead Capital, Inc., 5.625%, 10/1/24(2)	168,000	178,920
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	100,000	99,250
Herc Rentals, Inc., 7.50%, 6/1/22(2)	75,000	81,375
Hertz Corp. (The), 6.75%, 4/15/19	45,000	45,281
Hertz Corp. (The), 6.25%, 10/15/22	65,000	62,806
Home Depot, Inc. (The), 3.35%, 9/15/25	130,000	134,495
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	90,447
Michaels Stores, Inc., 5.875%, 12/15/20(2)	105,000	108,019
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	77,250
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	62,038
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	76,500
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	123,437
United Rentals North America, Inc., 6.125%, 6/15/23	25,000	26,344
United Rentals North America, Inc., 4.625%, 7/15/23	160,000	164,842
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	211,750
		1,647,254

Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	12,000	11,963
Apple, Inc., 2.85%, 5/6/21	60,000	61,530
Apple, Inc., 3.00%, 2/9/24	20,000	20,234
Apple, Inc., 2.50%, 2/9/25	205,000	198,362
Apple, Inc., 4.65%, 2/23/46	10,000	10,907
CommScope Technologies Finance LLC, 6.00%, 6/15/25(2)	195,000	209,625
Dell, Inc., 5.875%, 6/15/19	120,000	128,850
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(2)	245,000	270,840
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	170,000	187,783
EMC Corp., 2.65%, 6/1/20	50,000	48,768
NCR Corp., 5.00%, 7/15/22	140,000	144,025
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	50,031
Western Digital Corp., 10.50%, 4/1/24	205,000	240,106
		1,583,024
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	90,000	89,663
L Brands, Inc., 5.625%, 2/15/22	140,000	148,575
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	195,000	185,737
		423,975
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	140,198
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	117,300
		257,498
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 9.00%, 11/15/18(2)	100,000	109,750
Sprint Communications, Inc., 6.00%, 11/15/22	220,000	228,226
Sprint Corp., 7.25%, 9/15/21	215,000	234,887
Sprint Corp., 7.875%, 9/15/23	70,000	78,050
Sprint Corp., 7.125%, 6/15/24	255,000	275,958
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	125,124
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	79,649
T-Mobile USA, Inc., 6.625%, 4/1/23	95,000	101,128
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	140,072
T-Mobile USA, Inc., 6.50%, 1/15/26	50,000	55,063
		1,427,907
TOTAL CORPORATE BONDS (Cost $75,706,507)		76,937,788
U.S. TREASURY SECURITIES — 6.9%
U.S. Treasury Bonds, 3.50%, 2/15/39	850,000	943,019
U.S. Treasury Bonds, 4.375%, 11/15/39	100,000	125,170
U.S. Treasury Bonds, 2.875%, 5/15/43	950,000	933,468
U.S. Treasury Bonds, 3.75%, 11/15/43	190,000	218,389
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	100,490
U.S. Treasury Bonds, 2.50%, 2/15/45	2,010,000	1,824,624
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	200,883
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	239,440	285,525
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,417,697	2,985,589
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	402,127	513,010
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	705,190	686,814
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	325,534	307,087
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,191,320	1,335,766
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,250,829	1,212,693
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	875,798	893,052

U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	2,512,058	2,660,291
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,123,840	4,201,121
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,538,464	2,683,659
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	1,018,670	1,033,065
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,386,710	1,403,299
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,414,701	2,446,418
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,516,657	1,524,064
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(5)	1,452,416	1,484,437
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	776,040	800,226
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	2,033,580	2,029,000
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,561,660	2,978,278
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,863,086	1,879,839
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	609,648	624,976
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/26	2,250,377	2,574,145
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	2,014,440	1,980,223
U.S. Treasury Notes, 1.00%, 2/15/18	60,000	60,039
U.S. Treasury Notes, 1.00%, 3/15/18	3,400,000	3,401,261
U.S. Treasury Notes, 0.75%, 4/15/18	500,000	498,692
U.S. Treasury Notes, 1.375%, 9/30/18	4,300,000	4,317,299
U.S. Treasury Notes, 1.25%, 11/30/18	200,000	200,270
U.S. Treasury Notes, 1.25%, 12/15/18	1,100,000	1,101,267
U.S. Treasury Notes, 1.125%, 1/31/19	4,300,000	4,292,359
U.S. Treasury Notes, 1.75%, 9/30/19	50,000	50,457
U.S. Treasury Notes, 1.50%, 11/30/19	1,350,000	1,352,003
U.S. Treasury Notes, 1.625%, 12/31/19	350,000	351,593
U.S. Treasury Notes, 1.375%, 1/15/20	400,000	398,945
U.S. Treasury Notes, 1.375%, 2/29/20	850,000	846,647
U.S. Treasury Notes, 1.50%, 5/31/20	200,000	199,488
U.S. Treasury Notes, 1.625%, 6/30/20	450,000	450,404
U.S. Treasury Notes, 1.375%, 9/30/20	500,000	494,912
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	252,715
U.S. Treasury Notes, 1.75%, 12/31/20	100,000	100,088
U.S. Treasury Notes, 2.25%, 4/30/21	150,000	152,807
U.S. Treasury Notes, 1.375%, 5/31/21	250,000	245,542
U.S. Treasury Notes, 1.125%, 8/31/21	80,000	77,505
U.S. Treasury Notes, 2.00%, 10/31/21	4,860,000	4,885,345
U.S. Treasury Notes, 2.00%, 12/31/21	500,000	502,324
U.S. Treasury Notes, 1.75%, 9/30/22(5)	100,000	98,559
U.S. Treasury Notes, 1.25%, 7/31/23	50,000	47,353
TOTAL U.S. TREASURY SECURITIES (Cost $66,330,289)		67,246,494
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 2.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 1.81%, 3/15/17	38,937	40,161
FHLMC, VRN, 1.91%, 3/15/17	58,935	60,659
FHLMC, VRN, 1.99%, 3/15/17	65,774	68,449
FHLMC, VRN, 2.31%, 3/15/17	162,850	164,785
FHLMC, VRN, 2.38%, 3/15/17	180,378	183,873
FHLMC, VRN, 2.68%, 3/15/17	80,172	84,774
FHLMC, VRN, 2.85%, 3/15/17	41,194	43,744
FHLMC, VRN, 2.85%, 3/15/17	171,073	181,286
FHLMC, VRN, 2.87%, 3/15/17	83,705	88,627
FHLMC, VRN, 2.87%, 3/15/17	25,062	26,545
FHLMC, VRN, 3.01%, 3/15/17	17,508	18,616

FHLMC, VRN, 3.125%, 3/15/17	53,401	56,542
FHLMC, VRN, 3.14%, 3/15/17	57,815	60,930
FHLMC, VRN, 3.67%, 3/15/17	54,442	56,986
FHLMC, VRN, 4.07%, 3/15/17	55,211	57,200
FHLMC, VRN, 4.23%, 3/15/17	47,749	49,582
FHLMC, VRN, 4.25%, 3/15/17	67,279	69,840
FHLMC, VRN, 5.12%, 3/15/17	3,421	3,553
FNMA, VRN, 2.77%, 3/25/17	70,038	73,604
FNMA, VRN, 2.78%, 3/25/17	101,688	107,742
FNMA, VRN, 2.79%, 3/25/17	27,131	28,357
FNMA, VRN, 2.81%, 3/25/17	179,908	187,550
FNMA, VRN, 2.81%, 3/25/17	109,788	114,459
FNMA, VRN, 2.82%, 3/25/17	153,589	159,905
FNMA, VRN, 2.82%, 3/25/17	97,830	101,718
FNMA, VRN, 3.05%, 3/25/17	38,739	40,961
FNMA, VRN, 3.30%, 3/25/17	30,788	32,672
FNMA, VRN, 3.31%, 3/25/17	62,937	65,650
FNMA, VRN, 3.32%, 3/25/17	27,074	28,513
FNMA, VRN, 3.60%, 3/25/17	44,154	46,174
FNMA, VRN, 3.93%, 3/25/17	53,885	55,979
FNMA, VRN, 4.87%, 3/25/17	75,681	80,278
		2,439,714
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.8%
FHLMC, 4.50%, 1/1/19	21,692	22,211
FHLMC, 7.00%, 8/1/29	767	829
FHLMC, 8.00%, 7/1/30	7,526	9,166
FHLMC, 5.50%, 12/1/33	42,762	48,335
FHLMC, 6.00%, 11/1/38	184,818	209,322
FHLMC, 6.50%, 7/1/47	5,227	5,689
FNMA, 3.00%, 3/13/17(7)	1,700,000	1,688,682
FNMA, 3.50%, 3/13/17(7)	2,985,000	3,059,392
FNMA, 4.00%, 3/13/17(7)	1,850,000	1,944,039
FNMA, 4.50%, 3/13/17(7)	500,000	537,363
FNMA, 5.00%, 9/1/20	17,788	18,238
FNMA, 7.00%, 6/1/26	339	389
FNMA, 7.50%, 3/1/27	449	451
FNMA, 7.00%, 1/1/29	3,996	4,356
FNMA, 6.50%, 4/1/29	9,234	10,383
FNMA, 6.50%, 8/1/29	4,822	5,448
FNMA, 6.50%, 12/1/29	13,074	14,702
FNMA, 7.00%, 3/1/30	3,078	3,415
FNMA, 8.00%, 7/1/30	5,258	5,413
FNMA, 7.50%, 9/1/30	1,870	2,251
FNMA, 5.00%, 7/1/31	6,954	7,649
FNMA, 7.00%, 9/1/31	9,253	10,189
FNMA, 6.50%, 1/1/32	2,562	2,881
FNMA, 6.50%, 8/1/32	5,105	5,834
FNMA, 6.50%, 11/1/32	47,520	53,437
FNMA, 5.50%, 6/1/33	16,451	18,524
FNMA, 5.50%, 8/1/33	27,340	30,716
FNMA, 5.00%, 11/1/33	205,376	226,179
FNMA, 4.50%, 9/1/35	109,209	117,979
FNMA, 5.00%, 2/1/36	154,979	170,391

FNMA, 5.50%, 1/1/37		106,805	119,763
FNMA, 6.50%, 8/1/37		119,580	132,759
FNMA, 5.00%, 4/1/40		398,160	437,256
FNMA, 4.00%, 1/1/41		1,219,458	1,295,515
FNMA, 4.50%, 7/1/41		521,987	563,969
FNMA, 4.50%, 9/1/41		46,299	49,869
FNMA, 4.00%, 12/1/41		353,433	374,706
FNMA, 3.50%, 5/1/42		264,965	273,109
FNMA, 3.50%, 6/1/42		160,689	165,603
FNMA, 3.00%, 11/1/42		559,365	557,844
FNMA, 3.50%, 5/1/45		800,709	822,894
FNMA, 3.50%, 2/1/46		1,368,017	1,405,809
FNMA, 6.50%, 8/1/47		10,135	11,097
FNMA, 6.50%, 9/1/47		23,314	25,470
FNMA, 6.50%, 9/1/47		1,568	1,718
FNMA, 6.50%, 9/1/47		17,200	18,774
FNMA, 6.50%, 9/1/47		4,590	5,000
GNMA, 2.50%, 3/21/17(7)		35,000	33,971
GNMA, 3.00%, 3/21/17(7)		700,000	708,340
GNMA, 3.50%, 3/21/17(7)		275,000	285,860
GNMA, 4.00%, 3/21/17(7)		85,000	89,954
GNMA, 7.50%, 10/15/25		1,186	1,225
GNMA, 6.00%, 3/15/26		3,577	4,059
GNMA, 7.00%, 12/15/27		3,142	3,181
GNMA, 6.50%, 2/15/28		554	632
GNMA, 7.50%, 5/15/30		2,890	2,991
GNMA, 7.00%, 5/15/31		13,167	15,479
GNMA, 5.50%, 11/15/32		26,558	30,001
GNMA, 6.50%, 10/15/38		404,992	473,857
GNMA, 4.50%, 5/20/41		351,232	379,470
GNMA, 4.50%, 6/15/41		409,728	450,399
GNMA, 3.50%, 4/20/45		113,816	118,507
GNMA, 2.50%, 7/20/46		145,265	141,223
GNMA, 2.50%, 8/20/46		317,330	308,498
			17,542,655
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $19,709,342)			19,982,369
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Australia — 0.1%
Australia Government Bond, 5.25%, 3/15/19	AUD	200,000	163,777
Australia Government Bond, 5.75%, 5/15/21	AUD	90,000	79,071
Australia Government Bond, 2.75%, 4/21/24	AUD	177,000	137,747
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	83,255
			463,850
Austria†
Republic of Austria Government Bond, 3.50%, 9/15/21(2)	EUR	75,000	93,769
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	50,000	54,542
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	23,000	37,516
			185,827
Belgium†
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	70,000	85,190
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	23,000	38,374
			123,564

Canada — 0.1%
Canadian Government Bond, 4.00%, 6/1/41	CAD	100,000	97,812
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	170,000	138,097
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	170,000	135,003
Province of Quebec Canada, 3.00%, 9/1/23	CAD	155,000	124,228
Province of Quebec Canada, 5.75%, 12/1/36	CAD	100,000	103,681
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	15,856
			614,677
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	106,250
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	127,250
			233,500
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	1,000,000	48,961
Denmark†
Denmark Government Bond, 7.00%, 11/10/24	DKK	147,000	32,379
Denmark Government Bond, 1.75%, 11/15/25	DKK	215,000	34,788
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	15,172
			82,339
Finland†
Finland Government Bond, 1.625%, 9/15/22(2)	EUR	95,000	111,164
France — 0.1%
French Republic Government Bond OAT, 0.00%, 5/25/21(8)	EUR	620,000	661,907
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	60,000	69,649
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	42,000	66,779
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	140,000	193,224
			991,559
Germany — 0.1%
Bundesobligation, 0.00%, 10/8/21(8)	EUR	30,000	32,772
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	115,000	128,055
Bundesrepublik Deutschland, 0.00%, 8/15/26(8)	EUR	540,000	564,504
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	102,000	162,142
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	54,000	96,278
			983,751
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	71,000	90,737
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	580,000	608,601
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	215,000	228,105
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	75,000	101,787
Republic of Italy Government International Bond, 6.875%, 9/27/23		$60,000	70,660
			1,009,153
Japan — 0.4%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	133,300,000	1,251,086
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	46,300,000	435,349
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	61,400,000	727,420
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,100,000	333,540
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	29,350,000	303,077
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	104,800,000	1,120,042
			4,170,514
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	300,000	66,846

Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	1,700,000	82,323
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$200,000	217,350
Mexico Government International Bond, 5.125%, 1/15/20		$70,000	75,950
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$48,000	45,840
			421,463
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(2)(8)	EUR	275,000	297,205
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	35,000	37,693
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	11,000	16,549
			351,447
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	57,000	43,352
Norway — 0.2%
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	11,387,000	1,515,828
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	51,800
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	71,025
			122,825
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	200,000	51,019
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	76,799
			127,818
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	475,000	472,806
Russia†
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	351,228
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	50,000	38,133
South Africa†
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,500,000	111,411
Spain — 0.1%
Spain Government Bond, 4.30%, 10/31/19(2)	EUR	115,000	135,890
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	120,000	129,933
Spain Government Bond, 1.95%, 4/30/26(2)	EUR	20,000	22,006
Spain Government Bond, 5.15%, 10/31/28(2)	EUR	25,000	35,815
Spain Government Bond, 4.20%, 1/31/37(2)	EUR	30,000	40,423
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	55,000	84,589
			448,656
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	775,000	102,354
Switzerland†
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	302,000	337,191
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	30,000	34,344
			371,535
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	2,200,000	69,465
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	200,000	47,267
United Kingdom — 0.1%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	210,000	408,088
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,000	21,700
			429,788

Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	$30,000	26,130
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,321,132)		14,227,948
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	15,360	15,618
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.17%, 3/1/17	29,189	29,064
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.27%, 3/1/17	71,029	70,890
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.35%, 3/1/17	132,985	132,026
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	40,008	41,148
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.24%, 3/1/17	39,456	38,180
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.86%, 3/1/17	47,907	46,481
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.69%, 3/1/17	111,035	109,857
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.05%, 3/1/17	44,597	44,031
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.45%, 3/1/17	98,168	94,716
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.85%, 3/1/17	98,433	97,040
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 3/1/17	35,965	34,952
FNMA, Series 2014-C02, Class 1M2, VRN, 3.38%, 3/27/17	75,000	75,902
FNMA, Series 2017-C01, Class 1M1, VRN, 2.08%, 3/27/17(2)	149,194	149,801
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.71%, 3/1/17	68,484	66,724
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.09%, 3/1/17	103,376	102,870
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.13%, 3/1/17	93,058	92,332
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 3/1/17	143,859	149,290
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 3/1/17	50,922	51,165
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.10%, 3/1/17	43,221	43,191
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.18%, 3/1/17	32,006	31,954
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.46%, 3/1/17	77,241	78,056
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/17(2)	98,072	97,444
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 3/1/17(2)	250,000	252,344
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 3/1/17	200,311	205,506
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.01%, 3/25/17	98,160	96,850
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.98%, 3/1/17	59,486	58,593
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.98%, 3/1/17	23,795	24,240
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 3/1/17	16,847	17,373
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/17	21,698	21,945
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	77,985	80,500
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 3/1/17(2)	174,068	176,209
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 3/1/17(2)	72,960	71,136
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.15%, 3/1/17	106,958	111,463
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.23%, 3/1/17	58,790	58,763
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.52%, 3/27/17	77,780	71,875
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	60,132	63,221
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.93%, 3/1/17	182,925	179,304
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.81%, 3/1/17	63,699	63,166
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.04%, 3/1/17	81,713	83,517
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 3/1/17	100,275	101,719
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	49,369	48,492
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	96,406	99,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.06%, 3/1/17	193,454	201,709
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.07%, 3/1/17	85,948	87,873
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.10%, 3/1/17	28,384	29,158
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.16%, 3/1/17	53,978	54,384

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.27%, 3/1/17	54,491	54,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.10%, 3/1/17	132,179	132,260
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	80,881	80,752
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	59,482	58,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.09%, 3/1/17	81,203	78,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.23%, 3/1/17	77,371	73,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.07%, 3/1/17	65,055	61,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	41,872	42,278
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	23,613	24,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	53,394	53,031
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	21,550	22,593
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.29%, 3/1/17	82,663	80,373
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.13%, 3/1/17	55,297	51,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	45,506	47,883
		4,812,360
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.08%, 3/27/17	75,000	75,258
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	172,785	186,727
FNMA, Series 2016-C04, Class 1M1, VRN, 2.23%, 3/27/17	154,602	156,206
FNMA, Series 2016-C04, Class 1M2, VRN, 5.03%, 3/27/17	80,000	84,375
FNMA, Series 2016-C05, Class 2M1, VRN, 2.13%, 3/27/17	96,040	96,620
FNMA, Series 2016-C05, Class 2M2, VRN, 5.23%, 3/27/17	50,000	52,969
		652,155
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,451,636)		5,464,515
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.57%, 3/15/17(2)	275,000	275,140
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	225,000	228,023
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	275,000	279,980
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.72%, 3/15/17(2)	408,095	408,597
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.57%, 3/15/17(2)	125,000	125,318
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 3/1/17	250,000	268,463
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 3/1/17	225,000	237,345
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 3/1/17	200,000	209,162
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/1/17	275,000	279,176
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 3/1/17	50,000	52,830
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 3/1/17	200,000	206,269
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	300,000	304,117
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	75,000	76,293
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 3/1/17	200,000	203,281
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	400,000	388,833
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/17(2)	350,000	357,862
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 3/1/17	100,000	104,595
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	100,000	108,138
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.67%, 3/15/17(2)	400,000	398,224
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	100,000	97,694
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 3/15/17	100,000	99,376
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 3/1/17(2)	225,000	227,950
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,896,384)		4,936,666
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE Value ETF	6,300	307,251

iShares MSCI Japan ETF	2,886	147,850
iShares Russell 1000 Growth ETF	5,992	675,718
iShares Russell 1000 Value ETF	7,740	902,871
iShares Russell 2000 Value ETF	290	34,681
iShares Russell Mid-Cap Value ETF	15,012	1,261,158
SPDR S&P Bank ETF	30,862	1,392,802
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,274,716)		4,722,331
ASSET-BACKED SECURITIES(6) — 0.5%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	42,163	43,797
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.77%, 3/17/17(2)	589,937	590,261
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	112,500	112,725
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	100,000	100,354
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	74,359
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.20%, 3/7/17(2)	131,381	131,040
Colony American Homes, Series 2014-2A, Class A, VRN, 1.73%, 3/17/17(2)	193,060	193,235
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.02%, 3/17/17(2)	359,177	361,656
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.68%, 3/22/17(2)	35,919	35,953
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	180,514	180,606
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	197,129	197,168
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(2)	150,000	150,091
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.17%, 3/10/17(2)	89,506	89,493
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(2)	175,000	174,050
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	38,989	38,836
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	196,118	193,899
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/27/28(2)(9)	180,000	179,975
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.77%, 3/17/17(2)	150,387	150,472
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.97%, 3/17/17(2)	247,260	247,583
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	117,645	116,079
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	109,211	108,455
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	114,281	111,877
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.17%, 3/17/17(2)	175,000	176,847
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	48,072	47,846
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	28,084	28,034
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	136,777	135,797
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	143,834	142,993
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	69,706	69,048
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 1.10%, 3/15/17	15,731	15,734
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	70,109	75,105
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	50,344	51,792
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	261,873	259,694
TOTAL ASSET-BACKED SECURITIES (Cost $4,584,068)		4,584,854
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	138,241
California GO, (Building Bonds), 7.60%, 11/1/40	40,000	59,955
Chicago Midway International Airport Rev., VRDN, 0.65%, 3/2/17 (LOC: Bank of Montreal)	435,000	435,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	68,023
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	35,000	43,542
Los Angeles Department of Water & Power Rev., VRDN, 0.46%, 3/1/17 (SBBPA: Citibank N.A.)	410,000	410,000
Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.62%, 3/1/17 (LOC: TD Bank N.A.)	300,000	300,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	20,195
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	13,613

New Jersey State Turnpike Authority Rev., 7.41%, 1/1/40	70,000	102,467
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	42,710
New York City GO, 6.27%, 12/1/37	5,000	6,681
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	91,608
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	64,114
Pasadena Public Financing Authority Rev., VRDN, 0.80%, 3/2/17 (SBBPA: Bank of the West)	585,000	585,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	10,457
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.65%, 3/1/17 (SBBPA: Northern Trust Company)	500,000	500,000
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	90,000	107,531
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	140,000	175,003
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	52,605
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	12,453
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,194
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	55,000	67,258
State of California GO, 6.65%, 3/1/22	20,000	23,660
State of California GO, 7.55%, 4/1/39	20,000	29,583
State of California GO, 7.30%, 10/1/39	45,000	63,848
State of Illinois GO, 5.10%, 6/1/33	45,000	41,863
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	56,341
State of Washington GO, 5.14%, 8/1/40	20,000	24,390
TOTAL MUNICIPAL SECURITIES (Cost $3,296,368)		3,553,335
COMMERCIAL PAPER(3) — 0.2%
American Honda Finance Corp., 0.96%, 5/4/17	475,000	474,368
Board of Governors, 0.72%, 3/20/17	400,000	400,012
Board of Governors, 0.77%, 6/6/17	400,000	400,000
CRC Funding LLC, 1.09%, 3/27/17(2)	250,000	249,852
Societe Generale SA, 1.12%, 6/1/17	400,000	398,958
Thunder Bay Funding LLC, 1.07%, 3/20/17(2)	200,000	199,915
Toronto Dominion Holding, 1.00%, 4/7/17(2)	250,000	249,816
TOTAL COMMERCIAL PAPER (Cost $2,372,526)		2,372,921
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 2.125%, 4/24/26	80,000	76,344
FNMA, 6.625%, 11/15/30	1,230,000	1,739,333
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,741,796)		1,815,677
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $53,302)	1,055	56,580
TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $13,462,451)	13,462,451	13,462,451
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $815,449,951)		976,793,521
OTHER ASSETS AND LIABILITIES — (0.7)%		(7,268,799)
TOTAL NET ASSETS — 100.0%		$969,524,722

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	239,893	AUD	322,342	JPMorgan Chase Bank N.A.	3/15/17	(7,170)
USD	58,437	AUD	80,846	JPMorgan Chase Bank N.A.	3/15/17	(3,528)
USD	164,721	AUD	215,715	JPMorgan Chase Bank N.A.	3/15/17	(617)
BRL	190,371	USD	57,040	UBS AG	3/15/17	3,956
BRL	183,778	USD	56,748	UBS AG	3/15/17	2,136
USD	56,799	BRL	185,858	UBS AG	3/15/17	(2,751)
USD	59,488	BRL	188,291	UBS AG	3/15/17	(842)
CAD	21,749	USD	16,705	JPMorgan Chase Bank N.A.	3/15/17	(329)
CAD	81,881	USD	62,265	JPMorgan Chase Bank N.A.	3/15/17	(611)
CAD	28,717	USD	21,568	Morgan Stanley	3/31/17	57
CAD	52,766	USD	40,550	Morgan Stanley	3/31/17	(815)
CAD	137,344	USD	105,548	Morgan Stanley	3/31/17	(2,121)
CAD	59,700	USD	45,853	Morgan Stanley	3/31/17	(896)
CAD	59,179	USD	45,453	Morgan Stanley	3/31/17	(888)
CAD	32,135	USD	24,460	Morgan Stanley	3/31/17	(261)
CAD	91,975	USD	70,190	Morgan Stanley	3/31/17	(928)
CAD	34,078	USD	26,038	Morgan Stanley	3/31/17	(376)
CAD	47,688	USD	36,437	Morgan Stanley	3/31/17	(526)
CAD	41,460	USD	31,559	Morgan Stanley	3/31/17	(338)
CAD	40,586	USD	30,894	Morgan Stanley	3/31/17	(330)
CAD	84,357	USD	63,275	Morgan Stanley	3/31/17	250
CAD	29,387	USD	21,756	Morgan Stanley	3/31/17	373
CAD	39,397	USD	29,230	Morgan Stanley	3/31/17	438
CAD	33,768	USD	25,175	Morgan Stanley	3/31/17	254
CAD	45,096	USD	33,614	Morgan Stanley	3/31/17	345
CAD	27,567	USD	20,823	Morgan Stanley	3/31/17	(64)
CAD	45,012	USD	33,923	Morgan Stanley	3/31/17	(27)
CAD	29,588	USD	22,622	Morgan Stanley	3/31/17	(341)
USD	394,487	CAD	523,760	JPMorgan Chase Bank N.A.	3/15/17	114
USD	68,567	CAD	92,986	JPMorgan Chase Bank N.A.	3/15/17	(1,448)
USD	53,320	CAD	72,373	JPMorgan Chase Bank N.A.	3/15/17	(1,174)
USD	177,249	CAD	233,307	JPMorgan Chase Bank N.A.	3/15/17	1,577
USD	915,370	CAD	1,224,417	Morgan Stanley	3/31/17	(6,680)
USD	767,772	CAD	1,026,988	Morgan Stanley	3/31/17	(5,603)
USD	63,640	CAD	85,126	Morgan Stanley	3/31/17	(464)
USD	1,274,794	CAD	1,705,190	Morgan Stanley	3/31/17	(9,303)
USD	25,422	CAD	34,267	Morgan Stanley	3/31/17	(383)
USD	1,778	CAD	2,408	Morgan Stanley	3/31/17	(36)
USD	26,452	CAD	35,828	Morgan Stanley	3/31/17	(529)
USD	40,355	CAD	53,320	Morgan Stanley	3/31/17	202
USD	18,057	CAD	23,905	Morgan Stanley	3/31/17	55
USD	2,130	CAD	2,780	Morgan Stanley	3/31/17	37
USD	23,968	CAD	31,982	Morgan Stanley	3/31/17	(116)
USD	21,881	CAD	29,020	Morgan Stanley	3/31/17	27
USD	2,043	CAD	2,710	Morgan Stanley	3/31/17	3
USD	37,635	CAD	49,251	Morgan Stanley	3/31/17	546
USD	43,551	CAD	57,287	Morgan Stanley	3/31/17	411
USD	2,240	CAD	2,937	Morgan Stanley	3/31/17	28
USD	5,498	CAD	7,187	Morgan Stanley	3/31/17	85
USD	26,196	CAD	34,269	Morgan Stanley	3/31/17	389
USD	2,106	CAD	2,754	Morgan Stanley	3/31/17	31

USD	19,239	CAD	25,350	Morgan Stanley	3/31/17	149
USD	36,136	CAD	47,293	Morgan Stanley	3/31/17	521
USD	378,016	CHF	378,772	Credit Suisse AG	3/15/17	617
USD	58,509	CHF	59,705	Credit Suisse AG	3/15/17	(980)
CNY	800,093	USD	114,989	UBS AG	3/15/17	1,460
USD	113,504	CNY	800,093	UBS AG	3/15/17	(2,944)
COP	172,944,820	USD	60,019	UBS AG	3/15/17	(1,067)
USD	57,093	COP	172,944,820	UBS AG	3/15/17	(1,859)
USD	58,791	COP	172,944,820	Goldman Sachs & Co.	6/21/17	640
USD	51,389	CZK	1,282,019	UBS AG	3/15/17	1,093
USD	83,325	DKK	574,265	Goldman Sachs & Co.	3/15/17	1,436
EUR	117,965	USD	126,772	JPMorgan Chase Bank N.A.	3/15/17	(1,732)
EUR	19,019	USD	20,411	JPMorgan Chase Bank N.A.	3/15/17	(251)
EUR	55,176	USD	59,167	JPMorgan Chase Bank N.A.	3/15/17	(682)
EUR	144,248	USD	156,139	JPMorgan Chase Bank N.A.	3/15/17	(3,239)
EUR	7,770	USD	8,188	JPMorgan Chase Bank N.A.	3/15/17	48
EUR	39,408	USD	41,733	JPMorgan Chase Bank N.A.	3/15/17	39
EUR	15,763	USD	16,623	JPMorgan Chase Bank N.A.	3/15/17	86
EUR	18,101	USD	19,171	JPMorgan Chase Bank N.A.	3/15/17	15
EUR	15,776	USD	16,546	JPMorgan Chase Bank N.A.	3/15/17	176
EUR	78,679	USD	82,644	JPMorgan Chase Bank N.A.	3/15/17	754
EUR	17,164	USD	18,132	JPMorgan Chase Bank N.A.	3/15/17	61
EUR	9,705	USD	10,231	JPMorgan Chase Bank N.A.	3/15/17	56
EUR	10,369	USD	11,025	JPMorgan Chase Bank N.A.	3/15/17	(34)
EUR	204,685	USD	219,139	JPMorgan Chase Bank N.A.	3/15/17	(2,177)
EUR	57,568	USD	61,382	UBS AG	3/31/17	(313)
EUR	95,014	USD	101,775	UBS AG	3/31/17	(982)
EUR	15,721	USD	16,919	UBS AG	3/31/17	(242)
EUR	273	USD	293	UBS AG	3/31/17	(4)
EUR	372	USD	398	UBS AG	3/31/17	(4)
EUR	484	USD	519	UBS AG	3/31/17	(5)
EUR	42,579	USD	44,930	UBS AG	3/31/17	240
EUR	19,096	USD	20,214	UBS AG	3/31/17	44
EUR	326	USD	346	UBS AG	3/31/17	1
EUR	15,650	USD	16,566	UBS AG	3/31/17	36
EUR	55,049	USD	57,903	UBS AG	3/31/17	496
EUR	65,089	USD	68,907	UBS AG	3/31/17	142
EUR	45,669	USD	48,559	UBS AG	3/31/17	(112)
EUR	467	USD	497	UBS AG	3/31/17	(1)
EUR	53,507	USD	57,250	UBS AG	3/31/17	(488)
USD	5,777,191	EUR	5,356,095	JPMorgan Chase Bank N.A.	3/15/17	99,846
USD	27,214	EUR	25,774	JPMorgan Chase Bank N.A.	3/15/17	(105)
USD	24,232	EUR	22,669	JPMorgan Chase Bank N.A.	3/15/17	204
USD	669,941	EUR	641,743	JPMorgan Chase Bank N.A.	3/15/17	(10,293)
USD	11,831	EUR	11,277	JPMorgan Chase Bank N.A.	3/15/17	(122)
USD	18,358	EUR	17,342	JPMorgan Chase Bank N.A.	3/15/17	(24)
USD	31,816	EUR	30,272	JPMorgan Chase Bank N.A.	3/15/17	(272)
USD	22,629	EUR	21,595	JPMorgan Chase Bank N.A.	3/15/17	(261)
USD	23,754	EUR	22,413	JPMorgan Chase Bank N.A.	3/15/17	(4)
USD	8,587	EUR	8,037	JPMorgan Chase Bank N.A.	3/15/17	68
USD	814,627	EUR	759,507	JPMorgan Chase Bank N.A.	3/15/17	9,566
USD	48,352	EUR	44,844	JPMorgan Chase Bank N.A.	3/15/17	818
USD	38,894	EUR	36,326	JPMorgan Chase Bank N.A.	3/15/17	390

USD	40,328	EUR	37,317	JPMorgan Chase Bank N.A.	3/15/17	773
USD	30,589	EUR	28,249	JPMorgan Chase Bank N.A.	3/15/17	646
USD	23,226	EUR	21,743	JPMorgan Chase Bank N.A.	3/15/17	179
USD	20,289	EUR	19,042	JPMorgan Chase Bank N.A.	3/15/17	105
USD	16,488	EUR	15,578	JPMorgan Chase Bank N.A.	3/15/17	(24)
USD	10,375	EUR	9,788	JPMorgan Chase Bank N.A.	3/15/17	—
USD	46,523	EUR	43,597	JPMorgan Chase Bank N.A.	3/15/17	310
USD	24,141	EUR	22,651	JPMorgan Chase Bank N.A.	3/15/17	131
USD	746	EUR	703	JPMorgan Chase Bank N.A.	3/15/17	1
USD	79,217	EUR	74,586	JPMorgan Chase Bank N.A.	3/15/17	158
USD	25,877	EUR	24,342	JPMorgan Chase Bank N.A.	3/15/17	75
USD	2,124,024	EUR	2,036,828	UBS AG	3/31/17	(36,703)
USD	793,087	EUR	760,529	UBS AG	3/31/17	(13,704)
USD	532,478	EUR	510,618	UBS AG	3/31/17	(9,201)
USD	10,721	EUR	10,281	UBS AG	3/31/17	(185)
USD	24,842	EUR	23,670	UBS AG	3/31/17	(267)
USD	563	EUR	537	UBS AG	3/31/17	(7)
USD	34,860	EUR	33,370	UBS AG	3/31/17	(540)
USD	13,158	EUR	12,541	UBS AG	3/31/17	(146)
USD	619	EUR	590	UBS AG	3/31/17	(7)
USD	869	EUR	827	UBS AG	3/31/17	(8)
USD	26,659	EUR	24,834	UBS AG	3/31/17	315
USD	317	EUR	294	UBS AG	3/31/17	5
USD	64,866	EUR	60,549	UBS AG	3/31/17	635
USD	19,287	EUR	18,090	UBS AG	3/31/17	96
USD	495	EUR	466	UBS AG	3/31/17	—
USD	50,689	EUR	47,897	UBS AG	3/31/17	(121)
USD	198,241	EUR	187,791	UBS AG	3/31/17	(973)
USD	234,992	EUR	222,699	UBS AG	3/31/17	(1,254)
USD	407	EUR	386	UBS AG	3/31/17	(2)
USD	13,436	EUR	12,697	UBS AG	3/31/17	(33)
GBP	22,216	USD	27,971	UBS AG	3/15/17	(396)
GBP	5,919	USD	7,336	UBS AG	3/15/17	11
GBP	7,699	USD	9,563	UBS AG	3/15/17	(7)
GBP	20,867	USD	26,567	UBS AG	3/15/17	(667)
GBP	18,240	USD	22,739	UBS AG	3/15/17	(99)
GBP	458,325	USD	568,083	UBS AG	3/15/17	790
GBP	12,762	USD	15,813	Credit Suisse AG	3/31/17	35
GBP	11,174	USD	14,083	Credit Suisse AG	3/31/17	(207)
USD	1,387,581	GBP	1,089,179	UBS AG	3/15/17	35,694
USD	50,029	GBP	39,345	UBS AG	3/15/17	1,194
USD	66,007	GBP	53,356	UBS AG	3/15/17	(219)
USD	23,723	GBP	19,171	UBS AG	3/15/17	(72)
USD	13,046	GBP	10,598	UBS AG	3/15/17	(108)
USD	114,736	GBP	93,310	UBS AG	3/15/17	(1,080)
USD	5,424	GBP	4,332	UBS AG	3/15/17	48
USD	56,986	GBP	45,594	UBS AG	3/15/17	394
USD	9,795	GBP	7,883	UBS AG	3/15/17	11
USD	25,310	GBP	20,336	UBS AG	3/15/17	69
USD	549,645	GBP	442,736	Credit Suisse AG	3/31/17	(136)
USD	15,159	GBP	12,243	Credit Suisse AG	3/31/17	(44)
USD	18,977	GBP	15,202	Credit Suisse AG	3/31/17	99
USD	17,274	GBP	13,887	Credit Suisse AG	3/31/17	29

HUF	34,667,687	USD	120,332	UBS AG	3/16/17	(1,110)
USD	116,430	HUF	33,918,363	UBS AG	3/16/17	(216)
USD	59,383	HUF	17,483,250	UBS AG	3/16/17	(742)
IDR	1,564,418,592	USD	117,124	UBS AG	3/15/17	(72)
IDR	1,564,418,592	USD	116,141	Goldman Sachs & Co.	6/21/17	(418)
USD	117,273	IDR	1,564,418,592	UBS AG	3/15/17	221
INR	7,841,684	USD	114,611	UBS AG	3/15/17	2,715
INR	4,023,099	USD	58,854	UBS AG	3/15/17	1,338
INR	11,864,783	USD	175,801	Morgan Stanley	6/21/17	(57)
USD	177,508	INR	11,864,783	UBS AG	3/15/17	(11)
JPY	6,573,255	USD	58,247	Credit Suisse AG	3/15/17	288
JPY	1,713,305	USD	15,034	Credit Suisse AG	3/15/17	223
JPY	3,252,468	USD	28,929	Credit Suisse AG	3/15/17	35
JPY	678,366	USD	5,909	Credit Suisse AG	3/15/17	132
JPY	4,565,337	USD	40,487	Credit Suisse AG	3/15/17	168
JPY	4,581,640	USD	40,820	Credit Suisse AG	3/15/17	(20)
JPY	2,375,068	USD	20,237	Credit Suisse AG	3/15/17	913
JPY	1,650,535	USD	14,107	Credit Suisse AG	3/15/17	591
JPY	4,961,451	USD	42,690	Credit Suisse AG	3/15/17	1,492
JPY	15,942,319	USD	136,645	Credit Suisse AG	3/15/17	5,324
JPY	1,281,501	USD	11,291	Credit Suisse AG	3/31/17	130
JPY	1,524,681	USD	13,591	Credit Suisse AG	3/31/17	(3)
JPY	1,480,449	USD	13,107	Credit Suisse AG	3/31/17	88
USD	4,189,508	JPY	475,048,265	Credit Suisse AG	3/15/17	(40,864)
USD	12,333	JPY	1,439,442	Credit Suisse AG	3/15/17	(485)
USD	47,780	JPY	5,577,118	Credit Suisse AG	3/15/17	(1,885)
USD	51,985	JPY	6,034,867	Credit Suisse AG	3/15/17	(1,756)
USD	13,703	JPY	1,603,524	Credit Suisse AG	3/15/17	(576)
USD	7,390	JPY	828,144	Credit Suisse AG	3/15/17	15
USD	89,110	JPY	9,961,372	Credit Suisse AG	3/15/17	403
USD	39,264	JPY	4,442,079	Credit Suisse AG	3/15/17	(293)
USD	16,277	JPY	1,858,070	Credit Suisse AG	3/15/17	(269)
USD	34,668	JPY	3,909,199	Credit Suisse AG	3/15/17	(144)
USD	10,750	JPY	1,204,462	Credit Suisse AG	3/15/17	24
USD	36,005	JPY	4,213,608	JPMorgan Chase Bank N.A.	3/15/17	(1,518)
USD	66,342	JPY	7,665,045	JPMorgan Chase Bank N.A.	3/15/17	(1,916)
USD	13,197	JPY	1,512,514	JPMorgan Chase Bank N.A.	3/15/17	(272)
USD	14,101	JPY	1,581,041	JPMorgan Chase Bank N.A.	3/15/17	22
USD	281,347	JPY	33,140,389	Credit Suisse AG	3/31/17	(14,011)
USD	11,961	JPY	1,407,469	Credit Suisse AG	3/31/17	(583)
USD	11,175	JPY	1,309,040	Credit Suisse AG	3/31/17	(491)
USD	12,827	JPY	1,474,176	Credit Suisse AG	3/31/17	(311)
USD	16,195	JPY	1,861,537	Credit Suisse AG	3/31/17	(396)
USD	14,001	JPY	1,570,068	Credit Suisse AG	3/31/17	8
KRW	254,573,549	USD	224,968	UBS AG	3/15/17	(492)
USD	187,764	KRW	219,954,132	UBS AG	3/15/17	(6,186)
USD	13,624	KRW	16,437,617	UBS AG	3/15/17	(870)
USD	15,143	KRW	18,181,800	UBS AG	3/15/17	(889)
USD	225,336	KRW	254,573,549	Morgan Stanley	6/21/17	638
MXN	10,880,161	USD	520,599	JPMorgan Chase Bank N.A.	3/15/17	19,873
MXN	1,258,337	USD	57,003	JPMorgan Chase Bank N.A.	3/15/17	5,505
USD	85,715	MXN	1,767,875	JPMorgan Chase Bank N.A.	3/15/17	(2,104)
USD	57,447	MXN	1,203,275	JPMorgan Chase Bank N.A.	3/15/17	(2,326)

USD	498,358	MXN	10,733,724	JPMorgan Chase Bank N.A.	3/15/17	(34,841)
MYR	293,542	USD	65,927	Goldman Sachs & Co.	3/15/17	79
MYR	269,250	USD	59,953	Goldman Sachs & Co.	3/15/17	590
USD	126,826	MYR	562,792	Goldman Sachs & Co.	3/15/17	277
USD	65,647	MYR	293,542	Goldman Sachs & Co.	6/21/17	100
USD	1,339,439	NOK	11,225,370	JPMorgan Chase Bank N.A.	3/15/17	319
USD	59,799	NOK	518,198	JPMorgan Chase Bank N.A.	3/15/17	(2,019)
USD	78,085	NOK	682,260	JPMorgan Chase Bank N.A.	3/15/17	(3,304)
USD	57,131	NOK	498,560	JPMorgan Chase Bank N.A.	3/15/17	(2,344)
NZD	18,884	USD	13,416	JPMorgan Chase Bank N.A.	3/15/17	181
USD	56,047	NZD	81,417	JPMorgan Chase Bank N.A.	3/15/17	(2,573)
PHP	8,579,548	USD	170,805	UBS AG	3/15/17	(259)
USD	171,248	PHP	8,579,548	UBS AG	3/15/17	702
USD	169,055	PHP	8,579,548	Morgan Stanley	6/21/17	150
USD	107,635	PLN	450,034	UBS AG	3/15/17	(3,032)
USD	116,714	PLN	496,186	UBS AG	3/15/17	(5,302)
RUB	7,530,684	USD	115,892	UBS AG	3/15/17	12,776
RUB	3,189,513	USD	51,411	UBS AG	3/15/17	3,085
RUB	3,434,629	USD	57,339	Morgan Stanley	6/21/17	220
USD	122,669	RUB	7,285,568	UBS AG	3/15/17	(1,811)
USD	58,502	RUB	3,434,629	UBS AG	3/15/17	(182)
SEK	121,252	USD	13,502	Goldman Sachs & Co.	3/15/17	(61)
SEK	1,053,273	USD	116,648	JPMorgan Chase Bank N.A.	3/15/17	110
USD	117,105	SEK	1,062,576	Goldman Sachs & Co.	3/15/17	(685)
SGD	293,459	USD	208,254	JPMorgan Chase Bank N.A.	3/15/17	1,166
USD	183,638	SGD	260,611	JPMorgan Chase Bank N.A.	3/15/17	(2,342)
USD	60,948	SGD	87,600	JPMorgan Chase Bank N.A.	3/15/17	(1,565)
THB	2,453,400	USD	70,356	UBS AG	3/15/17	(79)
USD	68,830	THB	2,453,400	UBS AG	3/15/17	(1,447)
USD	70,218	THB	2,453,400	Goldman Sachs & Co.	6/21/17	(11)
TRY	213,677	USD	56,138	JPMorgan Chase Bank N.A.	3/15/17	2,355
TRY	197,435	USD	55,920	JPMorgan Chase Bank N.A.	3/15/17	(1,873)
TRY	212,666	USD	59,808	UBS AG	3/15/17	(1,593)
USD	163,681	TRY	580,528	JPMorgan Chase Bank N.A.	3/15/17	4,767
TWD	1,852,061	USD	57,853	UBS AG	3/15/17	2,496
TWD	1,878,970	USD	58,957	UBS AG	3/15/17	2,268
TWD	1,878,970	USD	61,788	Morgan Stanley	6/21/17	(215)
USD	57,940	TWD	1,852,061	UBS AG	3/15/17	(2,409)
USD	61,284	TWD	1,878,970	UBS AG	3/15/17	58
ZAR	786,498	USD	58,411	JPMorgan Chase Bank N.A.	3/15/17	1,412
ZAR	1,615,118	USD	114,963	JPMorgan Chase Bank N.A.	3/15/17	7,887
USD	105,276	ZAR	1,466,046	JPMorgan Chase Bank N.A.	3/15/17	(6,235)
USD	59,577	ZAR	835,114	JPMorgan Chase Bank N.A.	3/15/17	(3,944)
USD	119,051	ZAR	1,604,157	JPMorgan Chase Bank N.A.	3/15/17	(2,965)
						(53,016)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
15	Euro-Schatz 2-Year Bonds	March 2017	1,789,961	7,128
1	Euro-Bund 10-Year Bonds	March 2017	175,913	4,321
16	U.S. Treasury 5-Year Notes	June 2017	1,883,250	(3,605)
3	Korean Treasury 10-Year Bonds	March 2017	332,460	631
5	U.S. Treasury 2-Year Notes	June 2017	1,082,031	(1,027)
1	U.S. Treasury Ultra Bonds	June 2017	161,781	(159)
9	U.S. Treasury 10-Year Ultra Notes	June 2017	1,205,438	(1,821)
			6,630,834	5,468

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
6	Euro-Bobl 5-Year Bonds	March 2017	856,397	(12,722)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 26	1,291,950	Sell	5.00	6/20/21	2.84	101,286	120,148
Markit CDX North America High Yield Index Series 27	1,475,100	Sell	5.00	12/20/21	3.16	79,984	128,298
						181,270	248,446

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $32,403,780, which represented 3.3% of total net assets.

(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)	Security is in default.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $81,101.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	Security is a zero-coupon bond.

(9)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	536,991,936	220,437,656	—
Corporate Bonds	—	76,937,788	—
U.S. Treasury Securities	—	67,246,494	—
U.S. Government Agency Mortgage-Backed Securities	—	19,982,369	—
Sovereign Governments and Agencies	—	14,227,948	—
Collateralized Mortgage Obligations	—	5,464,515	—
Commercial Mortgage-Backed Securities	—	4,936,666	—
Exchange-Traded Funds	4,722,331	—	—
Asset-Backed Securities	—	4,584,854	—
Municipal Securities	—	3,553,335	—
Commercial Paper	—	2,372,921	—
U.S. Government Agency Securities	—	1,815,677	—
Convertible Preferred Stocks	—	56,580	—
Temporary Cash Investments	13,462,451	—	—
	555,176,718	421,616,803	—
Other Financial Instruments
Futures Contracts	—	12,080	—
Swap Agreements	—	248,446	—
Forward Foreign Currency Exchange Contracts	—	253,263	—
	—	513,789	—

Liabilities
Other Financial Instruments
Futures Contracts	6,612	12,722	—
Forward Foreign Currency Exchange Contracts	—	306,279	—
	6,612	319,001	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$827,113,758
Gross tax appreciation of investments	$158,612,413
Gross tax depreciation of investments	(8,932,650)
Net tax appreciation (depreciation) of investments	$149,679,763

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
February 28, 2017

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 44.4%
Aerospace and Defense — 0.8%
Boeing Co. (The)	6,087	1,097,060
Cubic Corp.	613	32,213
Curtiss-Wright Corp.	142	13,892
Hexcel Corp.	478	26,280
KLX, Inc.	778	39,165
L3 Technologies, Inc.	711	119,676
Lockheed Martin Corp.	1,749	466,248
Mercury Systems, Inc.(1)	1,089	40,685
Safran SA	895	63,679
Textron, Inc.	15,941	754,009
Thales SA	1,870	184,240
United Technologies Corp.	11,073	1,246,266
		4,083,413
Air Freight and Logistics†
Royal Mail plc	15,988	82,251
XPO Logistics, Inc.(1)	1,029	52,469
		134,720
Airlines — 0.4%
Delta Air Lines, Inc.	9,173	458,008
Deutsche Lufthansa AG	9,954	145,841
Hawaiian Holdings, Inc.(1)	2,412	117,344
Japan Airlines Co. Ltd.	2,500	81,646
JetBlue Airways Corp.(1)	12,384	247,185
Ryanair Holdings plc ADR(1)	3,364	275,007
Spirit Airlines, Inc.(1)	2,960	154,541
United Continental Holdings, Inc.(1)	6,289	465,952
		1,945,524
Auto Components — 0.5%
Bridgestone Corp.	5,300	211,396
Cie Generale des Etablissements Michelin, Class B	170	19,099
Cooper-Standard Holding, Inc.(1)	271	30,352
Delphi Automotive plc	13,495	1,027,374
Dometic Group AB(1)	4,148	31,478
Faurecia	2,651	116,523
GKN plc	14,732	65,791
LCI Industries	1,249	134,517
Lear Corp.	1,966	279,152
NGK Spark Plug Co. Ltd.	3,000	67,907
Nokian Renkaat Oyj	1,713	67,382
Schaeffler AG Preference Shares	589	9,285
Stoneridge, Inc.(1)	555	9,374
Tenneco, Inc.(1)	1,319	84,825
Toyota Boshoku Corp.	4,000	88,976
TS Tech Co. Ltd.	2,400	62,743
Valeo SA	5,485	337,085
		2,643,259

Automobiles — 0.4%
Brilliance China Automotive Holdings Ltd.	42,000	66,006
Daimler AG	321	23,342
Ford Motor Co.	48,102	602,718
Fuji Heavy Industries Ltd.	9,900	370,727
Honda Motor Co. Ltd.	2,800	86,957
Honda Motor Co. Ltd. ADR	9,681	299,821
Isuzu Motors Ltd.	5,700	76,282
Mazda Motor Corp.	1,200	16,834
Peugeot SA(1)	10,841	206,270
Suzuki Motor Corp.	2,700	105,601
Toyota Motor Corp.	6,800	385,260
		2,239,818
Banks — 3.3%
Ameris Bancorp	623	30,091
Australia & New Zealand Banking Group Ltd.	16,215	384,150
Banco Santander SA	57,283	312,773
Bank of America Corp.	46,503	1,147,694
Bank of Hawaii Corp.	2,125	179,477
Bank of Ireland(1)	592,577	140,622
Bank of the Ozarks, Inc.	2,141	117,177
Bankia SA	55,190	54,551
BankUnited, Inc.	5,092	201,796
Barclays plc	27,800	78,133
BB&T Corp.	32,646	1,574,190
BNP Paribas SA	14,781	863,280
BOC Hong Kong Holdings Ltd.	43,000	170,052
Boston Private Financial Holdings, Inc.	2,022	34,778
Capital Bank Financial Corp., Class A	2,561	104,489
Cathay General Bancorp	1,467	57,624
China CITIC Bank Corp. Ltd., H Shares(1)	60,000	41,196
China Construction Bank Corp., H Shares	104,000	85,607
Citigroup, Inc.	13,916	832,316
Citizens Financial Group, Inc.	3,590	134,158
Comerica, Inc.	2,836	202,150
Commerce Bancshares, Inc.	5,612	331,220
Commonwealth Bank of Australia	2,253	142,198
DNB ASA	16,200	265,700
East West Bancorp, Inc.	885	47,896
Erste Group Bank AG(1)	10,830	315,057
F.N.B. Corp.	4,171	64,942
FCB Financial Holdings, Inc., Class A(1)	2,154	104,684
FinecoBank Banca Fineco SpA	6,110	34,954
First Financial Bankshares, Inc.	394	17,336
First Hawaiian, Inc.	1,290	40,867
Hachijuni Bank Ltd. (The)	2,000	12,640
Hang Seng Bank Ltd.	8,400	172,266
HSBC Holdings plc (Hong Kong)	38,000	305,942
HSBC Holdings plc (London)	80,817	648,322
Industrial & Commercial Bank of China Ltd., H Shares	62,000	40,652
ING Groep NV	24,981	344,440
JPMorgan Chase & Co.	9,361	848,294
KBC Group NV	10,496	642,037

LegacyTexas Financial Group, Inc.	1,543	65,716
M&T Bank Corp.	5,046	842,531
Mitsubishi UFJ Financial Group, Inc.	41,600	273,421
Mizuho Financial Group, Inc.	101,000	188,524
PacWest Bancorp	189	10,414
Pinnacle Financial Partners, Inc.	112	7,773
PNC Financial Services Group, Inc. (The)	7,016	892,646
Prosperity Bancshares, Inc.	312	23,256
Regions Financial Corp.	7,574	115,655
Societe Generale SA	6,366	282,647
Southside Bancshares, Inc.	621	21,878
Sumitomo Mitsui Financial Group, Inc.	4,100	159,737
SunTrust Banks, Inc.	2,386	141,943
SVB Financial Group(1)	884	168,747
Texas Capital Bancshares, Inc.(1)	662	59,017
U.S. Bancorp	15,950	877,250
UMB Financial Corp.	2,562	201,937
UniCredit SpA	9,810	131,468
Unione di Banche Italiane SpA	10,230	31,971
United Overseas Bank Ltd.	3,200	49,094
Valley National Bancorp	4,641	57,409
Wells Fargo & Co.	21,676	1,254,607
Westamerica Bancorporation	4,669	270,102
Western Alliance Bancorp	792	40,899
Westpac Banking Corp.	8,489	219,337
Yes Bank Ltd.	791	17,223
Zions Bancorp	2,239	100,531
		17,631,484
Beverages — 0.6%
Coca-Cola Amatil Ltd.	14,130	111,043
Coca-Cola Bottling Co. Consolidated	211	36,307
Coca-Cola Co. (The)	1,027	43,093
Constellation Brands, Inc., Class A	1,060	168,339
Dr Pepper Snapple Group, Inc.	1,699	158,755
Heineken NV	2,220	183,210
MGP Ingredients, Inc.	470	20,788
Molson Coors Brewing Co., Class B	1,761	176,787
Monster Beverage Corp.(1)	3,210	133,022
PepsiCo, Inc.	16,619	1,834,405
Treasury Wine Estates Ltd.	55,413	505,998
		3,371,747
Biotechnology — 1.3%
AbbVie, Inc.	14,303	884,498
Aimmune Therapeutics, Inc.(1)	588	11,919
Alder Biopharmaceuticals, Inc.(1)	391	8,934
Alexion Pharmaceuticals, Inc.(1)	887	116,419
Alkermes plc(1)	1,040	58,760
Amgen, Inc.	8,493	1,499,269
Biogen, Inc.(1)	2,593	748,340
BioMarin Pharmaceutical, Inc.(1)	1,136	106,704
Celgene Corp.(1)	5,269	650,774
Clovis Oncology, Inc.(1)	153	8,845
CSL Ltd.	3,220	290,970

Exact Sciences Corp.(1)	531	11,427
Exelixis, Inc.(1)	929	20,001
FibroGen, Inc.(1)	533	13,325
Flexion Therapeutics, Inc.(1)	554	11,108
Galapagos NV(1)	573	40,453
Genmab A/S(1)	407	80,625
Gilead Sciences, Inc.	10,872	766,259
Halozyme Therapeutics, Inc.(1)	870	11,153
Incyte Corp.(1)	2,997	398,901
Ironwood Pharmaceuticals, Inc.(1)	560	9,458
Kite Pharma, Inc.(1)	282	19,957
Ligand Pharmaceuticals, Inc., Class B(1)	99	10,358
Neurocrine Biosciences, Inc.(1)	122	5,388
Portola Pharmaceuticals, Inc.(1)	224	7,768
Prothena Corp. plc(1)	157	9,208
Puma Biotechnology, Inc.(1)	162	5,945
Radius Health, Inc.(1)	259	10,914
Regeneron Pharmaceuticals, Inc.(1)	528	197,208
Sage Therapeutics, Inc.(1)	184	12,402
Sarepta Therapeutics, Inc.(1)	211	6,564
Shire plc	9,030	543,885
Spark Therapeutics, Inc.(1)	183	11,672
Synergy Pharmaceuticals, Inc.(1)	1,213	7,023
TESARO, Inc.(1)	141	26,560
Ultragenyx Pharmaceutical, Inc.(1)	202	17,186
		6,640,180
Building Products — 0.6%
Apogee Enterprises, Inc.	596	34,079
Continental Building Products, Inc.(1)	836	20,440
CSW Industrials, Inc.(1)	1,756	65,148
Daikin Industries Ltd.	3,500	332,258
dormakaba Holding AG(1)	23	19,007
Fortune Brands Home & Security, Inc.	2,581	149,259
Johnson Controls International plc	44,804	1,879,080
Lennox International, Inc.	1,021	168,077
Masonite International Corp.(1)	459	35,848
NCI Building Systems, Inc.(1)	1,838	29,408
Nichias Corp.	2,000	18,764
Owens Corning	7,799	456,163
PGT Innovations, Inc.(1)	2,934	29,487
USG Corp.(1)	4,579	154,450
		3,391,468
Capital Markets — 1.6%
3i Group plc	13,156	112,395
Affiliated Managers Group, Inc.(1)	1,355	227,545
Ameriprise Financial, Inc.	4,123	542,174
Ares Management LP	2,112	45,619
AURELIUS Equity Opportunities SE & Co. KGaA	890	58,967
Azimut Holding SpA	8,915	149,696
Bank of New York Mellon Corp. (The)	14,420	679,759
Bats Global Markets, Inc.	738	25,926
BlackRock, Inc.	1,070	414,582
Brookfield Asset Management, Inc., Class A	2,383	85,833

Charles Schwab Corp. (The)	7,663	309,662
Daiwa Securities Group, Inc.	25,000	158,507
Deutsche Bank AG	1,216	23,961
Deutsche Boerse AG(1)	3,010	257,973
Eaton Vance Corp.	7,773	362,455
Evercore Partners, Inc., Class A	5,168	411,114
Franklin Resources, Inc.	5,335	229,618
Goldman Sachs Group, Inc. (The)	2,504	621,142
Invesco Ltd.	28,237	908,949
Investec plc	12,925	92,780
Julius Baer Group Ltd.(1)	8,720	426,732
London Stock Exchange Group plc	8,960	342,213
NEX Group plc	7,480	53,926
Northern Trust Corp.	10,795	942,943
Partners Group Holding AG	100	52,322
S&P Global, Inc.	1,429	185,013
SBI Holdings, Inc.	6,200	86,754
SEI Investments Co.	4,051	203,968
State Street Corp.	2,774	221,116
T. Rowe Price Group, Inc.	3,571	254,291
Thomson Reuters Corp.	204	8,629
UBS Group AG	7,265	111,903
		8,608,467
Chemicals — 0.9%
Air Products & Chemicals, Inc.	3,919	550,502
Arkema SA	3,730	361,568
Axalta Coating Systems Ltd.(1)	2,641	76,879
BASF SE	851	79,246
Cabot Corp.	7,003	406,034
Celanese Corp.	1,339	119,399
Chase Corp.	120	10,974
Chr Hansen Holding A/S	2,950	176,070
Dow Chemical Co. (The)	15,962	993,794
E.I. du Pont de Nemours & Co.	2,031	159,515
Evonik Industries AG	445	14,289
FMC Corp.	3,030	174,589
Hanwha Chemical Corp.	1,258	28,203
Hitachi Chemical Co. Ltd.	3,400	95,785
Hyosung Corp.	300	34,888
Ingevity Corp.(1)	2,786	150,360
Innophos Holdings, Inc.	711	37,676
Innospec, Inc.	724	47,277
Kanto Denka Kogyo Co. Ltd.	5,000	47,532
Koppers Holdings, Inc.	232	10,173
Lenzing AG	230	36,184
Lotte Chemical Corp.	78	25,143
LyondellBasell Industries NV, Class A	2,795	255,016
Minerals Technologies, Inc.	684	52,839
Mitsubishi Chemical Holdings Corp.	19,600	150,509
Mitsui Chemicals, Inc.	10,000	50,826
Monsanto Co.	1,308	148,890
Scotts Miracle-Gro Co. (The), Class A	1,169	105,946
Sensient Technologies Corp.	707	56,518

Shin-Etsu Chemical Co. Ltd.	2,700	228,387
Taiyo Nippon Sanso Corp.	3,400	42,248
Tosoh Corp.	16,000	139,143
Trinseo SA	325	22,474
Valvoline, Inc.(1)	833	18,676
W.R. Grace & Co.	949	67,227
		4,974,779
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	599	24,433
Advanced Disposal Services, Inc.(1)	1,897	41,506
Brady Corp., Class A	270	10,328
Brink's Co. (The)	671	35,865
Deluxe Corp.	339	24,947
Downer EDI Ltd.	32,655	176,007
InnerWorkings, Inc.(1)	2,928	28,431
Interface, Inc.	1,341	25,345
Intrum Justitia AB	2,311	83,591
KAR Auction Services, Inc.	2,563	114,874
Knoll, Inc.	1,025	22,909
Loomis AB, B Shares	868	26,935
Multi-Color Corp.	886	63,526
Nissha Printing Co. Ltd.	1,900	54,034
Rentokil Initial plc	17,710	52,543
Republic Services, Inc.	6,406	396,852
Ritchie Bros Auctioneers, Inc.	638	21,494
		1,203,620
Communications Equipment — 0.3%
ARRIS International plc(1)	2,960	76,368
Ciena Corp.(1)	1,252	32,978
Cisco Systems, Inc.	32,855	1,122,984
F5 Networks, Inc.(1)	107	15,330
Lumentum Holdings, Inc.	306	14,045
NetScout Systems, Inc.(1)	857	31,666
Palo Alto Networks, Inc.(1)	404	61,368
		1,354,739
Construction and Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA	2,858	89,698
Argan, Inc.	99	6,821
CIMIC Group Ltd.	2,123	61,430
Dycom Industries, Inc.(1)	379	31,146
Granite Construction, Inc.	872	46,225
Hyundai Development Co-Engineering & Construction	2,603	100,828
Jacobs Engineering Group, Inc.	630	35,538
Maeda Corp.	7,000	62,121
Peab AB	4,720	44,656
Penta-Ocean Construction Co. Ltd.	2,500	11,816
Toshiba Plant Systems & Services Corp.	4,400	61,802
Valmont Industries, Inc.	268	42,143
		594,224
Construction Materials — 0.3%
Buzzi Unicem SpA	1,620	40,125
CRH plc	14,980	505,691
Eagle Materials, Inc.	673	69,797

Forterra, Inc.(1)	1,161	23,023
HeidelbergCement AG	4,790	447,624
Summit Materials, Inc., Class A(1)	1,626	38,845
Vulcan Materials Co.	2,039	245,924
Wienerberger AG	1,690	33,301
		1,404,330
Consumer Finance — 0.1%
American Express Co.	3,406	272,684
Discover Financial Services	2,846	202,465
Enova International, Inc.(1)	1,484	21,295
Green Dot Corp., Class A	571	16,736
		513,180
Containers and Packaging — 0.4%
Amcor Ltd.	26,480	285,246
Ball Corp.	4,275	314,341
Bemis Co., Inc.	4,123	204,377
Berry Plastics Group, Inc.(1)	198	9,965
CCL Industries, Inc., Class B	250	53,138
Graphic Packaging Holding Co.	7,797	104,090
Multi Packaging Solutions International Ltd.(1)	1,871	33,341
Pact Group Holdings Ltd.	7,778	39,776
RPC Group plc	8,263	93,611
Silgan Holdings, Inc.	1,085	64,688
Sonoco Products Co.	3,993	212,907
WestRock Co.	10,394	558,365
		1,973,845
Distributors — 0.1%
Bapcor Ltd.	9,494	40,471
Jardine Cycle & Carriage Ltd.	3,169	96,581
LKQ Corp.(1)	6,131	193,617
		330,669
Diversified Consumer Services†
AA plc	6,259	20,317
Bright Horizons Family Solutions, Inc.(1)	832	57,500
Capella Education Co.	72	5,479
Chegg, Inc.(1)	3,901	30,818
Nord Anglia Education, Inc.(1)	958	22,484
		136,598
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	1,916	328,441
Challenger Ltd.	9,650	84,640
Compass Diversified Holdings	3,895	64,852
ORIX Corp.	31,300	486,864
		964,797
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	7,668	320,446
Deutsche Telekom AG	2,440	42,160
Level 3 Communications, Inc.(1)	4,961	284,017
Nippon Telegraph & Telephone Corp.	3,900	164,929
Orange SA	6,793	102,658
PCCW Ltd.	120,000	73,117
TDC A/S	11,054	59,485
Telefonica SA	18,358	187,658

Telstra Corp. Ltd.	43,366	160,259
Verizon Communications, Inc.	17,579	872,446
		2,267,175
Electric Utilities — 0.7%
ALLETE, Inc.	370	24,868
Edison International	10,852	865,339
EDP - Energias de Portugal SA	57,746	178,573
Endesa SA	7,789	165,817
Enel SpA	54,095	232,213
Eversource Energy	2,348	137,734
HK Electric Investments & HK Electric Investments Ltd.	28,500	24,891
PG&E Corp.	10,839	723,503
PPL Corp.	5,810	214,273
Tata Power Co. Ltd.	34,307	42,473
Westar Energy, Inc.	1,550	83,669
Xcel Energy, Inc.	18,557	811,126
		3,504,479
Electrical Equipment — 0.3%
Acuity Brands, Inc.	453	95,719
AMETEK, Inc.	2,553	137,785
Eaton Corp. plc	4,473	321,967
Emerson Electric Co.	3,909	234,931
Generac Holdings, Inc.(1)	492	19,208
Hubbell, Inc.	3,215	381,363
Mabuchi Motor Co. Ltd.	800	43,224
Melrose Industries plc	23,709	62,737
Nexans SA(1)	1,689	87,095
Rockwell Automation, Inc.	1,471	222,268
Schneider Electric SE	1,454	98,414
Vestas Wind Systems A/S	1,568	116,312
		1,821,023
Electronic Equipment, Instruments and Components — 0.6%
Alps Electric Co. Ltd.	1,600	47,639
Anritsu Corp.	2,600	20,019
Belden, Inc.	279	19,711
CDW Corp.	5,744	338,322
Coherent, Inc.(1)	146	26,657
Dolby Laboratories, Inc., Class A	3,392	165,835
Fabrinet(1)	532	22,105
Hexagon AB, B Shares	9,340	377,259
IPG Photonics Corp.(1)	186	22,004
Japan Display, Inc.	11,300	27,962
Keyence Corp.	700	270,791
Keysight Technologies, Inc.(1)	10,106	379,985
Omron Corp.	5,800	249,357
Orbotech Ltd.(1)	870	26,230
OSI Systems, Inc.(1)	733	55,283
TE Connectivity Ltd.	9,984	743,508
Tongda Group Holdings Ltd.	190,000	63,881
Topcon Corp.	4,300	75,325
Trimble, Inc.(1)	4,862	150,868
TTM Technologies, Inc.(1)	1,322	21,363

VeriFone Systems, Inc.(1)	2,319	47,934
		3,152,038
Energy Equipment and Services — 0.8%
Amec Foster Wheeler plc	5,948	32,438
Baker Hughes, Inc.	19,978	1,204,274
Dril-Quip, Inc.(1)	5,142	315,462
Frank's International NV	5,463	66,649
Halliburton Co.	5,180	276,923
Helix Energy Solutions Group, Inc.(1)	1,022	8,442
Helmerich & Payne, Inc.	6,575	449,533
Keane Group, Inc.	576	10,091
Mammoth Energy Services, Inc.(1)	949	20,403
Matrix Service Co.(1)	1,038	16,816
National Oilwell Varco, Inc.	8,534	344,944
Petrofac Ltd.	4,705	52,047
Rowan Cos. plc	2,714	49,178
Schlumberger Ltd.	15,818	1,271,134
Subsea 7 SA(1)	11,009	155,611
TechnipFMC plc	1,132	36,586
TGS Nopec Geophysical Co. ASA	350	7,682
Trican Well Service Ltd.	11,240	41,636
US Silica Holdings, Inc.	509	25,740
		4,385,589
Equity Real Estate Investment Trusts (REITs) — 2.2%
Activia Properties, Inc.	27	133,384
Alexandria Real Estate Equities, Inc.	2,062	246,017
American Campus Communities, Inc.	1,564	79,920
American Homes 4 Rent	9,666	229,761
American Tower Corp.	7,283	836,016
Apartment Investment & Management Co., Class A	5,328	247,912
Armada Hoffler Properties, Inc.	1,388	19,363
Ascendas Real Estate Investment Trust	41,000	73,141
Boston Properties, Inc.	2,268	315,320
Brixmor Property Group, Inc.	4,832	112,779
BWP Trust	8,988	19,640
Camden Property Trust	1,603	135,694
CareTrust REIT, Inc.	1,353	21,350
CBL & Associates Properties, Inc.	1,145	11,484
Chatham Lodging Trust	464	9,294
Colony Starwood Homes	4,099	134,857
Community Healthcare Trust, Inc.	786	18,699
Crown Castle International Corp.	1,717	160,591
CyrusOne, Inc.	1,118	56,906
Dexus Property Group	27,707	200,534
DiamondRock Hospitality Co.	1,044	11,348
Digital Realty Trust, Inc.	2,654	286,632
Duke Realty Corp.	4,802	123,123
Empire State Realty Trust, Inc.	13,825	301,523
EPR Properties	54	4,156
Equinix, Inc.	798	300,104
Equity Residential	4,266	269,057
Four Corners Property Trust, Inc.	553	12,266
Gecina SA	342	43,514

GGP, Inc.	7,093	176,332
Goodman Group	34,426	199,278
Great Portland Estates plc	5,533	44,489
H&R Real Estate Investment Trust	4,049	71,944
HCP, Inc.	8,061	264,320
Host Hotels & Resorts, Inc.	4,969	89,392
Hudson Pacific Properties, Inc.	6,909	252,731
Hulic Reit, Inc.	84	138,997
Hyprop Investments Ltd.	7,369	70,474
Kite Realty Group Trust	2,978	67,452
Lamar Advertising Co., Class A	387	29,211
Lexington Realty Trust	1,532	17,097
Link REIT	26,000	179,353
Mack-Cali Realty Corp.	4,763	138,841
Mapletree Commercial Trust	69,588	74,484
MedEquities Realty Trust, Inc.	2,844	31,028
Medical Properties Trust, Inc.	4,650	62,403
MGM Growth Properties LLC, Class A	7,598	193,141
Mid-America Apartment Communities, Inc.	2,645	271,721
Mirvac Group	5,861	9,661
National Health Investors, Inc.	397	30,061
Nippon Building Fund, Inc.	29	162,108
Omega Healthcare Investors, Inc.	124	4,047
Orix JREIT, Inc.	28	44,089
Paramount Group, Inc.	1,622	28,271
Physicians Realty Trust	3,796	75,616
Piedmont Office Realty Trust, Inc., Class A	12,159	278,928
Prologis, Inc.	5,751	293,589
PS Business Parks, Inc.	172	19,988
Public Storage	1,871	425,578
QTS Realty Trust, Inc., Class A	793	41,712
Realty Income Corp.	4,703	288,200
Regency Centers Corp.	2,368	166,589
RLJ Lodging Trust	545	12,404
Sabra Health Care REIT, Inc.	1,009	27,445
Safestore Holdings plc	21,434	102,130
SBA Communications Corp.	3,952	457,523
Scentre Group	32,430	108,407
Segro plc	43,516	266,636
Simon Property Group, Inc.	2,770	510,788
Summit Hotel Properties, Inc.	1,311	20,176
Sun Communities, Inc.	252	20,873
Sunstone Hotel Investors, Inc.	3,623	53,439
Unibail-Rodamco SE	860	196,202
Urban Edge Properties	4,272	118,463
Urstadt Biddle Properties, Inc., Class A	601	13,390
Vornado Realty Trust	3,234	355,320
Westfield Corp.	7,971	53,780
Weyerhaeuser Co.	16,468	555,301
WP Carey, Inc.	5,334	336,522
		11,864,309
Food and Staples Retailing — 0.7%
Ain Holdings, Inc.	400	28,733

Casino Guichard Perrachon SA	1,150	60,812
Costco Wholesale Corp.	774	137,137
CVS Health Corp.	11,469	924,172
Jeronimo Martins SGPS SA	21,090	339,163
Kroger Co. (The)	6,244	198,559
METRO AG	1,690	52,395
Sysco Corp.	5,594	294,916
Wal-Mart Stores, Inc.	23,590	1,673,239
Walgreens Boots Alliance, Inc.	714	61,675
		3,770,801
Food Products — 1.1%
a2 Milk Co. Ltd.(1)	9,990	16,927
AdvancePierre Foods Holdings, Inc.	920	26,643
B&G Foods, Inc.	684	29,070
Blue Buffalo Pet Products, Inc.(1)	6,097	149,011
Bunge Ltd.	1,664	136,198
Calbee, Inc.	9,400	318,786
Campbell Soup Co.	6,319	375,033
Chocoladefabriken Lindt & Spruengli AG	30	170,110
Conagra Brands, Inc.	11,868	489,080
Dean Foods Co.	4,792	87,406
General Mills, Inc.	6,706	404,841
Hershey Co. (The)	80	8,668
Hormel Foods Corp.	11,077	390,464
Ingredion, Inc.	1,572	190,039
Inventure Foods, Inc.(1)	851	4,749
J.M. Smucker Co. (The)	1,636	231,870
Kellogg Co.	7,452	551,970
Kerry Group plc, A Shares	3,590	275,735
Lamb Weston Holdings, Inc.(1)	2,462	96,486
Marine Harvest ASA	4,078	71,311
Mead Johnson Nutrition Co.	4,544	398,918
Mondelez International, Inc., Class A	18,001	790,604
Nestle SA	843	62,322
Premium Brands Holdings Corp.	650	34,541
TreeHouse Foods, Inc.(1)	2,238	190,409
Tyson Foods, Inc., Class A	7,308	457,188
WH Group Ltd.	92,500	72,328
		6,030,707
Gas Utilities — 0.1%
Atmos Energy Corp.	2,399	187,818
National Fuel Gas Co.	2,386	143,876
ONE Gas, Inc.	704	46,147
Osaka Gas Co. Ltd.	30,000	115,679
Spire, Inc.	3,508	231,177
		724,697
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	15,080	679,806
Ambu A/S, B Shares	331	13,331
Baxter International, Inc.	9,536	485,573
Becton Dickinson and Co.	3,116	570,384
BioMerieux	340	52,264
Boston Scientific Corp.(1)	13,445	330,075

C.R. Bard, Inc.	1,697	416,172
Cooper Cos., Inc. (The)	330	65,716
Danaher Corp.	2,656	227,221
Edwards Lifesciences Corp.(1)	3,968	373,151
Essilor International SA	2,194	251,376
Hologic, Inc.(1)	12,028	488,096
Intuitive Surgical, Inc.(1)	569	419,353
Ion Beam Applications	558	25,381
Medtronic plc	16,263	1,315,839
Merit Medical Systems, Inc.(1)	1,412	43,490
Nevro Corp.(1)	1,720	165,103
NuVasive, Inc.(1)	2,703	202,076
STERIS plc	3,974	278,697
Sysmex Corp.	3,000	173,305
Teleflex, Inc.	1,368	261,534
Utah Medical Products, Inc.	345	21,356
West Pharmaceutical Services, Inc.	1,730	142,673
Zimmer Biomet Holdings, Inc.	12,847	1,504,127
		8,506,099
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	539	24,104
Amedisys, Inc.	2,407	116,065
American Renal Associates Holdings, Inc.(1)	1,166	26,352
AMN Healthcare Services, Inc.(1)	1,478	60,820
Anthem, Inc.	1,120	184,598
Cardinal Health, Inc.	7,526	612,391
Centene Corp.(1)	1,138	80,229
Chartwell Retirement Residences	7,987	94,230
CVS Group plc	3,030	39,252
Express Scripts Holding Co.(1)	6,316	446,225
Fresenius Medical Care AG & Co. KGaA	3,200	266,291
HCA Holdings, Inc.(1)	5,294	461,849
HealthEquity, Inc.(1)	1,093	47,764
HealthSouth Corp.	551	23,318
Humana, Inc.	885	186,956
LifePoint Health, Inc.(1)	8,184	524,185
Magellan Health, Inc.(1)	54	3,734
McKesson Corp.	3,121	468,556
Miraca Holdings, Inc.	1,700	81,410
Owens & Minor, Inc.	821	29,622
PharMerica Corp.(1)	1,795	44,157
Providence Service Corp. (The)(1)	966	39,239
Quest Diagnostics, Inc.	3,857	375,826
Tivity Health, Inc.	1,218	35,200
UnitedHealth Group, Inc.	5,568	920,836
Universal Health Services, Inc., Class B	940	118,064
		5,311,273
Health Care Technology — 0.1%
Cerner Corp.(1)	3,396	186,916
CompuGroup Medical SE	613	24,558
Cotiviti Holdings, Inc.(1)	986	36,955
Evolent Health, Inc.(1)	1,084	21,355
RaySearch Laboratories AB	1,494	38,067

Veeva Systems, Inc., Class A(1)	673	29,403
		337,254
Hotels, Restaurants and Leisure — 0.9%
Aramark	1,647	58,864
Carnival Corp.	15,349	858,777
Cedar Fair LP	593	40,609
Cheesecake Factory, Inc. (The)	1,026	62,637
Chipotle Mexican Grill, Inc.(1)	693	290,187
Churchill Downs, Inc.	375	56,363
ClubCorp Holdings, Inc.	4,866	83,209
Compass Group plc	14,250	264,878
Darden Restaurants, Inc.	9,220	688,550
Domino's Pizza Enterprises Ltd.	6,590	281,427
Domino's Pizza Group plc	53,560	255,206
Flight Centre Travel Group Ltd.	1,482	32,769
Hilton Worldwide Holdings, Inc.	3,672	210,038
Jack in the Box, Inc.	263	24,646
Las Vegas Sands Corp.	6,079	321,883
Madison Square Garden Co. (The)(1)	93	16,680
Marriott International, Inc., Class A	1,435	124,831
McDonald's Corp.	112	14,297
MGM Resorts International(1)	10,034	263,794
Panera Bread Co., Class A(1)	583	134,556
Papa John's International, Inc.	1,585	125,088
Peak Resorts, Inc.	825	4,950
Planet Fitness, Inc., Class A(1)	830	17,853
Red Robin Gourmet Burgers, Inc.(1)	822	37,524
Sands China Ltd.	62,000	258,769
Starbucks Corp.	1,546	87,921
Texas Roadhouse, Inc.	376	15,905
Vail Resorts, Inc.	842	152,554
Whitbread plc	2,510	119,131
Wingstop, Inc.	371	9,757
		4,913,653
Household Durables — 0.2%
Cavco Industries, Inc.(1)	7	835
Century Communities, Inc.(1)	673	15,378
D.R. Horton, Inc.	153	4,896
Electrolux AB	7,430	197,056
Fujitsu General Ltd.	2,000	39,094
Garmin Ltd.	2,463	127,115
Installed Building Products, Inc.(1)	640	30,112
Newell Brands, Inc.	10,302	505,107
PulteGroup, Inc.	12,573	277,235
SEB SA	170	22,395
		1,219,223
Household Products — 0.5%
Church & Dwight Co., Inc.	4,563	227,420
Kimberly-Clark Corp.	3,743	496,134
Procter & Gamble Co. (The)	14,083	1,282,539
Reckitt Benckiser Group plc	2,190	198,674
Spectrum Brands Holdings, Inc.	3,318	450,319
		2,655,086

Independent Power and Renewable Electricity Producers†
eRex Co. Ltd.	1,900	58,854
Meridian Energy Ltd.	16,902	32,871
Uniper SE(1)	2,183	30,990
		122,715
Industrial Conglomerates — 0.7%
3M Co.	5,842	1,088,657
Carlisle Cos., Inc.	3,865	399,255
DCC plc	446	37,992
General Electric Co.	41,358	1,232,882
Honeywell International, Inc.	1,320	164,340
Koninklijke Philips NV	11,849	358,195
Raven Industries, Inc.	307	9,072
Siemens AG	2,169	282,174
		3,572,567
Insurance — 1.7%
Aflac, Inc.	10,589	766,114
AIA Group Ltd.	66,200	418,286
Allianz SE	2,277	396,092
Allied World Assurance Co. Holdings AG	1,001	52,873
Allstate Corp. (The)	4,868	399,955
American Financial Group, Inc.	250	23,515
Aon plc	1,341	155,087
Aspen Insurance Holdings Ltd.	435	24,382
Atlas Financial Holdings, Inc.(1)	754	10,179
Aviva plc	73,125	451,871
AXA SA	11,632	274,432
Brown & Brown, Inc.	5,447	234,766
Chubb Ltd.	8,946	1,236,069
CNP Assurances	5,587	103,491
Dai-ichi Life Holdings, Inc.	1,700	31,966
Everest Re Group Ltd.	548	128,857
FNF Group	1,743	66,809
Hannover Rueck SE	1,911	215,813
Hanover Insurance Group, Inc. (The)	1,056	95,061
Hiscox Ltd.	16,514	222,537
Infinity Property & Casualty Corp.	161	15,174
James River Group Holdings Ltd.	1,363	58,636
Kinsale Capital Group, Inc.	799	23,451
Legal & General Group plc	11,284	34,766
Lincoln National Corp.	746	52,339
Mapfre SA	45,232	139,971
MetLife, Inc.	8,726	457,591
MS&AD Insurance Group Holdings, Inc.	800	27,052
Muenchener Rueckversicherungs-Gesellschaft AG	332	62,747
NN Group NV	5,873	182,456
Old Mutual plc	9,131	24,711
Old Republic International Corp.	3,096	64,118
ProAssurance Corp.	2,510	148,341
Prudential Financial, Inc.	410	45,321
Reinsurance Group of America, Inc.	5,089	661,875
RLI Corp.	780	45,591
SCOR SE	895	32,323

Sompo Holdings, Inc.	700	26,157
Sony Financial Holdings, Inc.	3,300	57,984
St. James's Place plc	19,605	256,648
Storebrand ASA(1)	6,280	42,399
Swiss Re AG	1,767	157,989
Torchmark Corp.	1,384	107,302
UnipolSai SpA	11,829	25,063
Unum Group	7,144	348,842
Validus Holdings Ltd.	4,642	267,658
Zurich Insurance Group AG(1)	787	217,290
		8,891,950
Internet and Direct Marketing Retail — 0.8%
Amazon.com, Inc.(1)	3,195	2,699,903
ASOS plc(1)	6,116	412,237
Duluth Holdings, Inc., Class B(1)	836	17,631
Expedia, Inc.	2,656	316,170
Shutterfly, Inc.(1)	1,159	52,595
Start Today Co. Ltd.	16,100	336,489
TripAdvisor, Inc.(1)	1,964	81,447
Zalando SE(1)	9,388	375,448
		4,291,920
Internet Software and Services — 1.3%
2U, Inc.(1)	1,225	44,774
Alphabet, Inc., Class A(1)	4,676	3,950,893
Auto Trader Group plc	20,259	99,347
CoStar Group, Inc.(1)	870	176,766
Criteo SA ADR(1)	4,950	232,551
eBay, Inc.(1)	4,601	155,974
Facebook, Inc., Class A(1)	13,178	1,786,146
Five9, Inc.(1)	2,090	33,252
j2 Global, Inc.	312	25,403
Just Eat plc(1)	2,730	16,954
LogMeIn, Inc.	1,319	121,018
Mixi, Inc.	900	39,014
Q2 Holdings, Inc.(1)	1,062	38,179
Shopify, Inc., Class A(1)	301	17,822
Stamps.com, Inc.(1)	17	2,144
VeriSign, Inc.(1)	2,288	188,691
Wix.com Ltd.(1)	293	18,254
		6,947,182
IT Services — 0.9%
Accenture plc, Class A	234	28,665
Acxiom Corp.(1)	1,469	41,896
Alliance Data Systems Corp.	917	222,813
Booz Allen Hamilton Holding Corp.	7,289	260,728
Cardtronics plc	69	3,041
Computer Sciences Corp.	4,931	338,069
CSG Systems International, Inc.	1,383	54,504
CSRA, Inc.	2,106	62,801
EVERTEC, Inc.	3,666	61,772
Fidelity National Information Services, Inc.	3,304	271,820
Fiserv, Inc.(1)	3,811	439,789
Global Payments, Inc.	4,917	391,836

Indra Sistemas SA(1)	5,800	73,150
International Business Machines Corp.	5,219	938,481
Jack Henry & Associates, Inc.	779	73,047
MAXIMUS, Inc.	470	28,045
Science Applications International Corp.	599	52,095
Vantiv, Inc., Class A(1)	3,703	242,102
Visa, Inc., Class A	9,923	872,629
Worldpay Group plc	58,883	198,298
		4,655,581
Leisure Products — 0.2%
Brunswick Corp.	7,989	478,461
Malibu Boats, Inc.(1)	772	15,872
Mattel, Inc.	14,239	366,370
MCBC Holdings, Inc.	1,657	24,325
Sega Sammy Holdings, Inc.	5,500	80,925
		965,953
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	4,384	224,899
Eurofins Scientific SE	115	49,134
Illumina, Inc.(1)	356	59,594
INC Research Holdings, Inc., Class A(1)	1,012	44,174
Lonza Group AG(1)	304	55,997
Patheon NV(1)	1,529	48,164
Thermo Fisher Scientific, Inc.	138	21,760
Waters Corp.(1)	1,078	167,079
		670,801
Machinery — 1.4%
Cargotec Oyj	210	10,207
Caterpillar, Inc.	1,748	168,962
CIRCOR International, Inc.	498	30,931
Cummins, Inc.	5,347	793,976
DMG Mori Co. Ltd.	3,900	61,722
Donaldson Co., Inc.	1,440	61,848
EnPro Industries, Inc.	1,281	83,624
FANUC Corp.	1,200	236,326
Fortive Corp.	705	40,643
Global Brass & Copper Holdings, Inc.	1,260	42,399
Graham Corp.	987	21,645
Harsco Corp.	1,575	22,207
Hitachi Construction Machinery Co. Ltd.	6,100	141,932
Industria Macchine Automatiche SpA	560	39,719
Ingersoll-Rand plc	18,210	1,445,146
ITT, Inc.	2,213	90,667
John Bean Technologies Corp.	1,592	142,325
Kennametal, Inc.	1,973	73,179
KION Group AG	587	34,240
Komatsu Ltd.	14,300	345,010
Konecranes Oyj	1,070	38,484
Kubota Corp.	8,100	128,878
Middleby Corp. (The)(1)	2,242	310,988
Mueller Water Products, Inc., Class A	2,065	25,585
NSK Ltd.	6,700	95,540
OC Oerlikon Corp. AG	3,350	36,190

Oshkosh Corp.	2,277	154,586
Parker-Hannifin Corp.	3,379	523,204
Rexnord Corp.(1)	1,178	26,116
Sandvik AB	12,480	169,781
Snap-on, Inc.	2,732	463,538
Stanley Black & Decker, Inc.	306	38,908
Takeuchi Manufacturing Co. Ltd.	1,600	32,016
Timken Co. (The)	1,948	86,102
Toro Co. (The)	5,512	331,877
WABCO Holdings, Inc.(1)	3,387	380,292
Wabtec Corp.	3,419	273,930
Weir Group plc (The)	17,180	401,414
Woodward, Inc.	664	46,779
		7,450,916
Marine — 0.1%
AP Moeller - Maersk A/S, B Shares	160	260,858
Media — 0.7%
AMC Entertainment Holdings, Inc., Class A	938	29,406
APN Outdoor Group Ltd.	5,922	26,925
Atresmedia Corp. de Medios de Comunicacion SA	2,330	26,881
CBS Corp., Class B	176	11,602
Charter Communications, Inc., Class A(1)	491	158,622
Cineworld Group plc	4,630	36,740
Comcast Corp., Class A	26,010	973,294
CyberAgent, Inc.	5,000	139,081
DISH Network Corp., Class A(1)	1,224	75,888
Entravision Communications Corp., Class A	11,776	63,002
Gray Television, Inc.(1)	1,727	23,487
Metropole Television SA	1,221	25,858
MSG Networks, Inc., Class A	1,522	33,180
Omnicom Group, Inc.	5,363	456,391
ProSiebenSat.1 Media SE	705	28,273
Publicis Groupe SA	3,900	262,897
RTL Group SA	567	43,621
Scripps Networks Interactive, Inc., Class A	1,500	121,155
Sirius XM Holdings, Inc.	27,089	137,883
Television Broadcasts Ltd.	3,400	14,869
Townsquare Media, Inc.(1)	894	9,718
Twenty-First Century Fox, Inc., Class A	17,367	519,621
Vivendi SA	12,050	212,614
Walt Disney Co. (The)	3,087	339,848
		3,770,856
Metals and Mining — 0.6%
Alumina Ltd.	16,430	23,241
Anglo American plc(1)	3,854	60,758
ArcelorMittal(1)	48,440	426,447
Barrick Gold Corp.	21,351	396,702
Bekaert SA	705	31,201
BHP Billiton plc	1,523	24,520
Boliden AB	2,195	67,018
Centamin plc	6,453	13,997
Evraz plc(1)	19,114	54,645
Fortescue Metals Group Ltd.	96,675	491,420

Glencore plc(1)	28,148	112,484
Lundin Mining Corp.(1)	9,100	54,743
Mineral Resources Ltd.	3,465	29,701
Newmont Mining Corp.	1,298	44,444
Nucor Corp.	6,273	392,502
Reliance Steel & Aluminum Co.	1,507	127,568
Rio Tinto Ltd.	10,970	521,379
Rio Tinto plc	6,434	263,220
Salzgitter AG	2,060	75,313
South32 Ltd.	13,940	26,613
SSAB AB, A Shares	11,120	44,016
Steel Dynamics, Inc.	1,887	69,064
Vedanta Resources plc	7,005	74,839
		3,425,835
Mortgage Real Estate Investment Trusts (REITs)†
Blackstone Mortgage Trust, Inc., Class A	1,235	38,458
New Residential Investment Corp.	490	8,266
Starwood Property Trust, Inc.	5,521	126,210
Two Harbors Investment Corp.	3,299	30,681
		203,615
Multi-Utilities — 0.2%
Ameren Corp.	4,069	222,534
CenterPoint Energy, Inc.	6,003	164,002
Centrica plc	63,161	177,829
Consolidated Edison, Inc.	2,501	192,677
E.ON SE	3,271	25,387
Engie SA	6,594	80,615
NorthWestern Corp.	3,247	189,949
		1,052,993
Multiline Retail — 0.3%
Dollar General Corp.	1,842	134,503
Dollar Tree, Inc.(1)	7,146	547,955
Don Quijote Holdings Co. Ltd.	1,200	42,512
Marks & Spencer Group plc	11,715	48,668
Ollie's Bargain Outlet Holdings, Inc.(1)	756	23,701
Ryohin Keikaku Co. Ltd.	900	190,262
Seria Co. Ltd.	800	62,949
Target Corp.	11,075	650,878
		1,701,428
Oil, Gas and Consumable Fuels — 2.3%
Aegean Marine Petroleum Network, Inc.	1,104	11,150
Aker BP ASA	1,734	30,508
Anadarko Petroleum Corp.	11,261	728,024
Ardmore Shipping Corp.	3,004	20,577
BP plc	41,643	234,362
Cabot Oil & Gas Corp.	1,653	36,201
Callon Petroleum Co.(1)	3,235	40,826
Chevron Corp.	10,176	1,144,800
Cimarex Energy Co.	876	110,131
Concho Resources, Inc.(1)	2,943	389,800
Contango Oil & Gas Co.(1)	2,136	15,849
Devon Energy Corp.	6,731	291,856
Eclipse Resources Corp.(1)	7,554	16,317

Eni SpA	13,244	203,726
EQT Corp.	9,353	560,151
Euronav NV(1)	917	7,428
Extraction Oil & Gas, Inc.(1)	1,159	20,514
Exxon Mobil Corp.	9,645	784,331
Idemitsu Kosan Co. Ltd.	300	9,667
Imperial Oil Ltd.	36,183	1,130,276
JX Holdings, Inc.	3,500	16,670
Kinder Morgan, Inc.	13,412	285,810
Lundin Petroleum AB(1)	15,303	313,635
Marathon Petroleum Corp.	4,248	210,701
Newfield Exploration Co.(1)	1,534	55,930
Noble Energy, Inc.	12,449	453,268
Occidental Petroleum Corp.	15,553	1,019,499
ONEOK, Inc.	1,993	107,722
Repsol SA	9,204	136,510
Royal Dutch Shell plc ADR	4,710	259,050
Royal Dutch Shell plc, B Shares	16,223	437,532
Royal Dutch Shell plc, Class A	12,905	333,312
RSP Permian, Inc.(1)	874	34,514
Scorpio Tankers, Inc.	4,045	15,573
Seven Generations Energy Ltd.(1)	3,215	59,570
SK Innovation Co. Ltd.	647	88,403
Spectra Energy Partners LP	1,647	73,670
Statoil ASA	15,570	275,611
TonenGeneral Sekiyu KK	3,000	35,916
TOTAL SA	15,519	773,541
TOTAL SA ADR	18,740	936,438
Tullow Oil plc(1)	62,050	206,654
WildHorse Resource Development Corp.	967	11,227
Williams Cos., Inc. (The)	7,738	219,295
World Fuel Services Corp.	3,861	139,652
		12,286,197
Paper and Forest Products†
KapStone Paper and Packaging Corp.	2,917	65,924
UPM-Kymmene Oyj	3,853	91,556
		157,480
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,643	301,823
Inter Parfums, Inc.	715	24,739
Kose Corp.	2,700	231,198
L'Oreal SA	1,790	332,900
Nu Skin Enterprises, Inc., Class A	1,306	64,699
Unilever NV CVA	3,680	173,936
		1,129,295
Pharmaceuticals — 1.5%
Aerie Pharmaceuticals, Inc.(1)	268	12,690
Allergan plc(1)	1,488	364,292
AstraZeneca plc	1,875	108,047
Bristol-Myers Squibb Co.	4,596	260,639
Catalent, Inc.(1)	6,768	194,242
Depomed, Inc.(1)	304	4,983
Dermira, Inc.(1)	258	8,692

Eli Lilly & Co.	1,628	134,815
GlaxoSmithKline plc	8,785	179,646
H. Lundbeck A/S(1)	412	16,816
Horizon Pharma plc(1)	1,240	19,902
Indivior plc	5,891	25,563
Jazz Pharmaceuticals plc(1)	212	28,115
Johnson & Johnson	12,925	1,579,564
Jounce Therapeutics, Inc.	328	6,645
Medicines Co. (The)(1)	997	52,263
Merck & Co., Inc.	24,110	1,588,126
Nippon Shinyaku Co. Ltd.	700	37,759
Pacira Pharmaceuticals, Inc.(1)	263	11,493
Pfizer, Inc.	43,022	1,467,911
Roche Holding AG	3,429	835,442
Sanofi	1,031	88,832
STADA Arzneimittel AG	621	37,598
Supernus Pharmaceuticals, Inc.(1)	312	8,018
Teva Pharmaceutical Industries Ltd. ADR	2,660	93,153
TherapeuticsMD, Inc.(1)	898	5,639
Theravance Biopharma, Inc.	179	5,481
UCB SA	2,910	207,198
Zoetis, Inc.	6,957	370,878
		7,754,442
Professional Services — 0.2%
Equifax, Inc.	2,009	263,400
FTI Consulting, Inc.(1)	1,112	44,747
Korn/Ferry International	1,146	35,423
On Assignment, Inc.(1)	577	27,228
RELX plc	15,640	292,074
Teleperformance	1,002	110,929
Temp Holdings Co. Ltd.	3,000	50,817
Verisk Analytics, Inc., Class A(1)	2,880	238,809
Yumeshin Holdings Co. Ltd.	4,900	35,154
		1,098,581
Real Estate Management and Development — 0.7%
Aroundtown Property Holdings plc	6,586	30,142
Ayala Land, Inc.	128,700	90,473
BR Malls Participacoes SA(1)	23,830	114,322
Bumi Serpong Damai Tbk PT	270,300	37,091
CapitaLand Ltd.	40,000	103,896
Cheung Kong Property Holdings Ltd.	19,000	129,230
China Overseas Land & Investment Ltd.	44,000	135,465
China Resources Land Ltd.	62,000	169,318
Daikyo, Inc.	11,000	23,010
Daito Trust Construction Co. Ltd.	2,700	377,801
Daiwa House Industry Co. Ltd.	1,700	46,667
Deutsche EuroShop AG	380	15,747
Deutsche Wohnen AG	12,128	416,609
FirstService Corp.	591	34,044
Global Logistic Properties Ltd.	28,200	53,527
Hang Lung Properties Ltd.	46,000	116,142
Hufvudstaden AB, A Shares	7,395	114,776
Hulic Co. Ltd.	9,300	88,493

Inmobiliaria Colonial SA	16,776	122,612
Kerry Properties Ltd.	5,000	15,329
Leopalace21 Corp.	14,500	76,149
Longfor Properties Co. Ltd.	56,500	90,395
Mitsubishi Estate Co. Ltd.	17,000	332,147
New World Development Co. Ltd.	83,000	108,630
Open House Co. Ltd.	600	14,244
Realogy Holdings Corp.	3,653	101,188
Sponda Oyj	22,607	94,698
Sumitomo Realty & Development Co. Ltd.	7,000	193,217
Sun Hung Kai Properties Ltd.	15,000	219,312
TLG Immobilien AG	2,311	44,595
UNITE Group plc (The)	10,204	79,135
Vonovia SE	1,322	46,063
Wharf Holdings Ltd. (The)	16,000	126,860
Wheelock & Co. Ltd.	6,000	38,993
		3,800,320
Road and Rail — 0.4%
Canadian Pacific Railway Ltd. (New York)	734	108,250
Central Japan Railway Co.	800	130,883
DSV A/S	8,582	422,444
Go-Ahead Group plc	1,141	27,891
Heartland Express, Inc.	16,652	345,362
Norfolk Southern Corp.	1,830	221,485
Saia, Inc.(1)	343	16,584
Union Pacific Corp.	7,598	820,128
		2,093,027
Semiconductors and Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.(1)	1,646	23,801
Applied Materials, Inc.	45,449	1,646,163
ASM Pacific Technology Ltd.	6,300	78,356
ASML Holding NV	4,634	561,865
Broadcom Ltd.	3,653	770,527
Cavium, Inc.(1)	2,365	154,931
Cypress Semiconductor Corp.	2,689	35,683
Dialog Semiconductor plc(1)	310	16,337
Disco Corp.	300	45,102
Exar Corp.(1)	6,893	72,101
Infineon Technologies AG	14,680	261,273
Inphi Corp.(1)	477	22,390
Intel Corp.	32,770	1,186,274
KLA-Tencor Corp.	2,124	191,415
Kulicke & Soffa Industries, Inc.(1)	1,844	37,747
Lam Research Corp.	6,274	743,720
MACOM Technology Solutions Holdings, Inc.(1)	293	13,504
Marvell Technology Group Ltd.	11,042	172,255
Maxim Integrated Products, Inc.	13,583	601,727
Microsemi Corp.(1)	1,302	67,470
Monolithic Power Systems, Inc.	466	40,994
NVIDIA Corp.	1,742	176,778
QUALCOMM, Inc.	15,286	863,353
Rohm Co. Ltd.	2,600	168,018
Semtech Corp.(1)	118	3,947

Skyworks Solutions, Inc.	20	1,896
Sumco Corp.	4,800	70,583
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,441	45,348
Teradyne, Inc.	12,856	365,625
Texas Instruments, Inc.	7,923	607,060
Tower Semiconductor Ltd.(1)	782	18,039
		9,064,282
Software — 1.9%
Activision Blizzard, Inc.	14,710	663,862
Adobe Systems, Inc.(1)	4,676	553,358
ANSYS, Inc.	240	25,622
BroadSoft, Inc.(1)	1,240	53,072
CDK Global, Inc.	2,301	152,855
Citrix Systems, Inc.(1)	2,072	163,584
Electronic Arts, Inc.(1)	7,140	617,610
Guidewire Software, Inc.(1)	2,196	119,990
Konami Holdings Corp.	700	29,534
Microsoft Corp.	43,200	2,763,936
Mobileye NV(1)	4,890	222,593
Oracle Corp. (New York)	40,199	1,712,075
Oracle Corp. (Tokyo)	300	17,464
Proofpoint, Inc.(1)	289	22,765
RealPage, Inc.(1)	1,534	51,773
RingCentral, Inc., Class A(1)	1,796	47,953
salesforce.com, Inc.(1)	3,668	298,392
SAP SE	4,040	376,424
ServiceNow, Inc.(1)	2,018	175,405
Splunk, Inc.(1)	6,366	392,973
SS&C Technologies Holdings, Inc.(1)	910	31,868
Symantec Corp.	9,021	257,730
Synopsys, Inc.(1)	1,464	104,588
Temenos Group AG(1)	4,040	312,347
Tyler Technologies, Inc.(1)	1,472	223,229
VMware, Inc., Class A(1)	7,349	660,602
		10,051,604
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	4,075	638,186
AutoZone, Inc.(1)	243	178,982
Best Buy Co., Inc.	8,637	381,151
Burlington Stores, Inc.(1)	2,186	194,576
Camping World Holdings, Inc., Class A(1)	766	26,940
Children's Place, Inc. (The)	590	59,767
CST Brands, Inc.	4,525	217,788
Foot Locker, Inc.	557	42,148
Foundation Building Materials, Inc.	845	13,807
Home Depot, Inc. (The)	1,567	227,074
Industria de Diseno Textil SA	9,930	318,962
L Brands, Inc.	3,788	199,325
Maisons du Monde SA(1)	1,414	38,648
MarineMax, Inc.(1)	1,390	31,275
Michaels Cos., Inc. (The)(1)	3,801	76,362
Nitori Holdings Co. Ltd.	3,000	349,281
O'Reilly Automotive, Inc.(1)	3,101	842,573

Penske Automotive Group, Inc.	424	21,327
Pier 1 Imports, Inc.	518	3,486
Ross Stores, Inc.	6,703	459,692
Sleep Country Canada Holdings, Inc.	2,660	58,579
TJX Cos., Inc. (The)	5,393	423,081
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	601	164,331
Urban Outfitters, Inc.(1)	2,208	57,474
Williams-Sonoma, Inc.	2,485	120,746
		5,145,561
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc.	29,097	3,985,998
Brother Industries Ltd.	2,800	52,762
Canon, Inc.	2,900	84,694
Cray, Inc.(1)	1,374	28,648
Lite-On Technology Corp.	15,000	25,190
Logitech International SA	3,136	90,706
NetApp, Inc.	4,869	203,670
Quanta Computer, Inc.	37,000	76,076
Samsung Electronics Co. Ltd.	29	49,293
Seiko Epson Corp.	3,600	80,527
		4,677,564
Textiles, Apparel and Luxury Goods — 0.4%
adidas AG	2,040	342,330
Cie Financiere Richemont SA	3,460	254,931
Coach, Inc.	7,507	285,942
Culp, Inc.	335	11,390
Kering	1,970	479,492
Pandora A/S	1,720	196,099
PRADA SpA	7,400	28,216
Ralph Lauren Corp.	3,052	242,115
Salvatore Ferragamo SpA	2,258	64,540
		1,905,055
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	19,155	289,049
Essent Group Ltd.(1)	13,920	484,555
		773,604
Tobacco — 0.2%
Altria Group, Inc.	4,663	349,352
British American Tobacco plc	7,590	478,437
Imperial Brands plc	1,328	62,503
Philip Morris International, Inc.	2,711	296,448
		1,186,740
Trading Companies and Distributors — 0.4%
Ashtead Group plc	25,533	524,664
Bunzl plc	8,430	235,881
DXP Enterprises, Inc.(1)	476	16,660
GMS, Inc.(1)	964	28,997
Mitsubishi Corp.	1,800	40,608
MonotaRO Co. Ltd.	6,100	172,665
MRC Global, Inc.(1)	1,881	38,015
Rexel SA	18,100	292,708
SiteOne Landscape Supply, Inc.(1)	910	35,681
Sumitomo Corp.	700	9,405

Toyota Tsusho Corp.	2,900	86,475
United Rentals, Inc.(1)	1,182	151,332
Wolseley plc	6,270	382,394
		2,015,485
Transportation Infrastructure†
BBA Aviation plc	10,020	37,922
Groupe Eurotunnel SE	9,270	86,421
		124,343
Wireless Telecommunication Services — 0.1%
Drillisch AG	1,305	59,172
KDDI Corp.	2,300	60,169
NTT DOCOMO, Inc.	7,500	178,045
StarHub Ltd.	16,600	34,115
		331,501
TOTAL COMMON STOCKS (Cost $186,778,391)		236,184,518
U.S. TREASURY SECURITIES — 18.6%
U.S. Treasury Bills, 0.64%, 8/10/17(2)(3)	100,000	99,705
U.S. Treasury Bonds, 3.50%, 2/15/39	2,096,000	2,325,374
U.S. Treasury Bonds, 4.375%, 11/15/39	10,000	12,517
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	903,990
U.S. Treasury Bonds, 3.75%, 11/15/43	70,000	80,459
U.S. Treasury Bonds, 3.00%, 11/15/44	30,000	30,147
U.S. Treasury Bonds, 2.50%, 2/15/45(3)	2,870,000	2,605,308
U.S. Treasury Bonds, 3.00%, 11/15/45	750,000	753,340
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	538,740	642,432
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,918,635	4,074,377
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,124,510	1,191,568
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	6,954,863	7,091,887
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,422,756	2,468,158
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	4,428,200	4,709,891
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	1,655,520	1,750,212
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	1,528,005	1,549,597
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,160,040	3,292,800
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,572,182	2,605,967
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,974,686	3,994,098
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(3)	3,423,552	3,499,031
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,345,136	1,387,059
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	11,184,690	11,159,502
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,077,320	4,068,285
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	3,522,283	4,095,132
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	3,563,280	3,595,321
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,625,728	1,666,602
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/26	243,284	278,286
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	199,894	200,580
U.S. Treasury Notes, 0.75%, 10/31/17	600,000	599,860
U.S. Treasury Notes, 1.00%, 3/15/18	6,800,000	6,802,523
U.S. Treasury Notes, 2.625%, 4/30/18	37,000	37,694
U.S. Treasury Notes, 1.375%, 9/30/18	1,700,000	1,706,839
U.S. Treasury Notes, 1.25%, 12/15/18	1,500,000	1,501,728
U.S. Treasury Notes, 1.125%, 1/31/19	1,900,000	1,896,624
U.S. Treasury Notes, 1.50%, 2/28/19	150,000	150,762
U.S. Treasury Notes, 1.625%, 7/31/19	350,000	352,242
U.S. Treasury Notes, 1.75%, 9/30/19	1,400,000	1,412,797

U.S. Treasury Notes, 1.50%, 11/30/19		1,440,000	1,442,137
U.S. Treasury Notes, 1.25%, 1/31/20		613,000	609,037
U.S. Treasury Notes, 1.50%, 5/31/20		300,000	299,232
U.S. Treasury Notes, 1.375%, 10/31/20		2,350,000	2,324,434
U.S. Treasury Notes, 2.00%, 11/30/20		250,000	252,715
U.S. Treasury Notes, 1.375%, 5/31/21		100,000	98,217
U.S. Treasury Notes, 2.00%, 10/31/21		4,400,000	4,422,946
U.S. Treasury Notes, 1.875%, 1/31/22		200,000	199,742
U.S. Treasury Notes, 1.50%, 2/28/23		1,300,000	1,257,191
U.S. Treasury Notes, 1.375%, 6/30/23		1,550,000	1,481,371
U.S. Treasury Notes, 1.25%, 7/31/23		350,000	331,468
U.S. Treasury Notes, 1.375%, 8/31/23		1,540,000	1,467,994
TOTAL U.S. TREASURY SECURITIES (Cost $97,762,448)			98,779,178
CORPORATE BONDS — 12.4%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		60,000	58,956
Bombardier, Inc., 7.50%, 3/15/25(4)		35,000	36,356
Lockheed Martin Corp., 4.25%, 11/15/19		120,000	127,569
Lockheed Martin Corp., 3.55%, 1/15/26		50,000	51,216
TransDigm, Inc., 6.00%, 7/15/22		40,000	41,250
United Technologies Corp., 6.05%, 6/1/36		51,000	64,262
United Technologies Corp., 5.70%, 4/15/40		75,000	92,765
			472,374
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(4)		25,000	26,344
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(4)		40,000	40,800
United Continental Holdings, Inc., 6.375%, 6/1/18		30,000	31,500
			72,300
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		30,000	31,200
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		45,000	46,935
Tenneco, Inc., 5.00%, 7/15/26		40,000	40,200
ZF North America Capital, Inc., 4.75%, 4/29/25(4)		50,000	51,688
			170,023
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(4)		40,000	40,058
American Honda Finance Corp., 2.125%, 10/10/18		80,000	80,703
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	44,185
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$25,000	25,937
Ford Motor Co., 4.35%, 12/8/26		90,000	92,528
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		200,000	200,834
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		110,000	114,171
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	268,601
General Motors Co., 5.00%, 4/1/35		70,000	70,906
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	61,019
General Motors Financial Co., Inc., 3.10%, 1/15/19		170,000	173,130
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	192,181
General Motors Financial Co., Inc., 5.25%, 3/1/26		50,000	54,266
			1,418,519
Banks — 2.9%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	330,808
Bank of America Corp., 5.75%, 12/1/17		$250,000	257,872

Bank of America Corp., 5.70%, 1/24/22		60,000	67,476
Bank of America Corp., 4.10%, 7/24/23		70,000	73,379
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	53,202
Bank of America Corp., MTN, 4.00%, 4/1/24		$120,000	125,150
Bank of America Corp., MTN, 4.20%, 8/26/24		190,000	196,392
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	91,037
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	66,587
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		40,000	40,839
Bank of America N.A., 5.30%, 3/15/17		100,000	100,144
Bank of Montreal, MTN, 1.30%, 7/14/17		1,400,000	1,400,798
Bank of Nova Scotia (The), 1.375%, 12/18/17		1,600,000	1,599,213
Barclays Bank plc, 5.14%, 10/14/20		100,000	106,825
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	200,000	214,798
BPCE SA, VRN, 2.75%, 7/8/21	EUR	300,000	326,484
Branch Banking & Trust Co., 3.625%, 9/16/25		$60,000	61,845
Branch Banking & Trust Co., 3.80%, 10/30/26		70,000	72,926
Capital One Financial Corp., 4.20%, 10/29/25		255,000	259,692
Citigroup, Inc., 1.75%, 5/1/18		170,000	170,086
Citigroup, Inc., 4.50%, 1/14/22		160,000	171,280
Citigroup, Inc., 4.05%, 7/30/22		50,000	52,291
Citigroup, Inc., 4.45%, 9/29/27		560,000	574,563
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	279,259
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	131,553
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	100,000	125,476
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$170,000	179,681
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	110,800
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	240,000	283,492
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	480,000	577,140
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	95,000	115,344
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	307,000	375,739
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	420,000	604,288
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	350,000	420,438
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	62,795
Fifth Third Bank, 2.875%, 10/1/21		31,000	31,444
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	90,000	130,540
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	630,000	732,040
JPMorgan Chase & Co., 3.25%, 9/23/22		$70,000	71,466
JPMorgan Chase & Co., 3.875%, 9/10/24		610,000	622,546
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	237,704
KeyCorp, MTN, 2.30%, 12/13/18		120,000	120,677
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	225,000	258,900
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	475,000	647,150
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	132,416
Royal Bank of Canada, MTN, 1.50%, 1/16/18		$1,000,000	1,000,677
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	26,609
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	400,000	419,729
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	145,316
U.S. Bancorp, MTN, 3.00%, 3/15/22		$9,000	9,192
U.S. Bancorp, MTN, 3.60%, 9/11/24		24,000	24,703
U.S. Bank N.A., 2.80%, 1/27/25		250,000	246,934
Wells Fargo & Co., 3.07%, 1/24/23		80,000	80,371
Wells Fargo & Co., 4.125%, 8/15/23		100,000	104,862
Wells Fargo & Co., 3.00%, 4/22/26		180,000	174,046

Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	131,607
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	113,755
Wells Fargo & Co., MTN, 3.55%, 9/29/25		$80,000	80,777
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	122,909
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	118,137
			15,464,199
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		310,000	316,892
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		200,000	203,294
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		180,000	198,552
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		30,000	33,237
Constellation Brands, Inc., 4.75%, 12/1/25		150,000	161,958
Molson Coors Brewing Co., 3.00%, 7/15/26		100,000	95,553
			1,009,486
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22		195,000	194,086
AbbVie, Inc., 3.60%, 5/14/25		40,000	39,898
AbbVie, Inc., 4.40%, 11/6/42		130,000	125,294
AbbVie, Inc., 4.45%, 5/14/46		10,000	9,703
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(4)		35,000	33,950
Amgen, Inc., 4.66%, 6/15/51		138,000	139,931
Biogen, Inc., 3.625%, 9/15/22		160,000	165,685
Celgene Corp., 3.25%, 8/15/22		90,000	91,264
Celgene Corp., 3.625%, 5/15/24		15,000	15,148
Celgene Corp., 3.875%, 8/15/25		130,000	133,142
Celgene Corp., 5.00%, 8/15/45		70,000	74,614
Concordia International Corp., 7.00%, 4/15/23(4)		20,000	7,900
Concordia International Corp., 9.50%, 10/21/22(4)		10,000	4,400
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	118,689
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	233,904
			1,387,608
Building Products†
Masco Corp., 4.45%, 4/1/25		110,000	115,358
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/20	EUR	100,000	111,630
Jefferies Group LLC, 5.125%, 4/13/18		$90,000	93,088
Jefferies Group LLC, 4.85%, 1/15/27		50,000	51,355
			256,073
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		30,000	31,253
Blue Cube Spinco, Inc., 9.75%, 10/15/23		20,000	23,950
CF Industries, Inc., 3.45%, 6/1/23		20,000	18,675
Chemours Co. (The), 6.625%, 5/15/23		25,000	26,781
Dow Chemical Co. (The), 4.25%, 11/15/20		63,000	67,102
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	29,923
Eastman Chemical Co., 3.60%, 8/15/22		6,000	6,208
Ecolab, Inc., 4.35%, 12/8/21		160,000	173,287
Hexion, Inc., 6.625%, 4/15/20		50,000	46,750
Huntsman International LLC, 5.125%, 11/15/22		25,000	26,375
INEOS Group Holdings SA, 5.625%, 8/1/24(4)		30,000	30,675
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	48,264
Mosaic Co. (The), 5.625%, 11/15/43		60,000	63,217
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		20,000	21,000

Tronox Finance LLC, 6.375%, 8/15/20	20,000	20,450
		633,910
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	20,000	21,925
Clean Harbors, Inc., 5.25%, 8/1/20	25,000	25,550
Covanta Holding Corp., 5.875%, 3/1/24	35,000	35,613
Envision Healthcare Corp., 5.125%, 7/1/22(4)	25,000	25,719
Iron Mountain, Inc., 5.75%, 8/15/24	35,000	36,093
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(4)	35,000	38,456
Republic Services, Inc., 3.55%, 6/1/22	220,000	229,318
Waste Management, Inc., 4.10%, 3/1/45	70,000	71,515
		484,189
Communications Equipment†
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	25,000	27,750
Cisco Systems, Inc., 5.90%, 2/15/39	27,000	34,844
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	25,000	26,563
		89,157
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	35,000	35,831
Construction Materials†
Builders FirstSource, Inc., 10.75%, 8/15/23(4)	20,000	23,300
Builders FirstSource, Inc., 5.625%, 9/1/24(4)	10,000	10,325
Owens Corning, 4.20%, 12/15/22	90,000	94,201
Ply Gem Industries, Inc., 6.50%, 2/1/22	25,000	26,099
		153,925
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	256,167
American Express Co., 1.55%, 5/22/18	60,000	59,994
American Express Credit Corp., 2.60%, 9/14/20	60,000	60,684
American Express Credit Corp., MTN, 2.25%, 5/5/21	70,000	69,509
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	251,026
CIT Group, Inc., 5.00%, 8/15/22	75,000	79,688
Discover Financial Services, 3.75%, 3/4/25	200,000	198,240
Equifax, Inc., 3.30%, 12/15/22	100,000	101,923
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	20,000	21,550
Navient Corp., 5.00%, 10/26/20	45,000	45,324
Navient Corp., 5.50%, 1/25/23	10,000	9,638
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(4)	20,000	20,875
PNC Bank N.A., 6.00%, 12/7/17	340,000	351,326
Synchrony Financial, 2.60%, 1/15/19	60,000	60,517
Synchrony Financial, 3.00%, 8/15/19	50,000	50,794
		1,637,255
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	60,000	60,150
Berry Plastics Corp., 5.125%, 7/15/23	25,000	25,844
BWAY Holding Co., 9.125%, 8/15/21(4)	25,000	27,250
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	135,000	138,881
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	35,000	36,094
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(4)	40,000	43,100
Sealed Air Corp., 5.125%, 12/1/24(4)	35,000	36,750
WestRock RKT Co., 3.50%, 3/1/20	80,000	82,337
		450,406

Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	68,770
Service Corp. International / US, 5.375%, 5/15/24		35,000	37,210
			105,980
Diversified Financial Services — 1.3%
Ally Financial, Inc., 3.60%, 5/21/18		120,000	122,400
Ally Financial, Inc., 4.125%, 2/13/22		80,000	82,000
Ally Financial, Inc., 4.625%, 3/30/25		30,000	30,787
Ally Financial, Inc., 5.75%, 11/20/25		45,000	47,700
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	105,936
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	200,000	216,271
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	160,294
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	200,000	245,903
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$286,000	288,458
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		280,000	280,626
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		50,000	50,470
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	72,040
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$540,000	608,891
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		20,000	20,067
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		155,000	159,185
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		150,000	147,614
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	97,077
Gulf Gate Apartments LLC, VRN, 1.06%, 3/9/17 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(5)		3,000,000	3,000,000
HSBC Holdings plc, 4.30%, 3/8/26		200,000	209,721
HUB International Ltd., 7.875%, 10/1/21(4)		30,000	31,800
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	51,250
Morgan Stanley, 5.00%, 11/24/25		360,000	388,897
Morgan Stanley, 4.375%, 1/22/47		40,000	40,832
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	270,980
Morgan Stanley, MTN, 2.50%, 4/21/21		50,000	49,850
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	255,756
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		15,000	15,412
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	100,000	113,553
			7,163,770
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21		$150,000	162,153
AT&T, Inc., 3.60%, 2/17/23		90,000	90,936
AT&T, Inc., 4.45%, 4/1/24		50,000	52,491
AT&T, Inc., 3.40%, 5/15/25		90,000	87,155
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	112,036
AT&T, Inc., 6.55%, 2/15/39		$171,000	200,798
AT&T, Inc., 4.30%, 12/15/42		130,000	116,746
British Telecommunications plc, 5.95%, 1/15/18		230,000	238,421
CenturyLink, Inc., 5.625%, 4/1/20		50,000	53,031
Cincinnati Bell, Inc., 7.00%, 7/15/24(4)		20,000	21,200
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)		180,000	180,017
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(4)		170,000	170,028
Frontier Communications Corp., 8.50%, 4/15/20		20,000	21,300
Frontier Communications Corp., 10.50%, 9/15/22		85,000	88,931
Frontier Communications Corp., 11.00%, 9/15/25		45,000	45,450
Hughes Satellite Systems Corp., 5.25%, 8/1/26(4)		25,000	25,469
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		70,000	67,375
Level 3 Financing, Inc., 5.375%, 8/15/22		35,000	36,374

Orange SA, 4.125%, 9/14/21		120,000	127,120
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	100,000	111,736
Telecom Italia Capital SA, 6.375%, 11/15/33		$45,000	45,675
Telecom Italia SpA/Milano, MTN, 5.875%, 5/19/23	GBP	50,000	69,840
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	116,299
Verizon Communications, Inc., 3.65%, 9/14/18		$38,000	39,147
Verizon Communications, Inc., 2.45%, 11/1/22		10,000	9,699
Verizon Communications, Inc., 2.625%, 8/15/26		60,000	55,103
Verizon Communications, Inc., 5.05%, 3/15/34		340,000	350,677
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	38,533
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	14,585
Verizon Communications, Inc., 4.86%, 8/21/46		57,000	56,108
Verizon Communications, Inc., 5.01%, 8/21/54		107,000	104,319
Windstream Services LLC, 7.75%, 10/15/20		40,000	41,216
			2,949,968
Electric Utilities†
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	109,027
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(4)		$25,000	25,750
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		10,000	9,785
Ensco plc, 8.00%, 1/31/24(4)		7,000	7,210
Halliburton Co., 3.80%, 11/15/25		120,000	123,490
Noble Holding International Ltd., 7.75%, 1/15/24		25,000	24,375
SESI LLC, 6.375%, 5/1/19		10,000	10,063
Transocean, Inc., 4.25%, 10/15/17		25,000	25,210
Transocean, Inc., 9.00%, 7/15/23(4)		35,000	37,975
Weatherford International Ltd., 7.75%, 6/15/21		10,000	10,825
Weatherford International Ltd., 4.50%, 4/15/22		50,000	48,062
			296,995
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		40,000	43,017
American Tower Corp., 3.375%, 10/15/26		150,000	143,685
Boston Properties LP, 3.65%, 2/1/26		40,000	40,191
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23		50,000	54,438
CoreCivic, Inc., 4.125%, 4/1/20		15,000	15,450
Crown Castle International Corp., 5.25%, 1/15/23		10,000	10,983
Crown Castle International Corp., 4.45%, 2/15/26		80,000	83,337
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		25,000	25,813
DDR Corp., 3.625%, 2/1/25		80,000	77,748
Equinix, Inc., 5.375%, 4/1/23		35,000	36,488
Essex Portfolio LP, 3.625%, 8/15/22		90,000	92,644
Essex Portfolio LP, 3.25%, 5/1/23		30,000	29,997
Hospitality Properties Trust, 4.65%, 3/15/24		160,000	164,258
Kilroy Realty LP, 3.80%, 1/15/23		110,000	113,135
Kilroy Realty LP, 4.375%, 10/1/25		30,000	31,470
Kimco Realty Corp., 2.80%, 10/1/26		80,000	75,128
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(4)		20,000	21,200
Simon Property Group LP, 3.25%, 11/30/26		50,000	49,760
Welltower, Inc., 3.75%, 3/15/23		100,000	102,839
			1,211,581
Financial Services†
PetSmart, Inc., 7.125%, 3/15/23(4)		60,000	59,025

Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(4)	45,000	51,525
		110,550
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(4)	25,000	26,500
CVS Health Corp., 3.50%, 7/20/22	110,000	113,345
CVS Health Corp., 5.125%, 7/20/45	60,000	67,141
Dollar General Corp., 3.25%, 4/15/23	100,000	100,156
Dollar Tree, Inc., 5.75%, 3/1/23	15,000	15,938
Horizon Pharma, Inc., 6.625%, 5/1/23	20,000	19,590
Kroger Co. (The), 3.30%, 1/15/21	170,000	174,838
Kroger Co. (The), 3.875%, 10/15/46	50,000	46,025
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(4)	200,000	197,281
Rite Aid Corp., 6.125%, 4/1/23(4)	50,000	53,170
SUPERVALU, Inc., 6.75%, 6/1/21	10,000	10,025
Sysco Corp., 3.30%, 7/15/26	40,000	39,445
Target Corp., 2.50%, 4/15/26	100,000	94,380
Wal-Mart Stores, Inc., 2.55%, 4/11/23	150,000	150,010
Wal-Mart Stores, Inc., 5.625%, 4/1/40	120,000	149,097
		1,256,941
Food Products — 0.1%
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(4)	55,000	57,063
Kraft Heinz Foods Co., 3.95%, 7/15/25	50,000	51,047
Kraft Heinz Foods Co., 5.20%, 7/15/45	70,000	74,229
Kraft Heinz Foods Co., 4.375%, 6/1/46	50,000	47,465
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)	20,000	20,400
Nature's Bounty Co. (The), 7.625%, 5/15/21(4)	15,000	15,881
Pilgrim's Pride Corp., 5.75%, 3/15/25(4)	50,000	51,625
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	25,000	25,750
Post Holdings, Inc., 5.00%, 8/15/26(4)	50,000	48,281
		391,741
Gas Utilities — 0.5%
Boardwalk Pipelines LP, 4.45%, 7/15/27	40,000	41,092
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25(4)	10,000	10,625
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	40,000	41,350
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	136,169
Enbridge, Inc., 4.00%, 10/1/23	70,000	72,083
Enbridge, Inc., 4.50%, 6/10/44	60,000	57,055
Energy Transfer Equity LP, 5.875%, 1/15/24	25,000	27,000
Energy Transfer Equity LP, 5.50%, 6/1/27	15,000	15,956
Energy Transfer Partners LP, 4.15%, 10/1/20	110,000	114,941
Energy Transfer Partners LP, 3.60%, 2/1/23	110,000	109,463
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	90,639
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	228,934
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	35,000	36,663
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	227,456
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	109,884
MPLX LP, 4.875%, 12/1/24	25,000	26,732
MPLX LP, 4.875%, 6/1/25	160,000	170,437
MPLX LP, 5.20%, 3/1/47	20,000	20,503
NGPL PipeCo LLC, 7.12%, 12/15/17(4)	25,000	26,031
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	163,239
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	25,000	26,031
Rockies Express Pipeline LLC, 5.625%, 4/15/20(4)	35,000	37,100

Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	170,000	187,000
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	169,617
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	35,000	34,913
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(4)	20,000	20,875
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	25,000	26,875
TransCanada PipeLines Ltd., 2.50%, 8/1/22	19,000	18,754
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	78,800
Williams Cos., Inc. (The), 4.55%, 6/24/24	70,000	71,400
Williams Partners LP, 4.125%, 11/15/20	20,000	21,014
Williams Partners LP, 5.10%, 9/15/45	90,000	91,750
		2,510,381
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 3.75%, 11/30/26	120,000	120,183
Alere, Inc., 6.50%, 6/15/20	20,000	20,200
Becton Dickinson and Co., 3.73%, 12/15/24	180,000	186,442
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(4)	70,000	67,550
Medtronic, Inc., 2.50%, 3/15/20	70,000	71,064
Medtronic, Inc., 3.50%, 3/15/25	12,000	12,344
Medtronic, Inc., 4.375%, 3/15/35	190,000	202,405
St. Jude Medical LLC, 2.00%, 9/15/18	40,000	40,118
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	93,000	96,708
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	35,000	35,732
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	60,000	68,332
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	60,416
		981,494
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	35,000	35,437
Aetna, Inc., 2.75%, 11/15/22	90,000	90,202
Aetna, Inc., 4.375%, 6/15/46	70,000	71,095
Ascension Health, 3.95%, 11/15/46	30,000	29,798
Centene Corp., 5.625%, 2/15/21	25,000	26,375
Centene Corp., 6.125%, 2/15/24	35,000	38,062
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	20,000	19,750
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	50,000	44,187
DaVita, Inc., 5.75%, 8/15/22	15,000	15,694
DaVita, Inc., 5.125%, 7/15/24	25,000	25,563
DaVita, Inc., 5.00%, 5/1/25	10,000	10,087
Envision Healthcare Corp., 5.625%, 7/15/22	45,000	47,025
Express Scripts Holding Co., 3.40%, 3/1/27	190,000	180,671
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(4)	50,000	51,610
HCA, Inc., 3.75%, 3/15/19	250,000	256,875
HCA, Inc., 4.75%, 5/1/23	80,000	84,100
HCA, Inc., 5.375%, 2/1/25	90,000	94,387
HCA, Inc., 4.50%, 2/15/27	15,000	15,000
HealthSouth Corp., 5.75%, 11/1/24	15,000	15,375
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	40,000	39,300
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(4)	30,000	32,363
Kindred Healthcare, Inc., 8.00%, 1/15/20	20,000	20,300
LifePoint Health, Inc., 5.50%, 12/1/21	10,000	10,413
Mylan NV, 3.95%, 6/15/26	70,000	68,498
NYU Hospitals Center, 4.43%, 7/1/42	70,000	70,623
Tenet Healthcare Corp., 5.00%, 3/1/19	45,000	45,256
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,563

Tenet Healthcare Corp., 4.50%, 4/1/21	10,000	10,175
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	36,925
Tenet Healthcare Corp., 6.75%, 6/15/23	20,000	19,875
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	122,197
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	52,432
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	83,259
Universal Health Services, Inc., 5.00%, 6/1/26(4)	20,000	20,600
		1,810,072
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(4)	45,000	47,038
Aramark Services, Inc., 5.125%, 1/15/24	15,000	15,752
Boyd Gaming Corp., 6.875%, 5/15/23	10,000	10,838
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	27,094
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	35,000	36,750
Eldorado Resorts, Inc., 7.00%, 8/1/23	25,000	26,656
FelCor Lodging LP, 5.625%, 3/1/23	10,000	10,524
Golden Nugget, Inc., 8.50%, 12/1/21(4)	35,000	37,537
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(4)	70,000	69,580
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	40,000	41,190
International Game Technology plc, 6.25%, 2/15/22(4)	35,000	37,975
International Game Technology plc, 6.50%, 2/15/25(4)	35,000	38,412
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(4)	20,000	20,800
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	60,993
MGM Resorts International, 5.25%, 3/31/20	30,000	31,650
MGM Resorts International, 6.00%, 3/15/23	30,000	32,775
MGM Resorts International, 4.625%, 9/1/26	10,000	9,825
Penn National Gaming, Inc., 5.625%, 1/15/27(4)	10,000	10,088
Pinnacle Entertainment, Inc., 5.625%, 5/1/24(4)	15,000	15,300
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(4)	10,000	10,253
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	95,599
Scientific Games International, Inc., 6.25%, 9/1/20	15,000	14,288
Scientific Games International, Inc., 7.00%, 1/1/22(4)	40,000	42,600
Scientific Games International, Inc., 10.00%, 12/1/22	20,000	21,300
Station Casinos LLC, 7.50%, 3/1/21	35,000	36,575
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(4)	30,000	30,525
Yum! Brands, Inc., 3.75%, 11/1/21	25,000	25,531
		857,448
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	25,000	25,687
CalAtlantic Group, Inc., 5.375%, 10/1/22	10,000	10,538
KB Home, 4.75%, 5/15/19	15,000	15,431
KB Home, 7.00%, 12/15/21	15,000	16,500
Lennar Corp., 4.75%, 4/1/21	30,000	31,312
Newell Brands, Inc., 4.20%, 4/1/26	50,000	52,655
Newell Brands, Inc., 5.50%, 4/1/46	60,000	70,489
PulteGroup, Inc., 5.50%, 3/1/26	20,000	20,825
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(4)	30,000	30,675
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(4)	55,000	56,925
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	40,000	41,600
WCI Communities, Inc. / Lennar Corp., 6.875%, 8/15/21	25,000	26,406
William Lyon Homes, Inc., 5.875%, 1/31/25(4)	25,000	25,094
		424,137

Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(4)		25,000	25,938
Spectrum Brands, Inc., 5.75%, 7/15/25		50,000	53,480
			79,418
Industrial Conglomerates — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(4)		25,000	27,750
FedEx Corp., 4.40%, 1/15/47		40,000	40,204
General Electric Co., 2.70%, 10/9/22		90,000	91,105
General Electric Co., 4.125%, 10/9/42		60,000	62,524
General Electric Co., MTN, 2.30%, 4/27/17		33,000	33,095
General Electric Co., MTN, 5.625%, 9/15/17		51,000	52,241
General Electric Co., MTN, 4.375%, 9/16/20		154,000	166,130
General Electric Co., MTN, 4.65%, 10/17/21		100,000	110,514
HD Supply, Inc., 5.25%, 12/15/21(4)		30,000	31,762
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(4)		50,000	51,625
			666,950
Insurance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	162,654
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	200,000	247,902
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	118,818
American International Group, Inc., 4.125%, 2/15/24		$240,000	249,771
American International Group, Inc., 4.50%, 7/16/44		70,000	68,755
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	100,000	119,138
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	64,009
AXA SA, 7.125%, 12/15/20	GBP	110,000	164,533
AXA SA, MTN, VRN, 3.375%, 7/6/27	EUR	200,000	215,016
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$90,000	92,351
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	50,199
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	119,371
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	121,150
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	61,102
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	500,000	533,931
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	200,000	208,516
Genworth Holdings, Inc., 7.625%, 9/24/21		$20,000	19,300
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	34,289
International Lease Finance Corp., 3.875%, 4/15/18		120,000	122,941
Lincoln National Corp., 6.25%, 2/15/20		60,000	66,335
Markel Corp., 4.90%, 7/1/22		120,000	130,590
Markel Corp., 3.625%, 3/30/23		30,000	30,665
MetLife, Inc., 4.125%, 8/13/42		9,000	8,971
MetLife, Inc., 4.875%, 11/13/43		70,000	76,865
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		100,000	100,723
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	51,006
Prudential Financial, Inc., 5.625%, 5/12/41		130,000	155,398
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		12,000	13,147
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)		60,000	61,907
Travelers Cos., Inc. (The), 4.30%, 8/25/45		30,000	31,804
Voya Financial, Inc., 5.70%, 7/15/43		110,000	123,948
WR Berkley Corp., 4.625%, 3/15/22		80,000	86,128
WR Berkley Corp., 4.75%, 8/1/44		50,000	49,132
			3,760,365
Internet Software and Services†
Match Group, Inc., 6.75%, 12/15/22		30,000	31,763

Netflix, Inc., 5.75%, 3/1/24	35,000	37,625
VeriSign, Inc., 4.625%, 5/1/23	25,000	25,625
		95,013
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	25,000	25,813
Fidelity National Information Services, Inc., 3.875%, 6/5/24	70,000	71,953
Fidelity National Information Services, Inc., 3.00%, 8/15/26	90,000	85,433
First Data Corp., 7.00%, 12/1/23(4)	65,000	70,037
First Data Corp., 5.00%, 1/15/24(4)	85,000	87,123
First Data Corp., 5.75%, 1/15/24(4)	15,000	15,600
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	170,000	174,518
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	50,000	52,120
Xerox Corp., 2.95%, 3/15/17	50,000	50,033
		632,630
Machinery†
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	16,000	16,146
CNH Industrial Capital LLC, 3.375%, 7/15/19	25,000	25,437
		41,583
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	40,000	40,850
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	30,000	30,643
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	90,098
21st Century Fox America, Inc., 4.75%, 9/15/44	12,000	12,253
21st Century Fox America, Inc., 4.75%, 11/15/46(4)	20,000	20,462
Altice Financing SA, 6.625%, 2/15/23(4)	70,000	73,850
Altice Financing SA, 7.50%, 5/15/26(4)	35,000	37,669
Altice Luxembourg SA, 7.75%, 5/15/22(4)	50,000	53,312
Altice US Finance I Corp., 5.50%, 5/15/26(4)	25,000	25,906
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	25,000	25,969
CBS Corp., 3.50%, 1/15/25	80,000	79,540
CBS Corp., 4.85%, 7/1/42	50,000	50,762
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	177,225
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(4)	75,000	80,437
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(4)	25,000	25,571
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	306,464
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	20,000	23,332
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	45,000	45,506
Comcast Corp., 6.40%, 5/15/38	110,000	141,945
Comcast Corp., 4.75%, 3/1/44	120,000	127,901
CSC Holdings LLC, 10.125%, 1/15/23(4)	5,000	5,800
CSC Holdings LLC, 6.625%, 10/15/25(4)	50,000	55,375
CSC Holdings LLC, 7.625%, 7/15/18	10,000	10,663
CSC Holdings LLC, 6.75%, 11/15/21	45,000	49,612
CSC Holdings LLC, 5.50%, 4/15/27(4)	20,000	20,625
Discovery Communications LLC, 5.625%, 8/15/19	130,000	140,606
Discovery Communications LLC, 3.25%, 4/1/23	7,000	6,895
Discovery Communications LLC, 4.90%, 3/11/26	50,000	52,607
DISH DBS Corp., 6.75%, 6/1/21	25,000	27,500
DISH DBS Corp., 5.00%, 3/15/23	15,000	15,445
DISH DBS Corp., 5.875%, 11/15/24	55,000	58,919
Gray Television, Inc., 5.125%, 10/15/24(4)	25,000	24,750
iHeartCommunications, Inc., 9.00%, 3/1/21	50,000	40,687

Lamar Media Corp., 5.00%, 5/1/23	30,000	31,125
Lamar Media Corp., 5.375%, 1/15/24	50,000	52,375
NBCUniversal Media LLC, 4.375%, 4/1/21	140,000	151,105
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	59,913
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(4)	25,000	25,625
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	120,000	123,600
Omnicom Group, Inc., 3.60%, 4/15/26	130,000	130,665
Regal Entertainment Group, 5.75%, 3/15/22	30,000	31,462
RR Donnelley & Sons Co., 6.00%, 4/1/24	25,000	24,313
SFR Group SA, 6.00%, 5/15/22(4)	35,000	36,444
SFR Group SA, 7.375%, 5/1/26(4)	35,000	36,400
Sinclair Television Group, Inc., 5.375%, 4/1/21	30,000	30,975
Sirius XM Radio, Inc., 4.625%, 5/15/23(4)	15,000	15,394
Sirius XM Radio, Inc., 5.375%, 4/15/25(4)	50,000	51,266
TEGNA, Inc., 5.50%, 9/15/24(4)	30,000	30,863
Time Warner Cable LLC, 4.50%, 9/15/42	110,000	100,522
Time Warner, Inc., 3.60%, 7/15/25	50,000	49,573
Time Warner, Inc., 3.80%, 2/15/27	100,000	99,170
Time Warner, Inc., 5.35%, 12/15/43	50,000	52,458
Univision Communications, Inc., 5.125%, 2/15/25(4)	45,000	44,550
Viacom, Inc., 3.125%, 6/15/22	60,000	59,142
Viacom, Inc., 4.25%, 9/1/23	80,000	82,659
Virgin Media Secured Finance plc, 5.25%, 1/15/26(4)	95,000	96,425
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	12,000	11,940
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	31,210
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	13,000	13,748
Wind Acquisition Finance SA, 4.75%, 7/15/20(4)	25,000	25,531
Wind Acquisition Finance SA, 7.375%, 4/23/21(4)	25,000	26,094
WMG Acquisition Corp., 5.625%, 4/15/22(4)	16,000	16,700
		3,479,576
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(4)	20,000	21,800
Aleris International, Inc., 9.50%, 4/1/21(4)	10,000	10,748
Allegheny Technologies, Inc., 5.95%, 1/15/21	30,000	30,282
Anglo American Capital plc, 3.625%, 5/14/20(4)	10,000	10,213
Anglo American Capital plc, 4.875%, 5/14/25(4)	25,000	26,063
ArcelorMittal, 6.25%, 3/1/21	80,000	88,400
Arconic, Inc., 5.125%, 10/1/24	50,000	51,875
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	35,407
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(4)	25,000	27,438
Cliffs Natural Resources, Inc., 5.75%, 3/1/25(4)	20,000	19,670
First Quantum Minerals Ltd., 6.75%, 2/15/20(4)	30,000	30,900
Freeport-McMoRan, Inc., 3.55%, 3/1/22	55,000	51,282
Freeport-McMoRan, Inc., 3.875%, 3/15/23	5,000	4,625
Freeport-McMoRan, Inc., 5.40%, 11/14/34	55,000	48,537
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	70,000	75,947
Kinross Gold Corp., 5.125%, 9/1/21	10,000	10,575
Lundin Mining Corp., 7.875%, 11/1/22(4)	20,000	22,000
Novelis Corp., 5.875%, 9/30/26(4)	45,000	46,406
Steel Dynamics, Inc., 5.25%, 4/15/23	30,000	31,390
Steel Dynamics, Inc., 5.00%, 12/15/26(4)	50,000	51,750
Teck Resources Ltd., 4.75%, 1/15/22	45,000	46,969
United States Steel Corp., 7.375%, 4/1/20	25,000	27,000

Vale Overseas Ltd., 6.25%, 8/10/26		86,000	95,137
			864,414
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		25,000	25,531
Multi-Utilities — 0.5%
AES Corp., 4.875%, 5/15/23		85,000	84,830
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		60,000	62,400
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		25,000	25,937
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	82,254
Calpine Corp., 5.375%, 1/15/23		25,000	25,375
Calpine Corp., 5.75%, 1/15/25		65,000	64,642
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	59,627
Constellation Energy Group, Inc., 5.15%, 12/1/20		120,000	129,736
Dominion Resources, Inc., 6.40%, 6/15/18		190,000	200,566
Dominion Resources, Inc., 2.75%, 9/15/22		80,000	79,081
Dominion Resources, Inc., 3.625%, 12/1/24		80,000	81,193
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	75,224
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	226,994
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	78,501
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	9,305
Dynegy, Inc., 7.375%, 11/1/22		60,000	59,250
Edison International, 3.75%, 9/15/17		110,000	111,249
Engie SA, VRN, 4.75%, 7/10/21	EUR	100,000	117,298
Exelon Corp., 4.45%, 4/15/46		$30,000	30,112
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	62,913
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	37,908
FirstEnergy Corp., 4.25%, 3/15/23		120,000	125,288
GenOn Energy, Inc., 9.875%, 10/15/20		15,000	11,100
Georgia Power Co., 4.30%, 3/15/42		50,000	51,198
MidAmerican Energy Co., 4.40%, 10/15/44		100,000	108,195
NiSource Finance Corp., 5.65%, 2/1/45		70,000	84,889
NRG Energy, Inc., 6.25%, 7/15/22		75,000	76,594
Pacific Gas & Electric Co., 4.00%, 12/1/46		45,000	45,422
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	72,801
Progress Energy, Inc., 3.15%, 4/1/22		60,000	60,814
Sempra Energy, 2.875%, 10/1/22		130,000	129,559
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	28,427
Southern Power Co., 5.15%, 9/15/41		40,000	41,398
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	105,078
Talen Energy Supply LLC, 4.625%, 7/15/19(4)		$35,000	34,212
Xcel Energy, Inc., 3.35%, 12/1/26		40,000	40,404
Xcel Energy, Inc., 4.80%, 9/15/41		30,000	32,230
			2,752,004
Multiline Retail†
J.C. Penney Corp., Inc., 5.65%, 6/1/20		25,000	24,773
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	113,298
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(4)		20,000	12,650
			150,721
Oil, Gas and Consumable Fuels — 0.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(4)		30,000	31,875
Anadarko Petroleum Corp., 5.55%, 3/15/26		40,000	44,996
Anadarko Petroleum Corp., 6.45%, 9/15/36		60,000	72,939
Antero Resources Corp., 5.125%, 12/1/22		55,000	55,550

Antero Resources Corp., 5.00%, 3/1/25(4)	80,000	78,000
Apache Corp., 4.75%, 4/15/43	50,000	51,677
BP Capital Markets plc, 4.50%, 10/1/20	40,000	42,990
BP Capital Markets plc, 2.75%, 5/10/23	100,000	98,595
California Resources Corp., 8.00%, 12/15/22(4)	30,000	25,612
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	25,000	21,820
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	45,000	46,575
Cenovus Energy, Inc., 5.70%, 10/15/19	5,000	5,381
Cenovus Energy, Inc., 6.75%, 11/15/39	30,000	34,013
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(4)	20,000	22,500
Chesapeake Energy Corp., 8.00%, 12/15/22(4)	35,000	37,144
Chesapeake Energy Corp., 8.00%, 1/15/25(4)	20,000	19,950
Chevron Corp., 2.10%, 5/16/21	100,000	99,298
Cimarex Energy Co., 4.375%, 6/1/24	100,000	105,346
Concho Resources, Inc., 5.50%, 10/1/22	20,000	20,800
Concho Resources, Inc., 5.50%, 4/1/23	55,000	57,200
Concho Resources, Inc., 4.375%, 1/15/25	90,000	91,800
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	51,634
CONSOL Energy, Inc., 5.875%, 4/15/22	40,000	39,200
Continental Resources, Inc., 3.80%, 6/1/24	80,000	74,500
Continental Resources, Inc., 4.90%, 6/1/44	15,000	13,238
Denbury Resources, Inc., 4.625%, 7/15/23	15,000	11,775
Diamondback Energy, Inc., 4.75%, 11/1/24(4)	25,000	25,188
Ecopetrol SA, 5.875%, 9/18/23	50,000	54,375
Encana Corp., 6.50%, 2/1/38	50,000	57,307
EOG Resources, Inc., 5.625%, 6/1/19	210,000	226,852
EOG Resources, Inc., 4.10%, 2/1/21	70,000	73,956
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	30,000	29,475
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(4)	10,000	10,650
Exxon Mobil Corp., 2.71%, 3/6/25	140,000	137,461
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	49,935
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	30,000	29,475
Gulfport Energy Corp., 6.00%, 10/15/24(4)	10,000	10,000
Gulfport Energy Corp., 6.375%, 5/15/25(4)	15,000	15,113
Halcon Resources Corp., 6.75%, 2/15/25(4)	30,000	29,775
Hess Corp., 6.00%, 1/15/40	80,000	84,886
Marathon Oil Corp., 3.85%, 6/1/25	30,000	29,896
Marathon Oil Corp., 5.20%, 6/1/45	40,000	40,339
Murphy Oil Corp., 4.70%, 12/1/22	20,000	19,700
Newfield Exploration Co., 5.75%, 1/30/22	150,000	160,875
Noble Energy, Inc., 4.15%, 12/15/21	120,000	126,204
Oasis Petroleum, Inc., 6.875%, 3/15/22	30,000	30,750
Occidental Petroleum Corp., 4.625%, 6/15/45	20,000	21,203
Petrobras Global Finance BV, 8.375%, 5/23/21	55,000	61,528
Phillips 66, 4.30%, 4/1/22	160,000	171,651
QEP Resources, Inc., 5.375%, 10/1/22	50,000	50,500
Range Resources Corp., 5.00%, 8/15/22(4)	45,000	44,100
Sanchez Energy Corp., 7.75%, 6/15/21	15,000	15,450
Shell International Finance BV, 2.375%, 8/21/22	100,000	98,490
Shell International Finance BV, 3.625%, 8/21/42	120,000	110,330
Shell International Finance BV, 4.55%, 8/12/43	6,000	6,356
SM Energy Co., 5.00%, 1/15/24	25,000	23,563
Statoil ASA, 3.95%, 5/15/43	102,000	101,158

Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	50,750
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20		25,000	25,219
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23		19,000	19,333
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	9,970
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	106,311
Whiting Petroleum Corp., 5.75%, 3/15/21		$35,000	35,000
WPX Energy, Inc., 6.00%, 1/15/22		35,000	36,006
			3,483,538
Paper and Forest Products†
International Paper Co., 6.00%, 11/15/41		30,000	35,088
International Paper Co., 4.40%, 8/15/47		80,000	78,072
			113,160
Pharmaceuticals — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24		80,000	81,508
Actavis Funding SCS, 4.55%, 3/15/35		80,000	80,835
Actavis, Inc., 1.875%, 10/1/17		130,000	130,320
Actavis, Inc., 3.25%, 10/1/22		190,000	191,462
Actavis, Inc., 4.625%, 10/1/42		40,000	39,883
Bayer AG, VRN, 2.375%, 10/2/22	EUR	50,000	52,012
Capsugel SA, PIK, 7.00%, 5/15/19(4)		$8,000	8,042
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(4)		80,000	71,200
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		9,000	9,130
Merck & Co., Inc., 2.40%, 9/15/22		110,000	109,381
Quintiles IMS, Inc., 4.875%, 5/15/23(4)		20,000	20,675
Roche Holdings, Inc., 3.35%, 9/30/24(4)		60,000	61,812
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		80,000	78,445
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(4)		65,000	52,731
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(4)		85,000	68,531
			1,055,967
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		10,000	9,950
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(4)		20,000	20,775
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	148,489
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	101,285
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	16,969
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	40,828
CSX Corp., 3.40%, 8/1/24		110,000	112,106
Norfolk Southern Corp., 5.75%, 4/1/18		17,000	17,757
Norfolk Southern Corp., 3.25%, 12/1/21		90,000	92,582
Union Pacific Corp., 4.00%, 2/1/21		60,000	63,707
Union Pacific Corp., 4.75%, 9/15/41		120,000	132,726
			726,449
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22		16,000	18,000
Lam Research Corp., 2.80%, 6/15/21		110,000	110,455
Micron Technology, Inc., 5.25%, 8/1/23(4)		10,000	10,138
Micron Technology, Inc., 5.50%, 2/1/25		35,000	36,312
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(4)		50,000	52,875
			227,780
Software — 0.3%
Infor US, Inc., 6.50%, 5/15/22		60,000	62,700

Intuit, Inc., 5.75%, 3/15/17	302,000	302,479
Microsoft Corp., 2.70%, 2/12/25	210,000	207,543
Microsoft Corp., 3.125%, 11/3/25	60,000	60,788
Microsoft Corp., 3.45%, 8/8/36	50,000	48,019
Microsoft Corp., 4.25%, 2/6/47	160,000	166,042
Nuance Communications, Inc., 5.375%, 8/15/20(4)	4,000	4,095
Oracle Corp., 2.50%, 10/15/22	200,000	199,535
Oracle Corp., 3.625%, 7/15/23	60,000	63,145
Oracle Corp., 2.65%, 7/15/26	180,000	173,194
Oracle Corp., 4.30%, 7/8/34	20,000	21,173
Oracle Corp., 4.00%, 7/15/46	70,000	68,521
Quintiles IMS, Inc., 5.00%, 10/15/26(4)	10,000	10,175
Rackspace Hosting, Inc., 8.625%, 11/15/24(4)	25,000	26,406
		1,413,815
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	25,000	26,125
Ashtead Capital, Inc., 5.625%, 10/1/24(4)	31,000	33,015
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(4)	25,000	24,813
Hertz Corp. (The), 6.25%, 10/15/22	40,000	38,650
Home Depot, Inc. (The), 3.35%, 9/15/25	110,000	113,803
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	232,579
Michaels Stores, Inc., 5.875%, 12/15/20(4)	30,000	30,862
Party City Holdings, Inc., 6.125%, 8/15/23(4)	25,000	25,750
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	24,688
United Rentals North America, Inc., 4.625%, 7/15/23	105,000	108,177
United Rentals North America, Inc., 5.50%, 7/15/25	45,000	47,644
		706,106
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	12,000	11,963
Apple, Inc., 2.85%, 5/6/21	100,000	102,550
Apple, Inc., 3.00%, 2/9/24	30,000	30,350
Apple, Inc., 2.50%, 2/9/25	220,000	212,876
Apple, Inc., 4.65%, 2/23/46	30,000	32,720
CommScope Technologies Finance LLC, 6.00%, 6/15/25(4)	55,000	59,125
Dell, Inc., 5.875%, 6/15/19	25,000	26,844
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(4)	60,000	66,328
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(4)	280,000	309,290
NCR Corp., 5.00%, 7/15/22	30,000	30,863
Seagate HDD Cayman, 4.75%, 6/1/23	90,000	90,056
Western Digital Corp., 10.50%, 4/1/24	50,000	58,563
		1,031,528
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(4)	65,000	64,756
L Brands, Inc., 5.625%, 2/15/22	40,000	42,450
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	40,000	38,100
		145,306
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	132,000	132,186
Philip Morris International, Inc., 4.125%, 5/17/21	150,000	159,955
		292,141
Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.25%, 9/15/21	100,000	109,250
Sprint Corp., 7.875%, 9/15/23	35,000	39,025

Sprint Corp., 7.125%, 6/15/24		70,000	75,753
T-Mobile USA, Inc., 6.63%, 4/28/21		25,000	26,068
T-Mobile USA, Inc., 6.625%, 4/1/23		55,000	58,547
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	32,324
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	11,013
			351,980
TOTAL CORPORATE BONDS (Cost $65,216,283)			66,250,342
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.2%
Australia — 0.3%
Australia Government Bond, 5.25%, 3/15/19	AUD	450,000	368,498
Australia Government Bond, 4.50%, 4/15/20	AUD	204,000	168,399
Australia Government Bond, 2.75%, 4/21/24	AUD	850,000	661,497
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	215,706
			1,414,100
Austria — 0.1%
Republic of Austria Government Bond, 3.50%, 9/15/21(4)	EUR	260,000	325,065
Republic of Austria Government Bond, 0.75%, 10/20/26(4)	EUR	140,000	152,717
Republic of Austria Government Bond, 4.15%, 3/15/37(4)	EUR	100,000	163,113
			640,895
Belgium — 0.1%
Kingdom of Belgium Government Bond, 4.25%, 9/28/22	EUR	115,000	152,365
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	366,000	445,420
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	68,000	113,455
			711,240
Canada — 0.5%
Canadian Government Bond, 1.50%, 3/1/17	CAD	490,000	368,920
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	279,461
Canadian Government Bond, 4.00%, 6/1/41	CAD	240,000	234,749
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	372,000	302,188
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	690,000	547,954
Province of Ontario Canada, 4.40%, 6/2/19	CAD	325,000	262,492
Province of Quebec Canada, 3.00%, 9/1/23	CAD	445,000	356,655
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	336,964
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	32,142
Province of Quebec Canada, 3.50%, 12/1/48	CAD	95,000	75,315
			2,796,840
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$200,000	254,500
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,300,000	112,611
Denmark†
Denmark Government Bond, 7.00%, 11/10/24	DKK	563,000	124,009
Denmark Government Bond, 1.75%, 11/15/25	DKK	275,000	44,497
Denmark Government Bond, 4.50%, 11/15/39	DKK	285,000	69,742
			238,248
Finland — 0.1%
Finland Government Bond, 4.375%, 7/4/19(4)	EUR	105,000	124,599
Finland Government Bond, 1.625%, 9/15/22(4)	EUR	107,000	125,205
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	97,000	135,001
			384,805
France — 0.7%
French Republic Government Bond OAT, 0.00%, 5/25/21	EUR	1,455,000	1,553,346
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	240,000	294,301

French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	794,000	921,696
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	107,000	170,127
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	380,000	524,466
			3,463,936
Germany — 0.5%
Bundesobligation, 0.01%, 10/8/21	EUR	460,000	502,507
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	280,000	311,786
Bundesrepublik Deutschland, 0.00%, 8/15/26(9)	EUR	1,235,000	1,291,042
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	111,000	176,448
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	71,000	126,588
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	99,000	178,525
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	48,000	93,038
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	111,000	160,663
			2,840,597
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	229,000	292,659
Italy — 0.6%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	1,875,000	1,967,459
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	985,000	1,045,038
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(4)	EUR	280,000	380,007
			3,392,504
Japan — 2.7%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	468,000,000	4,392,409
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	216,200,000	2,032,885
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	158,950,000	1,883,117
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	152,300,000	1,745,640
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	63,750,000	658,302
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	348,150,000	3,720,826
			14,433,179
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	600,000	133,691
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,300,000	353,503
Netherlands — 0.2%
Netherlands Government Bond, 0.01%, 1/15/22(4)	EUR	475,000	513,353
Netherlands Government Bond, 0.50%, 7/15/26(4)	EUR	235,000	253,080
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	85,000	127,884
			894,317
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	287,000	218,281
Norway — 0.7%
Norway Government Bond, 3.75%, 5/25/21(4)	NOK	26,951,000	3,587,694
Norway Government Bond, 1.50%, 2/19/26(4)	NOK	350,000	41,369
			3,629,063
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	570,000	145,403
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(4)	EUR	1,135,000	1,129,757
Russia — 0.1%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	351,228
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	220,000	157,228

Singapore Government Bond, 3.125%, 9/1/22	SGD	98,000	74,741
			231,969
South Africa — 0.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	4,000,000	297,096
Spain — 0.4%
Spain Government Bond, 4.30%, 10/31/19(4)	EUR	655,000	773,984
Spain Government Bond, 5.85%, 1/31/22(4)	EUR	115,000	154,008
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	690,000	747,112
Spain Government Bond, 4.20%, 1/31/37(4)	EUR	105,000	141,479
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	120,000	184,559
			2,001,142
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	2,680,000	353,948
Switzerland — 0.2%
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	680,000	759,237
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	77,000	110,685
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	40,000	45,793
			915,715
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	7,300,000	230,499
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	400,000	94,534
United Kingdom — 0.3%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	35,000	46,357
United Kingdom Gilt, 4.25%, 3/7/36	GBP	188,000	330,967
United Kingdom Gilt, 4.50%, 12/7/42	GBP	415,000	806,460
United Kingdom Gilt, 4.25%, 12/7/55	GBP	255,000	553,353
			1,737,137
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $44,917,654)			43,693,397
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 5.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 1.81%, 3/15/17		$58,405	60,241
FHLMC, VRN, 1.84%, 3/15/17		104,124	107,349
FHLMC, VRN, 1.91%, 3/15/17		88,403	90,989
FHLMC, VRN, 1.99%, 3/15/17		118,394	123,208
FHLMC, VRN, 2.06%, 3/15/17		39,934	40,590
FHLMC, VRN, 2.31%, 3/15/17		266,481	269,648
FHLMC, VRN, 2.38%, 3/15/17		180,378	183,873
FHLMC, VRN, 2.68%, 3/15/17		64,138	67,820
FHLMC, VRN, 2.85%, 3/15/17		90,112	95,689
FHLMC, VRN, 2.85%, 3/15/17		256,610	271,930
FHLMC, VRN, 2.87%, 3/15/17		150,669	159,529
FHLMC, VRN, 3.01%, 3/15/17		25,532	27,148
FHLMC, VRN, 3.125%, 3/15/17		17,800	18,847
FHLMC, VRN, 3.14%, 3/15/17		115,630	121,860
FHLMC, VRN, 3.67%, 3/15/17		54,442	56,986
FHLMC, VRN, 4.07%, 3/15/17		87,688	90,847
FHLMC, VRN, 4.23%, 3/15/17		77,134	80,094
FHLMC, VRN, 4.25%, 3/15/17		121,103	125,712
FHLMC, VRN, 5.12%, 3/15/17		17,106	17,765
FNMA, VRN, 2.62%, 3/25/17		22,610	23,631
FNMA, VRN, 2.62%, 3/25/17		134,972	137,772
FNMA, VRN, 2.70%, 3/25/17		20,240	20,770

FNMA, VRN, 2.77%, 3/25/17	113,812	119,606
FNMA, VRN, 2.78%, 3/25/17	145,269	153,918
FNMA, VRN, 2.81%, 3/25/17	179,908	187,550
FNMA, VRN, 2.81%, 3/25/17	137,235	143,074
FNMA, VRN, 2.82%, 3/25/17	281,580	293,159
FNMA, VRN, 2.82%, 3/25/17	134,516	139,862
FNMA, VRN, 2.99%, 3/25/17	19,369	20,481
FNMA, VRN, 3.30%, 3/25/17	47,892	50,823
FNMA, VRN, 3.31%, 3/25/17	94,406	98,474
FNMA, VRN, 3.32%, 3/25/17	44,592	46,962
FNMA, VRN, 3.60%, 3/25/17	117,743	123,131
FNMA, VRN, 3.93%, 3/25/17	97,972	101,780
FNMA, VRN, 4.80%, 3/25/17	124,652	132,223
		3,803,341
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.2%
FHLMC, 4.50%, 1/1/19	58,898	60,308
FHLMC, 8.00%, 7/1/30	3,440	4,190
FHLMC, 6.50%, 5/1/31	8,042	9,046
FHLMC, 5.50%, 12/1/33	94,075	106,338
FHLMC, 5.50%, 1/1/38	158,665	176,509
FHLMC, 6.00%, 2/1/38	194,863	221,189
FHLMC, 6.00%, 11/1/38	129,505	146,675
FHLMC, 6.50%, 7/1/47	8,393	9,135
FNMA, 3.00%, 3/13/17(7)	1,250,000	1,241,678
FNMA, 3.50%, 3/13/17(7)	3,300,000	3,382,242
FNMA, 4.00%, 3/13/17(7)	1,605,000	1,686,586
FNMA, 4.50%, 3/13/17(7)	50,000	53,736
FNMA, 5.00%, 9/1/20	98,825	101,323
FNMA, 7.00%, 6/1/26	339	389
FNMA, 7.50%, 3/1/27	449	451
FNMA, 6.50%, 6/1/29	10,903	12,256
FNMA, 7.00%, 7/1/29	1,666	1,790
FNMA, 7.00%, 3/1/30	6,156	6,830
FNMA, 7.50%, 9/1/30	3,741	4,502
FNMA, 6.50%, 9/1/31	20,575	23,137
FNMA, 7.00%, 9/1/31	9,253	10,189
FNMA, 6.50%, 1/1/32	5,125	5,762
FNMA, 5.50%, 6/1/33	80,988	91,195
FNMA, 5.50%, 8/1/33	382,753	430,021
FNMA, 5.50%, 9/1/33	104,456	118,316
FNMA, 5.00%, 11/1/33	381,163	419,773
FNMA, 5.50%, 1/1/34	329,259	369,037
FNMA, 4.50%, 9/1/35	196,577	212,361
FNMA, 5.00%, 2/1/36	338,370	372,020
FNMA, 5.50%, 4/1/36	60,296	67,484
FNMA, 5.00%, 10/1/36	29,741	32,639
FNMA, 5.50%, 12/1/36	126,892	141,817
FNMA, 5.50%, 1/1/37	384,499	431,147
FNMA, 6.50%, 8/1/37	192,013	213,175
FNMA, 5.00%, 4/1/40	696,781	765,198
FNMA, 4.00%, 1/1/41	917,315	974,528
FNMA, 5.00%, 6/1/41	568,436	623,895
FNMA, 4.50%, 7/1/41	449,989	486,180

FNMA, 4.50%, 9/1/41	1,080,303	1,163,610
FNMA, 4.50%, 9/1/41	338,426	365,491
FNMA, 4.00%, 12/1/41	824,678	874,313
FNMA, 4.00%, 1/1/42	505,448	533,588
FNMA, 3.50%, 5/1/42	1,006,868	1,037,815
FNMA, 3.50%, 6/1/42	642,756	662,414
FNMA, 3.00%, 11/1/42	1,223,611	1,220,283
FNMA, 3.50%, 5/1/45	800,709	822,894
FNMA, 3.50%, 2/1/46	1,824,023	1,874,412
FNMA, 6.50%, 8/1/47	16,274	17,819
FNMA, 6.50%, 9/1/47	37,436	40,897
FNMA, 6.50%, 9/1/47	2,519	2,758
FNMA, 6.50%, 9/1/47	27,619	30,147
FNMA, 6.50%, 9/1/47	7,370	8,028
GNMA, 2.50%, 3/21/17(7)	50,000	48,530
GNMA, 3.00%, 3/21/17(7)	1,100,000	1,113,105
GNMA, 3.50%, 3/21/17(7)	175,000	181,911
GNMA, 4.00%, 3/21/17(7)	100,000	105,828
GNMA, 7.00%, 1/15/24	1,460	1,571
GNMA, 8.00%, 7/15/24	4,376	4,595
GNMA, 8.00%, 9/15/24	3,398	3,640
GNMA, 9.00%, 4/20/25	683	770
GNMA, 7.00%, 9/15/25	6,987	7,228
GNMA, 7.50%, 10/15/25	4,350	4,493
GNMA, 7.50%, 2/15/26	10,513	11,575
GNMA, 8.25%, 7/15/26	27,306	28,106
GNMA, 7.00%, 12/15/27	14,664	14,844
GNMA, 6.50%, 2/15/28	5,968	6,812
GNMA, 6.50%, 3/15/28	9,372	10,692
GNMA, 6.50%, 4/15/28	1,148	1,311
GNMA, 6.00%, 10/15/28	19,886	22,813
GNMA, 7.00%, 5/15/31	7,524	8,845
GNMA, 5.50%, 11/15/32	53,116	60,001
GNMA, 6.50%, 10/15/38	671,566	785,759
GNMA, 4.50%, 5/20/41	538,556	581,854
GNMA, 4.50%, 6/15/41	282,257	310,275
GNMA, 4.00%, 12/15/41	1,050,850	1,115,922
GNMA, 3.50%, 6/20/42	442,473	462,649
GNMA, 3.50%, 7/20/42	338,677	353,809
GNMA, 3.50%, 4/20/45	147,291	153,361
GNMA, 2.50%, 7/20/46	184,003	178,882
GNMA, 2.50%, 8/20/46	585,840	569,535
		27,816,232
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,154,669)		31,619,573
MUNICIPAL SECURITIES — 2.9%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	145,153
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.70%, 3/1/17 (LOC: Bank of America N.A.)	1,600,000	1,600,000
California GO, (Building Bonds), 7.60%, 11/1/40	65,000	97,427
Chicago Midway International Airport Rev., VRDN, 0.65%, 3/2/17 (LOC: Bank of Montreal)	1,545,000	1,545,000
Illinois Housing Development Authority Rev., VRDN, 0.70%, 3/2/17 (LIQ FAC: FHLB)	2,150,000	2,150,000
Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	13,605
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	30,000	37,321

Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.62%, 3/1/17 (LOC: TD Bank N.A.)	500,000	500,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	40,840
New Jersey State Turnpike Authority Rev., 7.41%, 1/1/40	100,000	146,382
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	12,813
New York City GO, 6.27%, 12/1/37	40,000	53,451
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	125,961
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 0.77%, 3/1/17 (LOC: FNMA)	500,000	500,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	89,760
Pasadena Public Financing Authority Rev., VRDN, 0.80%, 3/2/17 (SBBPA: Bank of the West)	2,545,000	2,545,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	56,876
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	15,686
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.65%, 3/1/17 (SBBPA: Northern Trust Company)	1,500,000	1,500,000
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	150,000	179,218
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	180,000	225,004
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	11,690
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	93,396
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,194
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	128,402
State of California GO, 7.55%, 4/1/39	30,000	44,374
State of California GO, 7.30%, 10/1/39	55,000	78,037
State of Illinois GO, 5.10%, 6/1/33	65,000	60,468
State of Texas GO, 5.52%, 4/1/39	15,000	19,165
State of Washington GO, 5.14%, 8/1/40	5,000	6,098
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.73%, 3/2/17 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Tennis for Charity, Inc. Rev., VRDN, 1.02%, 3/1/17 (LOC: JPMorgan Chase Bank N.A.)	1,530,000	1,530,000
TOTAL MUNICIPAL SECURITIES (Cost $15,239,335)		15,558,321
COMMERCIAL PAPER(2) — 1.8%
American Honda Finance Corp., 0.96%, 5/4/17	1,600,000	1,597,871
Board of Governors, 0.72%, 3/20/17	1,600,000	1,600,048
Board of Governors, 0.77%, 6/6/17	1,600,000	1,600,000
Coca-Cola Co., 0.93%, 6/7/17(4)	1,014,000	1,011,747
Coca-Cola Co., 1.01%, 7/18/17(4)	600,000	597,907
CRC Funding LLC, 1.09%, 3/27/17(4)	600,000	599,644
Crown Point Capital Co. LLC, 1.17%, 5/2/17(4)	350,000	349,440
Thunder Bay Funding LLC, 1.07%, 3/20/17(4)	1,400,000	1,399,403
Wells Fargo Bank N.A., 1.20%, 6/12/17	1,000,000	1,001,383
TOTAL COMMERCIAL PAPER (Cost $9,755,010)		9,757,443
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	617,382	623,068
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.24%, 3/1/17	701,444	678,760
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.69%, 3/1/17	270,555	267,686
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.45%, 3/1/17	166,885	161,018
FNMA, Series 2014-C02, Class 1M2, VRN, 3.38%, 3/27/17	125,000	126,504
FNMA, Series 2017-C01, Class 1M1, VRN, 2.08%, 3/27/17(4)	248,657	249,668
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 3/1/17	1,078,943	1,119,676
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 3/1/17	830,026	833,995
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/17(4)	98,072	97,444

JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 3/1/17(4)	286,877	290,866
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 3/1/17(4)	200,000	201,875
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 3/1/17(4)	131,187	132,675
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 3/1/17(4)	198,934	201,382
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 3/1/17(4)	97,280	94,848
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.52%, 3/27/17	440,756	407,289
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 3/1/17(4)	165,889	169,246
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.81%, 3/1/17	79,624	78,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 3/1/17	49,577	50,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.07%, 3/1/17	94,542	97,817
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.27%, 3/1/17	679,037	681,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	35,689	34,991
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.09%, 3/1/17	101,504	98,124
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.23%, 3/1/17	96,047	91,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.07%, 3/1/17	24,395	22,954
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	237,305	235,694
		7,047,359
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.08%, 3/27/17	100,000	100,344
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	268,777	290,464
FNMA, Series 2016-C04, Class 1M1, VRN, 2.23%, 3/27/17	309,205	312,412
FNMA, Series 2016-C04, Class 1M2, VRN, 5.03%, 3/27/17	100,000	105,469
FNMA, Series 2016-C05, Class 2M1, VRN, 2.13%, 3/27/17	144,060	144,931
FNMA, Series 2016-C05, Class 2M2, VRN, 5.23%, 3/27/17	70,000	74,156
		1,027,776
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,036,922)		8,075,135
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.57%, 3/15/17(4)	450,000	450,228
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	400,000	405,375
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	425,000	432,697
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.72%, 3/15/17(4)	768,179	769,124
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.57%, 3/15/17(4)	175,000	175,445
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 3/1/17	375,000	402,695
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 3/1/17	425,000	448,319
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 3/1/17	108,000	113,401
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 3/1/17	375,000	392,179
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/1/17	125,000	126,898
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 3/1/17	75,000	79,245
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 3/1/17	350,000	360,970
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	500,000	506,862
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	101,724
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 3/1/17	325,000	330,332
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(4)	400,000	388,833
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/17(4)	600,000	613,478
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.67%, 3/15/17(4)	850,000	846,225
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	200,000	195,387
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 8/15/49	100,000	99,376
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,185,876)		7,238,793
ASSET-BACKED SECURITIES(6) — 1.3%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.77%, 3/17/17(4)	589,937	590,261

Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(4)	200,000	200,401
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	75,000	74,360
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.20%, 3/7/17(4)	212,231	211,680
Colony American Homes, Series 2014-2A, Class A, VRN, 1.73%, 3/17/17(4)	241,325	241,543
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.02%, 3/17/17(4)	598,628	602,760
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.68%, 3/22/17(4)	79,023	79,096
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(4)	330,942	331,111
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	306,645	306,706
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(4)	250,000	250,151
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.17%, 3/10/17(4)	146,790	146,768
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(4)	250,000	248,642
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	62,382	62,137
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	294,177	290,848
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/27/28(4)(8)	260,000	259,964
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.77%, 3/17/17(4)	176,926	177,026
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.97%, 3/17/17(4)	519,245	519,925
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	218,422	216,911
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	205,706	201,379
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.17%, 3/17/17(4)	275,000	277,902
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(4)	267,830	266,571
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(4)	35,105	35,043
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	252,511	250,702
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	211,521	210,284
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(4)	290,814	290,606
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	87,133	86,310
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 1.10%, 3/15/17	34,085	34,090
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	67,126	69,055
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	410,267	406,855
TOTAL ASSET-BACKED SECURITIES (Cost $6,936,171)		6,939,087
U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FNMA, 2.125%, 4/24/26	110,000	104,973
FNMA, 6.625%, 11/15/30	2,000,000	2,828,184
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,835,853)		2,933,157
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE Value ETF	1,600	78,032
iShares MSCI Japan ETF	840	43,033
iShares Russell 1000 Growth ETF	948	106,906
iShares Russell 1000 Value ETF	2,990	348,784
iShares Russell Mid-Cap Value ETF	8,388	704,676
SPDR S&P Bank ETF	10,463	472,195
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,548,599)		1,753,626
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $26,475)	525	28,156
TEMPORARY CASH INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,148,761	10,148,761

U.S. Treasury Bills, 0.50%, 4/27/17	100,000	99,920
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,248,682)		10,248,681
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $487,642,368)		539,059,407
OTHER ASSETS AND LIABILITIES — (1.2)%		(6,454,073)
TOTAL NET ASSETS — 100.0%		$532,605,334

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	244,550	USD	181,999	JPMorgan Chase Bank N.A.	3/15/17	5,440
USD	166,696	AUD	218,302	JPMorgan Chase Bank N.A.	3/15/17	(624)
USD	208,371	AUD	272,878	JPMorgan Chase Bank N.A.	3/15/17	(780)
USD	11,807	AUD	15,379	JPMorgan Chase Bank N.A.	3/15/17	20
USD	244,001	AUD	327,861	JPMorgan Chase Bank N.A.	3/15/17	(7,293)
USD	62,855	AUD	86,958	JPMorgan Chase Bank N.A.	3/15/17	(3,795)
USD	76,951	AUD	106,459	JPMorgan Chase Bank N.A.	3/15/17	(4,646)
BRL	212,812	USD	63,764	UBS AG	3/15/17	4,423
BRL	250,366	USD	75,016	UBS AG	3/15/17	5,203
BRL	231,249	USD	71,406	UBS AG	3/15/17	2,688
BRL	208,657	USD	64,430	UBS AG	3/15/17	2,425
USD	73,109	BRL	239,226	UBS AG	3/15/17	(3,541)
USD	62,644	BRL	204,985	UBS AG	3/15/17	(3,034)
USD	68,395	BRL	216,484	UBS AG	3/15/17	(968)
USD	76,579	BRL	242,389	UBS AG	3/15/17	(1,084)
CAD	28,145	USD	21,618	JPMorgan Chase Bank N.A.	3/15/17	(426)
CAD	130,354	USD	99,125	JPMorgan Chase Bank N.A.	3/15/17	(973)
CAD	104,775	USD	79,674	JPMorgan Chase Bank N.A.	3/15/17	(782)
CAD	27,409	USD	20,888	JPMorgan Chase Bank N.A.	3/15/17	(250)
CAD	15,795	USD	11,694	Morgan Stanley	3/31/17	201
CAD	18,094	USD	13,490	Morgan Stanley	3/31/17	136
CAD	16,633	USD	12,377	Morgan Stanley	3/31/17	149
CAD	6,983	USD	5,244	Morgan Stanley	3/31/17	14
CAD	14,748	USD	11,140	Morgan Stanley	3/31/17	(34)
CAD	17,167	USD	12,938	Morgan Stanley	3/31/17	(10)
CAD	24,193	USD	18,538	Morgan Stanley	3/31/17	(319)
CAD	5,256	USD	4,018	Morgan Stanley	3/31/17	(60)
CAD	32,027	USD	24,612	Morgan Stanley	3/31/17	(495)
CAD	13,866	USD	10,650	Morgan Stanley	3/31/17	(208)
CAD	13,869	USD	10,652	Morgan Stanley	3/31/17	(208)
CAD	20,882	USD	15,936	Morgan Stanley	3/31/17	(211)
CAD	4,469	USD	3,402	Morgan Stanley	3/31/17	(36)
CAD	18,493	USD	14,077	Morgan Stanley	3/31/17	(151)
USD	88,148	CAD	119,540	JPMorgan Chase Bank N.A.	3/15/17	(1,861)
USD	70,586	CAD	95,809	JPMorgan Chase Bank N.A.	3/15/17	(1,555)
USD	54,735	CAD	74,294	JPMorgan Chase Bank N.A.	3/15/17	(1,206)
USD	230,521	CAD	303,428	JPMorgan Chase Bank N.A.	3/15/17	2,050
USD	199,107	CAD	262,079	JPMorgan Chase Bank N.A.	3/15/17	1,771
USD	19,846	CAD	26,022	JPMorgan Chase Bank N.A.	3/15/17	253
USD	465,961	CAD	618,656	JPMorgan Chase Bank N.A.	3/15/17	134
USD	282,678	CAD	375,312	JPMorgan Chase Bank N.A.	3/15/17	81
USD	19,302	CAD	26,176	JPMorgan Chase Bank N.A.	3/15/17	(408)

USD	16,541	CAD	21,856	Morgan Stanley	3/31/17	83
USD	5,581	CAD	7,370	Morgan Stanley	3/31/17	31
USD	788	CAD	1,029	Morgan Stanley	3/31/17	14
USD	7,435	CAD	9,921	Morgan Stanley	3/31/17	(36)
USD	760	CAD	1,008	Morgan Stanley	3/31/17	1
USD	11,725	CAD	15,550	Morgan Stanley	3/31/17	14
USD	653	CAD	850	Morgan Stanley	3/31/17	13
USD	860	CAD	1,125	Morgan Stanley	3/31/17	13
USD	1,745	CAD	2,282	Morgan Stanley	3/31/17	27
USD	12,690	CAD	16,601	Morgan Stanley	3/31/17	189
USD	11,805	CAD	15,395	Morgan Stanley	3/31/17	212
USD	14,113	CAD	18,478	Morgan Stanley	3/31/17	198
USD	790	CAD	1,033	Morgan Stanley	3/31/17	12
USD	5,057	CAD	6,664	Morgan Stanley	3/31/17	39
USD	473,399	CAD	633,228	Morgan Stanley	3/31/17	(3,455)
USD	23,558	CAD	31,511	Morgan Stanley	3/31/17	(172)
USD	489,799	CAD	655,165	Morgan Stanley	3/31/17	(3,575)
USD	187,977	CAD	251,442	Morgan Stanley	3/31/17	(1,372)
USD	658	CAD	891	Morgan Stanley	3/31/17	(13)
CHF	62,440	USD	62,398	Credit Suisse AG	3/15/17	(184)
USD	87,683	CHF	87,858	Credit Suisse AG	3/15/17	143
USD	489,664	CHF	490,643	Credit Suisse AG	3/15/17	799
USD	76,952	CHF	78,526	Credit Suisse AG	3/15/17	(1,289)
USD	65,403	CHF	66,740	Credit Suisse AG	3/15/17	(1,096)
CLP	4,758,166	USD	7,124	UBS AG	3/15/17	188
CLP	4,758,166	USD	7,307	Goldman Sachs & Co.	6/21/17	(37)
USD	7,377	CLP	4,758,166	UBS AG	3/15/17	65
CNY	1,055,230	USD	150,489	UBS AG	3/15/17	3,093
CNY	912,479	USD	130,131	UBS AG	3/15/17	2,674
USD	149,699	CNY	1,055,230	UBS AG	3/15/17	(3,883)
USD	129,135	CNY	912,479	UBS AG	3/15/17	(3,670)
COP	194,960,245	USD	67,659	UBS AG	3/15/17	(1,203)
COP	222,633,403	USD	77,263	UBS AG	3/15/17	(1,374)
USD	73,496	COP	222,633,403	UBS AG	3/15/17	(2,393)
USD	64,360	COP	194,960,245	UBS AG	3/15/17	(2,096)
USD	66,275	COP	194,960,245	Goldman Sachs & Co.	6/21/17	722
USD	75,682	COP	222,633,403	Goldman Sachs & Co.	6/21/17	824
USD	1,449	CZK	36,154	UBS AG	3/15/17	31
USD	61,667	CZK	1,538,423	UBS AG	3/15/17	1,312
DKK	281,363	USD	40,825	Goldman Sachs & Co.	3/15/17	(703)
USD	106,748	DKK	735,692	Goldman Sachs & Co.	3/15/17	1,839
EUR	63,809	USD	68,739	JPMorgan Chase Bank N.A.	3/15/17	(1,103)
EUR	1,890,861	USD	2,039,520	JPMorgan Chase Bank N.A.	3/15/17	(35,249)
EUR	25,195	USD	26,685	JPMorgan Chase Bank N.A.	3/15/17	21
EUR	19,283	USD	20,423	JPMorgan Chase Bank N.A.	3/15/17	16
EUR	124,508	USD	133,094	JPMorgan Chase Bank N.A.	3/15/17	(1,118)
EUR	22,720	USD	23,829	JPMorgan Chase Bank N.A.	3/15/17	253
EUR	120,926	USD	127,020	JPMorgan Chase Bank N.A.	3/15/17	1,159
EUR	13,852	USD	14,535	JPMorgan Chase Bank N.A.	3/15/17	147
EUR	51,616	USD	53,855	JPMorgan Chase Bank N.A.	3/15/17	857
EUR	64,713	USD	68,505	JPMorgan Chase Bank N.A.	3/15/17	90
EUR	81,367	USD	85,058	JPMorgan Chase Bank N.A.	3/15/17	1,189
EUR	50,524	USD	53,555	JPMorgan Chase Bank N.A.	3/15/17	(1)

EUR	25,398	USD	26,831	JPMorgan Chase Bank N.A.	3/15/17	91
EUR	14,238	USD	15,041	JPMorgan Chase Bank N.A.	3/15/17	51
EUR	12,134	USD	12,791	JPMorgan Chase Bank N.A.	3/15/17	71
EUR	29,677	USD	31,554	JPMorgan Chase Bank N.A.	3/15/17	(97)
EUR	14,326	USD	15,232	JPMorgan Chase Bank N.A.	3/15/17	(47)
EUR	233,519	USD	250,009	JPMorgan Chase Bank N.A.	3/15/17	(2,483)
EUR	173,047	USD	185,266	JPMorgan Chase Bank N.A.	3/15/17	(1,840)
EUR	26,362	USD	28,019	JPMorgan Chase Bank N.A.	3/15/17	(76)
EUR	233,746	USD	251,198	JPMorgan Chase Bank N.A.	3/15/17	(3,432)
EUR	27,142	USD	29,128	JPMorgan Chase Bank N.A.	3/15/17	(358)
EUR	68,844	USD	73,824	JPMorgan Chase Bank N.A.	3/15/17	(851)
EUR	50,157	USD	54,292	JPMorgan Chase Bank N.A.	3/15/17	(1,126)
EUR	192,676	USD	208,559	JPMorgan Chase Bank N.A.	3/15/17	(4,327)
EUR	92,986	USD	100,007	JPMorgan Chase Bank N.A.	3/15/17	(1,444)
EUR	31,846	USD	34,018	JPMorgan Chase Bank N.A.	3/15/17	(262)
EUR	11,305	USD	11,913	JPMorgan Chase Bank N.A.	3/15/17	70
EUR	98,521	USD	104,333	JPMorgan Chase Bank N.A.	3/15/17	97
EUR	98,521	USD	104,333	JPMorgan Chase Bank N.A.	3/15/17	97
EUR	56,380	USD	60,163	JPMorgan Chase Bank N.A.	3/15/17	(401)
EUR	20,254	USD	21,359	JPMorgan Chase Bank N.A.	3/15/17	110
EUR	16,891	USD	17,882	UBS AG	3/31/17	37
EUR	22,765	USD	24,100	UBS AG	3/31/17	50
EUR	7,329	USD	7,702	UBS AG	3/31/17	73
EUR	18,602	USD	19,779	UBS AG	3/31/17	(46)
EUR	242	USD	257	UBS AG	3/31/17	(1)
EUR	20,784	USD	22,238	UBS AG	3/31/17	(190)
EUR	13,802	USD	14,716	UBS AG	3/31/17	(75)
EUR	25,609	USD	27,431	UBS AG	3/31/17	(265)
EUR	8,356	USD	8,993	UBS AG	3/31/17	(129)
EUR	141	USD	152	UBS AG	3/31/17	(2)
EUR	192	USD	206	UBS AG	3/31/17	(2)
EUR	251	USD	268	UBS AG	3/31/17	(3)
EUR	8,067	USD	8,732	UBS AG	3/31/17	(174)
EUR	7,414	USD	8,003	UBS AG	3/31/17	(138)
EUR	6,152	USD	6,567	UBS AG	3/31/17	(40)
EUR	6,681	USD	7,050	UBS AG	3/31/17	38
EUR	4,968	USD	5,258	UBS AG	3/31/17	11
EUR	169	USD	179	UBS AG	3/31/17	—
USD	20,756	EUR	19,783	JPMorgan Chase Bank N.A.	3/15/17	(214)
USD	21,931	EUR	20,903	JPMorgan Chase Bank N.A.	3/15/17	(226)
USD	20,442	EUR	19,311	JPMorgan Chase Bank N.A.	3/15/17	(27)
USD	28,552	EUR	27,247	JPMorgan Chase Bank N.A.	3/15/17	(329)
USD	35,126	EUR	33,221	JPMorgan Chase Bank N.A.	3/15/17	(88)
USD	64,414	EUR	60,805	JPMorgan Chase Bank N.A.	3/15/17	(38)
USD	31,421	EUR	29,647	JPMorgan Chase Bank N.A.	3/15/17	(5)
USD	12,553	EUR	11,750	JPMorgan Chase Bank N.A.	3/15/17	99
USD	1,040,250	EUR	969,863	JPMorgan Chase Bank N.A.	3/15/17	12,216
USD	882,252	EUR	822,556	JPMorgan Chase Bank N.A.	3/15/17	10,361
USD	139,905	EUR	131,040	JPMorgan Chase Bank N.A.	3/15/17	1,005
USD	58,151	EUR	53,932	JPMorgan Chase Bank N.A.	3/15/17	984
USD	82,788	EUR	77,292	JPMorgan Chase Bank N.A.	3/15/17	860
USD	91,710	EUR	85,622	JPMorgan Chase Bank N.A.	3/15/17	953
USD	50,001	EUR	46,699	JPMorgan Chase Bank N.A.	3/15/17	501

USD	45,460	EUR	42,066	JPMorgan Chase Bank N.A.	3/15/17	871
USD	277,029	EUR	256,347	JPMorgan Chase Bank N.A.	3/15/17	5,307
USD	46,240	EUR	42,703	JPMorgan Chase Bank N.A.	3/15/17	976
USD	82,940	EUR	77,139	JPMorgan Chase Bank N.A.	3/15/17	1,174
USD	115,102	EUR	107,500	JPMorgan Chase Bank N.A.	3/15/17	1,154
USD	33,478	EUR	31,340	JPMorgan Chase Bank N.A.	3/15/17	258
USD	50,007	EUR	46,866	JPMorgan Chase Bank N.A.	3/15/17	330
USD	17,295	EUR	16,340	JPMorgan Chase Bank N.A.	3/15/17	(25)
USD	53,531	EUR	50,575	JPMorgan Chase Bank N.A.	3/15/17	(78)
USD	54,628	EUR	51,193	JPMorgan Chase Bank N.A.	3/15/17	364
USD	33,521	EUR	31,452	JPMorgan Chase Bank N.A.	3/15/17	182
USD	23,994	EUR	22,566	JPMorgan Chase Bank N.A.	3/15/17	74
USD	5,232	EUR	4,920	JPMorgan Chase Bank N.A.	3/15/17	16
USD	26,030	EUR	24,692	JPMorgan Chase Bank N.A.	3/15/17	(143)
USD	10,412	EUR	9,877	JPMorgan Chase Bank N.A.	3/15/17	(57)
USD	27,995	EUR	26,377	JPMorgan Chase Bank N.A.	3/15/17	36
USD	10,219	EUR	9,628	JPMorgan Chase Bank N.A.	3/15/17	13
USD	45,107	EUR	42,470	JPMorgan Chase Bank N.A.	3/15/17	90
USD	112,151	EUR	105,594	JPMorgan Chase Bank N.A.	3/15/17	223
USD	38,628	EUR	36,337	JPMorgan Chase Bank N.A.	3/15/17	112
USD	43,625	EUR	41,037	JPMorgan Chase Bank N.A.	3/15/17	126
USD	8,243,696	EUR	7,642,818	JPMorgan Chase Bank N.A.	3/15/17	142,475
USD	120,728	EUR	112,988	JPMorgan Chase Bank N.A.	3/15/17	963
USD	3,395	EUR	3,216	JPMorgan Chase Bank N.A.	3/15/17	(13)
USD	18,982	EUR	17,977	JPMorgan Chase Bank N.A.	3/15/17	(74)
USD	33,639	EUR	31,469	JPMorgan Chase Bank N.A.	3/15/17	283
USD	1,699,550	EUR	1,628,017	JPMorgan Chase Bank N.A.	3/15/17	(26,112)
USD	42,182	EUR	40,262	JPMorgan Chase Bank N.A.	3/15/17	(494)
USD	22,469	EUR	21,435	JPMorgan Chase Bank N.A.	3/15/17	(251)
USD	6,439	EUR	6,122	UBS AG	3/31/17	(55)
USD	450	EUR	428	UBS AG	3/31/17	(4)
USD	164	EUR	152	UBS AG	3/31/17	2
USD	8,499	EUR	7,932	UBS AG	3/31/17	85
USD	7,682	EUR	7,205	UBS AG	3/31/17	38
USD	256	EUR	241	UBS AG	3/31/17	—
USD	24,900	EUR	23,456	UBS AG	3/31/17	18
USD	8,888	EUR	8,399	UBS AG	3/31/17	(21)
USD	20,500	EUR	19,295	UBS AG	3/31/17	31
USD	75,843	EUR	71,845	UBS AG	3/31/17	(372)
USD	90,354	EUR	85,627	UBS AG	3/31/17	(482)
USD	211	EUR	200	UBS AG	3/31/17	(1)
USD	7,169	EUR	6,748	UBS AG	3/31/17	11
USD	5,548	EUR	5,320	UBS AG	3/31/17	(96)
USD	283,024	EUR	271,405	UBS AG	3/31/17	(4,891)
USD	787,285	EUR	754,965	UBS AG	3/31/17	(13,604)
USD	247,047	EUR	236,905	UBS AG	3/31/17	(4,269)
USD	291	EUR	278	UBS AG	3/31/17	(4)
USD	7,046	EUR	6,722	UBS AG	3/31/17	(85)
USD	320	EUR	305	UBS AG	3/31/17	(4)
USD	6,994	EUR	6,666	UBS AG	3/31/17	(77)
GBP	333,385	USD	424,722	UBS AG	3/15/17	(10,926)
GBP	25,653	USD	32,660	UBS AG	3/15/17	(819)
GBP	17,468	USD	22,239	UBS AG	3/15/17	(558)

GBP	19,376	USD	24,155	UBS AG	3/15/17	(105)
GBP	9,871	USD	12,215	UBS AG	3/15/17	37
GBP	63,622	USD	78,156	UBS AG	3/15/17	812
GBP	603,389	USD	747,885	UBS AG	3/15/17	1,040
GBP	552,638	USD	684,981	UBS AG	3/15/17	953
GBP	132,340	USD	167,069	UBS AG	3/15/17	(2,808)
GBP	22,290	USD	28,064	UBS AG	3/15/17	(398)
GBP	32,069	USD	40,376	UBS AG	3/15/17	(572)
GBP	17,381	USD	21,830	UBS AG	3/15/17	(257)
GBP	16,903	USD	21,051	UBS AG	3/15/17	(71)
GBP	7,120	USD	8,824	UBS AG	3/15/17	13
GBP	7,699	USD	9,563	UBS AG	3/15/17	(7)
GBP	13,120	USD	16,312	UBS AG	3/15/17	(28)
GBP	4,783	USD	5,927	Credit Suisse AG	3/31/17	13
GBP	4,257	USD	5,365	Credit Suisse AG	3/31/17	(79)
USD	21,269	GBP	17,357	UBS AG	3/15/17	(275)
USD	31,601	GBP	25,538	UBS AG	3/15/17	(96)
USD	15,209	GBP	12,355	UBS AG	3/15/17	(126)
USD	37,353	GBP	30,069	UBS AG	3/15/17	32
USD	152,200	GBP	123,778	UBS AG	3/15/17	(1,433)
USD	129,162	GBP	105,042	UBS AG	3/15/17	(1,216)
USD	11,148	GBP	8,903	UBS AG	3/15/17	98
USD	8,397	GBP	6,706	UBS AG	3/15/17	74
USD	115,176	GBP	92,085	UBS AG	3/15/17	880
USD	18,995	GBP	15,198	UBS AG	3/15/17	131
USD	94,977	GBP	75,991	UBS AG	3/15/17	657
USD	9,795	GBP	7,883	UBS AG	3/15/17	11
USD	17,672	GBP	14,199	UBS AG	3/15/17	48
USD	33,372	GBP	26,813	UBS AG	3/15/17	91
USD	1,846,521	GBP	1,449,423	UBS AG	3/15/17	47,500
USD	26,223	GBP	20,623	UBS AG	3/15/17	626
USD	87,265	GBP	70,540	UBS AG	3/15/17	(289)
USD	56,654	GBP	45,796	UBS AG	3/15/17	(188)
USD	5,150	GBP	4,175	Credit Suisse AG	3/31/17	(34)
USD	5,331	GBP	4,258	Credit Suisse AG	3/31/17	43
USD	8,896	GBP	7,152	Credit Suisse AG	3/31/17	15
USD	204,250	GBP	164,522	Credit Suisse AG	3/31/17	(51)
USD	5,633	GBP	4,549	Credit Suisse AG	3/31/17	(16)
HKD	86,538	USD	11,165	UBS AG	3/15/17	(16)
HUF	44,844,792	USD	155,657	UBS AG	3/16/17	(1,435)
HUF	38,354,625	USD	133,130	UBS AG	3/16/17	(1,228)
USD	73,219	HUF	21,556,886	UBS AG	3/16/17	(915)
USD	64,318	HUF	18,936,136	UBS AG	3/16/17	(804)
USD	153,140	HUF	44,612,867	UBS AG	3/16/17	(284)
USD	133,871	HUF	38,999,395	UBS AG	3/16/17	(248)
IDR	1,762,273,696	USD	131,936	UBS AG	3/15/17	(81)
IDR	2,013,759,510	USD	150,764	UBS AG	3/15/17	(92)
IDR	1,762,273,696	USD	130,830	Goldman Sachs & Co.	6/21/17	(471)
IDR	2,013,759,510	USD	149,500	Goldman Sachs & Co.	6/21/17	(539)
USD	132,104	IDR	1,762,273,696	UBS AG	3/15/17	249
USD	150,956	IDR	2,013,759,510	UBS AG	3/15/17	284
ILS	291,140	USD	76,763	JPMorgan Chase Bank N.A.	3/15/17	3,224
INR	10,313,023	USD	150,731	UBS AG	3/15/17	3,570

INR	8,799,880	USD	128,690	UBS AG	3/15/17	2,972
INR	4,439,897	USD	64,952	UBS AG	3/15/17	1,477
INR	5,290,990	USD	77,402	UBS AG	3/15/17	1,760
INR	15,604,013	USD	231,205	Morgan Stanley	6/21/17	(75)
INR	13,239,777	USD	196,174	Morgan Stanley	6/21/17	(64)
USD	233,450	INR	15,604,013	UBS AG	3/15/17	(14)
USD	198,079	INR	13,239,777	UBS AG	3/15/17	(12)
JPY	194,031,263	USD	1,711,185	Credit Suisse AG	3/15/17	16,691
JPY	2,917,960	USD	25,504	Credit Suisse AG	3/15/17	481
JPY	3,083,910	USD	26,277	Credit Suisse AG	3/15/17	1,186
JPY	3,721,357	USD	31,651	Credit Suisse AG	3/15/17	1,488
JPY	5,434,041	USD	46,472	Credit Suisse AG	3/15/17	1,919
JPY	2,145,925	USD	18,341	Credit Suisse AG	3/15/17	769
JPY	6,462,498	USD	55,606	Credit Suisse AG	3/15/17	1,944
JPY	30,089,808	USD	257,905	Credit Suisse AG	3/15/17	10,049
JPY	5,830,716	USD	50,209	Credit Suisse AG	3/15/17	1,714
JPY	9,933,227	USD	88,021	Credit Suisse AG	3/15/17	436
JPY	4,338,031	USD	38,353	Credit Suisse AG	3/15/17	278
JPY	11,012,360	USD	96,546	Credit Suisse AG	3/15/17	1,520
JPY	2,166,423	USD	19,010	Credit Suisse AG	3/15/17	282
JPY	12,319,942	USD	109,579	Credit Suisse AG	3/15/17	132
JPY	4,159,764	USD	36,999	Credit Suisse AG	3/15/17	45
JPY	8,446,471	USD	75,258	Credit Suisse AG	3/15/17	(41)
JPY	2,222,460	USD	19,358	Credit Suisse AG	3/15/17	433
JPY	813,539	USD	7,086	Credit Suisse AG	3/15/17	158
JPY	6,859,034	USD	60,828	Credit Suisse AG	3/15/17	252
JPY	6,247,304	USD	55,403	Credit Suisse AG	3/15/17	230
JPY	7,234,169	USD	64,453	Credit Suisse AG	3/15/17	(31)
JPY	2,246,935	USD	20,090	Credit Suisse AG	3/15/17	(81)
JPY	2,458,188	USD	21,355	JPMorgan Chase Bank N.A.	3/15/17	535
JPY	792,071	USD	7,012	Credit Suisse AG	3/31/17	47
JPY	685,482	USD	6,040	Credit Suisse AG	3/31/17	69
JPY	738,528	USD	6,583	Credit Suisse AG	3/31/17	(1)
USD	51,684	JPY	5,999,992	Credit Suisse AG	3/15/17	(1,746)
USD	53,967	JPY	6,272,103	Credit Suisse AG	3/15/17	(1,887)
USD	17,479	JPY	2,045,397	Credit Suisse AG	3/15/17	(735)
USD	117,285	JPY	13,218,716	Credit Suisse AG	3/15/17	(429)
USD	62,222	JPY	6,989,449	Credit Suisse AG	3/15/17	(20)
USD	10,674	JPY	1,196,223	Credit Suisse AG	3/15/17	21
USD	9,034	JPY	1,012,412	Credit Suisse AG	3/15/17	18
USD	114,657	JPY	12,862,775	Credit Suisse AG	3/15/17	112
USD	113,209	JPY	12,655,321	Credit Suisse AG	3/15/17	512
USD	42,735	JPY	4,777,263	Credit Suisse AG	3/15/17	193
USD	20,928	JPY	2,388,947	Credit Suisse AG	3/15/17	(346)
USD	53,408	JPY	6,022,280	Credit Suisse AG	3/15/17	(221)
USD	14,992	JPY	1,690,464	Credit Suisse AG	3/15/17	(62)
USD	2,687	JPY	301,115	Credit Suisse AG	3/15/17	6
USD	13,974	JPY	1,565,801	Credit Suisse AG	3/15/17	31
USD	5,606,129	JPY	635,678,917	Credit Suisse AG	3/15/17	(54,682)
USD	37,533	JPY	4,262,585	Credit Suisse AG	3/15/17	(426)
USD	39,115	JPY	4,489,177	Credit Suisse AG	3/15/17	(861)
USD	61,653	JPY	7,196,422	Credit Suisse AG	3/15/17	(2,432)
USD	16,214	JPY	1,892,428	Credit Suisse AG	3/15/17	(638)

USD	38,874	JPY	4,549,087	Credit Suisse AG	3/15/17	(1,636)
USD	66,807	JPY	7,819,055	Credit Suisse AG	3/15/17	(2,823)
USD	151,222	JPY	17,697,154	JPMorgan Chase Bank N.A.	3/15/17	(6,374)
USD	66,824	JPY	7,720,669	JPMorgan Chase Bank N.A.	3/15/17	(1,930)
USD	113,527	JPY	12,951,559	JPMorgan Chase Bank N.A.	3/15/17	(1,808)
USD	69,945	JPY	8,016,235	JPMorgan Chase Bank N.A.	3/15/17	(1,441)
USD	25,716	JPY	2,883,299	JPMorgan Chase Bank N.A.	3/15/17	40
USD	18,168	JPY	2,037,003	JPMorgan Chase Bank N.A.	3/15/17	28
USD	5,969	JPY	699,174	Credit Suisse AG	3/31/17	(262)
USD	6,863	JPY	788,714	Credit Suisse AG	3/31/17	(166)
USD	8,669	JPY	996,489	Credit Suisse AG	3/31/17	(212)
USD	7,491	JPY	840,048	Credit Suisse AG	3/31/17	4
USD	7,739	JPY	882,387	Credit Suisse AG	3/31/17	(125)
USD	149,826	JPY	17,648,356	Credit Suisse AG	3/31/17	(7,461)
USD	7,110	JPY	836,653	Credit Suisse AG	3/31/17	(346)
KRW	616,073,421	USD	525,911	UBS AG	3/15/17	17,326
KRW	350,450,062	USD	309,694	UBS AG	3/15/17	(677)
KRW	562,041,255	USD	497,492	Morgan Stanley	6/21/17	(1,408)
USD	17,720	KRW	21,275,904	UBS AG	3/15/17	(1,040)
USD	36,387	KRW	43,687,760	UBS AG	3/15/17	(2,136)
USD	496,678	KRW	562,041,255	UBS AG	3/15/17	1,086
USD	247,497	KRW	289,927,731	UBS AG	3/15/17	(8,153)
USD	32,528	KRW	39,246,427	UBS AG	3/15/17	(2,078)
USD	8,574	KRW	10,344,406	UBS AG	3/15/17	(548)
USD	310,201	KRW	350,450,062	Morgan Stanley	6/21/17	878
MXN	1,196,126	USD	54,185	JPMorgan Chase Bank N.A.	3/15/17	5,233
MXN	1,581,304	USD	71,633	JPMorgan Chase Bank N.A.	3/15/17	6,918
MXN	11,611,600	USD	555,598	JPMorgan Chase Bank N.A.	3/15/17	21,209
MXN	13,805,918	USD	660,592	JPMorgan Chase Bank N.A.	3/15/17	25,217
USD	75,387	MXN	1,579,061	JPMorgan Chase Bank N.A.	3/15/17	(3,053)
USD	63,800	MXN	1,336,354	JPMorgan Chase Bank N.A.	3/15/17	(2,583)
USD	531,861	MXN	11,455,319	JPMorgan Chase Bank N.A.	3/15/17	(37,183)
USD	627,335	MXN	13,511,662	JPMorgan Chase Bank N.A.	3/15/17	(43,858)
USD	164,570	MXN	3,394,265	JPMorgan Chase Bank N.A.	3/15/17	(4,040)
USD	16,176	MXN	333,635	JPMorgan Chase Bank N.A.	3/15/17	(397)
MYR	17,229	USD	3,883	Goldman Sachs & Co.	3/15/17	(8)
MYR	357,542	USD	79,613	Goldman Sachs & Co.	3/15/17	784
MYR	295,693	USD	65,841	Goldman Sachs & Co.	3/15/17	648
MYR	195,695	USD	43,952	Goldman Sachs & Co.	3/15/17	52
MYR	312,922	USD	69,981	Goldman Sachs & Co.	6/21/17	(106)
USD	70,280	MYR	312,922	Goldman Sachs & Co.	3/15/17	(84)
USD	124,673	MYR	553,237	Goldman Sachs & Co.	3/15/17	272
USD	43,765	MYR	195,695	Goldman Sachs & Co.	6/21/17	66
NOK	742,648	USD	86,400	JPMorgan Chase Bank N.A.	3/15/17	2,193
NOK	891,178	USD	103,680	JPMorgan Chase Bank N.A.	3/15/17	2,632
USD	63,631	NOK	555,279	JPMorgan Chase Bank N.A.	3/15/17	(2,611)
USD	75,118	NOK	655,521	JPMorgan Chase Bank N.A.	3/15/17	(3,082)
USD	42,588	NOK	349,842	JPMorgan Chase Bank N.A.	3/15/17	854
USD	1,792,378	NOK	15,021,289	JPMorgan Chase Bank N.A.	3/15/17	426
USD	1,575,590	NOK	13,204,469	JPMorgan Chase Bank N.A.	3/15/17	375
USD	70,843	NOK	613,906	JPMorgan Chase Bank N.A.	3/15/17	(2,392)
USD	78,785	NOK	682,723	JPMorgan Chase Bank N.A.	3/15/17	(2,660)
USD	104,114	NOK	909,680	JPMorgan Chase Bank N.A.	3/15/17	(4,406)

NZD	47,946	USD	34,062	JPMorgan Chase Bank N.A.	3/15/17	459
USD	16,897	NZD	23,784	JPMorgan Chase Bank N.A.	3/15/17	(228)
USD	65,052	NZD	94,497	JPMorgan Chase Bank N.A.	3/15/17	(2,986)
USD	73,665	NZD	107,009	JPMorgan Chase Bank N.A.	3/15/17	(3,382)
PHP	11,305,592	USD	225,076	UBS AG	3/15/17	(341)
PHP	10,162,616	USD	202,322	UBS AG	3/15/17	(306)
USD	202,847	PHP	10,162,616	UBS AG	3/15/17	831
USD	225,661	PHP	11,305,592	UBS AG	3/15/17	925
USD	200,249	PHP	10,162,616	Morgan Stanley	6/21/17	177
USD	222,770	PHP	11,305,592	Morgan Stanley	6/21/17	197
USD	153,126	PLN	650,984	UBS AG	3/15/17	(6,956)
USD	127,788	PLN	543,266	UBS AG	3/15/17	(5,805)
USD	39,480	PLN	165,069	UBS AG	3/15/17	(1,112)
USD	126,054	PLN	527,045	UBS AG	3/15/17	(3,551)
RUB	9,932,155	USD	152,849	UBS AG	3/15/17	16,850
RUB	12,263,134	USD	188,722	UBS AG	3/15/17	20,804
RUB	3,336,425	USD	53,779	UBS AG	3/15/17	3,227
RUB	4,166,551	USD	67,159	UBS AG	3/15/17	4,030
RUB	4,376,937	USD	73,071	Morgan Stanley	6/21/17	280
RUB	7,829,557	USD	130,710	Morgan Stanley	6/21/17	502
USD	130,826	RUB	7,770,002	UBS AG	3/15/17	(1,931)
USD	163,688	RUB	9,721,769	UBS AG	3/15/17	(2,416)
USD	74,552	RUB	4,376,937	UBS AG	3/15/17	(232)
USD	133,360	RUB	7,829,557	UBS AG	3/15/17	(414)
SEK	361,147	USD	39,801	Goldman Sachs & Co.	3/15/17	233
SEK	151,565	USD	16,877	Goldman Sachs & Co.	3/15/17	(76)
SEK	66,689	USD	7,426	Goldman Sachs & Co.	3/15/17	(33)
SEK	1,355,864	USD	150,159	JPMorgan Chase Bank N.A.	3/15/17	142
SEK	1,216,493	USD	134,724	JPMorgan Chase Bank N.A.	3/15/17	127
USD	150,162	SEK	1,362,526	Goldman Sachs & Co.	3/15/17	(878)
SGD	334,207	USD	237,171	JPMorgan Chase Bank N.A.	3/15/17	1,328
SGD	378,546	USD	268,636	JPMorgan Chase Bank N.A.	3/15/17	1,504
USD	74,418	SGD	106,960	JPMorgan Chase Bank N.A.	3/15/17	(1,911)
USD	64,673	SGD	92,954	JPMorgan Chase Bank N.A.	3/15/17	(1,661)
USD	191,371	SGD	271,586	JPMorgan Chase Bank N.A.	3/15/17	(2,440)
USD	284,933	SGD	404,365	JPMorgan Chase Bank N.A.	3/15/17	(3,633)
THB	597,149	USD	16,753	UBS AG	3/15/17	352
THB	3,345,546	USD	95,940	UBS AG	3/15/17	(108)
THB	597,149	USD	17,091	Goldman Sachs & Co.	6/21/17	3
USD	17,124	THB	597,149	UBS AG	3/15/17	19
USD	93,858	THB	3,345,546	UBS AG	3/15/17	(1,973)
USD	95,751	THB	3,345,546	Goldman Sachs & Co.	6/21/17	(15)
TRY	259,733	USD	73,564	JPMorgan Chase Bank N.A.	3/15/17	(2,465)
TRY	226,575	USD	64,173	JPMorgan Chase Bank N.A.	3/15/17	(2,150)
TRY	249,386	USD	65,519	JPMorgan Chase Bank N.A.	3/15/17	2,748
TRY	274,045	USD	71,998	JPMorgan Chase Bank N.A.	3/15/17	3,020
TRY	279,496	USD	78,603	UBS AG	3/15/17	(2,093)
TRY	244,875	USD	68,866	UBS AG	3/15/17	(1,834)
USD	180,979	TRY	641,877	JPMorgan Chase Bank N.A.	3/15/17	5,270
USD	200,089	TRY	709,656	JPMorgan Chase Bank N.A.	3/15/17	5,827
TWD	2,119,131	USD	66,195	UBS AG	3/15/17	2,856
TWD	2,442,483	USD	76,295	UBS AG	3/15/17	3,292
TWD	2,116,607	USD	66,414	UBS AG	3/15/17	2,555

TWD	2,418,658	USD	75,891	UBS AG	3/15/17	2,920
TWD	2,116,607	USD	69,602	Morgan Stanley	6/21/17	(242)
TWD	2,418,658	USD	79,535	Morgan Stanley	6/21/17	(276)
USD	78,886	TWD	2,418,658	UBS AG	3/15/17	75
USD	69,035	TWD	2,116,607	UBS AG	3/15/17	66
USD	66,295	TWD	2,119,131	UBS AG	3/15/17	(2,756)
USD	76,411	TWD	2,442,483	UBS AG	3/15/17	(3,177)
ZAR	1,808,009	USD	128,693	JPMorgan Chase Bank N.A.	3/15/17	8,829
ZAR	2,128,421	USD	151,500	JPMorgan Chase Bank N.A.	3/15/17	10,393
ZAR	905,485	USD	67,247	JPMorgan Chase Bank N.A.	3/15/17	1,626
ZAR	1,006,720	USD	74,766	JPMorgan Chase Bank N.A.	3/15/17	1,808
USD	79,136	ZAR	1,109,284	JPMorgan Chase Bank N.A.	3/15/17	(5,239)
USD	64,150	ZAR	899,217	JPMorgan Chase Bank N.A.	3/15/17	(4,247)
USD	135,663	ZAR	1,827,994	JPMorgan Chase Bank N.A.	3/15/17	(3,379)
USD	152,211	ZAR	2,050,961	JPMorgan Chase Bank N.A.	3/15/17	(3,791)
USD	88,882	ZAR	1,237,749	JPMorgan Chase Bank N.A.	3/15/17	(5,264)
USD	70,184	ZAR	977,364	JPMorgan Chase Bank N.A.	3/15/17	(4,157)
						31,178

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
1	Euro-Bund 10-Year Bonds	March 2017	175,913	4,321
38	Euro-Schatz 2-Year Bonds	March 2017	4,534,569	18,057
9	Korean Treasury 10-Year Bonds	March 2017	997,382	1,894
50	U.S. Treasury 2-Year Notes	June 2017	10,820,312	(10,267)
32	U.S. Treasury 5-Year Notes	June 2017	3,766,500	(7,210)
2	U.S. Treasury Ultra Bonds	June 2017	323,563	(317)
			20,618,239	6,478

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
17	Euro-Bobl 5-Year Bonds	March 2017	2,426,459	(36,045)
2	U.S. Treasury 10-Year Ultra Notes	June 2017	267,875	390
			2,694,334	(35,655)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 25	1,685,600	Sell	5.00	12/20/20	2.71	167,499	150,417
Markit CDX North America High Yield Index Series 26	772,200	Sell	5.00	6/20/21	2.84	59,195	71,812
Markit CDX North America High Yield Index Series 27	792,000	Sell	5.00	12/20/21	3.16	43,122	68,885
						269,816	291,114

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $113,846.

(4)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $31,549,859, which represented 5.9% of total net assets.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.6% of total net assets.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(9)	Security is a zero-coupon bond.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	177,774,342	58,410,176	—
U.S. Treasury Securities	—	98,779,178	—
Corporate Bonds	—	66,250,342	—
Sovereign Governments and Agencies	—	43,693,397	—
U.S. Government Agency Mortgage-Backed Securities	—	31,619,573	—
Municipal Securities	—	15,558,321	—
Commercial Paper	—	9,757,443	—
Collateralized Mortgage Obligations	—	8,075,135	—
Commercial Mortgage-Backed Securities	—	7,238,793	—
Asset-Backed Securities	—	6,939,087	—
U.S. Government Agency Securities	—	2,933,157	—
Exchange-Traded Funds	1,753,626	—	—
Convertible Preferred Stocks	—	28,156	—
Temporary Cash Investments	10,148,761	99,920	—
	189,676,729	349,382,678	—
Other Financial Instruments
Futures Contracts	390	24,272	—
Swap Agreements	—	291,114	—
Forward Foreign Currency Exchange Contracts	—	521,920	—
	390	837,306	—

Liabilities
Other Financial Instruments
Futures Contracts	17,794	36,045	—
Forward Foreign Currency Exchange Contracts	—	490,742	—
	17,794	526,787	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$492,900,677
Gross tax appreciation of investments	$52,097,802
Gross tax depreciation of investments	(5,939,072)
Net tax appreciation (depreciation) of investments	$46,158,730

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
February 28, 2017

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 28, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 62.5%
Aerospace and Defense — 1.1%
Boeing Co. (The)	26,053	4,695,532
Cubic Corp.	2,038	107,097
Curtiss-Wright Corp.	465	45,491
Hexcel Corp.	1,512	83,130
KLX, Inc.	2,572	129,475
L3 Technologies, Inc.	2,851	479,880
Lockheed Martin Corp.	6,905	1,840,735
Mercury Systems, Inc.(1)	3,597	134,384
Safran SA	3,567	253,789
Textron, Inc.	47,221	2,233,553
Thales SA	6,370	627,599
United Technologies Corp.	44,264	4,981,913
		15,612,578
Air Freight and Logistics†
Royal Mail plc	64,206	330,312
XPO Logistics, Inc.(1)	3,421	174,437
		504,749
Airlines — 0.6%
Delta Air Lines, Inc.	35,780	1,786,495
Deutsche Lufthansa AG	43,069	631,025
Hawaiian Holdings, Inc.(1)	10,909	530,723
Japan Airlines Co. Ltd.	9,900	323,317
JetBlue Airways Corp.(1)	59,005	1,177,740
Ryanair Holdings plc ADR(1)	12,110	989,993
Spirit Airlines, Inc.(1)	11,806	616,391
United Continental Holdings, Inc.(1)	29,794	2,207,438
		8,263,122
Auto Components — 0.7%
Bridgestone Corp.	21,100	841,596
Cie Generale des Etablissements Michelin, Class B	670	75,274
Cooper-Standard Holding, Inc.(1)	1,028	115,136
Delphi Automotive plc	47,370	3,606,278
Dometic Group AB(1)	18,863	143,145
Faurecia	10,584	465,214
GKN plc	70,025	312,719
Hota Industrial Manufacturing Co. Ltd.	59,000	265,175
LCI Industries	4,827	519,868
Lear Corp.	9,211	1,307,870
Motherson Sumi Systems Ltd.	89,975	472,270
NGK Spark Plug Co. Ltd.	14,300	323,689
Nokian Renkaat Oyj	7,746	304,693
Schaeffler AG Preference Shares	3,353	52,856
Stoneridge, Inc.(1)	2,138	36,111
Tenneco, Inc.(1)	4,254	273,575
Toyota Boshoku Corp.	16,000	355,904
TS Tech Co. Ltd.	9,600	250,970

Valeo SA	19,552	1,201,583
		10,923,926
Automobiles — 0.8%
Astra International Tbk PT	2,329,900	1,432,602
Brilliance China Automotive Holdings Ltd.	460,000	722,926
Daimler AG	960	69,808
Ford Motor Co.	213,132	2,670,544
Fuji Heavy Industries Ltd.	35,500	1,329,374
Honda Motor Co. Ltd.	13,000	403,730
Honda Motor Co. Ltd. ADR	24,273	751,735
Isuzu Motors Ltd.	18,500	247,583
Mazda Motor Corp.	4,000	56,113
Peugeot SA(1)	44,677	850,061
Suzuki Motor Corp.	12,100	473,251
Tata Motors Ltd.	164,630	1,127,041
Tofas Turk Otomobil Fabrikasi AS	61,454	458,992
Toyota Motor Corp.	26,800	1,518,376
		12,112,136
Banks — 4.8%
Ameris Bancorp	2,059	99,450
Australia & New Zealand Banking Group Ltd.	65,630	1,554,842
Banco do Brasil SA	20,800	220,809
Banco Santander SA	234,024	1,277,805
Bank Mandiri Persero Tbk PT	941,400	797,677
Bank of America Corp.	171,225	4,225,833
Bank of Hawaii Corp.	5,347	451,608
Bank of Ireland(1)	2,679,767	635,923
Bank of the Ozarks, Inc.	6,947	380,209
Bank Rakyat Indonesia Persero Tbk PT	378,200	338,894
Bankia SA	251,160	248,251
BankUnited, Inc.	19,626	777,778
Barclays plc	115,053	323,359
BB&T Corp.	116,618	5,623,320
BNP Paribas SA	48,779	2,848,922
BOC Hong Kong Holdings Ltd.	184,500	729,644
Boston Private Financial Holdings, Inc.	6,395	109,994
Capital Bank Financial Corp., Class A	8,216	335,213
Capitec Bank Holdings Ltd.	9,173	506,989
Cathay General Bancorp	4,843	190,233
China CITIC Bank Corp. Ltd., H Shares(1)	280,000	192,248
China Construction Bank Corp., H Shares	448,000	368,769
Citigroup, Inc.	65,858	3,938,967
Citizens Financial Group, Inc.	14,002	523,255
Comerica, Inc.	7,148	509,509
Commerce Bancshares, Inc.	14,209	838,615
Commercial International Bank Egypt S.A.E.	64,186	291,066
Commercial International Bank Egypt S.A.E. GDR	67,330	301,638
Commonwealth Bank of Australia	9,026	569,674
Credicorp Ltd.	2,795	460,113
DNB ASA	51,180	839,417
East West Bancorp, Inc.	3,693	199,865
Erste Group Bank AG	32,490	945,170
F.N.B. Corp.	13,439	209,245

FCB Financial Holdings, Inc., Class A(1)	6,980	339,228
FinecoBank Banca Fineco SpA	27,980	160,067
First Financial Bankshares, Inc.	1,254	55,176
First Hawaiian, Inc.	4,204	133,183
Hachijuni Bank Ltd. (The)	9,400	59,406
Hang Seng Bank Ltd.	33,100	678,808
HDFC Bank Ltd.	67,491	1,453,785
HSBC Holdings plc (Hong Kong)	105,600	850,198
HSBC Holdings plc (London)	330,093	2,648,038
Industrial & Commercial Bank of China Ltd., H Shares	1,714,105	1,123,909
ING Groep NV	97,188	1,340,036
Itau Unibanco Holding SA ADR	53,297	681,669
JPMorgan Chase & Co.	36,272	3,286,969
Kasikornbank PCL	54,800	299,076
KBC Group NV	37,044	2,265,971
LegacyTexas Financial Group, Inc.	4,969	211,630
M&T Bank Corp.	15,409	2,572,841
Mitsubishi UFJ Financial Group, Inc.	164,800	1,083,166
Mizuho Financial Group, Inc.	424,500	792,360
Moneta Money Bank AS(1)	129,452	432,929
OTP Bank plc	15,761	457,821
Oversea-Chinese Banking Corp. Ltd.	12,300	83,030
PacWest Bancorp	597	32,895
Pinnacle Financial Partners, Inc.	364	25,262
PNC Financial Services Group, Inc. (The)	21,655	2,755,166
Prosperity Bancshares, Inc.	994	74,093
Regions Financial Corp.	29,731	453,992
Sberbank of Russia PJSC ADR	58,734	640,788
Societe Generale SA	26,297	1,167,572
Southside Bancshares, Inc.	2,013	70,918
Sumitomo Mitsui Financial Group, Inc.	15,800	615,573
SunTrust Banks, Inc.	6,284	373,835
SVB Financial Group(1)	3,856	736,072
Texas Capital Bancshares, Inc.(1)	2,131	189,979
U.S. Bancorp	54,720	3,009,600
UMB Financial Corp.	6,966	549,060
UniCredit SpA	40,600	544,097
Unione di Banche Italiane SpA	45,630	142,604
United Overseas Bank Ltd.	13,100	200,978
Valley National Bancorp	14,952	184,956
Wells Fargo & Co.	78,275	4,530,557
Westamerica Bancorporation	11,793	682,225
Western Alliance Bancorp	2,550	131,682
Westpac Banking Corp.	34,453	890,189
Yes Bank Ltd.	2,879	62,686
Zions Bancorp	9,898	444,420
		71,382,799
Beverages — 0.9%
Coca-Cola Bottling Co. Consolidated	690	118,728
Coca-Cola Co. (The)	4,820	202,247
Constellation Brands, Inc., Class A	4,610	732,114
Dr Pepper Snapple Group, Inc.	6,667	622,965
Heineken NV	6,240	514,970

MGP Ingredients, Inc.	1,555	68,778
Molson Coors Brewing Co., Class B	7,307	733,550
Monster Beverage Corp.(1)	14,239	590,064
PepsiCo, Inc.	69,730	7,696,797
Treasury Wine Estates Ltd.	180,840	1,651,322
		12,931,535
Biotechnology — 1.9%
AbbVie, Inc.	62,086	3,839,398
Aimmune Therapeutics, Inc.(1)	1,977	40,074
Alder Biopharmaceuticals, Inc.(1)	1,292	29,522
Alexion Pharmaceuticals, Inc.(1)	4,252	558,075
Alkermes plc(1)	3,519	198,823
Amgen, Inc.	36,521	6,447,052
Biogen, Inc.(1)	11,096	3,202,306
BioMarin Pharmaceutical, Inc.(1)	4,310	404,838
Celgene Corp.(1)	23,454	2,896,804
Clovis Oncology, Inc.(1)	495	28,616
CSL Ltd.	9,440	853,029
Exact Sciences Corp.(1)	1,780	38,306
Exelixis, Inc.(1)	3,065	65,989
FibroGen, Inc.(1)	1,722	43,050
Flexion Therapeutics, Inc.(1)	1,890	37,895
Galapagos NV(1)	2,607	184,050
Genmab A/S(1)	1,844	365,286
Gilead Sciences, Inc.	46,633	3,286,694
Halozyme Therapeutics, Inc.(1)	2,834	36,332
Incyte Corp.(1)	12,344	1,642,986
Ironwood Pharmaceuticals, Inc.(1)	1,892	31,956
Kite Pharma, Inc.(1)	920	65,108
Ligand Pharmaceuticals, Inc., Class B(1)	336	35,156
Medy-Tox, Inc.	1,664	605,412
Neurocrine Biosciences, Inc.(1)	418	18,459
Portola Pharmaceuticals, Inc.(1)	759	26,322
Prothena Corp. plc(1)	490	28,739
Puma Biotechnology, Inc.(1)	520	19,084
Radius Health, Inc.(1)	853	35,945
Regeneron Pharmaceuticals, Inc.(1)	2,057	768,289
Sage Therapeutics, Inc.(1)	599	40,373
Sarepta Therapeutics, Inc.(1)	722	22,461
Seegene, Inc.	10,668	324,545
Shire plc	29,430	1,772,595
Spark Therapeutics, Inc.(1)	604	38,523
Synergy Pharmaceuticals, Inc.(1)	3,971	22,992
TESARO, Inc.(1)	469	88,346
Ultragenyx Pharmaceutical, Inc.(1)	691	58,790
		28,202,220
Building Products — 0.8%
Apogee Enterprises, Inc.	1,896	108,413
Continental Building Products, Inc.(1)	2,742	67,042
CSW Industrials, Inc.(1)	5,659	209,949
Daikin Industries Ltd.	11,900	1,129,676
dormakaba Holding AG	88	72,724
Fortune Brands Home & Security, Inc.	10,283	594,666

Johnson Controls International plc	133,016	5,578,691
Lennox International, Inc.	3,882	639,055
Masonite International Corp.(1)	1,507	117,697
NCI Building Systems, Inc.(1)	5,920	94,720
Nichias Corp.	9,000	84,436
Owens Corning	37,339	2,183,958
PGT Innovations, Inc.(1)	9,610	96,581
USG Corp.(1)	21,876	737,877
		11,715,485
Capital Markets — 2.1%
3i Group plc	60,269	514,893
Affiliated Managers Group, Inc.(1)	5,488	921,600
Ameriprise Financial, Inc.	11,848	1,558,012
Ares Management LP	6,807	147,031
AURELIUS Equity Opportunities SE & Co. KGaA	4,020	266,344
Azimut Holding SpA	29,660	498,035
Bank of New York Mellon Corp. (The)	50,210	2,366,899
Bats Global Markets, Inc.	2,698	94,781
BlackRock, Inc.	3,710	1,437,477
Brookfield Asset Management, Inc., Class A	6,724	242,189
Charles Schwab Corp. (The)	29,892	1,207,936
Daiwa Securities Group, Inc.	102,000	646,710
Deutsche Bank AG	5,303	104,495
Deutsche Boerse AG(1)	10,340	886,194
Eaton Vance Corp.	36,737	1,713,046
Evercore Partners, Inc., Class A	23,320	1,855,106
Franklin Resources, Inc.	24,452	1,052,414
Goldman Sachs Group, Inc. (The)	12,021	2,981,929
Invesco Ltd.	84,736	2,727,652
Investec plc	54,334	390,027
Julius Baer Group Ltd.	25,990	1,271,876
London Stock Exchange Group plc	29,880	1,141,218
Moscow Exchange MICEX-RTS PJSC	236,861	503,928
NEX Group plc	34,020	245,262
Northern Trust Corp.	27,154	2,371,902
Partners Group Holding AG	450	235,451
S&P Global, Inc.	6,148	795,982
SBI Holdings, Inc.	24,200	338,621
SEI Investments Co.	16,997	855,799
State Street Corp.	6,980	556,376
T. Rowe Price Group, Inc.	8,997	640,676
Thomson Reuters Corp.	977	41,327
UBS Group AG	31,816	490,062
		31,101,250
Chemicals — 1.4%
Air Products & Chemicals, Inc.	18,109	2,543,771
Arkema SA	13,430	1,301,838
Axalta Coating Systems Ltd.(1)	11,862	345,303
BASF SE	3,537	329,370
Cabot Corp.	33,738	1,956,129
Celanese Corp.	6,148	548,217
Chase Corp.	389	35,574
Chr Hansen Holding A/S	9,940	593,268

Dow Chemical Co. (The)	62,189	3,871,887
E.I. du Pont de Nemours & Co.	10,092	792,626
Evonik Industries AG	1,574	50,542
FMC Corp.	12,667	729,872
Hanwha Chemical Corp.	6,514	146,036
Hitachi Chemical Co. Ltd.	13,700	385,958
HS Industries Co. Ltd.	32,309	305,732
Hyosung Corp.	1,215	141,298
Ingevity Corp.(1)	10,529	568,250
Innophos Holdings, Inc.	2,290	121,347
Innospec, Inc.	2,334	152,410
Kanto Denka Kogyo Co. Ltd.	22,000	209,141
Koppers Holdings, Inc.	891	39,070
Kumho Petrochemical Co. Ltd.	3,235	219,434
Lenzing AG	1,070	168,333
Lotte Chemical Corp.	304	97,995
LyondellBasell Industries NV, Class A	10,904	994,881
Minerals Technologies, Inc.	2,203	170,182
Mitsubishi Chemical Holdings Corp.	72,400	555,961
Mitsui Chemicals, Inc.	41,000	208,385
Monsanto Co.	5,554	632,212
Scotts Miracle-Gro Co. (The), Class A	4,529	410,463
Sensient Technologies Corp.	2,340	187,060
Shin-Etsu Chemical Co. Ltd.	9,000	761,289
SK Materials Co. Ltd.	1,385	208,715
Taiyo Nippon Sanso Corp.	15,100	187,633
Tosoh Corp.	68,000	591,357
Trinseo SA	1,190	82,288
Valvoline, Inc.(1)	2,747	61,588
W.R. Grace & Co.	3,493	247,444
		20,952,859
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	1,994	81,335
Advanced Disposal Services, Inc.(1)	6,246	136,663
Brady Corp., Class A	988	37,791
Brink's Co. (The)	2,215	118,392
Deluxe Corp.	1,080	79,477
Downer EDI Ltd.	136,868	737,705
InnerWorkings, Inc.(1)	9,379	91,070
Interface, Inc.	4,321	81,667
Intrum Justitia AB	10,611	383,809
KAR Auction Services, Inc.	11,338	508,169
Knoll, Inc.	4,084	91,277
Loomis AB, B Shares	3,970	123,191
Multi-Color Corp.	2,884	206,783
Nissha Printing Co. Ltd.	8,600	244,577
Rentokil Initial plc	81,280	241,147
Republic Services, Inc.	16,067	995,351
Ritchie Bros Auctioneers, Inc.	2,856	96,219
		4,254,623
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	64	7,615
ARRIS International plc(1)	13,598	350,829

Ciena Corp.(1)	4,155	109,443
Cisco Systems, Inc.	142,567	4,872,940
F5 Networks, Inc.(1)	423	60,603
Lumentum Holdings, Inc.	997	45,762
NetScout Systems, Inc.(1)	2,789	103,054
Palo Alto Networks, Inc.(1)	1,740	264,306
		5,814,552
Construction and Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA	11,124	349,124
Argan, Inc.	396	27,284
China Railway Construction Corp. Ltd., H Shares	532,500	753,179
CIMIC Group Ltd.	8,083	233,884
Dycom Industries, Inc.(1)	1,218	100,095
Granite Construction, Inc.	2,886	152,987
Hyundai Development Co-Engineering & Construction	10,850	420,279
Jacobs Engineering Group, Inc.	3,206	180,850
Larsen & Toubro Ltd.	16,177	356,230
Maeda Corp.	29,000	257,359
Peab AB	20,055	189,739
Penta-Ocean Construction Co. Ltd.	10,800	51,046
Toshiba Plant Systems & Services Corp.	18,100	254,233
Valmont Industries, Inc.	864	135,864
		3,462,153
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., H Shares	141,000	491,318
Buzzi Unicem SpA	7,420	183,784
Cemex SAB de CV ADR(1)	136,506	1,154,841
CRH plc	48,960	1,652,780
Eagle Materials, Inc.	2,432	252,223
Forterra, Inc.(1)	3,943	78,190
HeidelbergCement AG	13,890	1,298,015
Summit Materials, Inc., Class A(1)	5,373	128,361
Vulcan Materials Co.	8,656	1,044,000
Wienerberger AG	7,700	151,727
		6,435,239
Consumer Finance — 0.2%
American Express Co.	13,284	1,063,517
Bharat Financial Inclusion Ltd.(1)	38,401	485,691
Discover Financial Services	11,733	834,686
Enova International, Inc.(1)	4,849	69,583
Green Dot Corp., Class A	1,878	55,044
Srisawad Power 1979 PCL	281,740	357,164
		2,865,685
Containers and Packaging — 0.4%
Ball Corp.	17,832	1,311,187
Bemis Co., Inc.	10,339	512,504
Berry Plastics Group, Inc.(1)	890	44,794
CCL Industries, Inc., Class B	1,140	242,308
Graphic Packaging Holding Co.	25,021	334,030
Klabin SA	46,200	230,152
Multi Packaging Solutions International Ltd.(1)	6,028	107,419
Pact Group Holdings Ltd.	35,344	180,745
RPC Group plc	35,574	403,017

Silgan Holdings, Inc.	3,484	207,716
Sonoco Products Co.	10,440	556,661
WestRock Co.	29,054	1,560,781
		5,691,314
Distributors — 0.1%
Bapcor Ltd.	43,184	184,087
Jardine Cycle & Carriage Ltd.	13,955	425,302
LKQ Corp.(1)	26,442	835,038
		1,444,427
Diversified Consumer Services — 0.1%
AA plc	25,066	81,366
Bright Horizons Family Solutions, Inc.(1)	2,772	191,573
Capella Education Co.	298	22,678
Chegg, Inc.(1)	13,068	103,237
Kroton Educacional SA	77,100	338,371
New Oriental Education & Technology Group, Inc. ADR(1)	7,898	382,342
Nord Anglia Education, Inc.(1)	3,176	74,541
TAL Education Group ADR(1)	6,385	552,111
		1,746,219
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	9,133	1,565,579
Challenger Ltd.	43,900	385,049
Compass Diversified Holdings	12,544	208,858
ORIX Corp.	105,600	1,642,583
		3,802,069
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	36,991	1,545,854
Deutsche Telekom AG	13,216	228,357
Level 3 Communications, Inc.(1)	12,500	715,625
Nippon Telegraph & Telephone Corp.	15,700	663,943
Orange SA	26,958	407,398
PCCW Ltd.	529,000	322,324
TDC A/S	43,922	236,359
Telefonica SA	73,074	746,973
Telekomunikasi Indonesia Persero Tbk PT	872,200	251,798
Telstra Corp. Ltd.	190,621	704,439
Verizon Communications, Inc.	62,899	3,121,677
		8,944,747
Electric Utilities — 0.7%
ALLETE, Inc.	1,220	81,996
Edison International	31,808	2,536,370
EDP - Energias de Portugal SA	249,771	772,389
Endesa SA	29,820	634,827
Enel SpA	227,054	974,672
Eversource Energy	6,211	364,337
HK Electric Investments & HK Electric Investments Ltd.	65,000	56,770
PG&E Corp.	30,893	2,062,108
PPL Corp.	20,240	746,451
Tata Power Co. Ltd.	133,293	165,021
Westar Energy, Inc.	3,906	210,846
Xcel Energy, Inc.	54,605	2,386,784
		10,992,571

Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,959	413,937
AMETEK, Inc.	10,319	556,916
Eaton Corp. plc	21,206	1,526,408
Emerson Electric Co.	10,222	614,342
Generac Holdings, Inc.(1)	1,673	65,314
Havells India Ltd.	65,246	397,136
Hubbell, Inc.	8,104	961,296
Mabuchi Motor Co. Ltd.	3,600	194,508
Melrose Industries plc	100,407	265,688
Nexans SA(1)	7,613	392,574
Rockwell Automation, Inc.	4,428	669,071
Schneider Electric SE	5,710	386,482
Vestas Wind Systems A/S	6,634	492,101
		6,935,773
Electronic Equipment, Instruments and Components — 0.9%
AAC Technologies Holdings, Inc.	40,500	426,500
Alps Electric Co. Ltd.	7,000	208,420
Anritsu Corp.	12,300	94,704
AU Optronics Corp.	752,000	297,751
Belden, Inc.	938	66,270
CDW Corp.	23,555	1,387,389
Coherent, Inc.(1)	486	88,734
Dolby Laboratories, Inc., Class A	14,408	704,407
Fabrinet(1)	1,761	73,170
Hexagon AB, B Shares	29,430	1,188,729
IPG Photonics Corp.(1)	611	72,281
Japan Display, Inc.	47,300	117,045
KCE Electronics PCL	105,300	296,392
Keyence Corp.	3,000	1,160,532
Keysight Technologies, Inc.(1)	26,428	993,693
Largan Precision Co. Ltd.	1,000	148,522
Omron Corp.	21,500	924,340
Orbotech Ltd.(1)	2,855	86,078
OSI Systems, Inc.(1)	2,388	180,103
Sunny Optical Technology Group Co. Ltd.	81,000	521,191
TE Connectivity Ltd.	30,502	2,271,484
Tongda Group Holdings Ltd.	790,000	265,610
Topcon Corp.	19,100	334,584
Trimble, Inc.(1)	20,673	641,483
TTM Technologies, Inc.(1)	4,389	70,926
VeriFone Systems, Inc.(1)	7,593	156,947
		12,777,285
Energy Equipment and Services — 1.1%
Amec Foster Wheeler plc	26,377	143,848
Baker Hughes, Inc.	70,331	4,239,553
Basic Energy Services, Inc.	1,064	41,900
Dril-Quip, Inc.(1)	24,542	1,505,652
Frank's International NV	14,320	174,704
Halliburton Co.	16,800	898,128
Helix Energy Solutions Group, Inc.(1)	3,413	28,191
Helmerich & Payne, Inc.	27,073	1,850,981
Keane Group, Inc.	1,854	32,482

Mammoth Energy Services, Inc.(1)	3,081	66,242
Matrix Service Co.(1)	3,302	53,492
National Oilwell Varco, Inc.	21,926	886,249
Petrofac Ltd.	18,716	207,040
Rowan Cos. plc	12,105	219,343
Schlumberger Ltd.	57,168	4,594,020
Subsea 7 SA(1)	43,409	613,582
TechnipFMC plc	6,045	195,374
TGS Nopec Geophysical Co. ASA	1,540	33,800
TMK PJSC	171,825	222,660
Trican Well Service Ltd.	51,700	191,510
US Silica Holdings, Inc.	1,672	84,553
		16,283,304
Equity Real Estate Investment Trusts (REITs) — 2.5%
Activia Properties, Inc.	76	375,451
Alexandria Real Estate Equities, Inc.	5,818	694,146
American Campus Communities, Inc.	4,413	225,504
American Homes 4 Rent	26,917	639,817
American Tower Corp.	28,494	3,270,826
Apartment Investment & Management Co., Class A	15,045	700,044
Armada Hoffler Properties, Inc.	4,408	61,492
Ascendas Real Estate Investment Trust	115,800	206,579
Boston Properties, Inc.	7,612	1,058,296
Brixmor Property Group, Inc.	13,632	318,171
BWP Trust	39,219	85,697
Camden Property Trust	4,523	382,872
CareTrust REIT, Inc.	4,394	69,337
CBL & Associates Properties, Inc.	3,628	36,389
Chatham Lodging Trust	1,470	29,444
Colony Starwood Homes	11,755	386,739
Community Healthcare Trust, Inc.	2,532	60,236
Crown Castle International Corp.	7,209	674,258
CyrusOne, Inc.	3,146	160,131
Dexus Property Group	83,740	606,081
DiamondRock Hospitality Co.	3,310	35,980
Digital Realty Trust, Inc.	7,555	815,940
Duke Realty Corp.	13,525	346,781
Empire State Realty Trust, Inc.	37,944	827,559
EPR Properties	182	14,007
Equinix, Inc.	3,385	1,272,997
Equity Residential	16,641	1,049,548
Four Corners Property Trust, Inc.	1,750	38,815
Gecina SA	949	120,745
GGP, Inc.	20,008	497,399
Goodman Group	96,108	556,329
Great Portland Estates plc	15,517	124,768
H&R Real Estate Investment Trust	11,421	202,933
HCP, Inc.	22,672	743,415
Host Hotels & Resorts, Inc.	12,993	233,744
Hudson Pacific Properties, Inc.	19,455	711,664
Hulic Reit, Inc.	236	390,515
Hyprop Investments Ltd.	20,789	198,817
Kite Realty Group Trust	9,539	216,058

Lamar Advertising Co., Class A	1,900	143,412
Lexington Realty Trust	4,840	54,014
Link REIT	80,500	555,305
Mack-Cali Realty Corp.	13,436	391,659
Mapletree Commercial Trust	195,658	209,424
MedEquities Realty Trust, Inc.	9,238	100,787
Medical Properties Trust, Inc.	19,443	260,925
MGM Growth Properties LLC, Class A	20,119	511,425
Mid-America Apartment Communities, Inc.	7,473	767,701
Mirvac Group	23,104	38,085
National Health Investors, Inc.	1,306	98,890
Nippon Building Fund, Inc.	81	452,784
Omega Healthcare Investors, Inc.	831	27,124
Orix JREIT, Inc.	79	124,395
Paramount Group, Inc.	4,577	79,777
Physicians Realty Trust	10,700	213,144
Piedmont Office Realty Trust, Inc., Class A	30,975	710,566
Prologis, Inc.	16,207	827,367
PS Business Parks, Inc.	573	66,588
Public Storage	5,279	1,200,761
QTS Realty Trust, Inc., Class A	2,635	138,601
Realty Income Corp.	13,254	812,205
Regency Centers Corp.	6,678	469,797
RLJ Lodging Trust	1,756	39,967
Sabra Health Care REIT, Inc.	3,198	86,986
Safestore Holdings plc	59,867	285,258
SBA Communications Corp.	15,591	1,804,970
Scentre Group	120,663	403,354
Segro plc	122,496	750,572
Simon Property Group, Inc.	7,813	1,440,717
Summit Hotel Properties, Inc.	4,250	65,408
Sun Communities, Inc.	838	69,412
Sunstone Hotel Investors, Inc.	10,512	155,052
Unibail-Rodamco SE	2,426	553,472
Urban Edge Properties	12,125	336,226
Urstadt Biddle Properties, Inc., Class A	1,902	42,377
Vornado Realty Trust	9,206	1,011,463
Westfield Corp.	22,443	151,422
Weyerhaeuser Co.	41,857	1,411,418
WP Carey, Inc.	24,337	1,535,421
		36,837,755
Food and Staples Retailing — 1.2%
Ain Holdings, Inc.	1,600	114,932
Alimentation Couche-Tard, Inc., B Shares	21,250	944,907
BIM Birlesik Magazalar AS	16,974	244,411
Casino Guichard Perrachon SA	4,547	240,445
Costco Wholesale Corp.	3,294	583,631
CP ALL PCL	272,800	468,923
CVS Health Corp.	46,167	3,720,137
GS Retail Co. Ltd.	7,604	353,721
Jeronimo Martins SGPS SA	67,400	1,083,906
Kroger Co. (The)	24,356	774,521
Magnit PJSC GDR	11,020	401,789

METRO AG	6,233	193,244
President Chain Store Corp.	47,000	344,040
Raia Drogasil SA	16,700	318,558
Sysco Corp.	15,211	801,924
Wal-Mart Stores, Inc.	95,887	6,801,265
Walgreens Boots Alliance, Inc.	3,432	296,456
X5 Retail Group NV GDR(1)	20,830	631,149
		18,317,959
Food Products — 1.4%
a2 Milk Co. Ltd.(1)	45,750	77,519
AdvancePierre Foods Holdings, Inc.	3,077	89,110
B&G Foods, Inc.	2,252	95,710
Blue Buffalo Pet Products, Inc.(1)	24,134	589,835
Bunge Ltd.	7,477	611,992
Calbee, Inc.	31,600	1,071,663
Campbell Soup Co.	28,624	1,698,834
Conagra Brands, Inc.	30,668	1,263,828
Dean Foods Co.	22,677	413,629
General Mills, Inc.	19,392	1,170,695
Hershey Co. (The)	290	31,422
Hormel Foods Corp.	47,925	1,689,356
Indofood Sukses Makmur Tbk PT	693,900	422,761
Ingredion, Inc.	6,999	846,109
Inventure Foods, Inc.(1)	2,637	14,714
J.M. Smucker Co. (The)	4,822	683,422
Kellogg Co.	25,055	1,855,824
Lamb Weston Holdings, Inc.(1)	6,290	246,505
Marine Harvest ASA	18,509	323,662
Mead Johnson Nutrition Co.	13,327	1,169,977
Mondelez International, Inc., Class A	53,268	2,339,531
Nestle SA	3,343	247,143
Premium Brands Holdings Corp.	2,800	148,791
TreeHouse Foods, Inc.(1)	9,039	769,038
Tyson Foods, Inc., Class A	33,646	2,104,894
WH Group Ltd.(2)	404,500	316,288
		20,292,252
Gas Utilities — 0.2%
Atmos Energy Corp.	6,344	496,672
China Gas Holdings Ltd.	222,000	329,444
National Fuel Gas Co.	10,829	652,989
ONE Gas, Inc.	3,605	236,308
Osaka Gas Co. Ltd.	118,000	455,005
Spire, Inc.	9,274	611,156
		2,781,574
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	46,761	2,107,986
Ambu A/S, B Shares	1,507	60,694
Baxter International, Inc.	31,807	1,619,612
Becton Dickinson and Co.	14,183	2,596,198
BioMerieux	1,460	224,430
Boston Scientific Corp.(1)	62,503	1,534,449
C.R. Bard, Inc.	7,103	1,741,940
Cooper Cos., Inc. (The)	1,581	314,840

Danaher Corp.	11,887	1,016,933
Edwards Lifesciences Corp.(1)	15,479	1,455,645
Essilor International SA	6,932	794,227
Hologic, Inc.(1)	52,118	2,114,948
Intuitive Surgical, Inc.(1)	2,221	1,636,877
Ion Beam Applications	2,548	115,897
Medtronic plc	67,036	5,423,883
Merit Medical Systems, Inc.(1)	4,654	143,343
Nevro Corp.(1)	6,860	658,491
NuVasive, Inc.(1)	10,886	813,837
STERIS plc	10,656	747,305
Sysmex Corp.	10,000	577,685
Teleflex, Inc.	5,636	1,077,491
Utah Medical Products, Inc.	1,119	69,266
West Pharmaceutical Services, Inc.	6,966	574,486
Zimmer Biomet Holdings, Inc.	43,598	5,104,454
		32,524,917
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc.(1)	1,748	78,171
Amedisys, Inc.	9,553	460,646
American Renal Associates Holdings, Inc.(1)	3,829	86,535
AMN Healthcare Services, Inc.(1)	4,751	195,504
Anthem, Inc.	3,880	639,502
Cardinal Health, Inc.	24,767	2,015,291
Centene Corp.(1)	4,709	331,984
Chartwell Retirement Residences	22,532	265,831
CVS Group plc	13,790	178,642
Express Scripts Holding Co.(1)	21,329	1,506,894
Fresenius Medical Care AG & Co. KGaA	10,590	881,256
HCA Holdings, Inc.(1)	16,242	1,416,952
HealthEquity, Inc.(1)	3,605	157,538
HealthSouth Corp.	2,255	95,432
Humana, Inc.	3,746	791,342
LifePoint Health, Inc.(1)	21,063	1,349,085
Magellan Health, Inc.(1)	186	12,862
McKesson Corp.	9,529	1,430,589
Miraca Holdings, Inc.	7,500	359,161
Owens & Minor, Inc.	2,593	93,555
PharMerica Corp.(1)	5,781	142,213
Providence Service Corp. (The)(1)	3,111	126,369
Quest Diagnostics, Inc.	11,330	1,103,995
Tivity Health, Inc.	4,099	118,461
UnitedHealth Group, Inc.	25,013	4,136,650
Universal Health Services, Inc., Class B	3,747	470,623
		18,445,083
Health Care Technology — 0.1%
Cerner Corp.(1)	13,246	729,060
CompuGroup Medical SE	2,933	117,499
Cotiviti Holdings, Inc.(1)	3,281	122,972
Evolent Health, Inc.(1)	3,647	71,846
RaySearch Laboratories AB	6,771	172,527
Veeva Systems, Inc., Class A(1)	2,533	110,667
		1,324,571

Hotels, Restaurants and Leisure — 1.2%
Alsea SAB de CV	82,049	230,814
Aramark	6,307	225,412
Carnival Corp.	58,404	3,267,704
Cedar Fair LP	1,947	133,331
Cheesecake Factory, Inc. (The)	3,806	232,356
China Lodging Group Ltd. ADR	8,446	489,615
Chipotle Mexican Grill, Inc.(1)	2,692	1,127,248
Churchill Downs, Inc.	1,424	214,027
ClubCorp Holdings, Inc.	16,065	274,711
Compass Group plc	51,270	953,004
Darden Restaurants, Inc.	41,017	3,063,150
Flight Centre Travel Group Ltd.	4,419	97,711
Hilton Worldwide Holdings, Inc.	12,218	698,870
Jack in the Box, Inc.	866	81,153
Las Vegas Sands Corp.	24,262	1,284,673
Madison Square Garden Co. (The)(1)	314	56,319
Marriott International, Inc., Class A	4,038	351,266
McDonald's Corp.	419	53,485
MGM Resorts International(1)	37,149	976,647
Minor International PCL	249,100	244,422
Panera Bread Co., Class A(1)	2,502	577,462
Papa John's International, Inc.	6,153	485,595
Peak Resorts, Inc.	2,722	16,332
Planet Fitness, Inc., Class A(1)	2,780	59,798
Red Robin Gourmet Burgers, Inc.(1)	2,637	120,379
Sands China Ltd.	201,600	841,417
Starbucks Corp.	5,800	329,846
Texas Roadhouse, Inc.	1,225	51,817
Vail Resorts, Inc.	3,198	579,414
Whitbread plc	8,320	394,888
Wingstop, Inc.	1,239	32,586
		17,545,452
Household Durables — 0.3%
Cavco Industries, Inc.(1)	20	2,385
Century Communities, Inc.(1)	2,135	48,785
D.R. Horton, Inc.	800	25,600
Electrolux AB	30,813	817,210
Fujitsu General Ltd.	6,000	117,282
Garmin Ltd.	11,680	602,805
Installed Building Products, Inc.(1)	2,137	100,546
Newell Brands, Inc.	43,213	2,118,733
PulteGroup, Inc.	31,588	696,515
SEB SA	710	93,533
		4,623,394
Household Products — 0.7%
Church & Dwight Co., Inc.	17,799	887,102
Kimberly-Clark Corp.	16,827	2,230,419
Procter & Gamble Co. (The)	52,072	4,742,197
Reckitt Benckiser Group plc	10,300	934,401
Spectrum Brands Holdings, Inc.	15,219	2,065,523
		10,859,642

Independent Power and Renewable Electricity Producers†
eRex Co. Ltd.	8,400	260,198
Meridian Energy Ltd.	66,614	129,552
Uniper SE(1)	8,846	125,577
		515,327
Industrial Conglomerates — 0.9%
3M Co.	25,136	4,684,093
Carlisle Cos., Inc.	17,916	1,850,723
DCC plc	1,732	147,539
General Electric Co.	152,738	4,553,120
Honeywell International, Inc.	4,610	573,945
Koninklijke Philips NV	29,856	902,546
Raven Industries, Inc.	966	28,545
Siemens AG	8,348	1,086,027
		13,826,538
Insurance — 2.2%
Aflac, Inc.	41,856	3,028,282
AIA Group Ltd.	235,000	1,484,851
Allianz SE	9,270	1,612,548
Allied World Assurance Co. Holdings AG	3,199	168,971
Allstate Corp. (The)	15,533	1,276,191
American Financial Group, Inc.	821	77,223
Aon plc	5,330	616,415
Aspen Insurance Holdings Ltd.	2,082	116,696
Atlas Financial Holdings, Inc.(1)	2,334	31,509
Aviva plc	232,668	1,437,757
AXA SA	46,506	1,097,208
Brown & Brown, Inc.	13,811	595,254
Chubb Ltd.	27,718	3,829,796
CNP Assurances	25,661	475,334
Dai-ichi Life Holdings, Inc.	6,900	129,745
Discovery Holdings Ltd.	33,963	318,464
Everest Re Group Ltd.	2,575	605,486
FNF Group	7,494	287,245
Hannover Rueck SE	7,525	849,813
Hanover Insurance Group, Inc. (The)	3,370	303,367
Infinity Property & Casualty Corp.	532	50,141
James River Group Holdings Ltd.	4,479	192,687
Kinsale Capital Group, Inc.	2,991	87,786
Legal & General Group plc	42,764	131,757
Lincoln National Corp.	3,580	251,173
Mapfre SA	183,214	566,957
MetLife, Inc.	27,537	1,444,040
MS&AD Insurance Group Holdings, Inc.	5,300	179,222
Muenchener Rueckversicherungs-Gesellschaft AG	1,396	263,840
NN Group NV	25,682	797,860
Old Mutual plc	55,123	149,179
Old Republic International Corp.	13,573	281,097
Ping An Insurance Group Co. of China Ltd., H Shares	130,500	695,964
ProAssurance Corp.	6,635	392,129
Prudential Financial, Inc.	1,912	211,352
Reinsurance Group of America, Inc.	19,481	2,533,699
RLI Corp.	2,512	146,826

SCOR SE	3,057	110,403
Sompo Holdings, Inc.	2,900	108,364
Sony Financial Holdings, Inc.	15,700	275,863
St. James's Place plc	65,080	851,960
Storebrand ASA(1)	28,650	193,426
Swiss Re AG	6,894	616,400
Torchmark Corp.	3,658	283,605
UnipolSai SpA	81,411	172,494
Unum Group	18,000	878,940
Validus Holdings Ltd.	20,389	1,175,630
Zurich Insurance Group AG	2,640	728,901
		32,113,850
Internet and Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)	13,503	11,410,575
ASOS plc(1)	18,372	1,238,328
Ctrip.com International Ltd. ADR(1)	10,422	494,420
Duluth Holdings, Inc., Class B(1)	2,748	57,955
Expedia, Inc.	10,863	1,293,131
Shutterfly, Inc.(1)	4,353	197,539
Start Today Co. Ltd.	56,100	1,172,485
TripAdvisor, Inc.(1)	7,829	324,669
Zalando SE(1)	30,613	1,224,285
		17,413,387
Internet Software and Services — 2.5%
2U, Inc.(1)	4,073	148,868
Alibaba Group Holding Ltd. ADR(1)	33,160	3,412,164
Alphabet, Inc., Class A(1)	19,715	16,657,795
Auto Trader Group plc	65,947	323,394
CoStar Group, Inc.(1)	3,498	710,724
Criteo SA ADR(1)	16,720	785,506
eBay, Inc.(1)	19,923	675,390
Facebook, Inc., Class A(1)	57,636	7,811,983
Five9, Inc.(1)	6,963	110,781
j2 Global, Inc.	1,043	84,921
Just Eat plc(1)	12,420	77,134
LogMeIn, Inc.	4,746	435,445
Mixi, Inc.	3,700	160,390
NAVER Corp.	511	350,684
Q2 Holdings, Inc.(1)	3,544	127,407
Shopify, Inc., Class A(1)	989	58,559
Stamps.com, Inc.(1)	69	8,701
Tencent Holdings Ltd.	149,900	3,997,127
VeriSign, Inc.(1)	8,926	736,127
Weibo Corp. ADR(1)	5,041	254,671
Wix.com Ltd.(1)	963	59,995
Yandex NV, A Shares(1)	21,038	473,355
		37,461,121
IT Services — 1.3%
Accenture plc, Class A	991	121,397
Acxiom Corp.(1)	4,866	138,778
Alliance Data Systems Corp.	3,775	917,249
Booz Allen Hamilton Holding Corp.	29,601	1,058,828
Cardtronics plc	326	14,370

Computer Sciences Corp.	19,586	1,342,816
CSG Systems International, Inc.	5,026	198,075
CSRA, Inc.	7,079	211,096
EVERTEC, Inc.	11,769	198,308
Fidelity National Information Services, Inc.	13,728	1,129,403
Fiserv, Inc.(1)	14,866	1,715,536
Global Payments, Inc.	19,180	1,528,454
Indra Sistemas SA(1)	22,972	289,726
International Business Machines Corp.	24,001	4,315,860
Jack Henry & Associates, Inc.	2,818	264,244
MAXIMUS, Inc.	1,562	93,204
My EG Services Bhd	888,800	326,294
Science Applications International Corp.	1,979	172,114
Vakrangee Ltd.	71,141	338,225
Vantiv, Inc., Class A(1)	15,353	1,003,779
Visa, Inc., Class A	38,498	3,385,514
Worldpay Group plc	208,709	702,863
		19,466,133
Leisure Products — 0.3%
Brunswick Corp.	35,920	2,151,249
Malibu Boats, Inc.(1)	2,492	51,235
Mattel, Inc.	42,851	1,102,556
MCBC Holdings, Inc.	5,710	83,823
Sega Sammy Holdings, Inc.	24,000	353,127
		3,741,990
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	17,100	877,230
Eurofins Scientific SE	515	220,037
Illumina, Inc.(1)	1,333	223,144
INC Research Holdings, Inc., Class A(1)	3,362	146,751
Lonza Group AG	1,398	257,510
Patheon NV(1)	5,087	160,240
Thermo Fisher Scientific, Inc.	496	78,209
Waters Corp.(1)	4,641	719,309
		2,682,430
Machinery — 1.9%
Cargotec Oyj	940	45,689
Caterpillar, Inc.	6,820	659,221
CIRCOR International, Inc.	1,669	103,662
Cummins, Inc.	19,972	2,965,642
DMG Mori Co. Ltd.	18,100	286,455
Donaldson Co., Inc.	5,362	230,298
EnPro Industries, Inc.	4,183	273,066
FANUC Corp.	4,300	846,833
Fortive Corp.	3,046	175,602
Global Brass & Copper Holdings, Inc.	4,141	139,345
Graham Corp.	3,111	68,224
Harsco Corp.	5,071	71,501
Hitachi Construction Machinery Co. Ltd.	24,300	565,403
Industria Macchine Automatiche SpA	2,570	182,282
Ingersoll-Rand plc	67,690	5,371,878
ITT, Inc.	6,280	257,292
John Bean Technologies Corp.	6,297	562,952

Kennametal, Inc.	8,489	314,857
KION Group AG	2,665	155,451
Komatsu Ltd.	49,200	1,187,027
Konecranes Oyj	4,870	175,157
Middleby Corp. (The)(1)	9,210	1,277,519
Mueller Water Products, Inc., Class A	6,835	84,686
NSK Ltd.	26,500	377,881
OC Oerlikon Corp. AG	15,160	163,774
Oshkosh Corp.	10,942	742,852
Parker-Hannifin Corp.	11,873	1,838,415
Rexnord Corp.(1)	3,716	82,384
Sandvik AB	41,640	566,480
Snap-on, Inc.	11,793	2,000,918
Stanley Black & Decker, Inc.	1,149	146,095
Takeuchi Manufacturing Co. Ltd.	7,000	140,069
Timken Co. (The)	8,959	395,988
Toro Co. (The)	25,679	1,546,133
WABCO Holdings, Inc.(1)	13,223	1,484,678
Wabtec Corp.	13,338	1,068,641
Weichai Power Co. Ltd., H Shares	271,000	476,866
Weir Group plc (The)	59,480	1,389,763
Woodward, Inc.	2,220	156,399
		28,577,378
Marine — 0.1%
AP Moeller - Maersk A/S, B Shares	520	847,788
Media — 1.1%
AMC Entertainment Holdings, Inc., Class A	3,126	98,000
APN Outdoor Group Ltd.	26,744	121,593
Atresmedia Corp. de Medios de Comunicacion SA	10,530	121,483
CBS Corp., Class B	783	51,615
Charter Communications, Inc., Class A(1)	2,380	768,883
Cineworld Group plc	20,800	165,053
Comcast Corp., Class A	100,840	3,773,433
CyberAgent, Inc.	18,000	500,690
DISH Network Corp., Class A(1)	4,773	295,926
Entravision Communications Corp., Class A	37,940	202,979
Gray Television, Inc.(1)	5,622	76,459
Metropole Television SA	4,864	103,007
MSG Networks, Inc., Class A	5,888	128,358
Naspers Ltd., N Shares	4,899	783,418
Omnicom Group, Inc.	24,963	2,124,351
ProSiebenSat.1 Media SE	2,883	115,619
Publicis Groupe SA	12,660	853,405
RTL Group SA	3,058	235,263
Scripps Networks Interactive, Inc., Class A	6,778	547,459
Sirius XM Holdings, Inc.	105,610	537,555
Television Broadcasts Ltd.	13,100	57,291
Townsquare Media, Inc.(1)	2,835	30,817
Twenty-First Century Fox, Inc., Class A	78,091	2,336,483
Vivendi SA	41,320	729,062
Walt Disney Co. (The)	11,893	1,309,300
		16,067,502

Metals and Mining — 1.0%
Alumina Ltd.	74,770	105,767
Anglo American plc(1)	17,405	274,390
ArcelorMittal(1)	161,910	1,425,393
Barrick Gold Corp.	102,930	1,912,439
Bekaert SA	2,948	130,468
BHP Billiton plc	5,642	90,836
Boliden AB	9,995	305,167
Centamin plc	25,728	55,804
Evraz plc(1)	73,680	210,645
Fortescue Metals Group Ltd.	341,157	1,734,177
Gerdau SA Preference Shares	139,500	574,483
Glencore plc(1)	120,017	479,607
Lundin Mining Corp.(1)	39,710	238,882
Mineral Resources Ltd.	13,869	118,881
Newmont Mining Corp.	5,554	190,169
Nucor Corp.	30,004	1,877,350
Reliance Steel & Aluminum Co.	6,871	581,630
Rio Tinto plc	67,214	2,749,781
Salzgitter AG	9,350	341,835
South32 Ltd.	50,300	96,027
SSAB AB, A Shares	50,610	200,330
Steel Dynamics, Inc.	6,884	251,954
Vale SA ADR	104,974	1,086,481
Vedanta Resources plc	27,835	297,381
		15,329,877
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	6,452	200,915
New Residential Investment Corp.	1,663	28,055
Starwood Property Trust, Inc.	15,575	356,045
Two Harbors Investment Corp.	10,457	97,250
		682,265
Multi-Utilities — 0.2%
Ameren Corp.	10,755	588,191
CenterPoint Energy, Inc.	29,254	799,219
Centrica plc	250,213	704,472
Consolidated Edison, Inc.	6,617	509,774
E.ON SE	15,883	123,270
Engie SA	26,241	320,809
NorthWestern Corp.	8,589	502,456
		3,548,191
Multiline Retail — 0.4%
Dollar General Corp.	7,815	570,651
Dollar Tree, Inc.(1)	27,948	2,143,053
Don Quijote Holdings Co. Ltd.	4,800	170,047
Marks & Spencer Group plc	46,778	194,333
Ollie's Bargain Outlet Holdings, Inc.(1)	2,523	79,096
Ryohin Keikaku Co. Ltd.	3,300	697,628
Seria Co. Ltd.	3,500	275,402
Target Corp.	36,673	2,155,272
		6,285,482
Oil, Gas and Consumable Fuels — 3.0%
Aegean Marine Petroleum Network, Inc.	3,500	35,350

Aker BP ASA	7,871	138,483
Anadarko Petroleum Corp.	33,308	2,153,362
Ardmore Shipping Corp.	9,750	66,788
BP plc	164,921	928,155
Cabot Oil & Gas Corp.	7,353	161,031
Callon Petroleum Co.(1)	10,675	134,719
Chevron Corp.	37,731	4,244,737
Cimarex Energy Co.	2,318	291,419
Comstock Resources, Inc.(1)	193	1,808
Concho Resources, Inc.(1)	11,929	1,579,996
Contango Oil & Gas Co.(1)	6,698	49,699
Devon Energy Corp.	17,005	737,337
Eclipse Resources Corp.(1)	24,997	53,994
Eni SpA	51,958	799,243
EQT Corp.	23,823	1,426,759
Euronav NV(1)	2,970	24,057
Extraction Oil & Gas, Inc.(1)	3,762	66,587
Exxon Mobil Corp.	41,706	3,391,532
Idemitsu Kosan Co. Ltd.	3,100	99,889
Imperial Oil Ltd.	107,478	3,357,373
JX Holdings, Inc.	20,000	95,260
Kinder Morgan, Inc.	64,579	1,376,178
Lundin Petroleum AB(1)	53,082	1,087,915
Marathon Petroleum Corp.	10,654	528,438
Newfield Exploration Co.(1)	8,255	300,977
Noble Energy, Inc.	31,328	1,140,652
Novatek PJSC GDR	2,911	376,974
Occidental Petroleum Corp.	48,309	3,166,655
ONEOK, Inc.	9,166	495,422
Petroleo Brasileiro SAPetrobras ADR	32,491	327,509
Repsol SA	38,966	577,928
Royal Dutch Shell plc ADR	15,920	875,600
Royal Dutch Shell plc, B Shares	67,207	1,812,565
Royal Dutch Shell plc, Class A	35,705	922,194
RSP Permian, Inc.(1)	2,899	114,482
Scorpio Tankers, Inc.	13,033	50,177
Seven Generations Energy Ltd.(1)	14,464	268,001
SK Innovation Co. Ltd.	2,721	371,784
Spectra Energy Partners LP	4,600	205,758
Statoil ASA	50,930	901,534
TonenGeneral Sekiyu KK	12,000	143,665
TOTAL SA	42,961	2,141,380
TOTAL SA ADR	63,890	3,192,583
Tullow Oil plc(1)	371,454	1,237,106
United Tractors Tbk PT	302,800	559,690
WildHorse Resource Development Corp.	3,114	36,154
Williams Cos., Inc. (The)	34,261	970,957
World Fuel Services Corp.	18,158	656,775
		43,676,631
Paper and Forest Products — 0.1%
KapStone Paper and Packaging Corp.	9,411	212,689
Nine Dragons Paper Holdings Ltd.	232,000	294,375
Sappi Ltd.(1)	78,084	486,987

UPM-Kymmene Oyj	17,253	409,971
		1,404,022
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	14,211	1,177,381
Godrej Consumer Products Ltd.	21,330	527,154
Inter Parfums, Inc.	2,388	82,625
L'Oreal SA	6,100	1,134,463
Nu Skin Enterprises, Inc., Class A	5,453	270,142
Unilever NV CVA	12,750	602,630
		3,794,395
Pharmaceuticals — 2.1%
Aerie Pharmaceuticals, Inc.(1)	886	41,952
Allergan plc(1)	5,340	1,307,339
Aspen Pharmacare Holdings Ltd.	21,359	461,407
AstraZeneca plc	7,340	422,968
Bristol-Myers Squibb Co.	17,921	1,016,300
Catalent, Inc.(1)	27,002	774,958
Depomed, Inc.(1)	1,033	16,931
Dermira, Inc.(1)	872	29,378
Eli Lilly & Co.	6,066	502,326
GlaxoSmithKline plc	33,576	686,603
H. Lundbeck A/S(1)	1,634	66,693
Horizon Pharma plc(1)	4,105	65,885
Indivior plc	31,424	136,357
Jazz Pharmaceuticals plc(1)	1,257	166,703
Johnson & Johnson	54,147	6,617,305
Jounce Therapeutics, Inc.	1,205	24,413
Medicines Co. (The)(1)	4,805	251,878
Merck & Co., Inc.	98,697	6,501,171
Nippon Shinyaku Co. Ltd.	2,800	151,035
Pacira Pharmaceuticals, Inc.(1)	892	38,980
Pfizer, Inc.	155,144	5,293,513
Richter Gedeon Nyrt	22,325	495,155
Roche Holding AG	11,878	2,893,958
Sanofi	3,876	333,960
STADA Arzneimittel AG	2,358	142,764
Supernus Pharmaceuticals, Inc.(1)	1,079	27,730
Teva Pharmaceutical Industries Ltd. ADR	9,520	333,390
TherapeuticsMD, Inc.(1)	3,032	19,041
Theravance Biopharma, Inc.	565	17,300
UCB SA	9,670	688,526
Zoetis, Inc.	29,131	1,552,974
		31,078,893
Professional Services — 0.3%
Equifax, Inc.	8,660	1,135,413
FTI Consulting, Inc.(1)	5,301	213,312
Korn/Ferry International	3,773	116,623
On Assignment, Inc.(1)	1,858	87,679
RELX plc	53,070	991,072
Teleperformance	4,506	498,847
Temp Holdings Co. Ltd.	14,100	238,838
Verisk Analytics, Inc., Class A(1)	12,632	1,047,446

Yumeshin Holdings Co. Ltd.	21,800	156,400
		4,485,630
Real Estate Management and Development — 0.9%
Aroundtown Property Holdings plc	29,983	137,220
Ayala Land, Inc.	909,600	639,428
BR Malls Participacoes SA(1)	66,290	318,020
Bumi Serpong Damai Tbk PT	763,600	104,783
CapitaLand Ltd.	112,900	293,247
Cheung Kong Property Holdings Ltd.	54,500	370,686
China Overseas Land & Investment Ltd.	126,000	387,922
China Resources Land Ltd.	176,000	480,645
Daikyo, Inc.	54,000	112,956
Daito Trust Construction Co. Ltd.	9,700	1,357,283
Daiwa House Industry Co. Ltd.	6,300	172,942
Deutsche EuroShop AG	1,940	80,391
Deutsche Wohnen AG	38,642	1,327,393
Fabege AB	2,465	41,590
FirstService Corp.	1,968	113,365
Global Logistic Properties Ltd.	79,500	150,899
Hang Lung Properties Ltd.	131,000	330,753
Hufvudstaden AB, A Shares	20,554	319,014
Hulic Co. Ltd.	26,300	250,253
Inmobiliaria Colonial SA	47,121	344,398
Kerry Properties Ltd.	22,000	67,449
Leopalace21 Corp.	56,000	294,094
Longfor Properties Co. Ltd.	157,500	251,987
Mitsubishi Estate Co. Ltd.	48,000	937,826
Multiplan Empreendimentos Imobiliarios SA	23,500	485,728
Multiplan Empreendimentos Imobiliarios SA GDR	1,744	36,943
New World Development Co. Ltd.	266,000	348,138
Open House Co. Ltd.	2,500	59,349
Realogy Holdings Corp.	17,742	491,453
Sponda Oyj	63,962	267,928
Sumitomo Realty & Development Co. Ltd.	18,000	496,845
Sun Hung Kai Properties Ltd.	41,000	599,454
TLG Immobilien AG	6,435	124,176
UNITE Group plc (The)	28,248	219,072
Vonovia SE	3,721	129,653
Wharf Holdings Ltd. (The)	46,000	364,722
Wheelock & Co. Ltd.	23,000	149,474
		12,657,479
Road and Rail — 0.5%
Canadian Pacific Railway Ltd., (New York)	2,834	417,958
Central Japan Railway Co.	3,100	507,170
CJ Korea Express Corp.(1)	2,202	335,923
DSV A/S	31,005	1,526,201
Go-Ahead Group plc	4,172	101,984
Heartland Express, Inc.	41,959	870,230
Norfolk Southern Corp.	7,219	873,716
Saia, Inc.(1)	1,132	54,732
Union Pacific Corp.	29,529	3,187,360
		7,875,274

Semiconductors and Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(1)	5,422	78,402
Applied Materials, Inc.	159,693	5,784,081
ASM Pacific Technology Ltd.	29,200	363,171
ASML Holding NV	16,578	2,010,054
Broadcom Ltd.	14,645	3,089,070
Cavium, Inc.(1)	9,693	634,988
Cypress Semiconductor Corp.	8,657	114,878
Dialog Semiconductor plc(1)	1,390	73,253
Disco Corp.	1,500	225,511
Exar Corp.(1)	22,053	230,674
Infineon Technologies AG	52,480	934,034
Inphi Corp.(1)	1,596	74,916
Intel Corp.	142,239	5,149,052
KLA-Tencor Corp.	9,124	822,255
Kulicke & Soffa Industries, Inc.(1)	5,876	120,282
Lam Research Corp.	20,029	2,374,238
MACOM Technology Solutions Holdings, Inc.(1)	949	43,739
Marvell Technology Group Ltd.	43,072	671,923
Maxim Integrated Products, Inc.	40,536	1,795,745
Microsemi Corp.(1)	4,329	224,329
Monolithic Power Systems, Inc.	1,547	136,090
NVIDIA Corp.	6,963	706,605
Powertech Technology, Inc.	75,000	217,857
QUALCOMM, Inc.	64,352	3,634,601
Rohm Co. Ltd.	8,800	568,677
Semtech Corp.(1)	396	13,246
SK Hynix, Inc.	8,874	366,496
Skyworks Solutions, Inc.	97	9,197
Sumco Corp.	22,100	324,974
Taiwan Semiconductor Manufacturing Co. Ltd.	373,500	2,282,842
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,425	170,725
Teradyne, Inc.	32,394	921,285
Texas Instruments, Inc.	34,436	2,638,486
Tower Semiconductor Ltd.(1)	3,089	71,257
		36,876,933
Software — 2.7%
Activision Blizzard, Inc.	58,498	2,640,015
Adobe Systems, Inc.(1)	21,111	2,498,276
ANSYS, Inc.	929	99,180
BroadSoft, Inc.(1)	3,995	170,986
CDK Global, Inc.	9,821	652,409
Citrix Systems, Inc.(1)	7,833	618,415
Electronic Arts, Inc.(1)	29,089	2,516,199
Guidewire Software, Inc.(1)	8,812	481,488
Konami Holdings Corp.	2,400	101,260
Microsoft Corp.	187,492	11,995,738
Mobileye NV(1)	17,220	783,854
Oracle Corp. (New York)	158,755	6,761,375
Oracle Corp. (Tokyo)	1,700	98,963
Proofpoint, Inc.(1)	972	76,564
RealPage, Inc.(1)	5,103	172,226
RingCentral, Inc., Class A(1)	5,907	157,717

salesforce.com, Inc.(1)	14,306	1,163,793
SAP SE	17,000	1,583,961
ServiceNow, Inc.(1)	8,146	708,050
Splunk, Inc.(1)	25,501	1,574,177
SS&C Technologies Holdings, Inc.(1)	3,616	126,632
Symantec Corp.	34,822	994,865
Synopsys, Inc.(1)	6,129	437,856
Tyler Technologies, Inc.(1)	6,186	938,107
VMware, Inc., Class A(1)	32,615	2,931,762
		40,283,868
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	12,050	1,887,150
AutoZone, Inc.(1)	983	724,029
Best Buy Co., Inc.	41,401	1,827,026
Burlington Stores, Inc.(1)	9,084	808,567
Camping World Holdings, Inc., Class A(1)	2,498	87,855
Children's Place, Inc. (The)	2,285	231,470
CST Brands, Inc.	11,397	548,538
Foot Locker, Inc.	1,975	149,448
Foundation Building Materials, Inc.	2,679	43,775
Home Depot, Inc. (The)	6,018	872,068
Industria de Diseno Textil SA	40,055	1,286,606
L Brands, Inc.	11,749	618,232
Maisons du Monde SA(1)	6,435	175,885
MarineMax, Inc.(1)	4,408	99,180
Michaels Cos., Inc. (The)(1)	15,263	306,634
Nitori Holdings Co. Ltd.	10,600	1,234,127
O'Reilly Automotive, Inc.(1)	12,562	3,413,221
Penske Automotive Group, Inc.	1,339	67,352
Pier 1 Imports, Inc.	1,883	12,673
Ross Stores, Inc.	27,212	1,866,199
Sleep Country Canada Holdings, Inc.	11,910	262,285
TJX Cos., Inc. (The)	21,038	1,650,431
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	2,510	686,309
Urban Outfitters, Inc.(1)	10,951	285,055
Williams-Sonoma, Inc.	10,202	495,715
		19,639,830
Technology Hardware, Storage and Peripherals — 1.5%
Apple, Inc.	123,262	16,885,661
Brother Industries Ltd.	11,100	209,166
Canon, Inc.	11,300	330,013
Cray, Inc.(1)	4,364	90,990
Lite-On Technology Corp.	61,000	102,438
Logitech International SA	13,976	404,244
NetApp, Inc.	12,198	510,242
Quanta Computer, Inc.	160,000	328,976
Samsung Electronics Co. Ltd.	1,818	3,090,158
Seiko Epson Corp.	13,500	301,976
		22,253,864
Textiles, Apparel and Luxury Goods — 0.5%
adidas AG	6,940	1,164,594
Cie Financiere Richemont SA	10,980	809,001
Coach, Inc.	29,011	1,105,029

Culp, Inc.	1,222	41,548
Kering	6,630	1,613,722
Pandora A/S	5,780	658,985
PRADA SpA	34,000	129,642
Ralph Lauren Corp.	9,155	726,266
Salvatore Ferragamo SpA	10,275	293,686
Shenzhou International Group Holdings Ltd.	80,000	478,172
Taiwan Paiho Ltd.	142,000	426,173
		7,446,818
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	48,371	729,918
Essent Group Ltd.(1)	63,369	2,205,875
		2,935,793
Tobacco — 0.3%
Altria Group, Inc.	18,081	1,354,629
British American Tobacco plc	31,440	1,981,826
Imperial Brands plc	5,139	241,869
Philip Morris International, Inc.	10,574	1,156,267
		4,734,591
Trading Companies and Distributors — 0.5%
Ashtead Group plc	85,782	1,762,690
Bunzl plc	26,540	742,620
DXP Enterprises, Inc.(1)	1,512	52,920
GMS, Inc.(1)	3,144	94,572
Mitsubishi Corp.	9,000	203,040
MonotaRO Co. Ltd.	14,000	396,279
MRC Global, Inc.(1)	6,158	124,453
Rexel SA	42,990	695,223
SiteOne Landscape Supply, Inc.(1)	3,071	120,414
Sumitomo Corp.	8,800	118,239
Toyota Tsusho Corp.	13,300	396,591
United Rentals, Inc.(1)	5,075	649,752
Wolseley plc	21,350	1,302,089
		6,658,882
Transportation Infrastructure†
Airports of Thailand PCL	180,000	199,825
BBA Aviation plc	45,120	170,761
		370,586
Water Utilities†
Beijing Enterprises Water Group Ltd.	728,000	520,476
Wireless Telecommunication Services — 0.1%
China Mobile Ltd.	33,000	363,885
Drillisch AG	5,939	269,288
KDDI Corp.	11,200	292,998
NTT DOCOMO, Inc.	29,700	705,059
StarHub Ltd.	53,900	110,769
		1,741,999
TOTAL COMMON STOCKS (Cost $727,365,273)		925,700,442
U.S. TREASURY SECURITIES — 11.9%
U.S. Treasury Bills, 0.64%, 8/10/17(3)(4)	100,000	99,705
U.S. Treasury Bonds, 3.50%, 2/15/39	2,497,000	2,770,257
U.S. Treasury Bonds, 4.375%, 11/15/39	2,375,000	2,972,785
U.S. Treasury Bonds, 2.875%, 5/15/43	2,410,000	2,368,061

U.S. Treasury Bonds, 3.75%, 11/15/43	190,000	218,389
U.S. Treasury Bonds, 3.125%, 8/15/44	70,000	72,070
U.S. Treasury Bonds, 2.50%, 2/15/45	6,300,000	5,718,970
U.S. Treasury Bonds, 3.00%, 5/15/45	160,000	160,706
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	1,915,520	2,284,202
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,963,084	3,659,083
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	136,018	193,285
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	670,212	855,016
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,282,113	2,928,590
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,083,517	2,029,224
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,018,607	960,886
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	3,055,994	3,426,530
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,188,590	3,091,373
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,373,530	3,574,704
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,494,008	1,523,442
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	4,465,880	4,729,407
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	8,763,160	8,927,382
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	6,401,344	6,767,488
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	3,056,010	3,099,194
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,356,000	5,581,016
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,732,286	1,755,039
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,903,402	6,937,118
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(4)	2,386,112	2,438,719
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,173,600	5,334,840
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,303,629	9,282,677
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,077,320	4,068,285
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,561,660	2,978,278
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	9,060,912	9,142,388
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	2,032,160	2,083,252
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/26	121,642	139,143
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,021,660	2,970,334
U.S. Treasury Notes, 0.50%, 3/31/17	3,250,000	3,250,292
U.S. Treasury Notes, 0.75%, 10/31/17	1,125,000	1,124,737
U.S. Treasury Notes, 1.00%, 2/15/18(4)	50,000	50,032
U.S. Treasury Notes, 1.00%, 3/15/18	5,000,000	5,001,855
U.S. Treasury Notes, 0.75%, 4/15/18	2,200,000	2,194,243
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	305,625
U.S. Treasury Notes, 1.375%, 9/30/18	6,000,000	6,024,138
U.S. Treasury Notes, 1.25%, 11/30/18	800,000	801,078
U.S. Treasury Notes, 1.125%, 1/31/19	1,300,000	1,297,690
U.S. Treasury Notes, 1.50%, 2/28/19	650,000	653,301
U.S. Treasury Notes, 1.75%, 9/30/19	2,700,000	2,724,681
U.S. Treasury Notes, 1.50%, 11/30/19	50,000	50,074
U.S. Treasury Notes, 1.375%, 12/15/19	500,000	498,965
U.S. Treasury Notes, 1.375%, 1/15/20	1,200,000	1,196,836
U.S. Treasury Notes, 1.375%, 2/29/20(4)	4,656,000	4,637,632
U.S. Treasury Notes, 1.375%, 3/31/20	7,303,000	7,269,479
U.S. Treasury Notes, 1.50%, 5/31/20	1,700,000	1,695,650
U.S. Treasury Notes, 1.625%, 6/30/20	2,250,000	2,252,020
U.S. Treasury Notes, 1.375%, 10/31/20	700,000	692,385
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	252,715
U.S. Treasury Notes, 1.75%, 12/31/20	2,900,000	2,902,549
U.S. Treasury Notes, 2.25%, 4/30/21	1,000,000	1,018,711

U.S. Treasury Notes, 1.375%, 5/31/21		200,000	196,434
U.S. Treasury Notes, 2.00%, 10/31/21		6,120,000	6,151,916
U.S. Treasury Notes, 2.00%, 12/31/21		7,350,000	7,384,163
U.S. Treasury Notes, 1.50%, 2/28/23		1,580,000	1,527,971
U.S. Treasury Notes, 1.375%, 6/30/23		450,000	430,075
U.S. Treasury Notes, 1.25%, 7/31/23		50,000	47,352
TOTAL U.S. TREASURY SECURITIES (Cost $174,073,908)			176,774,437
CORPORATE BONDS — 9.6%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		90,000	88,434
Bombardier, Inc., 4.75%, 4/15/19(2)		60,000	61,875
Bombardier, Inc., 5.75%, 3/15/22(2)		30,000	30,037
Bombardier, Inc., 6.00%, 10/15/22(2)		35,000	35,131
Bombardier, Inc., 7.50%, 3/15/25(2)		80,000	83,100
KLX, Inc., 5.875%, 12/1/22(2)		75,000	79,234
Lockheed Martin Corp., 4.25%, 11/15/19		220,000	233,877
Lockheed Martin Corp., 3.55%, 1/15/26		70,000	71,703
TransDigm, Inc., 6.00%, 7/15/22		115,000	118,594
TransDigm, Inc., 6.375%, 6/15/26(2)		50,000	50,625
United Technologies Corp., 6.05%, 6/1/36		140,000	176,404
United Technologies Corp., 3.75%, 11/1/46		90,000	86,487
			1,115,501
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(2)		70,000	73,763
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)		135,000	137,700
United Continental Holdings, Inc., 5.00%, 2/1/24		75,000	75,094
			212,794
Auto Components†
American Axle & Manufacturing, Inc., 6.25%, 3/15/21		25,000	25,781
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		50,000	52,000
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		145,000	151,235
Tenneco, Inc., 5.00%, 7/15/26		120,000	120,600
ZF North America Capital, Inc., 4.50%, 4/29/22(2)		70,000	72,888
ZF North America Capital, Inc., 4.75%, 4/29/25(2)		105,000	108,544
			531,048
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(2)		70,000	70,101
American Honda Finance Corp., 2.125%, 10/10/18		150,000	151,317
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,046
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		$150,000	150,332
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		50,000	51,875
Ford Motor Co., 4.35%, 12/8/26		130,000	133,651
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		40,000	41,517
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		850,000	951,295
General Motors Co., 5.00%, 4/1/35		190,000	192,459
General Motors Financial Co., Inc., 3.25%, 5/15/18		180,000	183,058
General Motors Financial Co., Inc., 3.10%, 1/15/19		270,000	274,972
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	434,936
General Motors Financial Co., Inc., 5.25%, 3/1/26		200,000	217,063
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(2)		85,000	85,956
			2,949,578

Banks — 1.7%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	330,808
Bank of America Corp., 5.75%, 12/1/17		$540,000	557,004
Bank of America Corp., 5.70%, 1/24/22		310,000	348,628
Bank of America Corp., 4.10%, 7/24/23		110,000	115,309
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	100,000	106,404
Bank of America Corp., MTN, 4.00%, 4/1/24		$90,000	93,863
Bank of America Corp., MTN, 4.20%, 8/26/24		310,000	320,428
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	252,882
Bank of America Corp., MTN, 5.00%, 1/21/44		250,000	277,445
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		80,000	81,678
Bank of America N.A., 5.30%, 3/15/17		232,000	232,334
Bank of Montreal, MTN, 1.30%, 7/14/17		2,500,000	2,501,425
Bank of Nova Scotia (The), 1.375%, 12/18/17		2,900,000	2,898,573
Barclays Bank plc, 5.14%, 10/14/20		100,000	106,825
Barclays Bank plc, 7.625%, 11/21/22		100,000	107,607
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	66,150
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	200,000	214,798
BPCE SA, VRN, 2.75%, 7/8/21	EUR	200,000	217,656
Branch Banking & Trust Co., 3.625%, 9/16/25		$100,000	103,075
Capital One Financial Corp., 4.20%, 10/29/25		115,000	117,116
Citigroup, Inc., 1.75%, 5/1/18		580,000	580,292
Citigroup, Inc., 4.50%, 1/14/22		580,000	620,890
Citigroup, Inc., 4.05%, 7/30/22		80,000	83,666
Citigroup, Inc., 4.45%, 9/29/27		905,000	928,535
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	279,259
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	164,442
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	130,000	163,119
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$280,000	295,945
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	150,000	166,200
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	200,000	236,244
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	590,000	709,402
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	90,000	109,273
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	367,172
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	610,000	877,656
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	600,000	720,751
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	125,590
Fifth Third Bank, 2.875%, 10/1/21		230,000	233,293
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	140,000	203,062
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	570,000	662,322
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$150,000	141,318
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	275,450
JPMorgan Chase & Co., 4.625%, 5/10/21		$80,000	86,442
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	132,723
JPMorgan Chase & Co., 3.875%, 9/10/24		1,210,000	1,234,886
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	316,938
KeyCorp, MTN, 2.30%, 12/13/18		230,000	231,299
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	340,000	391,226
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22		$250,000	246,219
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	520,000	708,459
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	198,625
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)		$140,000	152,673
Royal Bank of Canada, MTN, 1.50%, 1/16/18		2,100,000	2,101,422

Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,575
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		100,000	95,750
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	600,000	629,593
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	145,316
U.S. Bancorp, MTN, 3.00%, 3/15/22		$130,000	132,773
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	319,075
Wells Fargo & Co., 3.07%, 1/24/23		170,000	170,789
Wells Fargo & Co., 4.125%, 8/15/23		300,000	314,587
Wells Fargo & Co., 3.00%, 4/22/26		220,000	212,723
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	283,462
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	113,755
Wells Fargo & Co., MTN, 3.55%, 9/29/25		$110,000	111,068
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	204,848
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	179,773
			25,750,888
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		540,000	552,005
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		320,000	325,271
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	408,135
Constellation Brands, Inc., 4.75%, 12/1/25		270,000	291,524
Molson Coors Brewing Co., 3.00%, 7/15/26		240,000	229,327
			1,806,262
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22		460,000	457,843
AbbVie, Inc., 3.60%, 5/14/25		70,000	69,822
AbbVie, Inc., 4.40%, 11/6/42		240,000	231,312
AbbVie, Inc., 4.45%, 5/14/46		30,000	29,110
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)		105,000	101,850
Amgen, Inc., 4.66%, 6/15/51		219,000	222,064
Biogen, Inc., 3.625%, 9/15/22		270,000	279,594
Celgene Corp., 3.25%, 8/15/22		160,000	162,247
Celgene Corp., 3.625%, 5/15/24		410,000	414,051
Celgene Corp., 3.875%, 8/15/25		140,000	143,383
Celgene Corp., 5.00%, 8/15/45		30,000	31,978
Concordia International Corp., 7.00%, 4/15/23(2)		100,000	39,500
Concordia International Corp., 9.50%, 10/21/22(2)		20,000	8,800
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	107,899
Gilead Sciences, Inc., 3.65%, 3/1/26		700,000	711,881
			3,011,334
Building Products†
Masco Corp., 5.95%, 3/15/22		70,000	78,799
Masco Corp., 4.45%, 4/1/25		170,000	178,281
			257,080
Capital Markets†
Dresdner Funding Trust I, 8.15%, 6/30/31(2)		65,000	76,700
Jefferies Group LLC, 5.125%, 4/13/18		180,000	186,177
Jefferies Group LLC, 4.85%, 1/15/27		90,000	92,439
			355,316
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		185,000	192,724
Blue Cube Spinco, Inc., 9.75%, 10/15/23		70,000	83,825
CF Industries, Inc., 3.45%, 6/1/23		80,000	74,700
Chemours Co. (The), 6.625%, 5/15/23		100,000	107,125

Dow Chemical Co. (The), 4.25%, 11/15/20	113,000	120,358
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	8,000	7,980
Ecolab, Inc., 4.35%, 12/8/21	60,000	64,983
Hexion, Inc., 8.875%, 2/1/18	125,000	125,187
Hexion, Inc., 6.625%, 4/15/20	30,000	28,050
Huntsman International LLC, 5.125%, 11/15/22	85,000	89,675
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	115,000	117,587
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	211,543
LyondellBasell Industries NV, 4.625%, 2/26/55	50,000	48,264
Mosaic Co. (The), 5.625%, 11/15/43	120,000	126,433
Platform Specialty Products Corp., 6.50%, 2/1/22(2)	50,000	52,500
Tronox Finance LLC, 6.375%, 8/15/20	75,000	76,687
		1,527,621
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	100,000	109,625
Clean Harbors, Inc., 5.25%, 8/1/20	50,000	51,100
Covanta Holding Corp., 5.875%, 3/1/24	80,000	81,400
Envision Healthcare Corp., 5.125%, 7/1/22(2)	100,000	102,875
Iron Mountain, Inc., 5.75%, 8/15/24	135,000	139,217
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	100,000	109,875
Republic Services, Inc., 3.55%, 6/1/22	350,000	364,824
Waste Management, Inc., 4.10%, 3/1/45	120,000	122,598
		1,081,514
Communications Equipment†
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	50,000	55,500
Cisco Systems, Inc., 2.50%, 9/20/26	150,000	144,077
Cisco Systems, Inc., 5.90%, 2/15/39	24,000	30,972
CommScope, Inc., 5.50%, 6/15/24(2)	65,000	68,331
Nokia Oyj, 5.375%, 5/15/19	50,000	53,063
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	130,000	138,125
		490,068
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	75,000	76,781
Construction Materials†
Builders FirstSource, Inc., 10.75%, 8/15/23(2)	35,000	40,775
Builders FirstSource, Inc., 5.625%, 9/1/24(2)	90,000	92,925
Owens Corning, 4.20%, 12/15/22	140,000	146,536
Ply Gem Industries, Inc., 6.50%, 2/1/22	125,000	130,494
Standard Industries, Inc., 6.00%, 10/15/25(2)	60,000	64,050
USG Corp., 5.50%, 3/1/25(2)	65,000	69,306
		544,086
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	256,167
American Express Co., 1.55%, 5/22/18	120,000	119,989
American Express Credit Corp., 2.60%, 9/14/20	105,000	106,197
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	139,017
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	251,026
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	251,571
CIT Group, Inc., 5.00%, 8/15/22	240,000	255,000
CIT Group, Inc., 5.00%, 8/1/23	100,000	106,312
Discover Financial Services, 3.75%, 3/4/25	350,000	346,921
Equifax, Inc., 3.30%, 12/15/22	170,000	173,270
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	55,000	59,263

Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)		35,000	33,863
Navient Corp., 5.00%, 10/26/20		100,000	100,720
Navient Corp., 5.50%, 1/25/23		125,000	120,469
OneMain Financial Holdings LLC, 6.75%, 12/15/19(2)		85,000	89,304
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)		80,000	83,500
PNC Bank N.A., 6.00%, 12/7/17		640,000	661,319
PNC Bank N.A., 1.95%, 3/4/19		250,000	250,712
Synchrony Financial, 2.60%, 1/15/19		140,000	141,205
Synchrony Financial, 3.00%, 8/15/19		50,000	50,794
			3,596,619
Containers and Packaging — 0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(2)		150,000	156,270
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(2)		200,000	218,750
Ball Corp., 4.00%, 11/15/23		195,000	195,487
Ball Corp., 5.25%, 7/1/25		35,000	37,275
Berry Plastics Corp., 5.50%, 5/15/22		60,000	62,775
Berry Plastics Corp., 5.125%, 7/15/23		50,000	51,688
BWAY Holding Co., 9.125%, 8/15/21(2)		100,000	109,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		305,000	313,769
Novelis Corp., 6.25%, 8/15/24(2)		50,000	53,125
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		70,000	75,294
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		20,000	20,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		64,814	66,596
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		215,000	231,662
Sealed Air Corp., 5.125%, 12/1/24(2)		120,000	126,000
WestRock RKT Co., 3.50%, 3/1/20		170,000	174,967
			1,893,283
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	127,714
Service Corp. International / US, 5.375%, 1/15/22		75,000	77,813
			205,527
Diversified Financial Services — 0.6%
Ally Financial, Inc., 3.60%, 5/21/18		110,000	112,200
Ally Financial, Inc., 8.00%, 3/15/20		145,000	166,190
Ally Financial, Inc., 4.625%, 3/30/25		180,000	184,725
Ally Financial, Inc., 5.75%, 11/20/25		130,000	137,800
Ally Financial, Inc., 8.00%, 11/1/31		75,000	92,625
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	300,000	324,407
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	160,294
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	220,000	270,494
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$604,000	609,190
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		1,030,000	1,032,301
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	70,659
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	216,118
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$580,000	653,993
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		200,000	200,671
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		280,000	287,559
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		290,000	312,805
HSBC Holdings plc, 2.95%, 5/25/21		200,000	201,460
HSBC Holdings plc, 4.30%, 3/8/26		400,000	419,442
HUB International Ltd., 7.875%, 10/1/21(2)		75,000	79,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	94,051
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	82,000

Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)		75,000	76,687
Morgan Stanley, 5.00%, 11/24/25		780,000	842,611
Morgan Stanley, 4.375%, 1/22/47		80,000	81,663
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	834,618
Morgan Stanley, MTN, 2.50%, 4/21/21		90,000	89,730
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	255,756
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		60,000	61,650
Societe Generale SA, VRN, 5.92%, 4/5/17(2)		105,000	105,916
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	100,000	113,553
			8,170,668
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21		$160,000	172,963
AT&T, Inc., 3.875%, 8/15/21		100,000	103,820
AT&T, Inc., 3.60%, 2/17/23		230,000	232,391
AT&T, Inc., 4.45%, 4/1/24		120,000	125,978
AT&T, Inc., 3.40%, 5/15/25		170,000	164,626
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	134,443
AT&T, Inc., 6.55%, 2/15/39		$290,000	340,535
AT&T, Inc., 4.30%, 12/15/42		210,000	188,590
British Telecommunications plc, 5.95%, 1/15/18		420,000	435,378
CenturyLink, Inc., 5.625%, 4/1/20		200,000	212,126
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)		85,000	90,100
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		250,000	250,024
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)		210,000	210,035
Frontier Communications Corp., 7.125%, 3/15/19		100,000	106,750
Frontier Communications Corp., 8.50%, 4/15/20		20,000	21,300
Frontier Communications Corp., 10.50%, 9/15/22		90,000	94,163
Frontier Communications Corp., 7.125%, 1/15/23		195,000	177,450
Frontier Communications Corp., 6.875%, 1/15/25		140,000	118,650
Frontier Communications Corp., 11.00%, 9/15/25		40,000	40,400
Hughes Satellite Systems Corp., 5.25%, 8/1/26(2)		100,000	101,875
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	50,250
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		75,000	72,188
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	162,750
Level 3 Financing, Inc., 5.375%, 8/15/22		90,000	93,533
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	51,750
Orange SA, 4.125%, 9/14/21		180,000	190,679
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	167,603
SoftBank Group Corp., 4.50%, 4/15/20(2)		$150,000	155,437
Sprint Capital Corp., 8.75%, 3/15/32		105,000	126,263
Telecom Italia Capital SA, 6.375%, 11/15/33		100,000	101,500
Telecom Italia SpA/Milano, MTN, 5.875%, 5/19/23	GBP	150,000	209,519
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	200,000	228,308
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	116,299
Verizon Communications, Inc., 3.65%, 9/14/18		$550,000	566,606
Verizon Communications, Inc., 2.625%, 8/15/26		130,000	119,390
Verizon Communications, Inc., 5.05%, 3/15/34		750,000	773,553
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	97,231
Verizon Communications, Inc., 4.86%, 8/21/46		90,000	88,591
Verizon Communications, Inc., 5.01%, 8/21/54		144,000	140,392
Windstream Services LLC, 7.75%, 10/15/20		70,000	72,128
Windstream Services LLC, 6.375%, 8/1/23		100,000	91,250
			6,996,817

Electric Utilities†
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	109,027
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(2)		$125,000	128,750
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		40,000	39,140
Ensco plc, 8.00%, 1/31/24(2)		50,000	51,500
FTS International, Inc., 6.25%, 5/1/22		60,000	57,000
Halliburton Co., 3.80%, 11/15/25		190,000	195,525
Noble Holding International Ltd., 7.75%, 1/15/24		90,000	87,750
Pacific Drilling SA, 5.375%, 6/1/20(2)		115,000	53,763
Paragon Offshore plc, 7.25%, 8/15/24(1)(2)(5)		90,000	17,100
Precision Drilling Corp., 5.25%, 11/15/24		105,000	104,475
SESI LLC, 6.375%, 5/1/19		50,000	50,313
Transocean, Inc., 4.25%, 10/15/17		110,000	110,924
Transocean, Inc., 9.00%, 7/15/23(2)		130,000	141,050
Weatherford International Ltd., 7.75%, 6/15/21		95,000	102,837
Weatherford International Ltd., 4.50%, 4/15/22		160,000	153,800
			1,165,177
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		170,000	182,823
American Tower Corp., 3.375%, 10/15/26		260,000	249,054
Boston Properties LP, 3.65%, 2/1/26		80,000	80,382
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23		140,000	152,425
Crown Castle International Corp., 5.25%, 1/15/23		150,000	164,749
Crown Castle International Corp., 4.45%, 2/15/26		150,000	156,257
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21		75,000	77,437
DDR Corp., 3.625%, 2/1/25		130,000	126,341
Equinix, Inc., 5.375%, 4/1/23		75,000	78,187
Essex Portfolio LP, 3.625%, 8/15/22		100,000	102,938
Essex Portfolio LP, 3.25%, 5/1/23		50,000	49,995
Hospitality Properties Trust, 4.65%, 3/15/24		470,000	482,507
Kilroy Realty LP, 3.80%, 1/15/23		160,000	164,561
Kilroy Realty LP, 4.375%, 10/1/25		40,000	41,960
Kimco Realty Corp., 2.80%, 10/1/26		150,000	140,865
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(2)		90,000	95,400
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	77,063
Simon Property Group LP, 3.25%, 11/30/26		200,000	199,041
VEREIT Operating Partnership LP, 4.125%, 6/1/21		200,000	205,280
Welltower, Inc., 3.75%, 3/15/23		160,000	164,543
			2,991,808
Financial Services†
PetSmart, Inc., 7.125%, 3/15/23(2)		230,000	226,263
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		195,000	223,275
			449,538
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(2)		100,000	106,000
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)		40,000	33,900
CVS Health Corp., 3.50%, 7/20/22		160,000	164,865
CVS Health Corp., 5.125%, 7/20/45		120,000	134,281
Dollar General Corp., 3.25%, 4/15/23		170,000	170,264
Horizon Pharma, Inc., 6.625%, 5/1/23		75,000	73,463
Kroger Co. (The), 3.30%, 1/15/21		190,000	195,408

Kroger Co. (The), 3.875%, 10/15/46	90,000	82,844
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)	200,000	197,281
Rite Aid Corp., 6.125%, 4/1/23(2)	150,000	159,510
SUPERVALU, Inc., 6.75%, 6/1/21	40,000	40,100
Sysco Corp., 3.30%, 7/15/26	80,000	78,890
Target Corp., 2.50%, 4/15/26	180,000	169,884
Tesco plc, 6.15%, 11/15/37(2)	80,000	81,893
Wal-Mart Stores, Inc., 2.55%, 4/11/23	280,000	280,020
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	422,443
		2,391,046
Food Products — 0.1%
JBS Investments GmbH, 7.25%, 4/3/24(2)	70,000	74,900
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)	95,000	98,325
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)	90,000	93,375
Kraft Heinz Foods Co., 3.95%, 7/15/25	200,000	204,185
Kraft Heinz Foods Co., 5.20%, 7/15/45	110,000	116,646
Kraft Heinz Foods Co., 4.375%, 6/1/46	80,000	75,944
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	100,000	102,000
Nature's Bounty Co. (The), 7.625%, 5/15/21(2)	50,000	52,938
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)	170,000	175,525
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	55,000	56,650
Post Holdings, Inc., 7.75%, 3/15/24(2)	65,000	72,475
Post Holdings, Inc., 5.00%, 8/15/26(2)	165,000	159,328
		1,282,291
Gas Utilities — 0.4%
Boardwalk Pipelines LP, 4.45%, 7/15/27	90,000	92,457
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25(2)	65,000	69,062
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	70,000	72,362
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	41,700
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	251,388
Enbridge, Inc., 4.00%, 10/1/23	120,000	123,572
Enbridge, Inc., 4.50%, 6/10/44	120,000	114,110
Energy Transfer Equity LP, 5.875%, 1/15/24	110,000	118,800
Energy Transfer Equity LP, 5.50%, 6/1/27	70,000	74,462
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	208,983
Energy Transfer Partners LP, 3.60%, 2/1/23	170,000	169,170
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	113,298
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	374,620
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	15,000	15,713
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	130,000	130,325
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	150,000	167,034
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	341,184
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	219,768
MPLX LP, 4.875%, 6/1/25	350,000	372,830
MPLX LP, 5.20%, 3/1/47	40,000	41,007
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	75,000	78,094
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,500
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	270,000	275,466
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	52,063
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	160,000	169,600
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	305,000	335,500
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	299,325
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	58,100

Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	54,000	53,865
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(2)	86,000	89,762
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	120,000	127,800
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	50,000	53,750
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	177,673
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	128,050
Williams Cos., Inc. (The), 4.55%, 6/24/24	235,000	239,700
Williams Partners LP, 5.10%, 9/15/45	150,000	152,917
		5,444,010
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 3.75%, 11/30/26	340,000	340,519
Alere, Inc., 6.50%, 6/15/20	50,000	50,500
Alere, Inc., 6.375%, 7/1/23(2)	40,000	40,800
Becton Dickinson and Co., 3.73%, 12/15/24	340,000	352,167
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	62,300
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	143,200
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	110,000	108,350
Medtronic, Inc., 2.50%, 3/15/20	120,000	121,825
Medtronic, Inc., 3.50%, 3/15/25	240,000	246,869
Medtronic, Inc., 4.375%, 3/15/35	240,000	255,669
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	40,000	35,800
St. Jude Medical LLC, 2.00%, 9/15/18	80,000	80,236
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	218,373
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	61,000	62,276
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	125,276
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	100,694
		2,344,854
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	35,000	35,438
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	110,000	114,950
Aetna, Inc., 2.75%, 11/15/22	160,000	160,360
Aetna, Inc., 4.375%, 6/15/46	110,000	111,721
Ascension Health, 3.95%, 11/15/46	40,000	39,731
Centene Corp., 5.625%, 2/15/21	100,000	105,500
Centene Corp., 6.125%, 2/15/24	125,000	135,937
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	155,000	152,287
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	56,700
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	53,025
DaVita, Inc., 5.75%, 8/15/22	25,000	26,156
DaVita, Inc., 5.125%, 7/15/24	180,000	184,050
DaVita, Inc., 5.00%, 5/1/25	110,000	110,956
Envision Healthcare Corp., 5.625%, 7/15/22	125,000	130,625
Express Scripts Holding Co., 3.40%, 3/1/27	320,000	304,289
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(2)	125,000	129,025
HCA, Inc., 3.75%, 3/15/19	480,000	493,200
HCA, Inc., 4.25%, 10/15/19	125,000	130,313
HCA, Inc., 7.50%, 2/15/22	145,000	167,656
HCA, Inc., 4.75%, 5/1/23	170,000	178,712
HCA, Inc., 5.375%, 2/1/25	220,000	230,725
HCA, Inc., 4.50%, 2/15/27	50,000	50,000
HealthSouth Corp., 5.75%, 11/1/24	45,000	46,125
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	155,000	152,287
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	100,000	107,875

Kindred Healthcare, Inc., 8.00%, 1/15/20	70,000	71,050
Kindred Healthcare, Inc., 6.375%, 4/15/22	25,000	23,188
LifePoint Health, Inc., 5.50%, 12/1/21	75,000	78,094
Mylan NV, 3.95%, 6/15/26	120,000	117,424
NYU Hospitals Center, 4.43%, 7/1/42	110,000	110,980
Tenet Healthcare Corp., 8.00%, 8/1/20	100,000	102,500
Tenet Healthcare Corp., 6.00%, 10/1/20	100,000	106,250
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,875
Tenet Healthcare Corp., 8.125%, 4/1/22	235,000	247,925
Tenet Healthcare Corp., 6.75%, 6/15/23	70,000	69,563
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	295,310
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	104,863
Universal Health Services, Inc., 4.75%, 8/1/22(2)	50,000	51,750
Universal Health Services, Inc., 5.00%, 6/1/26(2)	85,000	87,550
		4,924,965
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	160,000	167,248
Aramark Services, Inc., 5.125%, 1/15/24	60,000	63,006
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	87,784
Boyd Gaming Corp., 6.375%, 4/1/26	85,000	92,119
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	63,000
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	120,587
Eldorado Resorts, Inc., 7.00%, 8/1/23	100,000	106,625
FelCor Lodging LP, 5.625%, 3/1/23	40,000	42,095
Golden Nugget, Inc., 8.50%, 12/1/21(2)	150,000	160,875
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(2)	205,000	203,770
International Game Technology plc, 6.25%, 2/15/22(2)	190,000	206,150
International Game Technology plc, 6.50%, 2/15/25(2)	95,000	104,263
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	75,000	78,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	25,000	25,906
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	101,655
MGM Resorts International, 5.25%, 3/31/20	150,000	158,250
MGM Resorts International, 6.00%, 3/15/23	130,000	142,025
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	40,000	40,350
Pinnacle Entertainment, Inc., 5.625%, 5/1/24(2)	25,000	25,500
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	51,265
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	170,000	191,199
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	95,250
Scientific Games International, Inc., 7.00%, 1/1/22(2)	115,000	122,475
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	122,475
Station Casinos LLC, 7.50%, 3/1/21	130,000	135,850
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	140,000	142,450
		2,850,172
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	96,000	98,640
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	75,000	77,625
CalAtlantic Group, Inc., 5.375%, 10/1/22	45,000	47,419
Century Communities, Inc., 6.875%, 5/15/22	30,000	31,463
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	50,000	45,750
KB Home, 4.75%, 5/15/19	35,000	36,006
KB Home, 7.00%, 12/15/21	30,000	33,000
Lennar Corp., 4.75%, 4/1/21	40,000	41,750
Newell Brands, Inc., 4.20%, 4/1/26	220,000	231,680

Newell Brands, Inc., 5.50%, 4/1/46		120,000	140,978
PulteGroup, Inc., 5.50%, 3/1/26		100,000	104,125
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)		105,000	107,362
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)		200,000	207,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		150,000	156,000
WCI Communities, Inc. / Lennar Corp., 6.875%, 8/15/21		90,000	95,063
William Lyon Homes, Inc., 5.875%, 1/31/25(2)		100,000	100,375
			1,554,236
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)		70,000	72,625
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	138,125
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	154,022
			364,772
Industrial Conglomerates — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(2)		50,000	55,500
FedEx Corp., 4.40%, 1/15/47		100,000	100,511
General Electric Co., 4.125%, 10/9/42		240,000	250,095
General Electric Co., MTN, 5.625%, 9/15/17		112,000	114,725
General Electric Co., MTN, 4.375%, 9/16/20		360,000	388,357
HD Supply, Inc., 5.25%, 12/15/21(2)		50,000	52,937
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		150,000	152,793
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		205,000	211,662
			1,326,580
Insurance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	195,185
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	300,000	371,854
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	118,818
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$100,000	108,062
American International Group, Inc., 4.125%, 2/15/24		540,000	561,986
American International Group, Inc., 4.50%, 7/16/44		110,000	108,043
AXA SA, 7.125%, 12/15/20	GBP	55,000	82,267
AXA SA, 1.00%, 7/29/49	GBP	50,000	68,557
AXA SA, MTN, VRN, 3.375%, 7/6/27	EUR	200,000	215,016
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	297,576
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	90,358
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	184,483
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	212,013
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	101,836
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	800,000	854,289
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	300,000	312,774
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	33,775
Genworth Holdings, Inc., VRN, 3.04%, 3/16/17		25,000	11,692
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	68,577
International Lease Finance Corp., 3.875%, 4/15/18		250,000	256,127
International Lease Finance Corp., 6.25%, 5/15/19		60,000	65,252
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)		50,000	54,454
Liberty Mutual Group, Inc., VRN, 7.00%, 6/15/17(2)		175,000	167,475
Lincoln National Corp., 6.25%, 2/15/20		100,000	110,558
Markel Corp., 4.90%, 7/1/22		200,000	217,650
Markel Corp., 3.625%, 3/30/23		80,000	81,773
MetLife, Inc., 4.125%, 8/13/42		90,000	89,712
MetLife, Inc., 4.875%, 11/13/43		50,000	54,903
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		250,000	251,807

Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	81,610
Prudential Financial, Inc., 5.625%, 5/12/41	190,000	227,121
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	160,000	175,290
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	110,000	113,497
Travelers Cos., Inc. (The), 4.30%, 8/25/45	60,000	63,608
USI, Inc., 7.75%, 1/15/21(2)	50,000	51,125
Voya Financial, Inc., 5.70%, 7/15/43	150,000	169,020
Voya Financial, Inc., VRN, 5.65%, 5/15/23	75,000	76,875
WR Berkley Corp., 4.625%, 3/15/22	130,000	139,958
WR Berkley Corp., 4.75%, 8/1/44	80,000	78,611
		6,523,587
Internet Software and Services†
Match Group, Inc., 6.75%, 12/15/22	80,000	84,700
Netflix, Inc., 5.375%, 2/1/21	40,000	43,100
Netflix, Inc., 5.75%, 3/1/24	100,000	107,500
VeriSign, Inc., 4.625%, 5/1/23	40,000	41,000
VeriSign, Inc., 5.25%, 4/1/25	40,000	41,850
		318,150
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	20,000	20,650
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	94,950
Fidelity National Information Services, Inc., 3.875%, 6/5/24	220,000	226,138
Fidelity National Information Services, Inc., 3.00%, 8/15/26	260,000	246,807
First Data Corp., 7.00%, 12/1/23(2)	205,000	220,887
First Data Corp., 5.00%, 1/15/24(2)	150,000	153,747
First Data Corp., 5.75%, 1/15/24(2)	170,000	176,800
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	277,176
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	130,000	135,512
Xerox Corp., 2.95%, 3/15/17	90,000	90,059
		1,642,726
Machinery†
Case New Holland Industrial, Inc., 7.875%, 12/1/17	35,000	36,531
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	31,000	31,282
CNH Industrial Capital LLC, 3.375%, 7/15/19	75,000	76,313
Navistar International Corp., 8.25%, 11/1/21	25,000	25,375
		169,501
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	180,000	183,825
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	50,000	51,071
21st Century Fox America, Inc., 6.90%, 8/15/39	140,000	180,196
21st Century Fox America, Inc., 4.75%, 9/15/44	40,000	40,844
21st Century Fox America, Inc., 4.75%, 11/15/46(2)	40,000	40,923
Altice Financing SA, 6.625%, 2/15/23(2)	225,000	237,375
Altice Financing SA, 7.50%, 5/15/26(2)	65,000	69,956
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	119,456
Altice Luxembourg SA, 7.75%, 5/15/22(2)	70,000	74,638
Altice Luxembourg SA, 7.625%, 2/15/25(2)	140,000	149,975
Altice US Finance I Corp., 5.375%, 7/15/23(2)	105,000	109,856
Altice US Finance I Corp., 5.50%, 5/15/26(2)	25,000	25,906
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	50,000	51,938
Cablevision Systems Corp., 5.875%, 9/15/22	130,000	133,737
CBS Corp., 3.50%, 1/15/25	116,000	115,333

CBS Corp., 4.85%, 7/1/42	70,000	71,067
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	250,000	260,625
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	220,000	228,800
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	120,000	128,700
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	130,000	132,967
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	745,000	787,294
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	40,000	46,665
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	62,100
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	140,000	141,575
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	60,000	60,900
Comcast Corp., 6.40%, 5/15/38	230,000	296,793
Comcast Corp., 4.75%, 3/1/44	150,000	159,877
CSC Holdings LLC, 10.125%, 1/15/23(2)	70,000	81,200
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	110,750
CSC Holdings LLC, 6.75%, 11/15/21	125,000	137,812
CSC Holdings LLC, 10.875%, 10/15/25(2)	45,000	54,338
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	18,250
Discovery Communications LLC, 5.625%, 8/15/19	130,000	140,606
Discovery Communications LLC, 3.25%, 4/1/23	130,000	128,050
Discovery Communications LLC, 4.90%, 3/11/26	100,000	105,214
DISH DBS Corp., 6.75%, 6/1/21	125,000	137,500
DISH DBS Corp., 5.00%, 3/15/23	135,000	139,008
DISH DBS Corp., 5.875%, 11/15/24	100,000	107,125
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	99,000
Gray Television, Inc., 5.875%, 7/15/26(2)	25,000	25,414
iHeartCommunications, Inc., 9.00%, 3/1/21	130,000	105,788
iHeartCommunications, Inc., 11.25%, 3/1/21(2)	90,000	74,025
Lamar Media Corp., 5.875%, 2/1/22	20,000	20,680
Lamar Media Corp., 5.00%, 5/1/23	150,000	155,625
Lamar Media Corp., 5.375%, 1/15/24	100,000	104,750
McClatchy Co. (The), 9.00%, 12/15/22	40,000	42,300
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	280,623
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	349,491
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	135,000	138,375
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	240,000	247,200
Omnicom Group, Inc., 3.60%, 4/15/26	220,000	221,126
Regal Entertainment Group, 5.75%, 3/15/22	100,000	104,875
RR Donnelley & Sons Co., 6.00%, 4/1/24	65,000	63,213
SFR Group SA, 6.00%, 5/15/22(2)	180,000	187,425
SFR Group SA, 7.375%, 5/1/26(2)	175,000	182,000
Sinclair Television Group, Inc., 5.375%, 4/1/21	50,000	51,625
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	82,500
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	130,424
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	70,000	71,838
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	60,000	61,519
TEGNA, Inc., 5.50%, 9/15/24(2)	140,000	144,025
Time Warner Cable LLC, 6.75%, 7/1/18	240,000	254,863
Time Warner Cable LLC, 5.50%, 9/1/41	80,000	82,993
Time Warner Cable LLC, 4.50%, 9/15/42	90,000	82,245
Time Warner, Inc., 3.60%, 7/15/25	240,000	237,951
Time Warner, Inc., 3.80%, 2/15/27	180,000	178,506
Time Warner, Inc., 5.35%, 12/15/43	80,000	83,932
Unitymedia GmbH, 6.125%, 1/15/25(2)	95,000	100,938

Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(2)	35,000	36,138
Univision Communications, Inc., 5.125%, 2/15/25(2)	100,000	99,000
Viacom, Inc., 3.125%, 6/15/22	100,000	98,570
Viacom, Inc., 4.25%, 9/1/23	135,000	139,487
Videotron Ltd., 5.00%, 7/15/22	75,000	79,219
Virgin Media Finance plc, 5.75%, 1/15/25(2)	110,000	113,300
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	145,000	147,175
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	159,194
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	44,000	45,775
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	62,000	65,565
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)	175,000	182,656
WMG Acquisition Corp., 5.625%, 4/15/22(2)	110,000	114,813
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	90,000	91,913
		10,276,494
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	90,000	92,074
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	70,000	76,300
Aleris International, Inc., 9.50%, 4/1/21(2)	50,000	53,740
Allegheny Technologies, Inc., 5.95%, 1/15/21	130,000	131,223
Anglo American Capital plc, 3.625%, 5/14/20(2)	75,000	76,594
Anglo American Capital plc, 4.875%, 5/14/25(2)	100,000	104,250
ArcelorMittal, 6.25%, 3/1/21	50,000	55,250
ArcelorMittal, 6.125%, 6/1/25	100,000	112,875
ArcelorMittal, 7.50%, 3/1/41	155,000	176,700
Arconic, Inc., 5.40%, 4/15/21	25,000	26,871
Arconic, Inc., 5.125%, 10/1/24	165,000	171,187
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	82,616
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(2)	69,000	71,976
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(2)	50,000	54,875
Cliffs Natural Resources, Inc., 5.75%, 3/1/25(2)	75,000	73,763
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	160,000	166,200
Freeport-McMoRan, Inc., 3.55%, 3/1/22	195,000	181,818
Freeport-McMoRan, Inc., 3.875%, 3/15/23	16,000	14,800
Freeport-McMoRan, Inc., 5.40%, 11/14/34	230,000	202,975
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	130,000	141,044
Kinross Gold Corp., 5.125%, 9/1/21	40,000	42,300
Lundin Mining Corp., 7.875%, 11/1/22(2)	70,000	77,000
New Gold, Inc., 6.25%, 11/15/22(2)	35,000	35,525
Novelis Corp., 5.875%, 9/30/26(2)	135,000	139,219
Southern Copper Corp., 5.25%, 11/8/42	60,000	59,053
Steel Dynamics, Inc., 5.25%, 4/15/23	100,000	104,635
Steel Dynamics, Inc., 5.00%, 12/15/26(2)	65,000	67,275
Teck Resources Ltd., 4.75%, 1/15/22	170,000	177,437
Teck Resources Ltd., 6.25%, 7/15/41	40,000	41,700
United States Steel Corp., 7.375%, 4/1/20	94,000	101,520
Vale Overseas Ltd., 5.625%, 9/15/19	100,000	107,125
Vale Overseas Ltd., 6.25%, 8/10/26	80,000	88,500
		3,108,420
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19	50,000	51,063
Multi-Utilities — 0.4%
AES Corp., 4.875%, 5/15/23	355,000	354,290
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	120,000	124,800

AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		75,000	77,813
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		140,000	143,945
Calpine Corp., 5.375%, 1/15/23		110,000	111,650
Calpine Corp., 5.875%, 1/15/24(2)		50,000	53,000
Calpine Corp., 5.75%, 1/15/25		250,000	248,625
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	99,379
Constellation Energy Group, Inc., 5.15%, 12/1/20		200,000	216,227
Dominion Resources, Inc., 6.40%, 6/15/18		360,000	380,020
Dominion Resources, Inc., 2.75%, 9/15/22		140,000	138,391
Dominion Resources, Inc., 3.625%, 12/1/24		225,000	228,354
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	75,224
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	360,520
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	127,565
Duke Energy Progress LLC, 4.15%, 12/1/44		120,000	124,070
Dynegy, Inc., 7.375%, 11/1/22		115,000	113,563
Dynegy, Inc., 7.625%, 11/1/24		115,000	109,825
Edison International, 3.75%, 9/15/17		200,000	202,270
Engie SA, VRN, 4.75%, 7/10/21	EUR	100,000	117,298
Exelon Corp., 4.45%, 4/15/46		$100,000	100,373
Exelon Generation Co. LLC, 4.25%, 6/15/22		120,000	125,825
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	75,815
FirstEnergy Corp., 4.25%, 3/15/23		230,000	240,135
Florida Power & Light Co., 4.125%, 2/1/42		225,000	234,954
GenOn Energy, Inc., 9.50%, 10/15/18		40,000	30,800
GenOn Energy, Inc., 9.875%, 10/15/20		30,000	22,200
Georgia Power Co., 4.30%, 3/15/42		60,000	61,438
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	216,390
NiSource Finance Corp., 5.65%, 2/1/45		110,000	133,397
NRG Energy, Inc., 6.25%, 7/15/22		150,000	153,188
NRG Energy, Inc., 6.25%, 5/1/24		80,000	80,400
NRG Energy, Inc., 7.25%, 5/15/26		50,000	51,688
Pacific Gas & Electric Co., 4.00%, 12/1/46		85,000	85,797
Potomac Electric Power Co., 3.60%, 3/15/24		120,000	124,802
Progress Energy, Inc., 3.15%, 4/1/22		110,000	111,492
Sempra Energy, 2.875%, 10/1/22		220,000	219,253
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	47,378
Southern Power Co., 5.15%, 9/15/41		60,000	62,096
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	210,155
Talen Energy Supply LLC, 4.625%, 7/15/19(2)		$170,000	166,175
Xcel Energy, Inc., 3.35%, 12/1/26		70,000	70,707
Xcel Energy, Inc., 4.80%, 9/15/41		50,000	53,717
			6,085,004
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		60,000	27,075
J.C. Penney Corp., Inc., 5.75%, 2/15/18		25,000	25,780
J.C. Penney Corp., Inc., 5.65%, 6/1/20		75,000	74,320
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		210,000	198,271
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)		60,000	37,950
			363,396
Oil, Gas and Consumable Fuels — 0.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(2)		125,000	132,812
Anadarko Petroleum Corp., 5.55%, 3/15/26		120,000	134,989
Anadarko Petroleum Corp., 6.45%, 9/15/36		120,000	145,878

Antero Resources Corp., 5.125%, 12/1/22	130,000	131,300
Antero Resources Corp., 5.625%, 6/1/23	35,000	35,613
Antero Resources Corp., 5.00%, 3/1/25(2)	140,000	136,500
Apache Corp., 4.75%, 4/15/43	100,000	103,354
BP Capital Markets plc, 4.50%, 10/1/20	24,000	25,794
BP Capital Markets plc, 2.75%, 5/10/23	150,000	147,892
California Resources Corp., 8.00%, 12/15/22(2)	108,000	92,205
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	20,000	17,456
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	100,000	103,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	71,225
Cenovus Energy, Inc., 5.70%, 10/15/19	100,000	107,623
Cenovus Energy, Inc., 6.75%, 11/15/39	50,000	56,688
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(2)	55,000	61,875
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	144,000	152,820
Chesapeake Energy Corp., 8.00%, 1/15/25(2)	55,000	54,863
Chevron Corp., 2.10%, 5/16/21	180,000	178,736
Cimarex Energy Co., 4.375%, 6/1/24	220,000	231,762
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	157,308
Comstock Resources, Inc., PIK, 10.00%, 3/15/20	70,000	72,800
Concho Resources, Inc., 5.50%, 10/1/22	50,000	52,000
Concho Resources, Inc., 5.50%, 4/1/23	165,000	171,600
Concho Resources, Inc., 4.375%, 1/15/25	160,000	163,200
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	103,269
CONSOL Energy, Inc., 5.875%, 4/15/22	220,000	215,600
Continental Resources, Inc., 5.00%, 9/15/22	10,000	10,225
Continental Resources, Inc., 3.80%, 6/1/24	260,000	242,125
Continental Resources, Inc., 4.90%, 6/1/44	65,000	57,363
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	58,875
Diamondback Energy, Inc., 4.75%, 11/1/24(2)	100,000	100,750
Ecopetrol SA, 5.875%, 9/18/23	110,000	119,625
Ecopetrol SA, 4.125%, 1/16/25	80,000	77,760
Encana Corp., 6.50%, 2/1/38	100,000	114,614
EOG Resources, Inc., 5.625%, 6/1/19	380,000	410,494
EOG Resources, Inc., 4.10%, 2/1/21	130,000	137,347
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	135,000	132,637
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	40,000	42,600
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	235,647
Exxon Mobil Corp., 3.04%, 3/1/26	170,000	169,779
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	95,000	92,625
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	55,000	53,625
Gulfport Energy Corp., 6.00%, 10/15/24(2)	40,000	40,000
Gulfport Energy Corp., 6.375%, 5/15/25(2)	60,000	60,450
Halcon Resources Corp., 12.00%, 2/15/22(2)	35,000	41,300
Halcon Resources Corp., 6.75%, 2/15/25(2)	115,000	114,137
Hess Corp., 6.00%, 1/15/40	130,000	137,940
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	70,000	69,825
Laredo Petroleum, Inc., 6.25%, 3/15/23	85,000	87,550
Marathon Oil Corp., 3.85%, 6/1/25	80,000	79,723
Marathon Oil Corp., 5.20%, 6/1/45	80,000	80,678
MEG Energy Corp., 7.00%, 3/31/24(2)	50,000	45,250
Murphy Oil Corp., 4.70%, 12/1/22	80,000	78,800
Newfield Exploration Co., 5.75%, 1/30/22	230,000	246,675
Newfield Exploration Co., 5.625%, 7/1/24	90,000	96,750

Noble Energy, Inc., 4.15%, 12/15/21		300,000	315,510
Oasis Petroleum, Inc., 6.875%, 3/15/22		125,000	128,125
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20		50,000	51,188
Petrobras Global Finance BV, 8.375%, 5/23/21		110,000	123,057
Petroleos Mexicanos, 6.00%, 3/5/20		190,000	204,440
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	40,900
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	66,745
Petroleos Mexicanos, 6.625%, 6/15/35		70,000	70,875
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	199,364
Phillips 66, 4.30%, 4/1/22		260,000	278,933
QEP Resources, Inc., 5.375%, 10/1/22		140,000	141,400
Range Resources Corp., 5.00%, 8/15/22(2)		160,000	156,800
Rice Energy, Inc., 6.25%, 5/1/22		65,000	66,625
Sanchez Energy Corp., 7.75%, 6/15/21		50,000	51,500
Shell International Finance BV, 2.375%, 8/21/22		280,000	275,772
Shell International Finance BV, 3.625%, 8/21/42		165,000	151,704
SM Energy Co., 6.50%, 1/1/23		20,000	20,150
SM Energy Co., 5.00%, 1/15/24		80,000	75,400
Statoil ASA, 2.45%, 1/17/23		230,000	225,994
Statoil ASA, 3.95%, 5/15/43		90,000	89,257
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	50,750
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		140,000	142,100
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20		85,000	85,744
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23		71,000	72,242
Tesoro Corp., 4.25%, 10/1/17		50,000	50,688
Total Capital Canada Ltd., 2.75%, 7/15/23		110,000	109,673
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	159,467
Whiting Petroleum Corp., 5.75%, 3/15/21		$95,000	95,000
WPX Energy, Inc., 6.00%, 1/15/22		50,000	51,438
WPX Energy, Inc., 8.25%, 8/1/23		70,000	79,012
			9,923,684
Paper and Forest Products†
International Paper Co., 6.00%, 11/15/41		50,000	58,480
International Paper Co., 4.40%, 8/15/47		170,000	165,904
			224,384
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		95,000	89,300
Pharmaceuticals — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24		230,000	234,334
Actavis Funding SCS, 4.55%, 3/15/35		110,000	111,149
Actavis, Inc., 1.875%, 10/1/17		220,000	220,542
Actavis, Inc., 3.25%, 10/1/22		270,000	272,077
Actavis, Inc., 4.625%, 10/1/42		70,000	69,795
Bayer AG, VRN, 2.375%, 10/2/22	EUR	60,000	62,415
Capsugel SA, PIK, 7.00%, 5/15/19(2)		$35,000	35,184
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)		130,000	115,700
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(2)		130,000	116,837
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		44,000	44,636
Merck & Co., Inc., 2.40%, 9/15/22		180,000	178,988
Perrigo Finance Unlimited Co., 3.50%, 3/15/21		200,000	203,238
Quintiles IMS, Inc., 4.875%, 5/15/23(2)		90,000	93,037
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		550,000	539,308
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)		120,000	108,900

Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)		225,000	203,625
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)		235,000	189,469
			2,799,234
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)		40,000	39,800
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)		85,000	88,294
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	97,843	125,973
			214,267
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	277,110
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		130,000	146,301
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	169,691
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	71,449
CSX Corp., 3.40%, 8/1/24		200,000	203,828
Norfolk Southern Corp., 5.75%, 4/1/18		40,000	41,781
Norfolk Southern Corp., 3.25%, 12/1/21		70,000	72,008
Union Pacific Corp., 4.00%, 2/1/21		100,000	106,179
Union Pacific Corp., 4.75%, 9/15/41		220,000	243,331
			1,331,678
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		20,000	22,500
Advanced Micro Devices, Inc., 7.00%, 7/1/24		45,000	48,277
Amkor Technology, Inc., 6.375%, 10/1/22		75,000	78,000
Lam Research Corp., 2.80%, 6/15/21		210,000	210,868
Micron Technology, Inc., 5.25%, 8/1/23(2)		100,000	101,375
Micron Technology, Inc., 5.50%, 2/1/25		95,000	98,562
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)		50,000	51,531
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)		70,000	71,838
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)		75,000	79,312
			762,263
Software — 0.2%
Activision Blizzard, Inc., 2.30%, 9/15/21(2)		150,000	147,279
BMC Software Finance, Inc., 8.125%, 7/15/21(2)		25,000	25,500
Infor US, Inc., 6.50%, 5/15/22		248,000	259,160
Intuit, Inc., 5.75%, 3/15/17		571,000	571,905
Microsoft Corp., 2.70%, 2/12/25		340,000	336,023
Microsoft Corp., 3.125%, 11/3/25		100,000	101,313
Microsoft Corp., 3.45%, 8/8/36		120,000	115,246
Microsoft Corp., 4.25%, 2/6/47		340,000	352,840
Nuance Communications, Inc., 5.375%, 8/15/20(2)		21,000	21,498
Oracle Corp., 3.625%, 7/15/23		280,000	294,676
Oracle Corp., 2.65%, 7/15/26		280,000	269,413
Oracle Corp., 4.00%, 7/15/46		130,000	127,253
Quintiles IMS, Inc., 5.00%, 10/15/26(2)		40,000	40,700
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)		50,000	52,812
			2,715,618
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		100,000	104,500
Ashtead Capital, Inc., 5.625%, 10/1/24(2)		158,000	168,270
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)		100,000	99,250
Herc Rentals, Inc., 7.50%, 6/1/22(2)		75,000	81,375
Hertz Corp. (The), 6.75%, 4/15/19		45,000	45,281

Hertz Corp. (The), 6.25%, 10/15/22	75,000	72,469
Home Depot, Inc. (The), 3.35%, 9/15/25	350,000	362,102
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	335,947
Michaels Stores, Inc., 5.875%, 12/15/20(2)	105,000	108,019
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	77,250
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	62,038
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	76,500
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	123,437
United Rentals North America, Inc., 4.625%, 7/15/23	310,000	319,381
United Rentals North America, Inc., 5.50%, 7/15/25	110,000	116,462
		2,152,281
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	170,000	169,478
Apple, Inc., 2.85%, 5/6/21	180,000	184,591
Apple, Inc., 3.00%, 2/9/24	70,000	70,817
Apple, Inc., 2.50%, 2/9/25	380,000	367,695
Apple, Inc., 4.65%, 2/23/46	50,000	54,533
CommScope Technologies Finance LLC, 6.00%, 6/15/25(2)	180,000	193,500
Dell, Inc., 5.875%, 6/15/19	125,000	134,219
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(2)	220,000	243,203
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	520,000	574,395
EMC Corp., 2.65%, 6/1/20	25,000	24,384
NCR Corp., 5.00%, 7/15/22	90,000	92,588
Seagate HDD Cayman, 4.75%, 6/1/23	150,000	150,094
Western Digital Corp., 10.50%, 4/1/24	195,000	228,394
		2,487,891
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	115,000	114,569
L Brands, Inc., 5.625%, 2/15/22	175,000	185,719
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	170,000	161,925
PVH Corp., 4.50%, 12/15/22	50,000	50,875
		513,088
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	400,000	400,564
Philip Morris International, Inc., 4.125%, 5/17/21	280,000	298,582
		699,146
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(2)	50,000	54,875
Sprint Communications, Inc., 6.00%, 11/15/22	225,000	233,413
Sprint Corp., 7.25%, 9/15/21	225,000	245,812
Sprint Corp., 7.875%, 9/15/23	75,000	83,625
Sprint Corp., 7.125%, 6/15/24	205,000	221,849
T-Mobile USA, Inc., 6.625%, 4/1/23	155,000	164,998
T-Mobile USA, Inc., 6.375%, 3/1/25	150,000	161,622
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	88,100
		1,254,294
TOTAL CORPORATE BONDS (Cost $139,808,507)		141,902,868
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 4.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 1.81%, 3/15/17	116,810	120,482
FHLMC, VRN, 1.84%, 3/15/17	40,375	41,625
FHLMC, VRN, 1.91%, 3/15/17	157,161	161,758
FHLMC, VRN, 1.99%, 3/15/17	213,767	222,459

FHLMC, VRN, 2.06%, 3/15/17	97,340	98,938
FHLMC, VRN, 2.31%, 3/15/17	473,744	479,375
FHLMC, VRN, 2.38%, 3/15/17	450,944	459,684
FHLMC, VRN, 2.68%, 3/15/17	280,602	296,710
FHLMC, VRN, 2.85%, 3/15/17	128,731	136,699
FHLMC, VRN, 2.85%, 3/15/17	456,195	483,431
FHLMC, VRN, 2.87%, 3/15/17	251,115	265,881
FHLMC, VRN, 3.01%, 3/15/17	49,241	52,357
FHLMC, VRN, 3.125%, 3/15/17	89,001	94,237
FHLMC, VRN, 3.14%, 3/15/17	180,671	190,406
FHLMC, VRN, 3.67%, 3/15/17	163,325	170,957
FHLMC, VRN, 4.07%, 3/15/17	149,395	154,777
FHLMC, VRN, 4.23%, 3/15/17	146,921	152,561
FHLMC, VRN, 4.25%, 3/15/17	215,294	223,487
FHLMC, VRN, 5.12%, 3/15/17	17,106	17,765
FNMA, VRN, 2.62%, 3/25/17	314,934	321,467
FNMA, VRN, 2.70%, 3/25/17	36,800	37,764
FNMA, VRN, 2.77%, 3/25/17	218,870	230,012
FNMA, VRN, 2.78%, 3/25/17	290,539	307,835
FNMA, VRN, 2.79%, 3/25/17	56,976	59,549
FNMA, VRN, 2.81%, 3/25/17	314,839	328,212
FNMA, VRN, 2.81%, 3/25/17	274,469	286,147
FNMA, VRN, 2.82%, 3/25/17	511,964	533,016
FNMA, VRN, 2.82%, 3/25/17	244,574	254,295
FNMA, VRN, 3.05%, 3/25/17	77,478	81,923
FNMA, VRN, 3.30%, 3/25/17	82,101	87,126
FNMA, VRN, 3.31%, 3/25/17	164,836	171,939
FNMA, VRN, 3.32%, 3/25/17	76,443	80,507
FNMA, VRN, 3.60%, 3/25/17	176,615	184,697
FNMA, VRN, 3.93%, 3/25/17	156,755	162,848
FNMA, VRN, 4.87%, 3/25/17	213,689	226,668
		7,177,594
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.6%
FHLMC, 4.50%, 1/1/19	78,722	80,606
FHLMC, 5.00%, 10/1/19	2,945	3,009
FHLMC, 5.00%, 11/1/19	16,367	16,719
FHLMC, 5.50%, 11/1/19	639	650
FHLMC, 5.50%, 11/1/19	609	619
FHLMC, 5.50%, 11/1/19	1,653	1,700
FHLMC, 5.50%, 11/1/19	554	562
FHLMC, 5.50%, 11/1/19	432	436
FHLMC, 5.50%, 12/1/19	1,344	1,389
FHLMC, 5.00%, 2/1/20	952	972
FHLMC, 5.00%, 2/1/20	316	323
FHLMC, 5.50%, 3/1/20	1,894	1,958
FHLMC, 5.50%, 3/1/20	1,662	1,718
FHLMC, 5.50%, 3/1/20	2,795	2,893
FHLMC, 5.00%, 5/1/20	1,097	1,120
FHLMC, 5.00%, 5/1/20	3,213	3,282
FHLMC, 5.00%, 5/1/20	3,278	3,349
FHLMC, 4.50%, 7/1/20	12,501	13,005
FHLMC, 4.00%, 10/1/20	4,182	4,302
FHLMC, 8.00%, 6/1/26	4,249	4,390

FHLMC, 8.00%, 6/1/26	361	406
FHLMC, 7.00%, 8/1/29	1,278	1,382
FHLMC, 8.00%, 7/1/30	11,396	13,880
FHLMC, 5.50%, 12/1/33	171,046	193,341
FHLMC, 6.50%, 5/1/34	8,038	9,408
FHLMC, 5.50%, 6/1/35	5,192	5,764
FHLMC, 5.00%, 9/1/35	4,797	5,257
FHLMC, 5.00%, 9/1/35	3,447	3,784
FHLMC, 5.50%, 10/1/35	32,026	36,193
FHLMC, 5.50%, 10/1/35	18,847	21,045
FHLMC, 5.00%, 11/1/35	69,249	76,187
FHLMC, 5.00%, 11/1/35	100,539	111,313
FHLMC, 6.50%, 3/1/36	4,134	4,651
FHLMC, 6.50%, 3/1/36	2,794	3,143
FHLMC, 5.50%, 1/1/38	126,211	140,404
FHLMC, 6.00%, 2/1/38	74,880	84,996
FHLMC, 6.00%, 11/1/38	297,084	336,473
FHLMC, 6.50%, 7/1/47	15,729	17,119
FNMA, 3.00%, 3/13/17(7)	2,250,000	2,235,021
FNMA, 3.50%, 3/13/17(7)	9,650,000	9,890,497
FNMA, 4.00%, 3/13/17(7)	3,275,000	3,441,475
FNMA, 4.50%, 3/13/17(7)	2,150,000	2,310,662
FNMA, 4.00%, 6/1/19	1,237	1,275
FNMA, 4.50%, 6/1/19	23,336	23,938
FNMA, 4.50%, 12/1/19	2,405	2,467
FNMA, 5.00%, 3/1/20	6,096	6,266
FNMA, 5.00%, 3/1/20	4,470	4,581
FNMA, 5.00%, 4/1/20	3,227	3,307
FNMA, 5.00%, 5/1/20	1,020	1,045
FNMA, 5.00%, 5/1/20	3,956	4,056
FNMA, 5.00%, 7/1/20	5,016	5,167
FNMA, 7.00%, 5/1/26	2,261	2,410
FNMA, 7.00%, 6/1/26	1,358	1,554
FNMA, 7.50%, 3/1/27	449	451
FNMA, 6.50%, 4/1/29	9,234	10,383
FNMA, 6.50%, 6/1/29	10,903	12,256
FNMA, 6.50%, 6/1/29	8,150	9,165
FNMA, 7.00%, 7/1/29	3,332	3,580
FNMA, 6.50%, 8/1/29	13,521	15,278
FNMA, 7.00%, 3/1/30	9,234	10,245
FNMA, 8.00%, 7/1/30	15,773	16,238
FNMA, 7.50%, 9/1/30	6,234	7,503
FNMA, 6.50%, 9/1/31	34,157	38,409
FNMA, 7.00%, 9/1/31	27,758	30,566
FNMA, 6.50%, 1/1/32	8,541	9,604
FNMA, 5.50%, 6/1/33	60,741	68,396
FNMA, 5.50%, 8/1/33	410,093	460,737
FNMA, 5.00%, 11/1/33	378,077	416,375
FNMA, 5.50%, 1/1/34	374,010	419,194
FNMA, 5.50%, 9/1/34	23,404	26,328
FNMA, 5.50%, 10/1/34	23,551	26,446
FNMA, 6.00%, 10/1/34	21,404	24,227
FNMA, 5.00%, 11/1/34	70,880	77,787

FNMA, 5.50%, 3/1/35	723	804
FNMA, 5.50%, 3/1/35	4,983	5,550
FNMA, 5.50%, 3/1/35	7,334	8,214
FNMA, 5.50%, 3/1/35	18,875	21,369
FNMA, 5.50%, 3/1/35	15,174	17,211
FNMA, 5.00%, 4/1/35	15,825	17,395
FNMA, 6.00%, 5/1/35	6,925	7,848
FNMA, 6.00%, 5/1/35	441	499
FNMA, 6.00%, 6/1/35	7,971	9,023
FNMA, 6.00%, 6/1/35	3,282	3,738
FNMA, 6.00%, 6/1/35	424	482
FNMA, 5.00%, 7/1/35	88,098	98,643
FNMA, 5.50%, 7/1/35	13,530	15,208
FNMA, 6.00%, 7/1/35	39,170	44,825
FNMA, 6.00%, 7/1/35	3,193	3,615
FNMA, 6.00%, 7/1/35	18,015	20,399
FNMA, 5.50%, 8/1/35	6,632	7,462
FNMA, 4.50%, 9/1/35	384,416	415,284
FNMA, 5.50%, 9/1/35	24,611	27,622
FNMA, 5.50%, 9/1/35	1,021	1,148
FNMA, 5.50%, 9/1/35	494	556
FNMA, 5.50%, 9/1/35	12,182	13,711
FNMA, 5.50%, 9/1/35	71,849	80,655
FNMA, 5.00%, 10/1/35	14,623	16,373
FNMA, 5.50%, 10/1/35	133,578	150,003
FNMA, 6.00%, 10/1/35	25,027	28,356
FNMA, 5.50%, 11/1/35	91,143	102,579
FNMA, 6.00%, 11/1/35	12,049	13,731
FNMA, 6.50%, 11/1/35	3,008	3,383
FNMA, 6.50%, 12/1/35	11,179	12,572
FNMA, 6.50%, 4/1/36	12,311	13,886
FNMA, 6.00%, 8/1/36	12,093	13,695
FNMA, 5.00%, 10/1/36	110,151	120,885
FNMA, 5.00%, 11/1/36	184,407	202,538
FNMA, 5.50%, 1/1/37	512,666	574,863
FNMA, 6.00%, 5/1/37	11,553	13,097
FNMA, 6.00%, 7/1/37	2,172	2,458
FNMA, 6.50%, 8/1/37	12,524	13,904
FNMA, 6.50%, 8/1/37	345,706	368,687
FNMA, 6.50%, 8/1/37	416,850	442,560
FNMA, 5.00%, 4/1/40	1,294,021	1,421,083
FNMA, 4.00%, 1/1/41	4,572,966	4,858,183
FNMA, 5.00%, 6/1/41	1,020,060	1,119,582
FNMA, 4.50%, 7/1/41	899,978	972,361
FNMA, 4.50%, 9/1/41	24,367	26,315
FNMA, 4.50%, 9/1/41	2,314,935	2,493,449
FNMA, 4.00%, 12/1/41	1,884,977	1,998,429
FNMA, 4.00%, 1/1/42	36,392	38,418
FNMA, 3.50%, 5/1/42	1,580,367	1,628,941
FNMA, 3.50%, 6/1/42	803,446	828,017
FNMA, 3.00%, 11/1/42	1,223,611	1,220,283
FNMA, 3.50%, 5/1/45	1,601,417	1,645,788
FNMA, 4.00%, 4/1/46	1,823,632	1,918,576

FNMA, 6.50%, 8/1/47		30,499	33,394
FNMA, 6.50%, 9/1/47		70,158	76,644
FNMA, 6.50%, 9/1/47		4,720	5,168
FNMA, 6.50%, 9/1/47		51,759	56,497
FNMA, 6.50%, 9/1/47		13,811	15,045
GNMA, 2.50%, 3/21/17(7)		100,000	97,060
GNMA, 3.00%, 3/21/17(7)		2,100,000	2,125,019
GNMA, 3.50%, 3/21/17(7)		350,000	363,822
GNMA, 4.00%, 3/21/17(7)		225,000	238,113
GNMA, 9.00%, 4/20/25		683	770
GNMA, 7.50%, 10/15/25		2,373	2,451
GNMA, 6.00%, 4/15/26		628	713
GNMA, 7.50%, 6/15/26		2,305	2,399
GNMA, 7.00%, 12/15/27		10,474	10,603
GNMA, 7.50%, 12/15/27		9,966	10,979
GNMA, 6.00%, 5/15/28		14,077	15,973
GNMA, 6.50%, 5/15/28		5,783	6,598
GNMA, 7.00%, 5/15/31		24,829	29,190
GNMA, 5.50%, 11/15/32		79,674	90,001
GNMA, 6.50%, 10/15/38		1,245,256	1,456,998
GNMA, 4.50%, 5/20/41		1,404,929	1,517,881
GNMA, 4.50%, 6/15/41		523,541	575,510
GNMA, 4.00%, 12/15/41		656,781	697,451
GNMA, 3.50%, 7/20/42		564,462	589,682
GNMA, 3.50%, 4/20/45		301,278	313,694
GNMA, 2.50%, 7/20/46		363,164	353,056
GNMA, 2.50%, 8/20/46		1,074,039	1,044,147
			53,637,751
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $59,778,655)			60,815,345
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.0%
Australia — 0.1%
Australia Government Bond, 5.25%, 3/15/19	AUD	500,000	409,442
Australia Government Bond, 4.50%, 4/15/20	AUD	275,000	227,009
Australia Government Bond, 5.75%, 5/15/21	AUD	303,000	266,205
Australia Government Bond, 2.75%, 4/21/24	AUD	923,000	718,308
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	298,961
			1,919,925
Austria — 0.1%
Republic of Austria Government Bond, 3.50%, 9/15/21(2)	EUR	285,000	356,321
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	215,000	234,530
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	128,000	208,785
			799,636
Belgium — 0.1%
Kingdom of Belgium Government Bond, 4.25%, 9/28/22	EUR	115,000	152,365
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	430,000	523,308
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	84,000	140,150
			815,823
Brazil†
Brazilian Government International Bond, 7.125%, 1/20/37		$200,000	223,500
Canada — 0.2%
Canadian Government Bond, 1.50%, 3/1/17	CAD	410,000	308,689
Canadian Government Bond, 4.00%, 6/1/41	CAD	320,000	312,999
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	686,000	557,261

Province of British Columbia Canada, 2.85%, 6/18/25	CAD	808,000	641,661
Province of Ontario Canada, 4.40%, 6/2/19	CAD	474,000	382,834
Province of Quebec Canada, 3.00%, 9/1/23	CAD	505,000	404,744
Province of Quebec Canada, 5.75%, 12/1/36	CAD	420,000	435,461
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	29,220
Province of Quebec Canada, 3.50%, 12/1/48	CAD	200,000	158,557
			3,231,426
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	239,487
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	308,125
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	127,250
			435,375
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	3,600,000	176,261
Denmark†
Denmark Government Bond, 7.00%, 11/10/24	DKK	710,000	156,388
Denmark Government Bond, 1.75%, 11/15/25	DKK	550,000	88,994
Denmark Government Bond, 4.50%, 11/15/39	DKK	410,000	100,331
			345,713
Dominican Republic†
Dominican Republic International Bond, 6.875%, 1/29/26		$400,000	441,188
Finland†
Finland Government Bond, 1.625%, 9/15/22(2)	EUR	235,000	274,983
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	105,000	146,135
			421,118
France — 0.3%
French Republic Government Bond OAT, 0.00%, 5/25/21(8)	EUR	1,860,000	1,985,720
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	375,000	459,846
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	935,000	1,085,373
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	54,000	85,858
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	600,000	828,105
			4,444,902
Germany — 0.3%
Bundesobligation, 0.00%, 10/8/21(8)	EUR	575,000	628,133
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	485,000	540,057
Bundesrepublik Deutschland, 0.00%, 8/15/26(8)	EUR	1,780,000	1,860,773
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	303,000	481,656
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	144,000	256,743
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	30,000	54,098
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	36,000	69,779
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	140,000	202,638
			4,093,877
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	282,000	360,393
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	2,355,000	2,471,128
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,245,000	1,320,886
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	325,000	441,079
Republic of Italy Government International Bond, 6.875%, 9/27/23		$150,000	176,651
			4,409,744
Japan — 1.2%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	562,250,000	5,276,991

Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	241,350,000	2,269,365
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	239,000,000	2,831,487
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	177,500,000	2,034,479
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	106,400,000	1,098,719
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	422,050,000	4,510,627
			18,021,668
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,250,000	278,524
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	8,000,000	387,400
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	771,593
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	379,750
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$228,000	217,740
			1,756,483
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(2)(8)	EUR	830,000	897,018
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	155,000	166,925
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	130,000	195,587
			1,259,530
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	330,000	250,985
Norway — 0.4%
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	38,502,000	5,125,353
Norway Government Bond, 1.50%, 2/19/26(2)	NOK	1,100,000	130,016
			5,255,369
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	129,500
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	189,400
			318,900
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	320,469
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	133,739
			454,208
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	780,000	198,972
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	274,284
			473,256
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	1,830,000	1,821,547
Russia†
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	351,228
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	190,000	135,788
Singapore Government Bond, 3.125%, 9/1/22	SGD	282,000	215,070
			350,858
South Africa†
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	6,043,000	448,838
Spain — 0.2%
Spain Government Bond, 4.30%, 10/31/19(2)	EUR	675,000	797,617
Spain Government Bond, 5.85%, 1/31/22(2)	EUR	50,000	66,960
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	862,000	933,349
Spain Government Bond, 1.95%, 4/30/26(2)	EUR	40,000	44,012
Spain Government Bond, 5.15%, 10/31/28(2)	EUR	60,000	85,956

Spain Government Bond, 4.20%, 1/31/37(2)	EUR	165,000	222,324
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	125,000	192,249
			2,342,467
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,330,000	439,793
Switzerland — 0.1%
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	830,000	926,716
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	65,000	93,436
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	140,000	160,274
			1,180,426
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	9,400,000	296,807
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	600,000	141,801
Turkey Government International Bond, 3.25%, 3/23/23		$47,000	42,871
			184,672
United Kingdom — 0.2%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	85,000	112,580
United Kingdom Gilt, 4.25%, 3/7/36	GBP	165,000	290,476
United Kingdom Gilt, 4.50%, 12/7/42	GBP	660,000	1,282,563
United Kingdom Gilt, 4.25%, 12/7/55	GBP	191,000	414,472
			2,100,091
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	69,680
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $60,942,358)			60,013,698
MUNICIPAL SECURITIES — 2.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		130,000	179,713
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.70%, 3/1/17 (LOC: Bank of America N.A.)		1,285,000	1,285,000
California GO, (Building Bonds), 7.60%, 11/1/40		145,000	217,338
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 0.54%, 3/1/17 (LOC: TD Bank N.A.)		2,500,000	2,500,000
Chicago Midway International Airport Rev., VRDN, 0.65%, 3/2/17 (LOC: Bank of Montreal)		2,900,000	2,900,000
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.79%, 3/2/17 (LOC: HSBC Bank USA N.A.)		1,340,000	1,340,000
Illinois Housing Development Authority Rev., VRDN, 0.70%, 3/2/17 (LIQ FAC: FHLB)		3,850,000	3,850,000
Kansas City Rev., VRDN, 0.75%, 3/1/17 (LOC: JPMorgan Chase Bank N.A.)		1,115,000	1,115,000
Los Angeles Community College District GO, 6.68%, 8/1/36		120,000	163,255
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		130,000	161,726
Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.62%, 3/1/17 (LOC: TD Bank N.A.)		500,000	500,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		30,000	40,390
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		15,000	20,420
Metropolitan Water District of Southern California Rev., VRN, 0.76%, 3/2/17		1,300,000	1,300,000
New Jersey State Turnpike Authority Rev., 7.41%, 1/1/40		180,000	263,488
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		140,000	199,312
New York City GO, 6.27%, 12/1/37		40,000	53,451
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		200,000	229,020
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 0.77%, 3/1/17 (LOC: FNMA)		1,720,000	1,720,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		130,000	166,698
Pasadena Public Financing Authority Rev., VRDN, 0.80%, 3/2/17 (SBBPA: Bank of the West)		4,565,000	4,565,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		330,000	345,084

Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.65%, 3/1/17 (SBBPA: Northern Trust Company)	3,000,000	3,000,000
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	280,000	334,541
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	170,000	212,503
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	170,000	198,730
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	168,113
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	21,583
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	195,000	238,462
State of California GO, 7.55%, 4/1/39	60,000	88,748
State of California GO, 7.30%, 10/1/39	160,000	227,016
State of Hawaii Department of Budget & Finance Rev., (Wailuku River Hydroelectric LP), VRDN, 0.81%, 3/7/17 (LOC: Union Bank N.A.)	457,250	457,250
State of Illinois GO, 5.10%, 6/1/33	170,000	158,148
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.73%, 3/2/17 (LOC: Bank of America N.A.)	2,900,000	2,900,000
Tennis for Charity, Inc. Rev., VRDN, 1.02%, 3/1/17 (LOC: JPMorgan Chase Bank N.A.)	2,870,000	2,870,000
TOTAL MUNICIPAL SECURITIES (Cost $33,335,465)		33,989,989
COMMERCIAL PAPER(3) — 1.5%
American Honda Finance Corp., 0.96%, 5/4/17	2,900,000	2,896,141
Board of Governors, 0.72%, 3/20/17	3,000,000	3,000,090
Board of Governors, 0.77%, 6/2/17	2,500,000	2,500,000
Board of Governors, 0.77%, 6/6/17	3,000,000	3,000,000
Coca-Cola Co., 1.01%, 7/18/17(2)	2,900,000	2,889,884
Societe Generale SA, 1.12%, 6/1/17	2,000,000	1,994,792
Thunder Bay Funding LLC, 1.07%, 3/20/17(2)	2,500,000	2,498,935
Toronto-Dominion Holdings USA, 1.08%, 3/24/17(2)	2,482,000	2,480,898
Wells Fargo Bank N.A., 1.35%, 6/12/17	1,000,000	1,001,383
TOTAL COMMERCIAL PAPER (Cost $22,257,802)		22,262,123
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.1%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	38,400	39,045
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.17%, 3/1/17	93,405	93,004
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 3/1/17(2)	232,455	239,151
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.27%, 3/1/17	142,058	141,781
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.35%, 3/1/17	265,970	264,052
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	104,020	106,984
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.24%, 3/1/17	65,760	63,634
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.86%, 3/1/17	143,722	139,444
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.69%, 3/1/17	222,070	219,715
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.05%, 3/1/17	154,061	152,106
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.45%, 3/1/17	196,336	189,433
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.85%, 3/1/17	246,081	242,601
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 3/1/17	98,902	96,118
FNMA, Series 2014-C02, Class 1M2, VRN, 3.38%, 3/27/17	350,000	354,211
FNMA, Series 2017-C01, Class 1M1, VRN, 2.08%, 3/27/17(2)	497,314	499,335
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.71%, 3/1/17	136,968	133,447
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.09%, 3/1/17	206,752	205,740
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.13%, 3/1/17	283,219	281,010
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 3/1/17	458,551	475,862
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 3/1/17	109,482	110,006
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.10%, 3/1/17	160,079	159,966
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.18%, 3/1/17	116,384	116,196
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.46%, 3/1/17	234,387	236,859

JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/17(2)	137,301	136,421
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 3/1/17(2)	450,000	454,219
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 3/1/17	792,534	813,087
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.01%, 3/25/17	196,320	193,700
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.98%, 3/1/17	190,356	187,497
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.98%, 3/1/17	59,486	60,600
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 3/1/17	42,117	43,433
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/17	59,668	60,348
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	202,760	209,300
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 3/1/17(2)	646,536	654,492
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 3/1/17(2)	218,881	213,409
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.15%, 3/1/17	187,177	195,060
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.23%, 3/1/17	176,369	176,289
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.52%, 3/27/17	482,239	445,622
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 3/1/17(2)	294,913	300,882
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	153,064	160,927
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.93%, 3/1/17	526,824	516,396
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.81%, 3/1/17	159,247	157,915
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.04%, 3/1/17	147,084	150,331
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 3/1/17	280,771	284,814
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	118,485	116,381
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	325,371	335,028
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.06%, 3/1/17	515,877	537,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.07%, 3/1/17	257,843	263,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.10%, 3/1/17	70,959	72,894
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.16%, 3/1/17	248,297	250,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.27%, 3/1/17	138,322	138,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.10%, 3/1/17	264,358	264,520
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	188,723	188,421
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	208,187	204,111
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.09%, 3/1/17	203,008	196,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.23%, 3/1/17	160,078	151,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.07%, 3/1/17	325,274	306,067
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	104,679	105,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	64,934	66,663
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	118,652	117,847
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	64,651	67,780
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.29%, 3/1/17	119,861	116,541
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.13%, 3/1/17	138,242	128,613
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	144,791	152,356
		13,756,059
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.08%, 3/27/17	225,000	225,773
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	508,756	549,808
FNMA, Series 2016-C04, Class 1M1, VRN, 2.23%, 3/27/17	541,108	546,720
FNMA, Series 2016-C04, Class 1M2, VRN, 5.03%, 3/27/17	200,000	210,938
FNMA, Series 2016-C05, Class 2M1, VRN, 2.13%, 3/27/17	384,161	386,482
FNMA, Series 2016-C05, Class 2M2, VRN, 5.23%, 3/27/17	140,000	148,313
		2,068,034
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,782,736)		15,824,093
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.57%, 3/15/17(2)	775,000	775,393

Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	700,000	709,405
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	850,000	865,394
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.72%, 3/15/17(2)	1,224,286	1,225,791
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.57%, 3/15/17(2)	940,000	942,390
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 3/1/17	700,000	751,696
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 3/1/17	700,000	738,408
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 3/1/17	750,000	784,357
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/1/17	775,000	786,769
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 3/1/17	150,000	158,491
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 3/1/17	700,000	721,941
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	975,000	988,381
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	200,000	203,447
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 3/1/17	700,000	711,485
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	300,000	291,625
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/17(2)	1,100,000	1,124,710
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	400,000	432,552
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.67%, 3/15/17(2)	1,150,000	1,144,893
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	400,000	390,774
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 3/15/17	200,000	198,752
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 3/1/17(2)	700,000	709,178
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,538,130)		14,655,832
ASSET-BACKED SECURITIES(6) — 0.9%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	42,163	43,797
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.77%, 3/17/17(2)	1,179,873	1,180,523
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	350,000	350,702
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	250,000	250,885
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	175,000	173,506
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	5,496	5,585
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.20%, 3/7/17(2)	394,143	393,119
Colony American Homes, Series 2014-2A, Class A, VRN, 1.73%, 3/17/17(2)	530,914	531,395
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.02%, 3/17/17(2)	1,117,438	1,125,152
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.68%, 3/22/17(2)	122,126	122,239
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	571,628	571,920
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	591,386	591,503
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(2)	450,000	450,273
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.17%, 3/10/17(2)	262,551	262,512
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(2)	500,000	497,285
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	109,169	108,740
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	544,772	538,607
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/27/28(2)(9)	520,000	519,928
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.77%, 3/17/17(2)	442,316	442,565
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.97%, 3/17/17(2)	692,327	693,233
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	339,862	335,341
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	374,438	371,847
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	388,555	380,383
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.17%, 3/17/17(2)	475,000	480,013
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	127,047	126,450
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	73,721	73,590
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	420,852	417,837
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	389,198	386,922
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	174,266	172,621

Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 1.10%, 3/15/17	55,060	55,068
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	72,806	77,993
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	125,861	129,479
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	934,013	926,243
TOTAL ASSET-BACKED SECURITIES (Cost $12,790,875)		12,787,256
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value ETF	6,900	336,513
iShares MSCI Japan ETF	3,169	162,348
iShares Russell 1000 Growth ETF	6,319	712,594
iShares Russell 1000 Value ETF	10,200	1,189,830
iShares Russell Mid-Cap Value ETF	21,129	1,775,047
SPDR S&P Bank ETF	49,868	2,250,543
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,786,083)		6,426,875
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 2.125%, 4/24/26	230,000	219,488
FNMA, 6.625%, 11/15/30	4,120,000	5,826,059
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,814,454)		6,045,547
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $86,827)	1,729	92,726
TEMPORARY CASH INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $18,147,645)	18,147,645	18,147,645
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,290,508,718)		1,495,438,876
OTHER ASSETS AND LIABILITIES — (0.9)%		(13,343,534)
TOTAL NET ASSETS — 100.0%		$1,482,095,342

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	97,135	USD	72,290	JPMorgan Chase Bank N.A.	3/15/17	2,161
AUD	110,427	USD	81,003	JPMorgan Chase Bank N.A.	3/15/17	3,636
USD	88,232	AUD	120,075	Credit Suisse AG	3/15/17	(3,801)
USD	599,250	AUD	805,205	JPMorgan Chase Bank N.A.	3/15/17	(17,911)
USD	151,696	AUD	209,867	JPMorgan Chase Bank N.A.	3/15/17	(9,160)
USD	50,277	AUD	69,557	JPMorgan Chase Bank N.A.	3/15/17	(3,036)
USD	411,911	AUD	539,430	JPMorgan Chase Bank N.A.	3/15/17	(1,542)
USD	19,678	AUD	25,631	JPMorgan Chase Bank N.A.	3/15/17	33
BRL	170,963	USD	51,225	UBS AG	3/15/17	3,553
BRL	494,020	USD	148,021	UBS AG	3/15/17	10,267
BRL	457,662	USD	141,319	UBS AG	3/15/17	5,320
BRL	207,313	USD	64,015	UBS AG	3/15/17	2,410
USD	56,321	BRL	184,294	UBS AG	3/15/17	(2,728)
USD	144,477	BRL	472,758	UBS AG	3/15/17	(6,998)
USD	151,309	BRL	478,924	UBS AG	3/15/17	(2,142)
USD	61,286	BRL	193,982	UBS AG	3/15/17	(868)
CAD	201,223	USD	152,395	JPMorgan Chase Bank N.A.	3/15/17	(881)
CAD	57,570	USD	44,219	JPMorgan Chase Bank N.A.	3/15/17	(871)
CAD	78,974	USD	60,054	JPMorgan Chase Bank N.A.	3/15/17	(589)
CAD	208,383	USD	158,460	JPMorgan Chase Bank N.A.	3/15/17	(1,555)

CAD	151,515	USD	113,694	Morgan Stanley	3/31/17	406
CAD	50,752	USD	38,069	Morgan Stanley	3/31/17	150
CAD	115,525	USD	86,654	Morgan Stanley	3/31/17	342
CAD	58,406	USD	43,120	Morgan Stanley	3/31/17	862
CAD	54,810	USD	40,665	Morgan Stanley	3/31/17	610
CAD	25,654	USD	19,266	Morgan Stanley	3/31/17	53
CAD	59,198	USD	44,716	Morgan Stanley	3/31/17	(137)
CAD	36,697	USD	28,057	Morgan Stanley	3/31/17	(422)
CAD	5,008	USD	3,813	Morgan Stanley	3/31/17	(42)
CAD	121,460	USD	93,342	Morgan Stanley	3/31/17	(1,876)
CAD	73,806	USD	56,687	Morgan Stanley	3/31/17	(1,107)
CAD	47,725	USD	36,655	Morgan Stanley	3/31/17	(716)
CAD	71,879	USD	54,714	Morgan Stanley	3/31/17	(585)
CAD	40,184	USD	30,587	Morgan Stanley	3/31/17	(326)
CAD	8,996	USD	6,847	Morgan Stanley	3/31/17	(73)
CAD	64,039	USD	48,715	Morgan Stanley	3/31/17	(490)
CAD	4,335	USD	3,308	Morgan Stanley	3/31/17	(44)
CAD	84,107	USD	64,185	Morgan Stanley	3/31/17	(848)
CAD	31,954	USD	24,415	Morgan Stanley	3/31/17	(352)
USD	1,010,697	CAD	1,341,902	JPMorgan Chase Bank N.A.	3/15/17	291
USD	109,052	CAD	144,788	JPMorgan Chase Bank N.A.	3/15/17	31
USD	178,282	CAD	241,773	JPMorgan Chase Bank N.A.	3/15/17	(3,765)
USD	15,442	CAD	20,941	JPMorgan Chase Bank N.A.	3/15/17	(326)
USD	131,933	CAD	179,077	JPMorgan Chase Bank N.A.	3/15/17	(2,906)
USD	40,517	CAD	54,995	JPMorgan Chase Bank N.A.	3/15/17	(892)
USD	137,376	CAD	181,443	JPMorgan Chase Bank N.A.	3/15/17	756
USD	172,588	CAD	227,173	JPMorgan Chase Bank N.A.	3/15/17	1,535
USD	456,633	CAD	601,052	JPMorgan Chase Bank N.A.	3/15/17	4,062
USD	43,238	CAD	56,691	Morgan Stanley	3/31/17	547
USD	3,071	CAD	4,026	Morgan Stanley	3/31/17	39
USD	1,725,940	CAD	2,308,652	Morgan Stanley	3/31/17	(12,596)
USD	87,572	CAD	117,138	Morgan Stanley	3/31/17	(639)
USD	802,585	CAD	1,073,554	Morgan Stanley	3/31/17	(5,857)
USD	1,327,834	CAD	1,776,137	Morgan Stanley	3/31/17	(9,690)
USD	40,048	CAD	53,653	Morgan Stanley	3/31/17	(356)
USD	24,369	CAD	32,848	Morgan Stanley	3/31/17	(367)
USD	26,505	CAD	35,900	Morgan Stanley	3/31/17	(530)
USD	2,447	CAD	3,314	Morgan Stanley	3/31/17	(49)
USD	22,503	CAD	29,717	Morgan Stanley	3/31/17	124
USD	2,931	CAD	3,825	Morgan Stanley	3/31/17	50
USD	2,848	CAD	3,778	Morgan Stanley	3/31/17	4
USD	32,763	CAD	43,453	Morgan Stanley	3/31/17	40
USD	7,567	CAD	9,893	Morgan Stanley	3/31/17	117
USD	51,453	CAD	67,367	Morgan Stanley	3/31/17	722
USD	2,898	CAD	3,791	Morgan Stanley	3/31/17	43
USD	31,582	CAD	41,614	Morgan Stanley	3/31/17	245
USD	19,066	CAD	25,123	Morgan Stanley	3/31/17	148
CHF	23,209	USD	23,163	Credit Suisse AG	3/15/17	(38)
CHF	42,842	USD	42,287	Credit Suisse AG	3/15/17	400
CHF	141,910	USD	141,813	Credit Suisse AG	3/15/17	(418)
USD	905,382	CHF	907,193	Credit Suisse AG	3/15/17	1,478
USD	151,800	CHF	154,904	Credit Suisse AG	3/15/17	(2,543)
USD	52,470	CHF	53,543	Credit Suisse AG	3/15/17	(879)

USD	90,785	CHF	91,961	Credit Suisse AG	3/15/17	(843)
USD	34,235	CHF	34,311	Credit Suisse AG	3/15/17	49
CLP	3,821,582	USD	5,721	UBS AG	3/15/17	151
CLP	3,821,582	USD	5,869	Goldman Sachs & Co.	6/21/17	(30)
USD	5,925	CLP	3,821,582	UBS AG	3/15/17	52
CNY	734,054	USD	105,498	UBS AG	3/15/17	1,339
CNY	2,076,298	USD	298,404	UBS AG	3/15/17	3,788
USD	294,552	CNY	2,076,298	UBS AG	3/15/17	(7,640)
USD	104,136	CNY	734,054	UBS AG	3/15/17	(2,701)
COP	174,959,707	USD	60,718	UBS AG	3/15/17	(1,080)
COP	439,889,127	USD	152,660	UBS AG	3/15/17	(2,715)
USD	145,216	COP	439,889,127	UBS AG	3/15/17	(4,728)
USD	57,758	COP	174,959,707	UBS AG	3/15/17	(1,881)
USD	59,476	COP	174,959,707	Goldman Sachs & Co.	6/21/17	648
USD	149,536	COP	439,889,127	Goldman Sachs & Co.	6/21/17	1,629
USD	133,611	CZK	3,333,250	UBS AG	3/15/17	2,843
USD	5,494	CZK	137,056	UBS AG	3/15/17	117
DKK	187,559	USD	27,215	Goldman Sachs & Co.	3/15/17	(469)
DKK	104,766	USD	14,920	Goldman Sachs & Co.	3/15/17	19
USD	217,885	DKK	1,501,629	Goldman Sachs & Co.	3/15/17	3,754
USD	18,252	DKK	128,022	Goldman Sachs & Co.	3/15/17	(4)
EUR	156,031	USD	168,087	JPMorgan Chase Bank N.A.	3/15/17	(2,697)
EUR	1,560,833	USD	1,683,546	JPMorgan Chase Bank N.A.	3/15/17	(29,096)
EUR	48,516	USD	51,385	JPMorgan Chase Bank N.A.	3/15/17	41
EUR	25,119	USD	26,851	JPMorgan Chase Bank N.A.	3/15/17	(226)
EUR	43,426	USD	45,546	JPMorgan Chase Bank N.A.	3/15/17	484
EUR	11,582	USD	12,153	JPMorgan Chase Bank N.A.	3/15/17	123
EUR	53,127	USD	56,240	JPMorgan Chase Bank N.A.	3/15/17	74
EUR	464,477	USD	485,545	JPMorgan Chase Bank N.A.	3/15/17	6,790
EUR	52,295	USD	55,245	JPMorgan Chase Bank N.A.	3/15/17	187
EUR	1,332,116	USD	1,410,070	JPMorgan Chase Bank N.A.	3/15/17	1,944
EUR	17,721	USD	18,681	JPMorgan Chase Bank N.A.	3/15/17	103
EUR	36,858	USD	39,189	JPMorgan Chase Bank N.A.	3/15/17	(120)
EUR	116,737	USD	124,980	JPMorgan Chase Bank N.A.	3/15/17	(1,241)
EUR	431,587	USD	462,063	JPMorgan Chase Bank N.A.	3/15/17	(4,590)
EUR	347,200	USD	373,121	JPMorgan Chase Bank N.A.	3/15/17	(5,097)
EUR	51,761	USD	55,549	JPMorgan Chase Bank N.A.	3/15/17	(683)
EUR	102,642	USD	110,485	JPMorgan Chase Bank N.A.	3/15/17	(1,687)
EUR	134,082	USD	143,781	JPMorgan Chase Bank N.A.	3/15/17	(1,657)
EUR	16,104	USD	17,403	JPMorgan Chase Bank N.A.	3/15/17	(333)
EUR	368,194	USD	398,546	JPMorgan Chase Bank N.A.	3/15/17	(8,268)
EUR	35,767	USD	37,961	JPMorgan Chase Bank N.A.	3/15/17	(49)
EUR	197,042	USD	208,666	JPMorgan Chase Bank N.A.	3/15/17	194
EUR	31,734	USD	33,899	JPMorgan Chase Bank N.A.	3/15/17	(261)
EUR	21,617	USD	22,780	JPMorgan Chase Bank N.A.	3/15/17	133
EUR	88,669	USD	93,900	JPMorgan Chase Bank N.A.	3/15/17	87
EUR	40,024	USD	42,207	JPMorgan Chase Bank N.A.	3/15/17	218
EUR	176,396	USD	185,136	UBS AG	3/31/17	1,990
EUR	28,448	USD	29,857	UBS AG	3/31/17	321
EUR	17,752	USD	18,794	UBS AG	3/31/17	39
EUR	89,522	USD	94,773	UBS AG	3/31/17	195
EUR	64,411	USD	68,487	UBS AG	3/31/17	(158)
EUR	854	USD	909	UBS AG	3/31/17	(2)

EUR	17,761	USD	19,003	UBS AG	3/31/17	(162)
EUR	61,787	USD	66,109	UBS AG	3/31/17	(564)
EUR	41,416	USD	44,160	UBS AG	3/31/17	(225)
EUR	99,685	USD	106,779	UBS AG	3/31/17	(1,030)
EUR	499	USD	536	UBS AG	3/31/17	(7)
EUR	680	USD	729	UBS AG	3/31/17	(8)
EUR	885	USD	949	UBS AG	3/31/17	(10)
EUR	30,045	USD	31,704	UBS AG	3/31/17	169
EUR	19,378	USD	20,512	UBS AG	3/31/17	44
EUR	17,892	USD	18,888	UBS AG	3/31/17	93
EUR	1,337	USD	1,411	UBS AG	3/31/17	7
USD	107,520	EUR	100,767	JPMorgan Chase Bank N.A.	3/15/17	710
USD	56,273	EUR	52,738	JPMorgan Chase Bank N.A.	3/15/17	372
USD	15,264,503	EUR	14,151,882	JPMorgan Chase Bank N.A.	3/15/17	263,814
USD	77,572	EUR	72,599	JPMorgan Chase Bank N.A.	3/15/17	619
USD	29,880	EUR	28,298	JPMorgan Chase Bank N.A.	3/15/17	(116)
USD	4,769	EUR	4,517	JPMorgan Chase Bank N.A.	3/15/17	(18)
USD	69,462	EUR	64,981	JPMorgan Chase Bank N.A.	3/15/17	584
USD	2,506,920	EUR	2,401,405	JPMorgan Chase Bank N.A.	3/15/17	(38,517)
USD	16,395	EUR	15,640	JPMorgan Chase Bank N.A.	3/15/17	(183)
USD	14,946	EUR	14,246	JPMorgan Chase Bank N.A.	3/15/17	(154)
USD	35,246	EUR	33,594	JPMorgan Chase Bank N.A.	3/15/17	(363)
USD	40,536	EUR	38,292	JPMorgan Chase Bank N.A.	3/15/17	(53)
USD	47,724	EUR	45,408	JPMorgan Chase Bank N.A.	3/15/17	(408)
USD	79,540	EUR	75,681	JPMorgan Chase Bank N.A.	3/15/17	(680)
USD	70,626	EUR	67,398	JPMorgan Chase Bank N.A.	3/15/17	(814)
USD	91,208	EUR	86,263	JPMorgan Chase Bank N.A.	3/15/17	(228)
USD	990,117	EUR	934,639	JPMorgan Chase Bank N.A.	3/15/17	(581)
USD	60,878	EUR	57,442	JPMorgan Chase Bank N.A.	3/15/17	(9)
USD	23,919	EUR	22,388	JPMorgan Chase Bank N.A.	3/15/17	188
USD	756,216	EUR	705,048	JPMorgan Chase Bank N.A.	3/15/17	8,881
USD	2,016,576	EUR	1,880,128	JPMorgan Chase Bank N.A.	3/15/17	23,681
USD	40,101	EUR	37,560	JPMorgan Chase Bank N.A.	3/15/17	288
USD	52,388	EUR	49,289	JPMorgan Chase Bank N.A.	3/15/17	143
USD	115,703	EUR	107,309	JPMorgan Chase Bank N.A.	3/15/17	1,957
USD	85,910	EUR	80,207	JPMorgan Chase Bank N.A.	3/15/17	892
USD	81,824	EUR	76,392	JPMorgan Chase Bank N.A.	3/15/17	850
USD	100,319	EUR	93,695	JPMorgan Chase Bank N.A.	3/15/17	1,005
USD	164,618	EUR	152,328	JPMorgan Chase Bank N.A.	3/15/17	3,153
USD	49,189	EUR	45,443	JPMorgan Chase Bank N.A.	3/15/17	1,020
USD	33,779	EUR	31,266	JPMorgan Chase Bank N.A.	3/15/17	637
USD	76,637	EUR	70,775	JPMorgan Chase Bank N.A.	3/15/17	1,617
USD	39,505	EUR	36,616	JPMorgan Chase Bank N.A.	3/15/17	693
USD	164,432	EUR	153,572	JPMorgan Chase Bank N.A.	3/15/17	1,649
USD	67,297	EUR	63,000	JPMorgan Chase Bank N.A.	3/15/17	519
USD	39,151	EUR	36,990	JPMorgan Chase Bank N.A.	3/15/17	(57)
USD	115,351	EUR	108,823	JPMorgan Chase Bank N.A.	3/15/17	—
USD	97,283	EUR	91,167	JPMorgan Chase Bank N.A.	3/15/17	649
USD	35,312	EUR	33,091	JPMorgan Chase Bank N.A.	3/15/17	235
USD	67,863	EUR	63,675	JPMorgan Chase Bank N.A.	3/15/17	369
USD	109,558	EUR	103,040	JPMorgan Chase Bank N.A.	3/15/17	338
USD	20,824	EUR	19,754	JPMorgan Chase Bank N.A.	3/15/17	(115)
USD	12,691	EUR	11,957	JPMorgan Chase Bank N.A.	3/15/17	16

USD	154,608	EUR	145,569	JPMorgan Chase Bank N.A.	3/15/17	308
USD	236,170	EUR	222,362	JPMorgan Chase Bank N.A.	3/15/17	470
USD	42,563	EUR	40,038	JPMorgan Chase Bank N.A.	3/15/17	123
USD	69,276	EUR	65,167	JPMorgan Chase Bank N.A.	3/15/17	201
USD	2,890,647	EUR	2,771,978	UBS AG	3/31/17	(49,950)
USD	868,574	EUR	832,917	UBS AG	3/31/17	(15,009)
USD	19,609	EUR	18,804	UBS AG	3/31/17	(339)
USD	770,551	EUR	738,918	UBS AG	3/31/17	(13,315)
USD	1,029	EUR	982	UBS AG	3/31/17	(12)
USD	35,761	EUR	34,233	UBS AG	3/31/17	(554)
USD	1,131	EUR	1,078	UBS AG	3/31/17	(13)
USD	19,040	EUR	18,147	UBS AG	3/31/17	(211)
USD	1,590	EUR	1,513	UBS AG	3/31/17	(15)
USD	27,348	EUR	25,476	UBS AG	3/31/17	323
USD	579	EUR	538	UBS AG	3/31/17	8
USD	81,587	EUR	76,157	UBS AG	3/31/17	798
USD	905	EUR	852	UBS AG	3/31/17	1
USD	66,288	EUR	62,637	UBS AG	3/31/17	(159)
USD	302,490	EUR	286,544	UBS AG	3/31/17	(1,484)
USD	312,608	EUR	296,255	UBS AG	3/31/17	(1,668)
GBP	244,449	USD	311,421	UBS AG	3/15/17	(8,011)
GBP	4,297	USD	5,471	UBS AG	3/15/17	(137)
GBP	52,710	USD	67,107	UBS AG	3/15/17	(1,684)
GBP	37,084	USD	46,230	UBS AG	3/15/17	(202)
GBP	6,150	USD	7,610	UBS AG	3/15/17	23
GBP	116,640	USD	143,285	UBS AG	3/15/17	1,488
GBP	247,012	USD	300,390	UBS AG	3/15/17	6,201
GBP	575,967	USD	713,897	UBS AG	3/15/17	993
GBP	1,030,204	USD	1,276,912	UBS AG	3/15/17	1,776
GBP	132,340	USD	167,069	UBS AG	3/15/17	(2,808)
GBP	57,698	USD	72,644	UBS AG	3/15/17	(1,029)
GBP	20,013	USD	25,136	UBS AG	3/15/17	(296)
GBP	13,491	USD	16,773	UBS AG	3/15/17	(28)
GBP	115,899	USD	144,265	UBS AG	3/15/17	(412)
GBP	7,699	USD	9,563	UBS AG	3/15/17	(7)
GBP	14,608	USD	18,104	UBS AG	3/15/17	27
GBP	33,331	USD	41,553	Credit Suisse AG	3/31/17	(164)
GBP	19,714	USD	24,426	Credit Suisse AG	3/31/17	53
GBP	14,578	USD	18,372	Credit Suisse AG	3/31/17	(270)
USD	3,563,244	GBP	2,796,961	UBS AG	3/15/17	91,660
USD	116,734	GBP	91,805	UBS AG	3/15/17	2,786
USD	35,499	GBP	28,695	UBS AG	3/15/17	(118)
USD	170,924	GBP	138,165	UBS AG	3/15/17	(566)
USD	31,903	GBP	26,036	UBS AG	3/15/17	(412)
USD	66,983	GBP	54,131	UBS AG	3/15/17	(204)
USD	52,249	GBP	42,449	UBS AG	3/15/17	(439)
USD	33,209	GBP	26,977	UBS AG	3/15/17	(274)
USD	14,529	GBP	11,802	UBS AG	3/15/17	(120)
USD	292,388	GBP	237,787	UBS AG	3/15/17	(2,753)
USD	92,592	GBP	75,301	UBS AG	3/15/17	(872)
USD	281,819	GBP	231,259	UBS AG	3/15/17	(5,220)
USD	20,930	GBP	16,624	UBS AG	3/15/17	297
USD	15,750	GBP	12,578	UBS AG	3/15/17	138

USD	24,343	GBP	19,441	UBS AG	3/15/17	213
USD	72,520	GBP	57,981	UBS AG	3/15/17	554
USD	143,154	GBP	114,454	UBS AG	3/15/17	1,094
USD	66,484	GBP	53,193	UBS AG	3/15/17	460
USD	9,795	GBP	7,883	UBS AG	3/15/17	11
USD	9,795	GBP	7,883	UBS AG	3/15/17	11
USD	71,478	GBP	57,439	UBS AG	3/15/17	185
USD	67,791	GBP	54,468	UBS AG	3/15/17	186
USD	12,407	GBP	9,969	UBS AG	3/15/17	34
USD	743,779	GBP	599,110	Credit Suisse AG	3/31/17	(184)
USD	17,627	GBP	14,164	Credit Suisse AG	3/31/17	38
USD	20,354	GBP	16,678	Credit Suisse AG	3/31/17	(356)
USD	26,750	GBP	21,429	Credit Suisse AG	3/31/17	140
USD	33,189	GBP	26,682	Credit Suisse AG	3/31/17	56
HKD	69,494	USD	8,966	UBS AG	3/15/17	(13)
HUF	34,700,737	USD	120,447	UBS AG	3/16/17	(1,111)
HUF	88,181,914	USD	306,081	UBS AG	3/16/17	(2,822)
USD	302,127	HUF	88,015,706	UBS AG	3/16/17	(560)
USD	107,505	HUF	31,318,491	UBS AG	3/16/17	(199)
USD	70,248	HUF	20,681,974	UBS AG	3/16/17	(878)
USD	145,120	HUF	42,725,479	UBS AG	3/16/17	(1,813)
IDR	3,979,234,418	USD	297,914	UBS AG	3/15/17	(182)
IDR	1,581,673,378	USD	118,415	UBS AG	3/15/17	(72)
IDR	1,581,673,378	USD	117,422	Goldman Sachs & Co.	6/21/17	(423)
IDR	3,979,234,418	USD	295,415	Goldman Sachs & Co.	6/21/17	(1,064)
USD	118,566	IDR	1,581,673,378	UBS AG	3/15/17	223
USD	298,293	IDR	3,979,234,418	UBS AG	3/15/17	562
ILS	233,800	USD	61,644	JPMorgan Chase Bank N.A.	3/15/17	2,589
INR	7,102,927	USD	103,814	UBS AG	3/15/17	2,459
INR	20,348,092	USD	297,400	UBS AG	3/15/17	7,044
INR	10,439,988	USD	152,727	UBS AG	3/15/17	3,473
INR	3,533,187	USD	51,687	UBS AG	3/15/17	1,175
INR	1,476,112	USD	21,486	UBS AG	3/15/17	599
INR	12,112,226	USD	179,467	Morgan Stanley	6/21/17	(58)
INR	30,788,080	USD	456,187	Morgan Stanley	6/21/17	(149)
USD	460,617	INR	30,788,080	UBS AG	3/15/17	(28)
USD	181,210	INR	12,112,226	UBS AG	3/15/17	(11)
JPY	194,640,060	USD	1,716,554	Credit Suisse AG	3/15/17	16,743
JPY	6,210,396	USD	52,917	Credit Suisse AG	3/15/17	2,388
JPY	2,920,833	USD	24,842	Credit Suisse AG	3/15/17	1,168
JPY	3,627,731	USD	31,024	Credit Suisse AG	3/15/17	1,281
JPY	4,177,800	USD	35,708	Credit Suisse AG	3/15/17	1,496
JPY	12,933,058	USD	111,281	Credit Suisse AG	3/15/17	3,890
JPY	38,747,226	USD	332,110	Credit Suisse AG	3/15/17	12,940
JPY	118,198,890	USD	1,017,397	Credit Suisse AG	3/15/17	35,181
JPY	20,123,646	USD	177,915	Credit Suisse AG	3/15/17	1,289
JPY	9,839,838	USD	86,267	Credit Suisse AG	3/15/17	1,358
JPY	5,289,992	USD	46,419	Credit Suisse AG	3/15/17	690
JPY	8,260,991	USD	73,477	Credit Suisse AG	3/15/17	89
JPY	2,569,168	USD	22,851	Credit Suisse AG	3/15/17	28
JPY	8,078,156	USD	71,972	Credit Suisse AG	3/15/17	(35)
JPY	4,326,467	USD	38,369	Credit Suisse AG	3/15/17	159
JPY	1,650,617	USD	14,377	Credit Suisse AG	3/15/17	322

JPY	1,709,101	USD	14,678	Credit Suisse AG	3/31/17	554
JPY	2,040,269	USD	18,063	Credit Suisse AG	3/31/17	121
JPY	1,809,798	USD	15,946	Credit Suisse AG	3/31/17	183
JPY	1,834,712	USD	16,344	Credit Suisse AG	3/31/17	7
USD	10,666,678	JPY	1,209,494,601	Credit Suisse AG	3/15/17	(104,042)
USD	29,841	JPY	3,389,018	Credit Suisse AG	3/15/17	(339)
USD	32,662	JPY	3,748,535	Credit Suisse AG	3/15/17	(719)
USD	11,228	JPY	1,288,559	Credit Suisse AG	3/15/17	(247)
USD	28,824	JPY	3,297,829	Credit Suisse AG	3/15/17	(543)
USD	13,656	JPY	1,593,870	Credit Suisse AG	3/15/17	(538)
USD	33,567	JPY	3,917,808	Credit Suisse AG	3/15/17	(1,321)
USD	119,195	JPY	13,913,013	Credit Suisse AG	3/15/17	(4,703)
USD	20,427	JPY	2,390,346	Credit Suisse AG	3/15/17	(860)
USD	39,178	JPY	4,553,237	Credit Suisse AG	3/15/17	(1,370)
USD	42,394	JPY	4,960,916	Credit Suisse AG	3/15/17	(1,783)
USD	32,884	JPY	3,706,167	Credit Suisse AG	3/15/17	(120)
USD	34,119	JPY	3,845,444	Credit Suisse AG	3/15/17	(125)
USD	52,820	JPY	5,933,250	Credit Suisse AG	3/15/17	(17)
USD	18,589	JPY	2,083,255	Credit Suisse AG	3/15/17	37
USD	7,389	JPY	828,116	Credit Suisse AG	3/15/17	15
USD	225,144	JPY	25,168,146	Credit Suisse AG	3/15/17	1,018
USD	147,103	JPY	16,642,236	Credit Suisse AG	3/15/17	(1,098)
USD	12,789	JPY	1,459,912	Credit Suisse AG	3/15/17	(212)
USD	34,668	JPY	3,909,199	Credit Suisse AG	3/15/17	(144)
USD	13,118	JPY	1,479,156	Credit Suisse AG	3/15/17	(54)
USD	17,199	JPY	1,927,139	Credit Suisse AG	3/15/17	38
USD	21,074	JPY	2,357,005	Credit Suisse AG	3/15/17	85
USD	114,262	JPY	13,371,824	JPMorgan Chase Bank N.A.	3/15/17	(4,816)
USD	983,352	JPY	113,614,470	JPMorgan Chase Bank N.A.	3/15/17	(28,401)
USD	59,751	JPY	6,816,555	JPMorgan Chase Bank N.A.	3/15/17	(952)
USD	36,261	JPY	4,173,950	JPMorgan Chase Bank N.A.	3/15/17	(909)
USD	48,864	JPY	5,600,229	JPMorgan Chase Bank N.A.	3/15/17	(1,007)
USD	35,996	JPY	4,035,925	JPMorgan Chase Bank N.A.	3/15/17	55
USD	411,729	JPY	48,498,436	Credit Suisse AG	3/31/17	(20,504)
USD	14,737	JPY	1,718,565	Credit Suisse AG	3/31/17	(579)
USD	20,106	JPY	2,325,396	Credit Suisse AG	3/31/17	(619)
USD	18,207	JPY	2,092,405	Credit Suisse AG	3/31/17	(441)
USD	21,345	JPY	2,453,597	Credit Suisse AG	3/31/17	(522)
USD	19,804	JPY	2,220,778	Credit Suisse AG	3/31/17	12
KRW	494,606,931	USD	422,221	UBS AG	3/15/17	13,910
KRW	17,562,528	USD	14,769	UBS AG	3/15/17	717
KRW	83,933,269	USD	69,790	UBS AG	3/15/17	4,220
KRW	638,401,034	USD	564,158	UBS AG	3/15/17	(1,233)
KRW	533,040,398	USD	471,822	Morgan Stanley	6/21/17	(1,336)
USD	487,360	KRW	570,913,092	UBS AG	3/15/17	(16,055)
USD	27,463	KRW	33,353,439	UBS AG	3/15/17	(1,947)
USD	55,569	KRW	67,487,942	UBS AG	3/15/17	(3,941)
USD	24,744	KRW	29,708,891	UBS AG	3/15/17	(1,453)
USD	471,050	KRW	533,040,398	UBS AG	3/15/17	1,030
USD	565,082	KRW	638,401,034	Morgan Stanley	6/21/17	1,600
MXN	290,819	USD	13,507	JPMorgan Chase Bank N.A.	3/15/17	940
MXN	994,901	USD	45,069	JPMorgan Chase Bank N.A.	3/15/17	4,353
MXN	3,123,557	USD	141,498	JPMorgan Chase Bank N.A.	3/15/17	13,665

MXN	10,057,291	USD	481,226	JPMorgan Chase Bank N.A.	3/15/17	18,370
MXN	26,514,677	USD	1,268,687	JPMorgan Chase Bank N.A.	3/15/17	48,430
USD	27,010	MXN	557,072	JPMorgan Chase Bank N.A.	3/15/17	(663)
USD	226,742	MXN	4,676,547	JPMorgan Chase Bank N.A.	3/15/17	(5,566)
USD	142,003	MXN	2,974,389	JPMorgan Chase Bank N.A.	3/15/17	(5,750)
USD	51,157	MXN	1,071,527	JPMorgan Chase Bank N.A.	3/15/17	(2,072)
USD	460,667	MXN	9,921,930	JPMorgan Chase Bank N.A.	3/15/17	(32,206)
USD	1,214,485	MXN	26,157,815	JPMorgan Chase Bank N.A.	3/15/17	(84,906)
MYR	699,122	USD	155,672	Goldman Sachs & Co.	3/15/17	1,533
MYR	235,307	USD	52,395	Goldman Sachs & Co.	3/15/17	516
MYR	72,443	USD	16,131	Goldman Sachs & Co.	3/15/17	159
MYR	733,856	USD	164,819	Goldman Sachs & Co.	3/15/17	196
MYR	148,947	USD	33,310	Goldman Sachs & Co.	6/21/17	(51)
USD	322,925	MYR	1,432,978	Goldman Sachs & Co.	3/15/17	704
USD	35,787	MYR	158,803	Goldman Sachs & Co.	3/15/17	78
USD	33,452	MYR	148,947	Goldman Sachs & Co.	3/15/17	(40)
USD	164,119	MYR	733,856	Goldman Sachs & Co.	6/21/17	249
NOK	1,713,803	USD	199,385	JPMorgan Chase Bank N.A.	3/15/17	5,061
USD	1,258,401	NOK	10,546,219	JPMorgan Chase Bank N.A.	3/15/17	299
USD	3,602,396	NOK	30,190,417	JPMorgan Chase Bank N.A.	3/15/17	857
USD	155,681	NOK	1,349,087	JPMorgan Chase Bank N.A.	3/15/17	(5,257)
USD	56,825	NOK	492,426	JPMorgan Chase Bank N.A.	3/15/17	(1,919)
USD	148,174	NOK	1,293,051	JPMorgan Chase Bank N.A.	3/15/17	(6,079)
USD	51,121	NOK	446,115	JPMorgan Chase Bank N.A.	3/15/17	(2,097)
USD	73,493	NOK	628,256	JPMorgan Chase Bank N.A.	3/15/17	(1,454)
USD	36,504	NOK	299,864	JPMorgan Chase Bank N.A.	3/15/17	732
USD	97,344	NOK	799,638	JPMorgan Chase Bank N.A.	3/15/17	1,952
NZD	46,708	USD	33,183	JPMorgan Chase Bank N.A.	3/15/17	447
USD	8,878	NZD	12,497	JPMorgan Chase Bank N.A.	3/15/17	(120)
USD	145,438	NZD	211,270	JPMorgan Chase Bank N.A.	3/15/17	(6,677)
USD	52,158	NZD	75,767	JPMorgan Chase Bank N.A.	3/15/17	(2,394)
PHP	8,160,400	USD	162,461	UBS AG	3/15/17	(246)
PHP	22,264,221	USD	443,245	UBS AG	3/15/17	(671)
USD	162,882	PHP	8,160,400	UBS AG	3/15/17	668
USD	444,396	PHP	22,264,221	UBS AG	3/15/17	1,822
USD	438,704	PHP	22,264,221	Morgan Stanley	6/21/17	389
USD	160,796	PHP	8,160,400	Morgan Stanley	6/21/17	142
USD	250,033	PLN	1,045,415	UBS AG	3/15/17	(7,043)
USD	51,716	PLN	216,232	UBS AG	3/15/17	(1,457)
USD	103,077	PLN	438,211	UBS AG	3/15/17	(4,683)
USD	302,201	PLN	1,284,746	UBS AG	3/15/17	(13,729)
RUB	9,848,680	USD	151,565	UBS AG	3/15/17	16,708
RUB	19,545,938	USD	300,799	UBS AG	3/15/17	33,159
RUB	2,683,154	USD	43,249	UBS AG	3/15/17	2,595
RUB	8,272,040	USD	133,334	UBS AG	3/15/17	8,001
RUB	1,577,855	USD	25,986	UBS AG	3/15/17	973
RUB	6,917,413	USD	115,483	Morgan Stanley	6/21/17	443
RUB	8,735,267	USD	145,831	Morgan Stanley	6/21/17	560
USD	121,098	RUB	7,192,276	UBS AG	3/15/17	(1,787)
USD	321,301	RUB	19,082,711	UBS AG	3/15/17	(4,743)
USD	117,823	RUB	6,917,413	UBS AG	3/15/17	(366)
USD	148,787	RUB	8,735,267	UBS AG	3/15/17	(462)
SEK	284,800	USD	31,387	Goldman Sachs & Co.	3/15/17	183

SEK	448,633	USD	49,956	Goldman Sachs & Co.	3/15/17	(224)
SEK	2,670,626	USD	295,767	JPMorgan Chase Bank N.A.	3/15/17	279
SEK	964,089	USD	106,771	JPMorgan Chase Bank N.A.	3/15/17	101
SEK	227,054	USD	25,124	JPMorgan Chase Bank N.A.	3/15/17	46
USD	307,819	SEK	2,793,057	Goldman Sachs & Co.	3/15/17	(1,799)
SGD	297,704	USD	211,266	JPMorgan Chase Bank N.A.	3/15/17	1,183
SGD	745,544	USD	529,077	JPMorgan Chase Bank N.A.	3/15/17	2,963
USD	240,776	SGD	341,700	JPMorgan Chase Bank N.A.	3/15/17	(3,070)
USD	530,119	SGD	752,324	JPMorgan Chase Bank N.A.	3/15/17	(6,759)
USD	63,139	SGD	90,749	JPMorgan Chase Bank N.A.	3/15/17	(1,622)
USD	147,659	SGD	212,228	JPMorgan Chase Bank N.A.	3/15/17	(3,793)
THB	316,794	USD	8,888	UBS AG	3/15/17	187
THB	628,480	USD	17,610	UBS AG	3/15/17	393
THB	6,468,055	USD	185,483	UBS AG	3/15/17	(209)
THB	945,274	USD	27,054	Goldman Sachs & Co.	6/21/17	4
USD	181,460	THB	6,468,055	UBS AG	3/15/17	(3,815)
USD	27,107	THB	945,274	UBS AG	3/15/17	30
USD	185,119	THB	6,468,055	Goldman Sachs & Co.	6/21/17	(29)
TRY	181,949	USD	51,533	JPMorgan Chase Bank N.A.	3/15/17	(1,726)
TRY	512,439	USD	145,138	JPMorgan Chase Bank N.A.	3/15/17	(4,862)
TRY	545,278	USD	143,257	JPMorgan Chase Bank N.A.	3/15/17	6,008
TRY	222,667	USD	58,500	JPMorgan Chase Bank N.A.	3/15/17	2,454
TRY	196,620	USD	55,296	UBS AG	3/15/17	(1,473)
TRY	551,550	USD	155,113	UBS AG	3/15/17	(4,131)
USD	408,111	TRY	1,447,449	JPMorgan Chase Bank N.A.	3/15/17	11,885
USD	142,778	TRY	506,389	JPMorgan Chase Bank N.A.	3/15/17	4,158
TWD	1,702,007	USD	53,165	UBS AG	3/15/17	2,294
TWD	4,806,516	USD	150,140	UBS AG	3/15/17	6,479
TWD	4,779,324	USD	149,963	UBS AG	3/15/17	5,770
TWD	1,899,694	USD	59,608	UBS AG	3/15/17	2,293
TWD	4,779,324	USD	157,163	Morgan Stanley	6/21/17	(546)
TWD	1,899,694	USD	62,469	Morgan Stanley	6/21/17	(217)
USD	150,368	TWD	4,806,516	UBS AG	3/15/17	(6,251)
USD	53,246	TWD	1,702,007	UBS AG	3/15/17	(2,214)
USD	155,881	TWD	4,779,324	UBS AG	3/15/17	148
USD	61,960	TWD	1,899,694	UBS AG	3/15/17	59
ZAR	4,191,696	USD	298,363	JPMorgan Chase Bank N.A.	3/15/17	20,468
ZAR	1,453,726	USD	103,475	JPMorgan Chase Bank N.A.	3/15/17	7,099
ZAR	329,121	USD	23,793	JPMorgan Chase Bank N.A.	3/15/17	1,241
ZAR	2,000,354	USD	148,560	JPMorgan Chase Bank N.A.	3/15/17	3,592
ZAR	812,377	USD	60,332	JPMorgan Chase Bank N.A.	3/15/17	1,459
USD	266,700	ZAR	3,713,983	JPMorgan Chase Bank N.A.	3/15/17	(15,795)
USD	59,716	ZAR	831,584	JPMorgan Chase Bank N.A.	3/15/17	(3,537)
USD	57,082	ZAR	800,152	JPMorgan Chase Bank N.A.	3/15/17	(3,779)
USD	157,481	ZAR	2,207,492	JPMorgan Chase Bank N.A.	3/15/17	(10,426)
USD	121,611	ZAR	1,638,651	JPMorgan Chase Bank N.A.	3/15/17	(3,029)
USD	302,791	ZAR	4,079,952	JPMorgan Chase Bank N.A.	3/15/17	(7,541)
						34,663

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
54	Euro-Schatz 2-Year Bonds	March 2017	6,443,861	25,660
2	Euro-Bund 10-Year Bonds	March 2017	351,827	8,642
12	Korean Treasury 10-Year Bonds	March 2017	1,329,843	2,526
31	U.S. Treasury 5-Year Notes	June 2017	3,648,797	(6,985)
38	U.S. Treasury 2-Year Notes	June 2017	8,223,437	(7,803)
3	U.S. Treasury Ultra Bonds	June 2017	485,344	(476)
12	U.S. Treasury 10-Year Ultra Notes	June 2017	1,607,250	(2,428)
			22,090,359	19,136

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
22	Euro-Bobl 5-Year Bonds	March 2017	3,140,124	(46,647)
5	U.S. Treasury 10-Year Notes	June 2017	622,891	1,161
2	U.S. Treasury 10-Year Ultra Notes	June 2017	267,875	390
1	U.S. Treasury Long Bonds	June 2017	151,656	138
			4,182,546	(44,958)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 26	3,519,450	Sell	5.00	6/20/21	2.84	278,188	327,299
Markit CDX North America High Yield Index Series 27	564,300	Sell	5.00	12/20/21	3.16	30,766	49,080
						308,954	376,379

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $65,957,731, which represented 4.5% of total net assets.

(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $205,851.

(5)	Security is in default.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	Security is a zero-coupon bond.

(9)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	679,071,071	246,629,371	—
U.S. Treasury Securities	—	176,774,437	—
Corporate Bonds	—	141,902,868	—
U.S. Government Agency Mortgage-Backed Securities	—	60,815,345	—
Sovereign Governments and Agencies	—	60,013,698	—
Municipal Securities	—	33,989,989	—
Commercial Paper	—	22,262,123	—
Collateralized Mortgage Obligations	—	15,824,093	—
Commercial Mortgage-Backed Securities	—	14,655,832	—
Asset-Backed Securities	—	12,787,256	—
Exchange-Traded Funds	6,426,875	—	—
U.S. Government Agency Securities	—	6,045,547	—
Convertible Preferred Stocks	—	92,726	—
Temporary Cash Investments	18,147,645	—	—
	703,645,591	791,793,285	—
Other Financial Instruments
Futures Contracts	1,689	36,828	—
Swap Agreements	—	376,379	—
Forward Foreign Currency Exchange Contracts	—	859,120	—
	1,689	1,272,327	—

Liabilities
Other Financial Instruments
Futures Contracts	17,692	46,647	—
Forward Foreign Currency Exchange Contracts	—	824,457	—
	17,692	871,104	—

3. Federal Tax Information

As of February 28, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,307,427,032
Gross tax appreciation of investments	$201,660,892
Gross tax depreciation of investments	(13,649,048)
Net tax appreciation (depreciation) of investments	$188,011,844

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2017